UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd. King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Andrew J. McNally BNY Mellon Investment Servicing (US) Inc. 760 Moore Rd.
King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2014

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended April 30, 2014

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Nov 1, 2013 through April 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/13	Actual Ending Account Value 4/30/14	Actual Expenses Paid During Period* 11/1/13-4/30/14	Actual Expense Ratio During Period 11/1/13-4/30/14**
Large Cap Core Fund	$1,000.00	$1,062.30	$5.11	1.00%
Large Cap Strategies Fund	1,000.00	1,046.10	5.68	1.12%
Small & Mid Cap Fund	1,000.00	1,044.70	5.63	1.11%
Strategic Opportunities Fund	1,000.00	1,034.30	6.05	1.20%
Real Return Fund	1,000.00	1,128.20	5.80	1.10%
Fixed Income Fund	1,000.00	1,003.50	3.23	0.65%
Municipal Bond Fund	1,000.00	1,009.40	2.99	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended April 30, 2014

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/13	Hypothetical Ending Account Value 4/30/14	Hypothetical Expenses Paid During Period* 11/1/13-4/30/14	Hypothetical Expense Ratio During Period 11/1/13-4/30/14**
Large Cap Core Fund	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Strategies Fund	1,000.00	1,019.24	5.61	1.12%
Small & Mid Cap Fund	1,000.00	1,019.29	5.56	1.11%
Strategic Opportunities Fund	1,000.00	1,018.84	6.01	1.20%
Real Return Fund	1,000.00	1,019.34	5.51	1.10%
Fixed Income Fund	1,000.00	1,021.57	3.26	0.65%
Municipal Bond Fund	1,000.00	1,021.82	3.01	0.60%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	April 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 95.4%
Banks — 10.2%
349,975	BNP Paribas SA - ADR	$13,192,833
247,990	Citigroup, Inc.	11,881,201
369,850	DBS Group Holdings Ltd. - ADR	19,989,283
278,300	HSBC Holdings Plc - ADR	14,282,355
1,669,660	KeyCorp.	22,774,162
225,450	Morgan Stanley	6,973,169
544,250	Skandinaviska Enskilda Banken AB - ADR(b)	7,429,013
		96,522,016
Consumer Discretionary — 15.5%
725,660	Bridgestone Corp. - ADR	12,953,031
334,650	British Sky Broadcasting Group Plc - ADR	20,115,812
245,890	Daihatsu Motor Co. Ltd. - ADR	8,156,171
409,660	Dollar General Corp.(b)	23,121,210
313,510	L Brands, Inc.	16,992,241
244,470	Macy’s, Inc.	14,039,912
424,450	Pandora A/S - ADR	7,164,715
273,010	Swatch Group AG (The) - ADR	8,744,510
241,635	Target Corp.	14,920,961
75,925	Viacom, Inc. - Class B	6,452,107
274,075	Volkswagen AG - ADR	14,747,976
		147,408,646
Consumer Staples — 11.1%
157,290	CVS Caremark Corp.	11,438,129
235,005	Imperial Tobacco Group Plc - ADR	20,490,086
1,111,380	J Sainsbury Plc - ADR	25,495,057
191,960	Lorillard, Inc.	11,406,263
542,490	Svenska Cellulosa AB SCA - ADR	15,287,368
100,125	Walgreen Co.	6,798,488
510,750	Wilmar International Ltd. - ADR	13,902,615
		104,818,006
Energy — 5.8%
108,820	China Petroleum & Chemical Corp. - ADR	9,670,833
233,890	ConocoPhillips	17,380,366
229,305	ENI SpA - ADR	11,841,310
240,965	Marathon Oil Corp.	8,710,885
133,850	Valero Energy Corp.	7,652,205
		55,255,599
Health Care — 11.8%
293,055	Aetna, Inc.	20,938,780
348,400	Mylan, Inc.(b)	17,691,752
729,145	Pfizer, Inc.	22,807,656
362,660	Sanofi - ADR	19,511,108
111,685	Thermo Fisher Scientific, Inc.	12,732,089
191,625	Zimmer Holdings, Inc.	18,549,300
		112,230,685
Shares		Value
Industrials — 10.4%
51,100	Cummins, Inc.	$7,708,435
104,625	Illinois Tool Works, Inc.	8,917,189
852,630	Itochu Corp. - ADR	19,030,702
216,615	Nielsen Holdings NV	10,170,074
107,420	Union Pacific Corp.	20,455,991
72,200	United Rentals, Inc.(b)	6,774,525
1,121,370	Weir Group Plc (The) - ADR	25,264,466
		98,321,382
Information Technology — 10.0%
46,670	Apple, Inc.	27,539,500
348,745	Avago Technologies Ltd.	22,145,308
174,350	Hitachi Ltd. - ADR	12,411,977
162,050	NPX Semiconductor NV(b)	9,661,421
294,315	Qualcomm, Inc.	23,165,534
		94,923,740
Insurance — 6.8%
131,190	ACE Ltd.	13,423,361
246,740	American International Group, Inc.	13,109,296
903,510	Muenchener Rueckversi-cherungs AG - ADR	20,229,589
2,131,135	RSA Insurance Group Plc - ADR(b)	17,475,307
		64,237,553
Materials — 1.7%
1,077,890	Sumitomo Metal Mining Co. Ltd. - ADR	16,330,034
Real Estate — 1.1%
743,085	Wharf Holdings Ltd. - ADR	10,429,198
Telecommunication Services — 7.2%
246,210	CenturyLink, Inc.	8,595,191
367,475	China Telecom Corp. Ltd. - ADR	18,822,070
950,039	KDDI Corp. - ADR	12,645,019
2,748,085	Tele2 AB - ADR	17,477,821
383,660	Tim Participacoes SA - ADR	10,324,291
		67,864,392
Utilities — 3.8%
535,425	American Water Works Co., Inc.	24,377,900
542,055	Tokyo Gas Co. Ltd. - ADR	11,366,893
		35,744,793
Total Common Stocks (Cost $779,058,449)		904,086,044

5

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 4.2%
39,750,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	$39,750,500
Total Investment Company (Cost $39,750,500)		39,750,500
TOTAL INVESTMENTS — 99.6%
(Cost $818,808,949)(a)		943,836,544
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		3,592,135
NET ASSETS — 100.0%		$947,428,679

(a)	Cost for federal income tax purposes is $818,842,501 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$135,589,013
Unrealized depreciation	(10,594,970)
Net unrealized appreciation	$124,994,043

(b)	Non-income producing security.
(c)	Rate shown represents current yield at April 30, 2014.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	10.2%
Consumer Discretionary	15.5%
Consumer Staples	11.1%
Energy	5.8%
Health Care	11.8%
Industrials	10.4%
Information Technology	10.0%
Insurance	6.8%
Materials	1.7%
Real Estate	1.1%
Telecommunication Services	7.2%
Utilities	3.8%
Other*	4.6%
100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 89.6%
ARGENTINA — 0.2%
272,000	MercadoLibre, Inc.	$25,369,440
BELGIUM — 0.4%
487,000	UCB SA(e)	39,923,460
BRAZIL — 1.0%
2,010,000	Cielo SA	35,057,249
4,954,652	Itau Unibanco Holding SA - ADR	81,058,107
		116,115,356
CANADA — 0.3%
1,970,700	Barrick Gold Corp.	34,395,777
CHINA —0.9%
29,122,000	Anton Oilfield Services Group(e)	19,269,550
541,000	Baidu, Inc.. - ADR(b)	83,232,850
		102,502,400
DENMARK — 1.0%
2,430,000	Novo Nordisk A/S - Class B	109,621,004
FINLAND — 2.4%
1,722,000	Kone Oyj - Class B(e)	73,629,356
3,970,000	Sampo Oyj - A Shares(e)	197,123,058
		270,752,414
FRANCE — 0.6%
352,618	Renault SA	34,317,637
1,272,455	Vivendi SA	34,141,620
		68,459,257
GERMANY — 2.8%
1,266,000	Bayerische Motoren Werke AG	158,390,511
1,861,000	Deutsche Boerse AG(e)	136,296,046
162,874	Siemens AG	21,466,468
		316,153,025
HONG KONG — 0.2%
400,000	Jardine Matheson Holdings Ltd.	24,920,000
INDIA — 1.6%
2,932,000	Asian Paints Ltd.(e)	24,556,077
5,051,000	Housing Development Finance Corp.(e)	75,197,637
10,274,000	ITC Ltd.(e)	58,043,032
6,101,000	Titan Co. Ltd.(e)	25,778,660
		183,575,406
ITALY — 1.0%
1,395,722	ENI SpA	36,229,132
2,803,492	Fiat SpA(b)	33,760,142
5,564,000	Prada SpA(e)	44,423,297
		114,412,571
JAPAN — 3.6%
505,900	East Japan Railway Co.	36,880,449
748,000	Japan Airlines Co. Ltd.	38,704,162
Shares		Value
JAPAN (continued)
3,174,000	KDDI Corp.	$168,952,981
9,580,700	Mitsubishi UFJ Financial Group, Inc.	50,792,189
283,900	Nintendo Co. Ltd.	29,824,287
820,600	Nippon Telegraph & Telephone Corp.	45,438,613
427,000	Ono Pharmaceutical Co. Ltd.	33,789,113
		404,381,794
NETHERLANDS — 2.8%
784,000	ASML Holding NV	63,809,760
2,223,138	ING Groep NV(b)	31,567,449
375,000	Koninklijke Vopak NV	18,669,360
9,967,518	Reed Elsevier NV(e)	203,346,771
		317,393,340
RUSSIA — 0.3%
722,502	Lukoil OAO - ADR	38,184,231
SINGAPORE — 1.2%
1,802,000	Jardine Cycle & Carriage Ltd.(e)	67,425,875
14,326,000	Sembcorp Industries Ltd.(e)	61,362,862
		128,788,737
SOUTH AFRICA — 0.7%
796,000	Naspers Ltd. - Class N	75,056,509
SOUTH KOREA — 1.7%
31,564	Samsung Electronics Co. Ltd.	41,024,341
153,640	Samsung Electronics Co. Ltd. Preference Shares(e)	154,190,148
		195,214,489
SWITZERLAND — 3.9%
2,663,000	Nestle SA	205,602,602
646,800	Roche Holding AG	189,608,454
19,200	SGS SA	47,885,468
		443,096,524
TAIWAN — 0.1%
835,000	Ginko International Co. Ltd.(e)	14,018,975
THAILAND — 0.8%
3,507,000	Airports of Thailand Public Co. Ltd.(e)	21,133,033
51,195,000	CP ALL Public Co. Ltd.(e)	66,445,921
		87,578,954
UNITED KINGDOM — 7.6%
4,768,000	ARM Holdings Plc	71,767,963
308,000	ASOS Plc(b)	22,225,844
3,204,635	BP Plc	27,010,099
8,466,950	British Sky Broadcasting Group Plc(e)	125,800,595
2,930,000	Petrofac Ltd.(e)	71,879,701
907,358	Rio Tinto Plc	49,398,536
5,353,828	Rolls-Royce Holdings Plc	94,913,228
751,582,952	Rolls-Royce Holdings Plc - Preference Shares(b)(e)	1,268,966

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,100,000	Rotork Plc(e)	$48,120,832
17,800,000	Royal Mail Plc(b)(e)	159,132,540
7,700,587	Tesco Plc	38,088,192
2,614,966	Wolseley Plc(e)	151,040,060
		860,646,556
UNITED STATES — 54.5%
542,400	Allergan, Inc.	89,951,616
1,849,362	Altria Group, Inc.	74,177,910
237,000	Amazon.com, Inc.(b)	72,078,810
721,019	Apache Corp.	62,584,449
395,095	Apple, Inc.	233,141,609
3,215,473	Applied Materials, Inc.	61,286,915
117,880	AutoZone, Inc.(b)	62,934,953
2,272,657	Bank of New York Mellon Corp. (The)	76,974,893
926,500	Baxter International, Inc.	67,439,935
1,540,000	Becton Dickinson and Co.(e)	174,066,200
1,219,677	Bed Bath & Beyond, Inc.(b)	75,778,532
255,000	Biogen Idec, Inc.(b)	73,215,600
692,000	BioMarin Pharmaceutical, Inc.(b)	40,295,160
2,105,300	Broadcom Corp. - Class A	64,864,293
719,000	Cerner Corp.(b)	36,884,700
1,093,500	CH Robinson Worldwide, Inc.	64,407,150
2,915,000	Charles Schwab Corp. (The)	77,393,250
1,097,200	Cisco Systems, Inc.	25,356,292
834,500	Citigroup, Inc.	39,980,895
1,308,430	Coach, Inc.	58,421,400
4,973,200	Coca-Cola Co. (The)	202,856,828
2,541,000	Colgate-Palmolive Co.	171,009,300
2,517,200	Covidien Plc	179,350,500
1,154,250	DIRECTV(b)	89,569,800
287,000	Discovery Communications, Inc. - Class A(b)	21,783,300
1,252,500	Dr Pepper Snapple Group, Inc.	69,413,550
3,176,893	EMC Corp.	81,963,839
1,393,000	Facebook, Inc. - Class A(b)	83,273,540
629,000	FMC Technologies, Inc.(b)	35,664,300
3,266,500	Franklin Resources, Inc.	171,001,275
1,894,200	General Electric Co.	50,935,038
1,164,900	General Motors Co.	40,165,752
70,000	Google, Inc. - Class A(b)	37,441,600
60,000	Google, Inc. - Class C(b)	31,599,600
3,928,500	Hewlett-Packard Co.	129,876,210
106,000	Intuitive Surgical, Inc.(b)	38,340,200
1,339,998	JPMorgan Chase & Co.	75,013,088
402,000	Kansas City Southern	40,553,760
879,767	Kohl’s Corp.	48,202,434
1,980,000	Kraft Foods Group, Inc.	112,582,800
841,000	Las Vegas Sands Corp.	66,548,330
1,102,000	Lockheed Martin Corp.	180,882,280
1,661,500	Mastercard, Inc. - Class A	122,203,325
1,606,700	Mattel, Inc.	63,006,741
922,000	Medidata Solutions, Inc.(b)	33,477,820
1,153,800	Medtronic, Inc.	67,866,516
Shares		Value
UNITED STATES (continued)
1,651,000	Merck & Co., Inc.	$96,682,560
1,054,300	Microsoft Corp.	42,593,720
1,230,700	Molson Coors Brewing Co. - Class B	73,805,079
712,000	Monsanto Co.	78,818,400
501,000	National Oilwell Varco, Inc.	39,343,530
682,000	NIKE, Inc. - Class B	49,751,900
2,529,963	Occidental Petroleum Corp.	242,243,957
2,370,320	Oracle Corp.	96,898,682
988,483	PNC Financial Services Group, Inc. (The)	83,072,111
81,800	Priceline.com, Inc.(b)	94,703,950
667,400	Raytheon Co.	63,723,352
202,000	Regeneron Pharmaceuticals, Inc.(b)	59,971,780
2,547,300	Schlumberger Ltd	258,678,315
2,577,100	Staples, Inc.	32,213,750
833,285	T Rowe Price Group, Inc.	68,437,697
2,616,700	Texas Instruments, Inc.	118,929,015
922,900	Union Pacific Corp.	175,747,847
3,950,000	US Bancorp	161,081,000
454,000	Visa, Inc. - Class A	91,984,940
933,855	Wal-Mart Stores, Inc.	74,437,582
3,681,000	Wells Fargo & Co.	182,724,840
831,000	Workday, Inc. - Class A(b)	60,721,170
570,000	WW Grainger, Inc.	145,008,000
		6,167,389,465
Total Common Stocks (Cost $8,588,436,902)		10,137,949,684

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.0%
Federal Farm Credit Bank — 0.0%
$225,000	0.04%, 06/06/14(c)	224,991
Federal Home Loan Bank — 1.0%
8,500,000	0.01%, 05/07/14(c)	8,499,950
34,750,000	0.09%, 05/07/14(c)	34,749,508
3,500,000	0.10%, 05/09/14(c)	3,499,973
20,000,000	0.11%, 05/09/14(c)	19,999,533
1,835,000	0.04%, 05/16/14(c)	1,834,973
30,000,000	0.04%, 05/23/14(c)	29,999,313
1,180,000	0.05%, 06/04/14(c)	1,179,944
4,995,000	0.05%, 06/25/14(c)	4,994,618
4,325,000	0.05%, 06/25/14(c)	4,324,803
900,000	0.05%, 06/27/14(c)	899,932
135,000	0.06%, 07/09/14(c)	134,990
2,745,000	0.05%, 07/30/14(c)	2,744,726
		112,862,263
Total U.S. Government Agencies (Cost $113,087,052)		113,087,254

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
EXCHANGE TRADED FUNDS — 7.1%
1,739,000	iShares Core S&P 500 Index Fund	$329,610,060
21,300,000	iShares MSCI Japan Index Fund .	236,004,000
3,565,000	Vanguard FTSE Europe Index	215,718,150
128,000	SPDR S&P 500 ETF Trust	24,119,040
Total Exchange Traded Funds (Cost $791,735,487)		805,451,250
INVESTMENT COMPANY — 3.3%
377,881,300	Federated Government Obligations Fund, 0.02%(d)	377,881,300
Total Investment Company (Cost $377,881,300)		377,881,300
TOTAL INVESTMENTS — 101.0% (Cost $9,871,140,741)(a)		11,434,369,488
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(115,893,443)
NET ASSETS — 100.0%		$11,318,476,045

(a)	Cost for federal income tax purposes is $9,889,901,500 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,693,876,669
Unrealized depreciation	(149,408,681)
Net unrealized appreciation	$1,544,467,988

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at April 30, 2014.
(e)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $1,056,226,798 or 9.34% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	6.0%
Consumer Discretionary	15.6%
Consumer Staples	11.4%
Diversified Financials	5.6%
Energy	7.5%
Health Care	11.9%
Industrials	10.2%
Information Technology	15.8%
Insurance	1.7%
Materials	1.7%
Telecommunication Services	2.2%
Other*	10.4%
100.0%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2014
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 89.0%
ARGENTINA — 0.0%
40,600	Other Securities	0.0	$369,866
AUSTRALIA — 1.9%
58,135,685	Other Securities	1.9	132,837,360
AUSTRIA — 0.2%
401	AMAG Austria Metall AG(b)	0.0	13,791
578,988	Other Securities	0.2	16,126,218
			16,140,009
BAHAMAS — 0.0%
488	Other Securities	0.0	97,509
BELGIUM — 0.3%
635,496	Other Securities	0.3	22,064,413
BERMUDA — 0.7%
381,000	Endurance Specialty Holdings Ltd.	0.3	19,362,420
1,242,905	Other Securities	0.4	27,303,246
			46,665,666
BRAZIL — 0.8%
9,812,716	Other Securities	0.8	59,333,911
CAMBODIA — 0.0%
248,000	Other Securities	0.0	225,194
CANADA — 2.4%
14,381,636	Other Securities	2.4	170,693,874
CAYMAN ISLANDS — 0.0%
119,054	Other Securities	0.0	145,842
CHILE — 0.1%
57,330,182	Other Securities	0.1	5,672,175
CHINA — 1.2%
144,802,556	Other Securities	1.2	86,356,556
COLUMBIA — 0.0%
152,173	Other Securities	0.0	2,483,805
CYPRUS — 0.0%
476,416	Other Securities	0.0	721,059
DENMARK — 0.7%
561,699	Chr. Hansen Holding A/S	0.4	25,318,217
728,497	Other Securities	0.3	23,567,600
			48,885,817
FAEROE ISLANDS — 0.0%
8,468	Other Securities	0.0	138,072
FINLAND — 0.5%
2,553,656	Other Securities	0.5	34,611,284
FRANCE — 2.3%
4,324,310	Other Securities	2.3	159,277,533
GABON — 0.0%
55	Other Securities	0.0	33,460
Shares		Percentage of Net Assets (%)	Value
GEORGIA — 0.0%
7,118	Other Securities	0.0	$312,828
GERMANY — 2.8%
155,898	Bilfinger SE	0.3	18,520,457
222,654	MTU Aero Engines AG	0.3	20,952,582
483,853	Symrise AG(c)	0.3	24,417,526
3,245,506	Other Securities	1.9	130,837,640
			194,728,205
GIBRALTAR — 0.0%
190,191	Other Securities	0.0	416,119
GREECE — 0.0%
381,088	Other Securities	0.0	2,509,979
GUERNSEY — 0.1%
1,039,804	Other Securities	0.1	4,765,423
HONG KONG — 1.3%
339,158,722	Other Securities	1.3	94,333,411
HUNGARY — 0.0%
24,646	Other Securities	0.0	35,112
INDIA — 1.1%
21,513,238	Other Securities	1.1	75,091,104
INDONESIA — 0.4%
324,050,671	Other Securities	0.4	27,761,526
IRELAND — 0.5%
4,535,717	Other Securities	0.5	36,554,581
ISLE OF MAN — 0.0%
21,606	Other Securities	0.0	48,752
ISRAEL — 1.9%
1,812,500	Check Point Software Technologies Ltd.(d)	1.6	116,108,750
2,305,670	Other Securities	0.3	19,068,682
			135,177,432
ITALY — 0.7%
8,042,896	Other Securities	0.7	47,240,966
JAPAN — 4.4%
45,274,272	Other Securities	4.4	309,085,167
JERSEY CHANNEL ISLANDS — 0.0%
611,113	Other Securities	0.0	2,364,463
LIECHTENSTEIN — 0.0%
1,465	Other Securities	0.0	118,212
LUXEMBOURG — 0.3%
2,734,415	AZ Electronic Materials SA(c)	0.3	18,587,083
430,388	Other Securities	0.0	2,134,605
			20,721,688
MALAYSIA — 0.7%
50,293,735	Other Securities	0.7	46,382,388
MALTA — 0.0%
18,375	Other Securities	0.0	495,325

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
MEXICO — 0.5%
13,926,771	Other Securities	0.5	$33,385,687
MONGOLIA — 0.0%
274,500	Other Securities	0.0	22,660
NETHERLANDS — 1.1%
480,476	Koninklijke Boskalis Westminster NV	0.4	27,216,752
2,233,413	Other Securities	0.7	46,598,296
			73,815,048
NEW ZEALAND — 0.4%
8,299,317	Other Securities	0.4	28,067,796
NORWAY — 0.2%
3,667,503	Other Securities	0.2	15,174,013
PERU — 0.1%
3,320,172	Other Securities	0.1	4,372,044
PHILIPPINES — 0.2%
49,353,915	Other Securities	0.2	15,715,022
POLAND — 0.1%
2,343,753	Other Securities	0.1	10,049,641
PORTUGAL — 0.1%
6,282,821	Other Securities	0.1	6,110,549
QATAR — 0.1%
136,557	Other Securities	0.1	3,375,621
SINGAPORE — 1.6%
12,858,000	CapitaMall Trust REIT	0.3	20,460,804
4,621,000	SIA Engineering Co. Ltd.(c)	0.3	17,655,412
55,741,094	Other Securities	1.0	71,888,149
			110,004,365
SOUTH AFRICA — 0.5%
7,128,982	Other Securities	0.5	36,059,485
SOUTH KOREA — 1.4%
5,094,582	Other Securities	1.4	99,479,848
SPAIN — 0.6%
5,457,172	Other Securities	0.6	40,622,588
SWEDEN — 0.8%
3,423,203	Other Securities	0.8	59,401,867
SWITZERLAND — 1.6%
178,000	Allied World Assurance Co. Holdings AG	0.3	19,168,820
2,164,947	Other Securities	1.3	94,657,304
			113,826,124
TAIWAN — 1.2%
105,893,504	Other Securities	1.2	85,729,177
THAILAND — 0.3%
73,671,827	Other Securities	0.3	21,772,215
TURKEY — 0.1%
6,097,576	Other Securities	0.1	9,665,567
Shares		Percentage of Net Assets (%)	Value
UNITED ARAB EMIRATES — 0.1%
939,239	Other Securities	0.1	$4,989,369
UNITED KINGDOM — 7.8%
1,307,376	Bodycote Plc(c)	0.2	16,124,778
657,578	Croda International Plc(c)	0.4	28,600,008
1,070,000	Ensco Plc - Class A	0.8	53,981,500
530,259	Rotork Plc(c)	0.3	23,196,822
606,745	Victrex Plc(c)	0.3	19,064,508
56,130,390	Other Securities	5.8	409,118,713
			550,086,329
UNITED STATES — 44.9%
604,000	Actuant Corp. - Class A	0.3	20,451,440
1,250,407	Advance Auto Parts, Inc.	2.1	151,661,865
910,000	Albemarle Corp.	0.9	61,006,400
1,375,000	AmerisourceBergen Corp.	1.3	89,622,500
131,000	Bio-Rad Laboratories, Inc. - Class A(d)	0.2	16,140,510
2,870,200	CareFusion Corp.(d)	1.6	112,110,012
422,100	Cepheid, Inc.(d)	0.3	18,352,908
381,000	CLARCOR, Inc.	0.3	22,006,560
2,510,000	Crown Holdings, Inc.(c)(d)	1.7	118,396,700
570,000	CST Brands, Inc.	0.3	18,599,100
789,000	Energizer Holdings, Inc.	1.2	88,123,410
164,000	Esterline Technologies Corp.(d)	0.2	17,879,280
1,150,000	Flowserve Corp.	1.2	84,007,500
1,910,000	Generac Holdings, Inc.(c)	1.6	112,460,800
563,519	Henry Schein, Inc.(d)	0.9	64,370,775
860,500	Hubbell, Inc. - Class B(c)	1.4	101,298,060
291,000	John Wiley & Sons, Inc. - Class A	0.2	16,720,860
635,305	MSC Industrial Direct Co., Inc. - Class A	0.8	57,850,873
1,905,746	NetApp, Inc.	1.0	67,863,615
1,324,200	Omnicom Group, Inc.	1.3	89,621,856
1,696,000	PetSmart, Inc.	1.6	114,785,280
1,000,000	Rockwell Collins, Inc.	1.1	77,650,000
29,636,600	Samsonite International SA(c)	1.3	94,036,510
400,000	Sensient Technologies Corp.	0.3	21,620,000
950,000	Snap-on, Inc.(c)	1.6	110,200,000
265,000	TreeHouse Foods, Inc.(d)	0.3	19,832,600
515,000	TriMas Corp.(c)(d)	0.3	18,467,900
1,629,690	Tupperware Brands Corp.(c)	2.0	138,376,978
350,000	UMB Financial Corp.(c)	0.3	20,548,500
3,475,000	Vantiv, Inc. - Class A(c)(d)	1.5	106,856,250
1,645,000	Varian Medical Systems, Inc.(c)(d)	1.9	130,859,750
1,750,000	Waste Connections, Inc.(c)	1.1	78,155,000
956,351	Waters Corp.(c)(d)	1.3	94,238,828
1,695,000	Wyndham Worldwide Corp.	1.7	120,921,300
25,704,850	Other Securities	9.8	687,122,673
			3,162,216,593
Total Common Stocks (Cost $4,613,689,260)			6,268,837,694

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Percentage of Net Assets (%)	Value
INVESTMENT COMPANY — 0.3%
23,517,099	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	0.3	$23,517,099
Total Investment Company (Cost $23,517,099)			23,517,099

EXCHANGE TRADED FUNDS — 9.4%
1,825,000	iShares Core S&P Small Cap ETF	2.8	195,512,250
3,433,100	iShares MSCI EAFE Small Cap Index Fund	2.6	178,589,862
234,861	iShares MSCI Japan Small Cap Index Fund	0.2	12,122,351
95,000	iShares Russell Mid-Cap ETF	0.2	14,619,550
196,000	SPDR Russell Nomura Small Cap Japan Fund	0.1	9,323,720
2,354,800	SPDR S&P International Small Cap Fund	1.1	79,780,624
160,000	SPDR S&P MidCap 400 ETF Trust	0.6	39,475,200
400,000	Vanguard Small-Cap ETF	0.6	44,076,000
1,693,500	WisdomTree Japan Hedged Equity Fund	1.1	78,053,415
160,000	WisdomTree Japan Small Cap Dividend Fund	0.1	7,912,000
Total Exchange Traded Funds (Cost $603,921,916)			659,464,972
RIGHTS/WARRANTS — 0.0%
2,640,261	Other Rights/Warrants	0.0	1,321,714
Total Rights/Warrants (Cost $635,248)			1,321,714

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.2%

Federal Home Loan Bank — 0.2%
$16,000,000	0.01%, 05/02/2014(f)	0.2	15,999,996
Total U.S. Government Agencies (Cost $15,999,996)			15,999,996
Shares		Percentage of Net Assets (%)	Value
CASH SWEEP — 0.7%
45,212,276	Citibank - US Dollars on Deposit in Custody Account, 0.02%(e)	0.7	$45,212,276
Total Cash Sweep (Cost $45,212,276)			45,212,276
TOTAL INVESTMENTS — 99.6% (Cost $5,302,975,795)(a)			$7,014,353,751
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			28,220,366
NET ASSETS — 100.0%			$7,042,574,117

(a)	Cost for federal income tax purposes is $5,307,296,900 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,823,679,878
Unrealized depreciation	(116,623,027)
Net unrealized appreciation	$1,707,056,851

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $13,791,which is less than 0.01% of net assets.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $767,868,391 or 10.91% of net assets.
(d)	Non-income producing security.
(e)	Rate shown represents current yield at April 30, 2014.
(f)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common stocks and Rights with a value of $4,006,619 (cost of $6,954,135) or 0.06% of net assets were fair valued by the Board of Directors.

REIT — Real Estate Investment Trust

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.6%
Consumer Discretionary	16.9%
Consumer Staples	5.4%
Diversified Financials	1.2%
Energy	3.5%
Health Care	11.8%
Industrials	22.8%
Information Technology	10.1%
Insurance	2.2%
Materials	8.6%
Real Estate	2.3%
Telecommunication Services	0.6%
Utilities	1.0%
Other*	11.0%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

13

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments	April 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 18.2%
AUSTRALIA — 0.2%
287,310	BC Iron Ltd.	$1,166,397
157,217	BHP Billiton Ltd.	5,513,543
1,539,440	Mount Gibson Iron Ltd.	1,043,999
532,880	PanAust Ltd.	794,545
337,010	RCR Tomlinson Ltd.	854,712
1,833,740	Resolute Mining Ltd.(b)	1,030,641
		10,403,837
AUSTRIA — 0.1%
111,850	OMV AG	5,231,719
BERMUDA — 0.4%
23,239	Arch Capital Group Ltd.(b)	1,332,059
28,625	Aspen Insurance Holdings Ltd.	1,310,452
48,420	Axis Capital Holdings Ltd.	2,215,215
29,490	Everest Re Group Ltd.	4,660,305
128,430	Nabors Industries Ltd.	3,277,534
79,738	RenaissanceRe Holdings Ltd.	8,070,283
3,000	Seadrill Ltd.	105,660
46,500	Validus Holdings Ltd.	1,723,755
		22,695,263
BRAZIL — 0.1%
76,660	Anhanguera Educacional Participacoes SA	474,451
29,180	Cia Hering	311,201
49,470	Equatorial Energia SA	453,933
117,830	Even Construtora e Incorporadora SA	383,123
103,780	Tim Participacoes SA	559,916
27,290	Tractebel Energia SA	400,951
		2,583,575
CANADA — 0.3%
82,270	Bank of Montreal	5,670,817
124,690	BCE, Inc.	5,551,637
123,017	Imperial Oil Ltd.	6,006,906
		17,229,360
CHINA — 0.1%
903,500	Asia Cement China Holdings Corp.	657,265
662,000	Beijing Capital International Airport Co. Ltd. - H Shares	459,381
1,125,000	China Molybdenum Co. Ltd. - H Shares	500,616
322,728	Huaxin Cement Co. Ltd. - B Shares	491,515
227,000	Inner Mongolia Yitai Coal Co. Ltd. - B Shares	285,339
139,640	Nam Tai Property, Inc.	964,912
6,622,000	Semiconductor Manufacturing International Corp.(b)	538,100
1,178,000	Shenzhen Expressway Co. Ltd. - H Shares	537,875
527,000	SOHO China Ltd.	419,400
Shares		Value
CHINA (continued)
784,000	Weiqiao Textile Co. - H Shares	$436,850
856,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	542,111
		5,833,364
FINLAND — 0.2%
232,360	Neste Oil Oyj	4,770,988
106,075	Sampo Oyj - A Shares	5,266,959
		10,037,947
FRANCE — 0.1%
337,630	UBISOFT Entertainment(b)	6,290,748
GERMANY — 0.1%
835,610	Balda AG(c)	3,890,548
14,968	Volkswagen AG	3,997,420
		7,887,968
GREECE — 0.2%
491,740	Aegean Marine Petroleum Network, Inc.	4,538,760
722,180	Navios Maritime Holdings, Inc.	5,683,557
		10,222,317
GUERNSEY — 0.1%
143,685	Amdocs Ltd.	6,685,663
HONG KONG — 0.6%
350,799	Cheung Kong Holdings Ltd.	5,972,626
2,236,000	China Lumena New Materials Corp.	360,508
700,200	China Mobile Ltd.	6,656,143
2,754,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b) .	337,459
2,382,000	CSPC Pharmaceutical Group Ltd.	1,981,684
2,038,800	Guangdong Investment Ltd.	2,216,844
1,587,200	Link REIT (The)	7,892,036
1,516,067	MTR Corp Ltd.	5,719,753
349,000	Shanghai Industrial Holdings Ltd.	1,080,363
		32,217,416
INDIA — 0.0%
86,410	Cairn India Ltd.(b)	480,151
83,650	GAIL India Ltd.(b)	513,286
		993,437
INDONESIA — 0.0%
51,659,000	Energi Mega Persada Tbk PT(b)	420,010
IRELAND — 0.1%
7,093	Accenture Plc - Class A	569,000
69,278	Seagate Technology Plc	3,642,637
67,300	XL Group Plc	2,109,855
		6,321,492

14

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
ITALY — 0.4%
419,120	ASTM SpA(c)	$7,099,688
8,686,850	Banca Carige SpA(b)	6,411,493
36,300	DiaSorin SpA	1,496,720
4,222,210	Saras SpA(b)(c)	7,322,090
		22,329,991
JAPAN — 1.5%
219,000	Aichi Steel Corp.	805,438
31,000	Alfresa Holdings Corp.	1,928,498
4,598,900	ANA Holdings, Inc.	10,031,346
57,000	As One Corp.(c)	1,495,320
52,000	Daikoku Denki Co. Ltd.	927,236
47,000	East Japan Railway Co.	3,426,331
39,000	Exedy Corp.	1,040,661
420,200	Fuji Oil Co. Ltd.(c)	2,107,120
65,000	Fuji Soft, Inc.	1,358,048
33,500	Hisamitsu Pharmaceutical Co., Inc.	1,402,455
348,463	House Foods Group, Inc.	5,794,367
112,000	Information Services International-Dentsu Ltd.(c)	1,401,164
85,800	Kewpie Corp.	1,232,848
432,000	Kyokuyo Co. Ltd.	1,115,548
53,800	McDonald’s Holdings Co. Japan Ltd.	1,488,729
106,000	Moshi Moshi Hotline, Inc.	1,072,079
863,000	Nippon Coke & Engineering Co. Ltd.	1,004,519
48,600	Nitori Holdings Co. Ltd.	2,227,134
82,700	Nomura Research Institute Ltd.	2,390,360
302,000	Otsuka Holdings Co. Ltd.	8,693,559
212,900	Rengo Co. Ltd.	951,683
73,600	Rohto Pharmaceutical Co. Ltd.	1,297,998
202,000	Round One Corp.	1,448,291
66,000	Ryosan Co. Ltd.	1,393,789
57,600	Sawai Pharmaceutical Co. Ltd.	3,566,372
809,000	Seikitokyu Kogyo Co. Ltd.(b)	989,143
739,700	Sumitomo Osaka Cement Co. Ltd.	2,937,528
991,000	Tokyo Gas Co. Ltd.	5,185,944
501,200	TonenGeneral Sekiyu KK	4,730,846
122,000	Toppan Forms Co. Ltd.	1,121,729
247,000	Toshiba Machine Co. Ltd.	1,106,529
40,000	Trancom Co. Ltd.	1,406,563
79,100	West Japan Railway Co.	3,205,471
33,700	Wowow, Inc.	1,130,640
		81,415,286
MALAYSIA — 0.2%
555,000	Faber Group Berhad	504,777
924,288	Public Bank Berhad	5,700,554
2,256,100	TA Enterprise Berhad	559,621
1,742,500	Telekom Malaysia Berhad	3,308,375
		10,073,327
Shares		Value
NETHERLANDS — 0.1%
141,038	Unilever NV	$6,043,228
NEW ZEALAND — 0.2%
1,005,310	Air New Zealand Ltd.	1,820,443
1,608,712	Auckland International Airport Ltd.	5,507,147
137,310	Ebos Group Ltd.	1,112,981
		8,440,571
PHILIPPINES — 0.0%
1,073,000	First Gen Corp.	457,313
POLAND — 0.0%
13,780	Lubelski Wegiel Bogdanka SA	563,234
291,770	Synthos SA	458,714
		1,021,948
PUERTO RICO — 0.0%
21,947	Popular, Inc.(b)	678,162
SINGAPORE — 0.2%
5,029,550	Singapore Post Ltd.	5,676,648
1,689,121	Singapore Press Holdings Ltd.	5,645,224
		11,321,872
SOUTH KOREA — 0.2%
79,440	Iljin Display Co. Ltd.	1,064,787
69,140	Jahwa Electronics Co. Ltd.	1,234,523
44,110	LG Fashion Corp.	1,144,051
835,990	Meritz Securities Co. Ltd.	1,832,495
15,390	Samsung Electro-Mechanics Co. Ltd.	985,985
68,950	Sebang Co. Ltd.(c)	1,194,430
45,760	Silla Co. Ltd.(c)	1,100,490
84,990	Sungwoo Hitech Co. Ltd.	1,369,480
		9,926,241
SWEDEN — 0.3%
156,225	Investor AB - B Shares	6,042,661
124,316	Lundbergforetagen AB(c)	5,802,637
1,669,680	SAS AB(b)	3,569,338
		15,414,636
SWITZERLAND — 0.4%
55,138	ACE Ltd.	5,641,720
45,600	Allied World Assurance Co. Holdings AG	4,910,664
65,952	Swiss Prime Site AG	5,541,587
9,446	Swisscom AG	5,742,086
		21,836,057
TAIWAN — 0.1%
818,000	Accton Technology Corp.	486,228
724,000	Ardentec Corp.	613,763
766,000	China General Plastics Corp.	386,830
25,260	ChipMOS TECHNOLOGIES Bermuda Ltd.	531,470
873,500	Chunghwa Telecom Co. Ltd.	2,724,806
430,000	Gemtek Technology Corp.	388,022

15

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
199,000	Huang Hsiang Construction Co.	$302,474
428,000	ITEQ Corp.	493,225
182,000	Realtek Semiconductor Corp.	518,915
322,000	Test Research, Inc.	539,546
576,000	Test-Rite International Co. Ltd.	412,955
193,000	Yungshin Construction & Development Co.	491,480
		7,889,714
THAILAND — 0.0%
390,800	Bangchak Petroleum Public Co. Ltd.	386,452
TURKEY — 0.0%
111,940	Aksa Akrilik Kimya Sanayii	389,117
104,030	Aygaz AS	428,624
168,310	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS(b)	314,054
123,370	Turk Hava Yollari	394,377
		1,526,172
UNITED KINGDOM — 0.2%
2,328,890	Afren Plc(b)	6,193,021
89,200	Smith & Nephew Plc	1,384,808
360,865	WM Morrison Supermarkets Plc.	1,224,046
		8,801,875
UNITED STATES — 11.8%
40,469	3M Co.	5,628,833
71,370	AAR Corp.	1,848,483
71,000	Abbott Laboratories	2,750,540
155,280	Abercrombie & Fitch Co. - Class A	5,708,093
143,130	Aceto Corp.	3,131,684
21,181	Acorda Therapeutics, Inc.(b)	750,866
8,169	Aflac, Inc.	512,360
6,178	Alliant Techsystems, Inc.	890,991
198,180	Alon USA Energy, Inc.	3,228,352
107,190	Ambac Financial Group, Inc.(b).	3,234,994
42,800	American Equity Investment Life Holding Co.	998,096
39,200	American Financial Group, Inc.	2,290,456
475,000	American International Group, Inc.	25,236,750
100,000	American Public Education, Inc.(b)	3,460,000
10,977	AmerisourceBergen Corp.	715,481
23,600	Amgen, Inc.	2,637,300
15,279	Andersons, Inc. (The)	951,729
51,500	Apple, Inc.	30,389,635
82,550	AptarGroup, Inc.	5,565,521
117,228	Arthur J Gallagher & Co.	5,277,605
42,907	Associated Banc-Corp.	753,018
51,659	Assurant, Inc.	3,482,333
43,050	Atlantic Tele-Network, Inc.	2,547,268
70,103	Automatic Data Processing, Inc.	5,465,230
9,483	AutoNation, Inc.(b)	502,504
Shares		Value
UNITED STATES (continued)
462,500	Bank of America Corp.	$7,002,250
46,737	Becton Dickinson and Co.	5,282,683
92,260	Benchmark Electronics, Inc.(b) .	2,138,587
350,000	Blucora, Inc.(b)	6,737,500
5,267	Boeing Co. (The)	679,548
257,920	Brocade Communications Systems, Inc.(b)	2,401,235
21,638	CA, Inc.	652,169
15,434	CACI International, Inc. - Class A(b)	1,074,978
53,814	Cadence Design Systems, Inc.(b)	837,346
14,000	Campbell Soup Co.	636,860
14,674	CareFusion Corp.(b)	573,166
18,000	CBOE Holdings, Inc.	960,480
9,712	CBS Corp.	560,965
40,810	Celanese Corp.	2,506,958
28,559	CF Industries Holdings, Inc.	7,001,810
47,116	Chevron Corp.	5,914,000
24,030	Churchill Downs, Inc.	2,110,555
14,150	Cintas Corp.	833,860
430,500	Cirrus Logic, Inc.(b)	9,600,150
71,912	Cisco Systems, Inc.	1,661,886
200,000	Citigroup, Inc.	9,582,000
60,683	Clorox Co. (The)	5,503,948
147,840	CNO Financial Group, Inc.	2,550,240
278,938	Coca-Cola Co. (The)	11,377,881
12,174	Cognizant Technology Solutions Corp. - Class A(b)	583,195
35,860	Coherent, Inc.(b)	2,141,201
85,303	Colgate-Palmolive Co.	5,740,892
15,299	Comerica, Inc.	738,024
40,060	Computer Sciences Corp.	2,370,751
57,218	Consolidated Edison, Inc.	3,320,361
4,503	Cooper Cos., Inc. (The)	593,991
75,307	Covidien Plc	5,365,624
30,900	CR Bard, Inc.	4,243,497
4,703	Cracker Barrel Old Country Store, Inc.	445,562
63,169	Crestwood Equity Partners LP(b)	891,315
8,356	CVS Caremark Corp.	607,648
118,200	CYS Investments, Inc., REIT	1,016,520
69,956	Danaher Corp.	5,133,371
50,161	Delek US Holdings, Inc.	1,604,650
21,284	Delta Air Lines, Inc.	783,890
52,090	Deluxe Corp.	2,862,345
115,631	DENTSPLY International, Inc.	5,160,612
25,600	Dillard’s, Inc. - Class A	2,507,008
30,720	DineEquity, Inc.	2,328,883
25,900	Dolby Laboratories, Inc. - Class A(b)	1,032,115
120,600	Dollar Tree, Inc.(b)	6,279,642
46,140	Dr Pepper Snapple Group, Inc.	2,557,079
74,540	DTE Energy Co.	5,824,556
26,051	East West Bancorp, Inc.	899,020

16

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
127,300	El Paso Pipeline Partners LP	$4,143,615
11,670	EnerSys, Inc.	788,659
56,814	Exxon Mobil Corp.	5,818,322
103,900	Family Dollar Stores, Inc.	6,104,125
77,670	FBR & Co.(b)	2,003,886
34,100	Fidelity National Information Services, Inc.	1,821,963
155,121	Fifth Third Bancorp	3,197,044
57,953	First Niagara Financial Group, Inc.	516,941
350,000	Francesca’s Holdings Corp.(b)	5,726,000
101,245	Franklin Resources, Inc.	5,300,176
275,000	GameStop Corp. - Class A	10,912,000
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
46,259	Genworth Financial, Inc. - Class A(b)	825,723
134,390	Green Plains Renewable Energy, Inc.	4,018,261
36,440	Harris Corp.	2,679,069
329,900	Hatteras Financial Corp., REIT	6,456,143
16,007	HealthSouth Corp.	554,482
14,482	Heartland Payment Systems, Inc.	592,893
11,784	Helmerich & Payne, Inc.	1,280,332
103,260	hhgregg, Inc.(b)	890,101
51,360	HollyFrontier Corp.	2,701,022
118,396	Hormel Foods Corp.	5,646,305
70,753	Huntington Bancshares, Inc.	648,097
57,400	IAC/InterActiveCorp.	3,804,472
15,159	Iconix Brand Group, Inc.(b)	644,258
326,200	Inteliquent, Inc.	4,449,368
71,040	Inter Parfums, Inc.	2,599,354
20,592	InterDigital, Inc.	714,954
29,108	International Business Machines Corp.	5,718,849
11,018	j2 Global, Inc.	510,794
31,253	Jack Henry & Associates, Inc.	1,723,915
12,438	Jack in the Box, Inc.(b)	665,931
20,751	JPMorgan Chase & Co.	1,161,641
45,079	Key Corp.	614,878
140,601	Kimberly-Clark Corp.	15,782,462
6,900	Kirby Corp.(b)	694,278
130,890	Knight Transportation, Inc.	3,106,020
13,141	Kroger Co. (The)	605,012
47,108	L-3 Communications Holdings, Inc.	5,434,850
17,578	Lear Corp.	1,460,029
25,380	Lindsay Corp.	2,236,739
388,400	Liquidity Services, Inc.(b)	6,699,900
39,400	Lorillard, Inc.	2,341,148
150,000	Lowe’s Cos, Inc.	6,886,500
100,750	M/I Homes, Inc.(b)	2,243,702
11,307	Macy’s, Inc.	649,361
13,600	Marathon Petroleum Corp.	1,264,120
20,928	MB Financial, Inc.	561,708
Shares		Value
UNITED STATES (continued)
49,310	MBIA, Inc.(b)	$597,637
55,823	McDonald’s Corp.	5,659,336
66,560	MDC Holdings, Inc.	1,837,056
94,001	Medtronic, Inc.	5,529,139
62,500	Microsoft Corp.	2,525,000
97,179	Molson Coors Brewing Co. - Class B	5,827,825
111,840	Monarch Casino & Resort, Inc.(b)	1,793,914
12,357	Mylan, Inc.(b)	627,488
2,000	Myriad Genetics, Inc.(b)	84,420
38,090	NACCO Industries, Inc. - Class A(c)	2,041,243
6,653	New Media Investment Group, Inc.(b)	94,938
183,070	New York Times Co. (The) - Class A	2,943,766
92,159	Newcastle Investment Corp., REIT	413,794
351,100	Newmont Mining Corp.	8,717,813
21,020	Nexstar Broadcasting Group, Inc. - Class A	837,647
152,760	Northern Oil and Gas, Inc.(b)	2,357,087
21,550	Northrop Grumman Corp.	2,618,540
5,810	Oil States International, Inc.(b)	564,383
79,240	Olympic Steel, Inc.	2,088,766
213,610	Orion Marine Group, Inc.(b)	2,505,645
60,150	Owens & Minor, Inc.	2,017,431
95,460	Patterson-UTI Energy, Inc.	3,105,314
128,559	Paychex, Inc.	5,375,052
158,600	Peabody Energy Corp.	3,014,986
160,200	People’s United Financial, Inc.	2,287,656
131,211	PepsiCo, Inc.	11,269,713
250,000	Performant Financial Corp.(b)	2,177,500
36,400	PetSmart, Inc.	2,463,552
167,400	Pfizer, Inc.	5,236,272
11,745	Phillips 66	977,419
40,323	Pilgrim’s Pride Corp.(b)	881,461
8,541	PNC Financial Services Group, Inc. (The)	717,786
41,189	Praxair, Inc.	5,377,224
7,500	Priceline Group, Inc. (The)(b)	8,683,125
29,165	PrivateBancorp, Inc.	804,079
67,340	Procter & Gamble Co. (The)	5,558,917
9,817	Prosperity Bancshares, Inc.	579,203
15,448	Protective Life Corp.	790,165
38,495	Providence Service Corp. (The)(b)	1,563,282
30,420	Quaker Chemical Corp.	2,264,161
134,890	Regions Financial Corp.	1,367,785
15,229	Reinsurance Group of America, Inc.	1,168,217
68,770	REX American Resources Corp.(b)	4,494,807
4,286	Rock Tenn Co. - Class A	409,784
140,370	RPC, Inc.	3,120,425
89,320	Sanderson Farms, Inc.	7,348,356

17

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
50,948	Sanmina Corp.(b)	$1,031,697
17,672	Savient Pharmaceuticals, Inc.(b)(c)(d)(e)	0
63,690	ScanSource, Inc.(b)	2,446,333
30,100	Scholastic Corp.	990,591
6,656	Scripps Networks Interactive, Inc. - Class A	499,666
45,000	Select Income REIT	1,385,100
83,550	SLM Corp.	2,151,413
127,153	Sonoco Products Co.	5,350,598
43,800	Spectra Energy Partners LP(b)	2,384,910
14,742	Spirit Airlines, Inc.(b)	837,935
90,945	Standard Pacific Corp.(b)	726,651
34,760	Sturm Ruger & Co., Inc.	2,236,806
30,900	Sunoco Logistics Partners LP	2,810,664
15,300	SunTrust Banks, Inc.	585,378
70,626	Susquehanna Bancshares, Inc.	731,685
31,503	Swift Transportation Co.(b)	757,647
34,820	SYNNEX Corp.(b)	2,346,172
327,736	Synovus Financial Corp.	1,052,033
7,574	Thermo Fisher Scientific, Inc.	863,436
261,265	TiVo, Inc.(b)	3,098,603
8,552	Towers Watson & Co. - Class A .	959,705
13,115	Trinity Industries, Inc.	984,412
7,320	TRW Automotive Holdings Corp.(b)	588,162
21,893	Twenty-First Century Fox, Inc.	701,014
31,600	Tyson Foods, Inc. - Class A	1,326,252
122,464	UGI Corp.	5,717,844
43,916	Umpqua Holdings Corp.	730,323
91,220	Unifi, Inc.(b)	2,019,611
5,658	Union Pacific Corp.	1,077,453
46,955	United Technologies Corp.	5,556,185
11,773	United Therapeutics Corp.(b)	1,177,418
9,946	Universal Corp.	542,753
6,977	Universal Health Services, Inc. - Class B	570,649
17,599	US Bancorp	717,687
11,210	USANA Health Sciences, Inc.(b).	760,711
176,047	Wal-Mart Stores, Inc.	14,032,706
6,851	Waters Corp.(b)	675,098
20,568	Webster Financial Corp.	619,920
125,000	Weight Watchers International, Inc.	2,475,000
46,086	WellPoint, Inc.	4,639,938
29,798	Wells Fargo & Co.	1,479,173
80,000	Werner Enterprises, Inc.	2,048,000
155,114	Westar Energy, Inc.	5,565,490
8,943	Western Digital Corp.	788,147
45,423	Western Union Co. (The)	720,863
3,670	White Mountains Insurance Group Ltd.	2,188,274
15,092	Wintrust Financial Corp.	676,423
180,329	Xcel Energy, Inc.	5,747,085
71,711	Xerox Corp.	866,986
33,167	Yahoo!, Inc.(b)	1,192,354
Shares		Value
UNITED STATES (continued)
18,807	Zions Bancorp	$543,898
		649,325,042
Total Common Stocks (Cost $905,831,075)		1,001,942,003
CLOSED-END FUNDS — 3.1%
UNITED STATES — 3.1%
300,000	Apollo Tactical Income Fund, Inc.	5,403,000
301,731	Ares Dynamic Credit Allocation Fund, Inc.	5,521,677
180,000	Avenue Income Credit Strategies Fund	3,177,000
77,600	Babson Capital Corporate Investors	1,182,624
351,381	Babson Capital Global Short Duration High Yield Fund	8,535,044
175,000	Babson Capital Participation Investors	2,271,500
500,000	BlackRock Credit Allocation Income Trust	6,840,000
1,500,000	BlackRock Debt Strategies Fund, Inc.	6,135,000
611,295	ClearBridge Energy MLP Fund, Inc.	17,110,147
602,620	Doubleline Income Solutions Fund	13,227,509
200,000	DWS Multi-Market Income Trust	1,864,000
251,762	Legg Mason BW Global Income Opportunities Fund, Inc.	4,428,494
452,777	New America High Income Fund	4,514,187
1,196,761	NexPoint Credit Strategies Fund.	13,260,112
1,100,981	Nuveen Quality Preferred Income Fund	9,160,162
860,000	PIMCO Dynamic Credit Income Fund	19,986,400
100,000	Pimco Dynamic Income Fund	3,232,000
250,000	Pioneer Floating Rate Trust	3,085,000
252,545	Stone Harbor Emerging Markets Income Fund	4,919,577
325,000	Tortoise Energy Infrastructure Corp.	15,502,500
100,000	Tortoise Power and Energy Infrastructure Fund, Inc.	2,712,000
1,253,541	Wells Fargo Advantage Income Opportunities Fund	11,933,710
159,870	Western Asset Mortgage Defined Opportunity Fund	3,737,761
Total Closed-End Funds (Cost $161,781,447)		167,739,404
EXCHANGE TRADED FUNDS — 0.5%
UNITED STATES — 0.5%
341,050	iShares MSCI Canada Index Fund	10,415,667

18

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares			Value
UNITED STATES (continued)
284,400		iShares MSCI Germany Index Fund	$9,009,792
80,000		ProShares Short VIX Short-Term Futures ETF(b)	5,136,000
5,000		SPDR Gold Shares(b)	621,100
48,100		WisdomTree Europe SmallCap Dividend Fund	3,003,364
Total Exchange Traded Funds (Cost $24,897,932)			28,185,923
PREFERRED STOCKS — 0.1%
UNITED STATES — 0.1%
104,500		New York Community Capital Trust V	5,120,500
Total Preferred Stocks (Cost $5,090,925)			5,120,500

Contracts
CALL OPTIONS PURCHASED — 0.0%
400		S&P 500 Index, Strike $1,940.00, Expires 06/21/14	268,000
400		S&P 500 Index, Strike $1,980.00, Expires 06/21/14	66,000
9,167		SPDR S&P 500 ETF Trust, Strike $195.00, Expires 06/30/14	641,690
Total Call Options Purchased (Cost $1,748,315)			975,690

Principal
Amount			Value
CORPORATE BONDS — 10.0%
AUSTRIA — 0.0%
$5,218,800		A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(e)	0
8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(e)	0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(f)	5,197,500
BERMUDA — 0.2%
7,000,000	(g)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(e)(h)	1,116,695
1,375,000		Digicel Group Ltd., 7.13%, 04/01/22(f)	1,381,875
4,000,000		Energy XXI Bermuda Ltd., Cnv., 3.00%, 12/15/18(i)	3,935,000
6,300,000		Seadrill Ltd., 6.13%, 09/15/20(i)	6,300,000
			12,733,570
Principal
Amount			Value
BRAZIL — 0.0%
$1,300,000		JBS SA, 10.50%, 08/04/16(f)	$1,462,500
CAYMAN ISLANDS — 0.2%
800,000		Anton Oilfield Services Group, 7.50%, 11/06/18(f)	860,000
1,400,000		Country Garden Holdings Co. Ltd., 11.75%, 09/10/14(f)	1,443,400
1,400,000		Fufeng Group Ltd., 7.63%, 04/13/16(f)	1,440,250
1,000,000		JBS Finance II Ltd., 8.25%, 01/29/18(f)	1,070,000
900,000		Lonking Holdings Ltd., 8.50%, 06/03/16(f)	934,875
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(f)	2,027,000
330,000		TAM Capital 3, Inc., 8.38%, 06/03/21(f)	355,162
2,000,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(i)	2,180,000
			10,310,687
COLUMBIA — 0.0%
1,300,000		Pacific Rubiales Energy Corp., 7.25%, 12/12/21(f)	1,420,250
CROATIA (HRVATSKA) — 0.0%
1,100,000	(j)	Agrokor dd, 9.13%, 02/01/20(f)	1,735,918
FRANCE — 0.1%
1,221,000	(k)	Numericable Group SA, 5.38%, 05/15/22(f)	1,755,357
497,000	(k)	Numericable Group SA, 5.63%, 05/15/24(f)	716,237
			2,471,594
GERMANY — 0.0%
575,000	(k)	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, 12/30/20(f)	865,531
425,000	(k)	Safari Holding Verwaltungs GmbH, 8.25%, 02/15/21(f)	630,896
			1,496,427
GREECE — 0.0%
750,000		Aegean Marine Petroleum Network, Inc., Cnv., 4.00%, 11/01/18	730,781
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(e)(h)	1,133,154

19

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount			Value
IRELAND — 0.2%
$1,475,000	(k)	eircom Finance Ltd., 9.25%, 05/15/20(f)	$2,273,992
1,500,000		Nara Cable Funding Ltd., 8.88%, 12/01/18(f)	1,623,750
4,700,000		Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22(f)	3,918,625
			7,816,367
ISRAEL — 0.0%
1,000,000		Israel Electric Corp Ltd., 6.70%, 02/10/17(f)	1,088,750
ITALY — 0.2%
1,525,000	(l)	Enel SpA, 7.75%, 09/10/75(f)(m)	2,845,150
1,250,000	(k)	Manutencoop Facility Management SpA, 8.50%, 08/01/20(f)	1,927,112
950,000	(k)	Telecom Italia SpA, 6.38%, 06/24/19	1,749,134
400,000	(k)	Telecom Italia SpA, 4.50%, 01/25/21(f)	586,272
300,000	(k)	Telecom Italia SpA, 5.25%, 02/10/22(f)	453,653
			7,561,321
JAPAN — 0.1%
1,475,000	(j)	SoftBank Corp., 4.63%, 04/15/20(f)	2,179,349
JERSEY CHANNEL ISLANDS — 0.1%
1,225,000 (k)		Galaxy Bidco Ltd., 6.38%, 11/15/20(f)	2,125,157
LUXEMBOURG — 0.5%
550,000	(k)	Altice Financing SA, 8.00%, 12/15/19(f)	839,345
350,000	(k)	Altice Financing SA, 6.50%, 01/15/22(f)	515,920
1,750,000	(k)	Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 05/15/18(f)	2,592,709
1,425,000	(k)	Cirsa Funding Luxembourg SA, 8.75%, 05/15/18(f)	2,056,049
1,000,000		Cosan Luxembourg SA, 5.00%, 03/14/23(f)	950,000
975,000	(k)	Fiat Finance & Trade SA, 6.75%, 10/14/19(f)	1,546,095
1,425,000	(l)	Finmeccanica Finance SA, 8.00%, 12/16/19	2,814,970
600,000	(k)	GCL Holdings SCA, 9.38%, 04/15/18(f)	896,920
975,000	(k)	GCS Holdco Finance I SA, 6.50%, 11/15/18(f)	1,428,751
201,000	(k)	Intralot Capital Luxembourg SA, 6.00%, 05/15/21	276,888
Principal
Amount			Value
LUXEMBOURG (continued)
$650,000	(k)	Magnolia BC SA, 9.00%, 08/01/20(f)	$962,736
2,700,000		Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17(f)	2,740,500
4,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(f)	4,058,000
1,400,000		Vimpel Communications OJSC Via UBS Luxembourg SA, 8.25%, 05/23/16(f)	1,473,500
1,490,000	(k)	Wind Acquisition Finance SA, 7.38%, 02/15/18(f)	2,176,706
125,000	(k)	Wind Acquisition Finance SA, 7.38%, 02/15/18(f)	182,956
375,000		Wind Acquisition Finance SA, 6.50%, 04/30/20(i)	402,188
812,000	(k)	Wind Acquisition Finance SA, 7.00%, 04/23/21(f)	1,165,954
1,100,000	(k)	Xella Holdco Finance SA, 9.13% cash or 9.88% payment-in-kind interest, 09/15/18(f)(n)	1,642,446
			28,722,633
NETHERLANDS — 0.4%
1,950,000	(k)	Cable Communications Systems NV, 7.50%, 11/01/20(f)	2,942,449
1,450,000	(l)	EDP Finance BV, 8.63%, 01/04/24(f)	2,993,178
450,000	(k)	Grupo Antolin Dutch BV, 4.75%, 04/01/21(f)	635,232
525,000	(k)	Grupo Isolux Corsan Finance BV, 6.63%, 04/15/21(f)	731,999
1,400,000		Indosat Palapa Co. BV, 7.38%, 07/29/20(f)	1,512,000
650,000	(k)	Koninklijke KPN NV, 6.13%, 09/14/18(f)(m)	947,770
2,600,000		Lukoil International Finance BV, 6.36%, 06/07/17(f)	2,739,750
700,000		Marfrig Holding Europe BV, 9.88%, 07/24/17(f)	735,000
1,375,000	(k)	Polish Television Holding BV, 11.00% Cash or 12.00% payment-in-kind interest, 01/15/21(f)(n)	2,241,433
1,100,000	(k)	Telefonica Europe BV, 6.50%, 09/18/18(f)(m)	1,663,674
1,400,000		VimpelCom Holdings BV, 6.25%, 03/01/17(f)	1,400,000
3,000,000		VTR Finance BV, 6.88%, 01/15/24(i)	3,126,273

20

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount			Value
NETHERLANDS (continued)
$1,575,000	(k)	Ziggo Bond Co. BV, 8.00%, 05/15/18(f)	$2,348,953
			24,017,711
POLAND — 0.0%
345,000	(k)	Play Finance 1 SA, 6.50%, 08/01/19(f)	508,550
950,000	(k)	Play Finance 2 SA, 5.25%, 02/01/19(f)	1,360,814
			1,869,364
PORTUGAL — 0.0%
1,100,000	(k)	Brisa Concessao Rodoviaria SA, 6.88%, 04/02/18(f)	1,745,838
SINGAPORE — 0.0%
1,400,000		STATS ChipPAC Ltd., 5.38%, 03/31/16(f)	1,428,000
SOUTH KOREA — 0.1%
28,890,000	(k)	Export-Import Bank of Korea, 1.45%, 05/19/14(i)	4,444,089
SPAIN — 0.0%
450,000	(k)	Abengoa Finance SAU, 6.00%, 03/31/21(f)	635,294
1,175,000		Cemex Espana Luxembourg, 9.88%, 04/30/19(f)	1,344,200
			1,979,494
SWEDEN — 0.0%
1,500,000		Eileme 2 AB, 11.63%, 01/31/20(f)	1,792,500
UNITED KINGDOM — 0.4%
1,350,000	(k)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(f)	2,609,830
1,050,000	(k)	Bakkavor Finance 2 Plc, 8.75%, 06/15/20(f)	1,974,025
500,000	(j)	Boparan Finance Plc, 9.75%, 04/30/18(f)	745,699
1,150,000	(k)	Boparan Finance Plc, 9.88%, 04/30/18(f)	2,082,419
925,000	(k)	Infinis Plc, 7.00%, 02/15/19(f)	1,690,607
1,580,000	(j)	International Personal Finance Plc, 5.75%, 04/07/21(f)	2,220,439
925,000	(k)	Jerrold Finco Plc, 9.75%, 09/15/18(f)	1,735,508
1,050,000	(k)	Phones4u Finance Plc, 9.50%, 04/01/18(f)	1,850,637
650,000	(k)	Premier Foods Plc, 6.50%, 03/15/21(f)	1,125,000
950,000	(k)	Southern Water Greensands Financing Plc, 8.50%, 04/15/19(f)	1,760,359
Principal
Amount			Value
UNITED KINGDOM (continued)
$457,000	(k)	Stonegate Pub Co. Financing Plc, 5.75%, 04/15/19(f)	$785,098
1,000,000		Vedanta Resources Plc, 6.75%, 06/07/16(f)	1,046,250
725,000	(k)	Vougeot Bidco Plc, 7.88%, 07/15/20(f)	1,334,471
			20,960,342
UNITED STATES — 7.3%
13,000,000		Alere, Inc., Cnv., 3.00%, 05/15/16	14,048,125
3,000,000		AMAG Pharmaceuticals, Inc., Cnv., 2.50%, 02/15/19	3,007,500
6,000,000		Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,491,250
5,000,000		Ares Capital Corp., Cnv., 4.38%, 01/15/19(i)	5,312,500
5,000,000		BioMarin Pharmaceutical, Inc., Cnv., 1.50%, 10/15/20	5,150,000
5,000,000		BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18	5,293,750
4,000,000		Blucora, Inc., Cnv., 4.25%, 04/01/19(i)	4,432,500
4,500,000		BroadSoft, Inc., Cnv., 1.50%, 07/01/18	4,620,938
4,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20(i)	3,705,000
3,950,000		CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	4,182,062
475,000 (j)		Cemex Finance LLC, 5.25%, 04/01/21(f)	677,112
4,000,000		Chesapeake Energy Corp., Cnv., 2.50%, 05/15/37	4,080,000
6,000,000		Ciena Corp. Cnv., 0.88%, 06/15/17	5,917,500
9,000,000		Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29(c)	9,000,000
750,000		Crown Media Holdings, Inc., 10.50%, 07/15/19	851,250
2,000,000		DFC Global Corp., 3.25%, 04/15/17	1,922,500
1,500,000		Emergent Biosolutions, Inc., Cnv., 2.88%, 01/15/21(i)	1,665,000
5,000,000		Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	5,590,625

21

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$3,000,000		Forest City Enterprises, Inc., Cnv., 3.63%, 08/15/20(i)	$3,110,625
4,000,000		General Cable Corp., Cnv.,STEP, 5.00%, 11/15/29	4,005,000
3,200,000		Griffon Corp., Cnv., 4.00%, 01/15/17(i)	3,488,000
17,500,000		Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	18,014,063
10,000,000		Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	10,568,750
4,000,000		HomeAway, Inc., Cnv., 0.13%, 04/01/19(i)	3,847,500
2,000,000		Hornbeck Offshore Services, Inc., Cnv., 1.50%, 09/01/19	2,277,500
17,000,000		Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	17,977,500
2,000,000		InterDigital, Inc., Cnv., 2.50%, 03/15/16	2,073,750
2,000,000		KB Home, Cnv., 1.38%, 02/01/19	1,970,000
33,500,000		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	19,848,750
5,000,000		Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(i)	5,243,750
14,500,000		Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	14,681,250
4,000,000		Medidata Solutions, Inc., Cnv., 1.00%, 08/01/18(i)	4,062,500
8,000,000		Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	8,165,000
3,000,000		Molina Healthcare, Inc., Cnv., 1.13%, 01/15/20	3,388,125
1,225,000	(j)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 5.75%, 10/01/20	1,818,466
17,000,000		Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	17,085,000
8,085,000		NuVasive, Inc., Cnv., 2.75%, 07/01/17	9,085,519
4,000,000		NVIDIA Corp., Cnv., 1.00%, 12/01/18(i)	4,505,000
9,000,000		Omnicare, Inc., Cnv., 3.25%, 12/15/35	9,450,000
19,500,000		Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(i)	19,950,938
3,000,000		PDL BioPharma, Inc., Cnv., 4.00%, 02/01/18	3,206,250
6,000,000		Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,337,500
Principal
Amount			Value
UNITED STATES (continued)
$10,000,000		Prospect Capital Corp., Cnv., 5.75%, 03/15/18	$10,612,500
5,000,000		Prospect Capital Corp., Cnv., 4.75%, 04/15/20(i)	4,987,500
7,000,000		Rovi Corp., Cnv., 2.63%, 02/15/40	7,100,625
7,000,000		Royal Gold, Inc., Cnv., 2.88%, 06/15/19	7,214,375
4,000,000		RTI International Metals, Inc., Cnv., 1.63%, 10/15/19	4,022,500
3,000,000		Ryland Group, Inc. (The), Cnv., 0.25%, 06/01/19	2,790,000
2,350,000		SEACOR Holdings, Inc., Cnv., 3.00%, 11/15/28(c)(i)	2,320,625
3,000,000		ServiceSource International, Inc., Cnv, 1.50%, 08/01/18(i)	2,608,125
12,000,000		ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(e)(i)	3,600,000
8,900,000		Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	10,246,125
7,000,000		Starwood Property Trust, Inc., Cnv., REIT, 4.00%, 01/15/19	8,080,625
13,000,000		TIBCO Software, Inc., 2.25%, 05/01/32	13,024,375
7,300,000		Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	6,382,937
1,400,000	(l)	Virgin Media Secured Finance Plc, 6.00%, 04/15/21(f)	2,481,935
14,000,000		Volcano Corp., Cnv., 1.75%, 12/01/17	13,422,500
5,000,000		Walter Investment Management Corp., Cnv., 4.50%, 11/01/19	4,637,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,075,000
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	9,202,500
3,000,000		WebMD Health Corp., Cnv., 1.50%, 12/01/20(i)	3,180,000
			401,098,095
VENEZUELA — 0.1%
1,450,000		Petroleos de Venezuela SA, 4.90%, 10/28/14	1,405,050

22

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount			Value
VENEZUELA (continued)
$1,550,000		Petroleos de Venezuela SA, 5.00%, 10/28/15	$1,393,063
			2,798,113
Total Corporate Bonds (Cost $548,128,983)			550,319,504
GOVERNMENT BONDS — 4.9%
BRAZIL — 0.3%
9,490,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	10,733,244
2,400,000	(k)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,502,167
3,900,000	(k)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,718,620
			14,954,031
HUNGARY — 0.4%
402,550,000	(k)	Hungary Government Bond, 6.75%, 08/22/14	1,842,294
61,000,000	(k)	Hungary Government Bond, 8.00%, 02/12/15	286,757
108,050,000	(k)	Hungary Government Bond, 7.75%, 08/24/15	519,567
96,000,000	(k)	Hungary Government Bond, 5.50%, 02/12/16	451,594
22,320,000	(k)	Hungary Government Bond, 5.50%, 12/22/16	106,277
127,110,000	(k)	Hungary Government Bond, 6.75%, 02/24/17	621,336
507,020,000	(k)	Hungary Government Bond, 6.75%, 11/24/17	2,513,487
25,840,000	(k)	Hungary Government Bond, 4.00%, 04/25/18	115,817
64,470,000	(k)	Hungary Government Bond, 5.50%, 12/20/18	303,157
103,830,000	(k)	Hungary Government Bond, 6.50%, 06/24/19	512,799
67,860,000	(k)	Hungary Government Bond, 7.50%, 11/12/20	350,795
110,830,000	(k)	Hungary Government Bond, 7.00%, 06/24/22	559,792
36,900,000	(k)	Hungary Government Bond, 6.00%, 11/24/23	176,171
7,430,000	(k)	Hungary Government Bond, 5.50%, 06/24/25	33,606
520,000	(k)	Hungary Government International Bond, 4.38%, 07/04/17(f)	758,206
5,100,000	(k)	Hungary Government International Bond, 6.00%, 01/11/19	7,983,255
Principal
Amount			Value
HUNGARY (continued)
$2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	$3,230,980
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,372,125
			24,738,015
INDONESIA — 0.1%
3,590,000,000	(k)	Indonesia Treasury Bond, 9.00%, 09/15/18	325,263
20,080,000,000	(k)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,196,356
33,160,000,000	(k)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,678,389
			6,200,008
IRELAND — 0.6%
17,995,160	(k)	Ireland Government Bond, 5.40%, 03/13/25	30,443,726
MALAYSIA — 0.6%
2,150,000	(k)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/15/14(h)	657,702
8,960,000	(k)	Bank Negara Malaysia Monetary Notes, 2.84%, 05/27/14(h)	2,738,267
270,000	(k)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/09/14(h)	81,822
250,000	(k)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/18/14(h)	75,705
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/12/15(h)	2,985
10,000	(k)	Bank Negara Malaysia Monetary Notes, 2.89%, 04/16/15(h)	2,978
87,958,000	(k)	Malaysia Government Bond, 4.72%, 09/30/15	27,542,827
4,485,000	(k)	Malaysia Government Bond, 3.20%, 10/15/15	1,376,039
			32,478,325
MEXICO — 0.4%
8,832,000	(k)	Mexican Bonos, 7.00%, 06/19/14	678,046
10,587,000	(k)	Mexican Bonos, 6.00%, 06/18/15	829,019
91,413,000	(k)	Mexican Bonos, 8.00%, 12/17/15	7,428,798
43,680,000	(k)	Mexican Bonos, 6.25%, 06/16/16	3,486,130

23

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount			Value
MEXICO (continued)
$36,000,000	(k)	Mexican Bonos, 7.25%, 12/15/16	$2,952,323
23,900,000	(k)	Mexican Bonos, 7.75%, 12/14/17	2,006,602
1,059,200	(k)	Mexican Udibonos, 4.50%, 12/18/14	426,376
2,720,000	(k)	Mexican Udibonos, 5.00%, 06/16/16	1,161,851
2,712,000	(k)	Mexican Udibonos, 3.50%, 12/14/17	1,147,422
1,851,000	(k)	Mexican Udibonos, 4.00%, 06/13/19	808,420
1,465,000	(k)	Mexican Udibonos, 2.50%, 12/10/20	592,997
			21,517,984
PHILIPPINES — 0.2%
312,450,000	(k)	Philippine Government Bond, 9.13%, 09/04/16	8,008,007
18,620,000	(k)	Philippine Treasury Bill, 1.00%, 09/03/14(h)	415,671
25,320,000	(k)	Philippine Treasury Bill, 1.22%, 10/08/14(h)	562,703
25,320,000	(k)	Philippine Treasury Bill, 1.21%, 04/08/15(h)	557,114
			9,543,495
POLAND — 0.5%
4,280,000	(k)	Poland Government Bond, 5.50%, 04/25/15	1,451,382
739,000	(k)	Poland Government Bond, 5.50%, 04/25/15	250,601
7,481,000	(k)	Poland Government Bond, 2.97%, 07/25/15(h)	2,392,072
32,184,000	(k)	Poland Government Bond, 6.25%, 10/24/15	11,158,339
28,470,000	(k)	Poland Government Bond, 2.94%, 01/25/16(h)	8,956,674
8,188,000	(k)	Poland Government Bond, 2.72%, 01/25/17(m)	2,700,081
8,307,000	(k)	Poland Government Bond, 2.72%, 01/25/21(m)	2,695,697
			29,604,846
SERBIA — 0.1%
1,540,000		Republic of Serbia, 5.25%, 11/21/17(i)	1,582,350
3,280,000		Republic of Serbia, 7.25%, 09/28/21(i)	3,644,900
			5,227,250
Principal
Amount			Value
SINGAPORE — 0.1%
$9,400,000	(k)	Monetary Authority of Singapore, 0.27%, 05/02/14(h)	$7,497,806
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(i)	3,045,900
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(i)	1,522,500
			4,568,400
SOUTH KOREA — 0.9%
1,477,000,000	(k)	Korea Monetary Stabilization Bond, 2.55%, 05/09/14	1,429,395
625,530,000	(k)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	605,691
7,731,000,000	(k)	Korea Monetary Stabilization Bond, 2.57%, 06/09/14	7,481,712
11,704,200,000	(k)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	11,332,980
10,385,800,000	(k)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	10,057,159
6,039,800,000	(k)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,851,744
2,226,780,000	(k)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,156,268
312,000,000	(k)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	301,381
2,610,000,000	(k)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,527,583
5,276,320,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	5,110,963
433,000,000	(k)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	419,372
3,026,680,000	(k)	Korea Monetary Stabilization Bond, 2.80%, 04/02/16	2,929,204
1,641,520,000	(k)	Korea Treasury Bond, 3.25%, 12/10/14	1,594,347
			51,797,799

24

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount			Value
SRI LANKA — 0.1%
$13,560,000	(k)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	$102,951
264,000,000	(k)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,109,519
385,000,000	(k)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	3,082,564
			5,295,034
SWEDEN — 0.1%
50,720,000	(k)	Kommuninvest I Sverige AB, 2.25%, 05/05/14	7,800,437
UKRAINE — 0.3%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(i)	166,000
100,000	(k)	Ukraine Government International Bond, 4.95%, 10/13/15(i)	120,699
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(i)	169,250
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(i)	3,807,000
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(i)	1,137,375
9,600,000		Ukraine Government International Bond, 7.75%, 09/23/20(i)	8,088,000
1,580,000		Ukraine Government International Bond, 7.80%, 11/28/22(i)	1,325,225
			14,813,549
VIETNAM — 0.1%
1,625,000		Vietnam Government International Bond, 6.88%, 01/15/16(i)	1,746,875
2,490,000		Vietnam Government International Bond, 6.75%, 01/29/20(i)	2,807,475
			4,554,350
Total Government Bonds (Cost $256,863,224)			271,035,055
ASSET-BACKED SECURITIES — 3.2%
CAYMAN ISLANDS — 0.5%
11,250,000		Washington Mill CLO Ltd, Series 2014-1A, Class F, 5.73%, 04/20/26(c)(i)(m)	10,226,250
Principal
Amount		Value
CAYMAN ISLANDS (continued)
$17,600,000	Washington Mill CLO Ltd, Series 2014-1A, Class SUB, 0.00%, 04/20/26(c)(i)	$16,887,200
		27,113,450
UNITED STATES — 2.7%
4,548,809	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.50%, 03/25/36(m)	1,361,234
4,548,809	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.50%, 03/25/36(m)	1,361,234
21,691,558	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.35%, 10/25/36(m)	14,542,552
9,405,271	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.45%, 02/25/37(m)	5,963,902
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.57%, 02/25/37(m)	3,031,169
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.29%, 12/25/36(m)	5,140,823
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.37%, 12/25/36(m)	3,596,730
2,946,260	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.31%, 09/25/46(m)	2,328,751
7,548,646	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A2, 0.31%, 03/25/37(m)	6,565,579
9,842,832	Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.32%, 03/25/37(m)	7,755,161
5,092,502	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(m) .	4,858,851
1,685,817	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A2, 0.32%, 09/25/37(m)	1,650,996
9,763,606	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.26%, 11/25/36(m)	5,274,985

25

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
UNITED STATES (continued)
$3,555,467	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.30%, 11/25/36(m)	$1,929,993
8,995,942	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.31%, 11/25/36(m)	5,063,370
7,041,094	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.30%, 03/25/37(m)	4,188,269
10,000,000	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.32%, 02/25/37(m)	5,378,898
10,707,807	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.31%, 08/25/36(m)	4,007,925
8,294,719	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.30%, 01/25/37(m)	4,009,764
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.52%, 10/25/35(m)	5,023,770
980,277	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(m)	764,680
5,544,341	Lehman XS Trust, Series 2007-1, Class 2A1, 5.73%, 02/25/37(m)	4,996,121
9,116,089	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.31%, 10/25/36(m)	5,385,943
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.39%, 06/25/36(m)	1,370,642
13,739,377	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.30%, 09/25/36(m)	7,066,917
4,743,233	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.38%, 11/25/36(m)	2,841,261
11,629,274	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.29%, 05/25/37(m)	7,569,194
7,099,101	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	4,050,442
2,742,653	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(m)	2,898,847
16,735,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ2, Class A3, 0.42%, 05/25/36(m)	14,656,349
Principal
Amount		Value
UNITED STATES (continued)
$4,855,583	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.36%, 06/25/37(m)	$2,828,140
		147,462,492
Total Asset-Backed Securities (Cost $162,255,663)		174,575,942
NON-AGENCY MORTGAGE-BACKED SECURITIES — 13.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.6%
3,175,639	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.67%, 07/25/35(m)	3,095,170
3,748,656	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.70%, 03/25/37(m)	2,879,531
5,334,844	American Home Mortgage Assets Trust, Series 2005-1, Class 2A21, 2.56%, 11/25/35(m)	4,179,887
7,618,467	American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.83%, 02/25/47(m)	4,834,871
4,516,897	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	2,933,644
1,066,707	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.34%, 08/25/37(m)	984,116
2,580,575	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.08%, 12/25/35(m)	1,941,268
3,726,033	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,494,481
5,268,988	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	4,420,855
1,213,472	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.01%, 09/20/35(m)	1,192,001
1,929,290	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.74%, 02/20/36(m)	1,525,165
2,034,268	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.79%, 06/20/36(m)	1,647,889
10,634,087	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.31%, 02/20/47(m)	8,903,619

26

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,920,835	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.37%, 07/20/36(m)	$3,555,457
2,617,165	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.75%, 10/25/35(m)	2,373,203
11,589,630	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.36%, 05/25/47(m)	8,133,840
6,100,286	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 2.56%, 03/27/47(i)(m)	5,711,401
2,737,076	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 2.82%, 07/25/36(i)(m)	2,705,167
3,656,086	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 1.95%, 04/26/37(i)(m)	3,514,890
4,957,478	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.43%, 02/25/36(m)	3,357,989
1,953,591	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.16%, 08/25/35(m)	1,705,717
9,210,462	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(m) .	8,942,820
1,556,074	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.96%, 05/25/47(m)	1,322,222
9,749,194	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.52%, 05/25/37(m)	8,794,180
4,788,979	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 4.90%, 11/25/35(m)	3,636,644
4,897,312	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.59%, 04/25/36(m)	2,966,355
847,241	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.72%, 05/25/35(m)	800,995
1,046,907	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.38%, 06/25/36(m)	962,530
8,377,237	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(i)	6,731,629
1,161,571	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,050,045
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,033,476	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	$4,419,445
2,831,929	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.45%, 08/25/35(m)	2,420,449
5,814,480	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.46%, 08/25/35(m)	4,433,221
9,039,961	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.50%, 09/25/35(m)	7,735,424
7,012,107	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	6,494,298
3,736,817	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.49%, 12/25/35(m)	3,175,852
268,905	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.13%, 12/25/35(m)	234,693
7,010,022	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.60%, 04/25/35(m)	5,695,333
4,922,204	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.60%, 05/25/35(m)	4,004,481
2,534,368	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,203,119
5,281,996	Countrywide Alternative Loan Trust, Series 2005-J3, Class 1A1, 0.70%, 05/25/35(m)	4,396,756
7,163,004	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.50%, 05/25/36(m)	4,666,771
4,203,744	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,272,393
8,358,268	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,166,172
4,033,994	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	2,822,881
3,256,174	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.50%, 06/25/36(m)	2,255,270
3,256,174	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 7.00%, 06/25/36(m)	752,322
3,356,659	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	2,832,080

27

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,335,103	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	$1,186,104
3,370,874	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.55%, 03/25/36(m)	2,153,342
9,468,512	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,583,373
1,956,926	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,628,819
3,578,003	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,001,086
2,591,776	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,135,429
4,911,770	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,100,375
3,046,922	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,539,049
6,967,028	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	5,805,737
567,825	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	486,547
1,610,973	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.55%, 05/25/36(m)	1,213,802
8,803,385	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	6,226,600
1,665,421	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.53%, 08/25/36(m)	1,631,310
7,460,431	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.27%, 11/20/36(m)	4,352,912
8,450,272	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.34%, 08/25/46(m)	6,158,834
8,169,753	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, 0.34%, 11/25/46(m)	6,234,732
10,321,306	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, 0.98%, 11/25/46(m)	7,432,432
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.43%, 10/25/46(m)	1,879,222
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,740,259	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.33%, 02/20/47(m)	$2,018,319
9,867,939	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.34%, 03/20/47(m)	7,602,915
4,240,768	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, 0.31%, 02/25/47(m)	3,729,607
3,564,377	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.36%, 05/25/36(m)	2,770,334
6,604,925	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.36%, 07/25/46(m)	4,953,474
10,987,540	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 1.96%, 06/25/46(m)	7,706,660
17,761,394	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.34%, 07/25/46(m)	14,555,817
12,214,887	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.33%, 11/25/36(m)	10,052,560
8,129,707	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.27%, 11/25/36(m)	6,697,428
4,654,527	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	3,753,660
4,688,245	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	3,850,298
2,421,995	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	2,034,649
7,330,493	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	6,129,637
8,152,902	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	6,563,193
8,353,551	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	7,203,518
5,566,422	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	4,806,100
2,272,562	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,740,176
7,645,650	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 2.56%, 03/25/47(m)	6,950,882

28

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,217,921	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.28%, 03/25/47(m)	$4,065,846
3,740,419	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	3,022,204
983,338	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	917,498
3,411,483	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	3,055,609
14,635,848	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.09%, 04/25/46(m)	8,143,576
222,301	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	201,895
574,005	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	538,656
5,767,278	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.57%, 01/25/36(m)	4,989,668
1,994,671	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	1,856,701
6,485,041	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	5,805,019
5,116,041	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.41%, 03/20/36(m)	4,292,561
940,211	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	840,957
1,085,343	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	954,380
2,859,326	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.57%, 07/25/36(i)(m)	2,478,640
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,559,862	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-2, Class A16, 6.00%, 03/25/37	$2,335,230
6,247,317	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	5,371,772
6,300,960	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.66%, 04/25/37(m)	5,383,887
1,004,431	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	952,002
5,105,226	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,049,549
2,442,666	Credit Suisse Mortgage Capital Certificates, Series 2008-2R, Class 1A1, 6.00%, 07/25/37(i)	2,143,279
1,047,568	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.60%, 01/27/36(i)(m)	1,013,487
2,789,795	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.61%, 07/25/36(i)(m)	2,769,992
3,588,807	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.51%, 05/27/36(i)(m)	3,501,517
2,118,361	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.61%, 05/27/36(i)(m)	2,095,625
1,062,599	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.74%, 07/25/36(i)(m)	1,048,835
3,092,406	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.54%, 08/25/46(i)(m)	2,962,834
3,760,236	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.69%, 08/28/36(i)(m)	3,624,245
8,842,496	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 3.20%, 06/26/47(i)(m)	8,715,889

29

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,719,656	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.29%, 08/25/37(m)	$3,798,845
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(i)(m)	3,962,433
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(i)(m)	4,936,450
3,500,000	FREMF Mortgage Trust, Series 2013-K28, Class C, 3.49%, 03/25/23(i)(m)	3,138,984
1,622,890	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.97%, 11/19/35(m)	1,452,431
8,618,156	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.50%, 01/25/35(i)(m)	7,400,548
3,034,851	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.50%, 01/25/36(i)(m)	2,570,386
1,719,489	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.66%, 01/25/35(m)	1,682,139
2,655,095	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.67%, 05/25/35(m)	2,506,990
1,315,008	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.69%, 10/25/35(m)	1,274,865
5,267,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.67%, 09/25/35(m)	5,189,947
982,490	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	916,196
1,940,079	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	1,886,567
2,875,969	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.82%, 01/25/36(m)	2,483,999
2,865,690	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	2,577,085
6,757,286	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.64%, 08/19/36(m)	4,891,762
5,610,381	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.42%, 10/25/35(m)	4,835,337
2,649,615	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.26%, 04/25/37(m)	1,822,540
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,347,586	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.33%, 12/25/36(m)	$2,833,312
2,058,780	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.72%, 04/25/47(m)	1,573,463
42,953	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.82%, 11/25/37(m)	40,185
5,048,439	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.71%, 06/25/36(m)	3,764,504
5,700,950	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.51%, 04/25/36(m)	4,274,903
6,481,667	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 2.69%, 01/25/37(m)	5,301,671
14,745,923	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 0.36%, 11/25/36(m)	12,897,448
1,987,613	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.21%, 03/25/37(m)	1,828,462
7,129,837	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.30%, 03/25/37(m)	6,076,273
7,075,309	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.12%, 10/25/37(m)	5,286,752
884,370	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	847,940
10,540,999	Lehman XS Trust, Series 2006-12N, Class A31A, 0.35%, 08/25/46(m)	7,913,977
6,860,993	Lehman XS Trust, Series 2007-20N, Class A1, 1.30%, 12/25/37(m)	4,913,157
1,924,954	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.30%, 07/25/35(m)	1,623,038
2,698,858	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.50%, 05/25/35(i)(m)	2,290,921
2,162,494	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	1,905,501
1,809,129	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.05%, 02/25/36(m)	1,511,733
14,467,131	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.09%, 05/26/37(i)(m)	9,553,383

30

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,561,056	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(i)	$7,257,517
3,223,892	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(i)	3,243,580
5,071,217	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,197,133
2,379,938	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,873,720
1,976,794	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.48%, 04/25/37(m)	1,271,045
2,867,714	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.07%, 11/25/35(m)	2,565,874
438,405	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	395,182
8,970,522	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.60%, 08/25/36(m)	7,232,117
4,980,426	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.44%, 05/25/35(m)	4,292,650
7,218,588	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.15%, 08/25/35(m)	6,728,755
5,025,556	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.48%, 10/25/36(m)	3,766,043
8,698,139	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.59%, 10/25/36(m)	6,588,509
8,370,793	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.38%, 02/25/36(m)	6,650,016
5,761,661	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.37%, 05/25/46(m)	3,636,135
7,792,387	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.50%, 06/25/35(i)(m)	6,789,176
930,538	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 2.71%, 02/25/37(m)	780,161
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,801,823	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 2.71%, 04/25/37(m)	$3,218,787
1,283,604	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 2.70%, 04/25/37(m)	945,369
268,502	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.36%, 12/25/35(m)	253,770
9,795,912	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR17, Class A1A1, 0.42%, 12/25/45(m)	9,120,055
8,313,295	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 2.36%, 09/25/36(m)	7,277,777
4,493,081	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A, 0.87%, 01/25/47(m)	3,719,607
10,273,106	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 2A, 2.03%, 01/25/47(m)	9,486,991
6,865,231	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.13%, 02/25/46(m)	6,494,282
916,632	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR8, Class 1A1, 2.40%, 08/25/46(m)	793,819
2,909,425	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.25%, 07/25/37(m)	2,437,928
6,029,104	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.90%, 05/25/47(m)	5,346,326
2,938,169	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,510,349
6,976,668	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	5,111,056

31

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,111,563	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	$3,415,572
2,855,089	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.09%, 08/25/46(m)	1,978,422
1,005,586	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.62%, 07/25/36(m)	981,298
1,676,534	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.62%, 04/25/36(m)	1,614,788
		697,017,592
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class D, 4.43%, 01/10/23(i)(m)	895,128
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.28%, 02/12/51(m)	5,623,133
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.38%, 02/12/51(i)(m)	1,005,366
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.05%, 06/15/38(m)	5,292,433
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(m)	4,112,162
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.13%, 02/15/51(m)	3,459,585
		20,387,807
Total Non-Agency Mortgage-Backed Securities (Cost $648,376,968)		717,404,569
U.S. GOVERNMENT AGENCIES — 41.6%
Federal Farm Credit Bank — 0.0%
275,000	0.04%, 06/06/14(o)	274,989
Principal
Amount		Value
Federal Home Loan Bank — 41.6%
$99,000,000	0.05%, 05/01/14(o)	$99,000,000
5,700,000	0.05%, 05/01/14(o)	5,700,000
162,000,000	0.08%, 05/02/14(o)	161,999,804
128,000,000	0.04%, 05/02/14(o)	127,999,857
20,000,000	0.01%, 05/02/14(o)	19,999,994
145,000,000	0.09%, 05/05/14(o)	144,998,550
217,000,000	0.09%, 05/07/14(o)	216,997,888
20,000,000	0.04%, 05/07/14(o)	19,999,867
46,000,000	0.01%, 05/09/14(o)	45,999,200
10,000,000	0.10%, 05/09/14(o)	9,999,789
140,000,000	0.02%, 05/14/14(o)	139,998,014
356,000,000	0.04%, 05/16/14(o)	355,993,808
8,000,000	0.04%, 05/16/14(o)	7,999,857
250,000,000	0.04%, 05/21/14(o)	249,994,282
331,000,000	0.04%, 05/23/14(o)	330,991,947
112,000,000	0.02%, 05/28/14(o)	111,998,320
150,000,000	0.04%, 05/30/14(o)	149,995,167
22,000,000	0.03%, 06/02/14(o)	21,999,413
60,000,000	0.04%, 06/24/14(o)	59,996,400
6,105,000	0.05%, 06/25/14(o)	6,104,534
1,100,000	0.05%, 06/27/14(o)	1,099,917
165,000	0.06%, 07/09/14(o)	164,987
3,355,000	0.05%, 07/30/14(o)	3,354,665
		2,292,386,260
Total U.S. Government Agencies (Cost $2,292,661,159)		2,292,661,249
U.S. GOVERNMENT SECURITIES — 2.8%
U.S. Treasury Bills — 2.8%
117,000,000	0.02%, 05/08/14(o)	116,999,636
37,000,000	0.01%, 05/29/14(o)	36,999,568
Total U.S. Government Securities (Cost $153,999,204)		153,999,204

Shares
CASH SWEEP — 2.0%
UNITED STATES — 2.0%
110,881,263	Citibank - US Dollars on Deposit in Custody Account, 0.02%(p)	110,881,263
Total Cash Sweep (Cost $110,881,263)		110,881,263
TOTAL INVESTMENTS — 99.4% (Cost $5,272,516,158)(a)		5,474,840,306
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		35,498,973
NET ASSETS — 100.0%		$5,510,339,279

32

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts		Value
CALL OPTIONS WRITTEN — (0.6)%
(1,000)	Abercrombie & Fitch Co., Strike $30.00, Expires 08/16/14	$(785,000)
(1,000)	American International Group, Inc., Strike $35.00, Expires 01/17/15	(1,855,000)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(930,000)
(1,250)	American International Group, Inc., Strike $47.00, Expires 01/17/15	(981,250)
(1,500)	American International Group, Inc., Strike $52.50, Expires 08/16/14	(427,500)
(1,000)	American Public Education, Inc., Strike $30.00, Expires 09/20/14	(630,000)
(150)	Apple, Inc., Strike $425.00, Expires 01/17/15	(2,505,750)
(265)	Apple, Inc., Strike $450.00, Expires 01/17/15	(3,752,400)
(100)	Apple, Inc., Strike $510.00, Expires 10/18/14	(852,500)
(4,625)	Bank of America Corp., Strike $10.00, Expires 01/17/15	(2,474,375)
(1,500)	Blucora, Inc., Strike $17.50, Expires 07/19/14	(390,000)
(2,000)	Blucora, Inc., Strike $17.50, Expires 10/18/14	(660,000)
(140)	Campbell Soup Co., Strike $40.00, Expires 05/17/14	(78,400)
(250)	CF Industries Holdings, Inc., Strike $205.00, Expires 05/17/14	(1,047,500)
(4,305)	Cirrus Logic, Inc., Strike $15.00, Expires 01/17/15	(3,659,250)
(515)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(321,875)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 01/17/15	(116,000)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 06/21/14	(7,000)
(2,750)	Coca-Cola Co. (The), Strike $42.50, Expires 01/17/15	(266,750)
(3,500)	Francesca’s Holdings Corp., Strike $15.00, Expires 06/21/14	(752,500)
(2,750)	GameStop Corp., Strike $32.00, Expires 01/17/15	(2,653,750)
(1,500)	Inteliquent, Inc., Strike $10.00, Expires 09/20/14	(630,000)
(922)	Inteliquent, Inc., Strike $7.50, Expires 06/21/14	(580,860)
(840)	Inteliquent, Inc., Strike $7.50, Expires 09/20/14	(537,600)
(2,500)	iShares MSCI Germany Index Fund, Strike $28.00, Expires 01/17/15	(1,025,000)
Contracts		Value
(1,384)	Liquidity Services, Inc., Strike $17.50, Expires 06/21/14	$(186,840)
(2,500)	Liquidity Services, Inc., Strike $22.50, Expires 06/21/14	(50,000)
(1,500)	Lowe’s Cos., Inc., Strike $45.00, Expires 10/18/14	(480,000)
(20)	Myriad Genetics, Inc., Strike $20.00, Expires 05/17/14	(46,800)
(1,586)	Peabody Energy Corp., Strike $13.00, Expires 01/17/15	(1,022,970)
(1,300)	PepsiCo, Inc., Strike $85.00, Expires 01/17/15	(526,500)
(2,500)	Performant Financial Corp., Strike $10.00, Expires 07/19/14	(112,500)
(25)	Priceline Group, Inc. (The), Strike $1,070.00, Expires 10/18/14	(386,250)
(50)	Priceline Group, Inc. (The), Strike $1,110.00, Expires 01/17/15	(769,000)
(30)	Seadrill Ltd., Strike $32.00, Expires 07/19/14	(10,800)
(1,250)	Weight Watchers International, Inc., Strike $35.00, Expires 01/17/15	(62,500)
(481)	WisdomTree Europe SmallCap Dividend Fund, Strike $64.00, Expires 11/22/14	(79,365)
Total Call Options Written (Premiums received $(25,956,433))		(31,653,785)
PUT OPTIONS WRITTEN — 0.0%
(100)	S&P 500 Index, Strike $1,750.00, Expires 06/21/14	(86,000)
(130)	S&P 500 Index, Strike $1,795.00, Expires 06/21/14	(165,100)
Total Put Options Written (Premiums received $(470,853))		(251,100)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 2.1%
121,330	American International Group, Inc., One purchased call strike $43.27, One written call strike $53.573, One written put strike $43.27 with a barrier level strike of $28.847, Expires 01/16/15, Broker Goldman Sachs International .	$779,333

33

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
$13,800,000	DAXK Index, One purchased call strike $4,570.3176, One written call strike $31.2287 on iShares MSCI Germany ETF, One written put strike $27.8828 with a barrier level strike of $22.306 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(q)	$557,329
2,415	DAXK Index, One purchased call strike $4,140.40, One written call strike $4,802.864, One written put strike $4,140.40 with a barrier level strike of $2,898.28, Expires 09/19/14, Broker Goldman Sachs International	1,298,644
2,338	DAXK Index, One purchased call strike $4,277.00, One written call strike $4,833.01, One written put strike $4,277.00 with a barrier level strike of $2,993.90, Expires 08/15/14, Broker Goldman Sachs International	1,052,137
2,299	DAXK Index, One purchased call strike $4,351.00, One written call strike $5,090.67, One written put strike $4,351.00 with a barrier level strike of $3,263.25 Expires 11/21/14, Broker Goldman Sachs International	1,073,845
$5,000,000	DAXK Index, One purchased call strike $4,371.42, One written call strike $5,027.13, One written put strike $4,371.42 with a barrier level strike of $3,059.99, Expires 02/20/15, Broker Citibank N.A	448,007
8,566	DAXK Index, One purchased call strike $4,378.20, One written call strike $29.44 on iShares MSCI Germany ETF (1,426,941 contracts), One written put strike $26.28 with a barrier level strike of $21.023 on iShares MSCI Germany ETF (570,776 contracts), Expires 11/21/14, Broker Goldman Sachs International(r)	1,871,233
Contracts/
Notional
Amount ($)		Value
$10,000,000	DAXK Index, One purchased call strike $4,394.80, One written call strike $5,054.02, One written put strike $4,394.80 with a barrier level strike of $3,296.10, Expires 12/19/14, Broker JPMorgan Chase Bank N.A	$893,085
2,262	DAXK Index, One purchased call strike $4,420.39, One written call strike $5,216.0602, One written put strike $4,420.39 with a barrier level strike of $3,094.273, Expires 10/17/14, Broker Goldman Sachs International .	1,093,289
$2,000,000	DAXK Index, One purchased call strike $4,444.72, One written call strike $26.5862 on iShares MSCI Germany ETF, One written put strike $26.5862 with a barrier level strike of $21.269 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	968,192
2,243	DAXK Index, One purchased call strike $4,458.16, One written call strike $5,171.47, One written put strike $4,458.16 with a barrier level strike of $3,299.04, Expires 10/17/14, Broker Credit Suisse International	984,458
$19,500,000	DAXK Index, One purchased call strike $4,465.18, One written call strike $30.0574 on iShares MSCI Germany ETF, One written put strike $26.837 with a barrier level strike of $21.47 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(q)	682,697
2,231	DAXK Index, One purchased call strike $4,482.00, One written call strike $5,154.30, One written put strike $4,482.00 with a barrier level strike of $3,316.68, Expires 09/19/14, Broker Goldman Sachs International	918,182

34

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
3,274	DAXK Index, One purchased call strike $4,582.2208, One written call strike $5,223.7317, One written put strike $4,582.2208 with a barrier level strike of $3,299.199 Expires 01/16/15, Broker Goldman Sachs International	$1,007,515
$29,600,000	DAXK Index, One purchased call strike $4,619.50, One written call strike $31.5401 on iShares MSCI Germany ETF, One written put strike $28.1608 with a barrier level strike of $22.529 on iShares MSCI Germany ETF ($20,000,000 notional amount), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(q)	888,060
4,563	DAXK Index, One purchased call strike $4,821.0978, One written call strike $5,062.1527, One written put strike $4,821.0978 with a barrier level strike of $4,338.988 (2,074 contracts), Expires 06/20/14, Broker JPMorgan Chase Bank N.A.(r)	567,893
3,182	DAXK Index, One purchased call strike $4,879.00, One written call strike $5,318.11, One written put strike $4,879.00 with a barrier level strike of $4,439.89 (1,537 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	284,191
4,347	DAXK Index, One purchased call strike $4,882.4585, One written call strike $5,273.0552, One written put strike $4,882.4585 with a barrier level strike of $4,394.213 (1,536 contracts), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(r)	288,019
$12,850,000	DAXK Index, One purchased call strike $4,937.92, One written put strike $4,693.47 (10,000,000 notional amount), Expires 07/18/14, Broker Citibank N.A.(q)	289,861
Contracts/
Notional
Amount ($)		Value
5,242	DAXK Index, One purchased call strike $4,961.4024, One written call strike $5,253.2496, One written put strike $4,864.12 with a barrier level strike of $4,377.708 (2,056 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	$404,373
3,317	DAXK Index, One purchased call strike $4,974.505, One written put strike $4,775.5248 (3,015 contracts), Expires 05/16/14, Broker Goldman Sachs International(r)	134,188
5,533	DAXK Index, One purchased call strike $4,977.1894, One written put strike $4,684.4135 (3,074 contracts), Expires 06/20/14, Broker Goldman Sachs International(r)	414,269
4,014	DAXK Index, One purchased call strike $4,982.70, One written call strike $5,630.451, One written put strike $4,982.70 with a barrier level strike of $3,737.025, Expires 05/15/15, Broker Goldman Sachs International	(145,117)
1,958	DAXK Index, One purchased call strike $4,987.1982, One written put strike $4,740.3072 (1,519 contracts), Expires 07/18/14, Broker Goldman Sachs International(r)	126,459
2,770	DAXK Index, One purchased call strike $6,552.855, One written call strike $7,077.0834, One written put strike $6,552.855 with a barrier level strike of $5,897.57 (1,145 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	418,104
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citibank N.A	2,197,886

35

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
3,839	Euro STOXX 50 Index, One purchased call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase Bank N.A	$2,159,433
3,764	Euro STOXX 50 Index, One purchased call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase Bank N.A	1,993,500
5,516	Euro STOXX 50 Index, One purchased call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase Bank N.A	2,685,133
5,505	Euro STOXX 50 Index, One purchased call strike $2,725,10, Expires 12/21/18, One written put strike $2,725.10 with a barrier level strike of $2,125.58, Expires 12/16/16, Broker Goldman Sachs International	1,864,560
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,730.95, Expires 05/18/18, One written put strike $2,730.95 with a barrier level strike of $1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank N.A	1,636,892
$7,875,000	Euro STOXX 50 Index, One purchased call strike $2,797.2047, Expires 12/21/18, One written put strike $2,797.2047 with a barrier level strike of $2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank N.A.(q)	854,903
2,697	Euro STOXX 50 Index, One purchased call strike $2,799.80, One written call strike $3,275.77, One written put strike $2,799.80 with a barrier level strike of $1,959.86, Expires 12/19/14, Broker UBS AG	722,630
Contracts/
Notional
Amount ($)		Value
5,339	Euro STOXX 50 Index, One purchased call strike $2,810.00, Expires 06/15/18, One written put strike $2,810.00 with a barrier level strike of $1,968.00, Expires 06/19/15, Broker Goldman Sachs International	$1,978,361
$10,600,000	Euro STOXX 50 Index, One purchased call strike $2,984.1745, One written call strike $3,193.0667, One written put strike $2,984.1745 with a barrier level strike of $2,655.915 ($5,000,000 notional amount), Expires 08/15/14, Broker JPMorgan Chase Bank N.A.(q)	413,796
$15,975,000	Euro STOXX 50 Index, One purchased call strike $3,038.087, One written call strike $3,220.3722, One written put strike $3,038.087 with a barrier level strike of $2,673.517 ($7,500,000 notional amount) , Expires 06/20/14, Broker JPMorgan Chase Bank N.A.(q)	540,256
$15,550,000	Euro STOXX 50 Index, One purchased call strike $3,088.1826, One written call strike $3,269.8404, One written put strike $3,027.63 with a barrier level strike of $2,724.867 ($5,000,000 notional amount), Expires 07/18/14, Broker JPMorgan Chase Bank N.A.(q)	410,719
7,703	Euro STOXX 50 Index, One purchased call strike $3,115.70, One written call strike $3,364.956, One written put strike $3,115.70 with a barrier level strike of $2,804.13 (3,210 contracts), Expires 02/20/15, Broker JPMorgan Chase Bank N.A.(r)	355,283
2,168	Euro STOXX 50 Index, One purchased call strike $3,144.6446, One written put strike $2,988.9692 (1,606 contracts), Expires 06/20/14, Broker Goldman Sachs International(r)	114,302

36

Old Westbury Funds, Inc.
STRATEGIC OPPORTUNITIES FUND
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/
Notional
Amount ($)		Value
3,310	Euro STOXX 50 Index, One purchased call strike $3,204.326, One written put strike $3,045.696 (2,364 contracts), Expires 06/20/14, Broker Goldman Sachs International(r)	$49,665
7,007	Euro STOXX 50 Index, One purchased call strike $3,205.42, One written put strike $3,077.20 (6,240 contracts), Expires 07/18/14, Broker Goldman Sachs International(r)	(14,061)
1,572	Euro STOXX 50 Index, One purchased call strike $3,212.81, One written put strike $3,053.76 (2,232 contracts), Expires 07/18/14, Broker BNP Paribas SA(r)	29,762
3,095	Euro STOXX 50 Index, One purchased call strike $3,263.01, One written put strike $3,101.47, Expires 06/20/14, Broker BNP Paribas SA.	(67,155)
$21,450,000	Euro STOXX 50 Index, One purchased call strike $3,265.84, One written call strike $3,104.16 ($15,000,000 notional amount), Expires 06/20/14, Broker Citibank N.A.(q)	(121,133)
36,862	Euro STOXX Banks Index, One purchased call strike $135.64, One purchased put strike $143.78, One written put strike $135.64 with a barrier level strike of $122.08 (978,001 contracts), Expires 07/18/14, Broker BNP Paribas SA(r)	715,371
138,075	Euro STOXX Banks Index, One purchased call strike $141.59, One written call strike $150.09, One written put strike $141.59 with a barrier level strike of $127.43 (35,313 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	471,080
34,025	Euro STOXX Banks Index, One purchased call strike $146.95, One written call strike $158.71, One written put strike $146.95 with a barrier level strike of $133.72 (1,424,485 contracts), Expires 04/17/15, Broker BNP Paribas SA(r)	278,454
Contracts/
Notional
Amount ($)		Value
65,911	Euro STOXX Banks Index, One purchased call strike $151.72, One written call strike $169.93, One written put strike $151.72 with a barrier level strike of $109.24, Expires 02/20/15, Broker Credit Suisse International	$(65,270)
64,995	Euro STOXX Banks Index, One purchased call strike $153.858, One written call strike $172.321, One written put strike $153.858 with a barrier level strike of $112.3163, Expires 03/20/15, Broker Goldman Sachs International	(269,562)
173,114	Euro STOXX Banks Index, One purchased call strike $155.10, One written call strike $165.96, One written put strike $155.10 with a barrier level strike of $139.59 (48,356 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	5,363
2,860	FTSE 100 Index, One purchased call strike $6,609.07, One written call strike $7,005.61, One written put strike $6,609.07 with a barrier level strike of $6,014.25 (1,135 contracts), Expires 04/17/15, Broker Credit Suisse International(r)	210,522
2,403	FTSE 100 Index, One purchased call strike $6,648.65, One written call strike $7,114.0555, One written put strike $3,032.72 on Euro STOXX 50 Index with a barrier level strike of $2,729.448 (2,473 contracts), Expires 07/18/14, Broker JPMorgan Chase Bank N.A.(r)	361,311
2,402	FTSE 100 Index, One purchased call strike $6,776.15, One written call strike $7,250.4805, One written put strike $6,776.15 with a barrier level strike of $6,098.535 (1,107 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	51,436

37

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$19,500,000	FTSE 100 Index, One purchased call strike $6,797.00, One written call strike $7,408.73, One written put strike $6,797.00 with a barrier level strike of $6,253.24 ($10,000,000 notional amount), Expires 02/20/15, Broker Citibank N.A.(q)	$73,754
2,587	FTSE 100 Index, One purchased call strike $6,832.7207, One written call strike $7,238.6249, One written put strike $6,765.07 with a barrier level strike of $6,156.2137 (1,478 contracts), Expires 05/16/14, Broker Goldman Sachs International(r)	49,327
169	FTSE MIB Borsa Italiana Index, One purchased call strike $17,805.73, One purchased put strike $19,230.19, One written put strike $17,983.79 with a barrier level strike of $16,025.20 (522,946 contracts), Expires 08/15/14, Broker BNP Paribas SA(r)	450,582
324	FTSE MIB Index, One purchased call strike $19,288.8936, One written call strike $20,423.5344, One written put strike $18,910.68 with a barrier level strike of $17,019.612 (159 contracts), Expires 05/16/14, Broker Goldman Sachs International(r)	355,556
254	FTSE MIB Index, One purchased call strike $19,658.97, One written call strike $20,815.38 (240 contracts), One written put strike $19,273.50 with a barrier level strike of $17,346.15 (259 contracts), Expires 07/18/14, Broker UBS AG (r)	666,027
2,211	IBEX 35 Index, One purchased call strike $10,093.07, One written call strike $10,799.5849, One written put strike $10,093.07 with a barrier level strike of $9,083.763 (743 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	304,921

Contracts/ Notional Amount ($)		Value
1,898	IBEX 35 Index, One purchased call strike $10,154.11, One written call strike $11,169.521, One written put strike $10,154.11 with a barrier level strike of $9,341.7812 (739 contracts), Expires 05/15/15, Broker Goldman Sachs International(r)	$172,882
1,314	IBEX 35 Index, One purchased call strike $10,160.133, One written call strike $10,871.3423, One written put strike $10,160.133 with a barrier level strike of $9,144.1197 (492 contracts), Expires 11/21/14, Broker Goldman Sachs International(r)	190,892
$22,500,000	IBEX 35 Index, One purchased call strike $10,169.84, One written call strike $10,881.73, One written put strike $10,169.84 with a barrier level strike of $9,152.86 ($7,500,000 notional amount), Expires 02/20/15, Broker Citibank N.A.(q)	251,023
2,291	IBEX 35 Index, One purchased call strike $10,214.73, One written call strike $11,236.203, One written put strike $10,214.73 with a barrier level strike of $9,193.257 (979 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	284,082
$17,800,000	IBEX 35 Index, One purchased call strike $10,244.319, One written call strike $10,846.926, One written put strike $10,043.45 with a barrier level strike of $9,039.105 ($5,000,000 notional amount), Expires 07/18/14, Broker JPMorgan Chase Bank N.A.(q)	384,285
1,305	IBEX 35 Index, One purchased call strike $10,345.30, One written call strike $11,276.38, One written put strike $10,345.30 with a barrier level strike of $9,310.77 (483 contracts), Expires 05/15/15, Broker Credit Suisse International(r)	68,235

38

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
1,586	IBEX 35 Index, One purchased call strike $10,464.00, One written call strike $11,196.48, One written put strike $10,464.00 with a barrier level strike of $9,417.60 (478 contracts), Expires 03/15/15, Broker Credit Suisse International(r)	$20,051
$21,600,000	IBEX 35 Index, One purchased call strike $10,607.50, One written call strike $11,350.03, One written put strike $10,607.50 with a barrier level strike of $9,546.75 ($7,500,000 notional amount), Expires 04/17/15, Broker Citibank N.A.(q)	(123,725)
913	IBEX 35 Index, One purchased call strike $9,356.236, One written call strike $10,004.688, One written put strike $9,263.60 with a barrier level strike of $8,337.24 (324 contracts), Expires 08/15/14, Broker JPMorgan Chase Bank N.A.(r)	411,892
151,791	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $32.94, One written call strike $37.5516, One written put strike $32.94 with a barrier level strike of $23.387, Expires 03/20/15, Broker JPMorgan Chase Bank N.A	72,728
295,805	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $33.8060, One written call strike $38.8769, One written put strike $33.8060 with a barrier level strike of $22.9881, Expires 08/15/14, Broker Citibank N.A	355,386
288,480	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $34.6644, One written call strike $39.5174, One written put strike $34.6644 with a barrier level strike of $23.9184, Expires 09/19/14, Broker Citibank N.A	192,451
Contracts/ Notional Amount ($)		Value
143,308	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $34.89, One written call strike $39.08, One written put strike $34.89 with a barrier level strike of $25.47, Expires 02/20/15, Broker UBS AG	$(75,667)
$24,900,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $35.10, One written call strike $36.855, One written put strike $35.10 with a barrier level strike of $31.59 ($5,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(q)	73,537
$15,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $36.601, One written call strike $39.1631, One written put strike $36.601 with a barrier level strike of $32.9409 ($5,000,000 notional amount), Expires 11/21/14, Broker Citibank N.A.(q)	(173,964)
427,270	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $37.33, One written call strike $39.94, One written put strike $37.33 with a barrier level strike of $33.97 (133,941 contracts), Expires 10/17/14, Broker UBS AG(r)	(257,260)
$14,350,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $37.6578, One written call strike $40.2938, One written put strike $37.6578 with a barrier level strike of $33.892 ($5,000,000 notional amount), Expires 09/19/14, Broker Citibank N.A.(q)	(324,636)
$5,000,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.3163, One written call strike $44.8301, One written put strike $38.3163 with a barrier level strike of $30.653, Expires 01/16/15, Broker Citibank N.A	(344,662)

39

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$7,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.5495, One written call strike $43.9464, One written put strike $38.5495 with a barrier level strike of $26.2137, Expires 02/20/15, Broker Citibank N.A	$(445,655)
$16,450,000	iShares MSCI Brazil Index Fund, One purchased call strike $42.4224, One written call strike $44.5435, One written put strike $42.4224 with a barrier level strike of $38.1802 ($5,000,000 notional amount), Expires 08/15/14, Broker Citibank N.A.(q)	450,871
172,859	iShares MSCI EAFE Index Fund, One purchased call strike $57.8506, One written call strike $66.5282, One written put strike $57.8506 with a barrier level strike of $39.0492, Expires 08/15/14, Broker Citibank N.A.	1,227,021
177,462	iShares MSCI EAFE Index Fund, One purchased call strike $56.35, One written call strike $67.62, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse International	1,656,911
174,767	iShares MSCI EAFE Index Fund, One purchased call strike $57.2191, One written call strike $65.8020, One written put strike $57.2191 with a barrier level strike of $37.1924, Expires 08/15/14, Broker Citibank N.A.	1,262,614
173,220	iShares MSCI EAFE Index Fund, One purchased call strike $57.73, One written call strike $68.12, One written put strike $57.73 with a barrier level strike of $41.85, Expires 07/18/14, Broker Credit Suisse International	1,475,791
259,023	iShares MSCI EAFE Index Fund, One purchased call strike $57.91, One written call strike $64.69, One written put strike $57.91 with a barrier level strike of $40.54, Expires 08/15/14, Broker UBS AG	2,006,523
Contracts/ Notional Amount ($)		Value
345,352	iShares MSCI EAFE Index Fund, One purchased call strike $57.912, One written call strike $67.77, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs International	$2,641,557
170,329	iShares MSCI EAFE Index Fund, One purchased call strike $58.71, One written call strike $65.17, One written put strike $58.71 with a barrier level strike of $41.10, Expires 08/15/14, Broker UBS AG	909,121
167,448	iShares MSCI EAFE Index Fund, One purchased call strike $59.72, One written call strike $69.28, One written put strike $59.72 with a barrier level strike of $41.80, Expires 09/19/14, Broker UBS AG	1,088,139
164,799	iShares MSCI EAFE Index Fund, One purchased call strike $60.68, One written call strike $69.18, One written put strike $60.68 with a barrier level strike of $43.69, Expires 11/21/14, Broker UBS AG	836,569
243,704	iShares MSCI EAFE Index Fund, One purchased call strike $61.55, One written call strike $70.7825, One written put strike $61.55 with a barrier level strike of $43.085, Expires 09/19/14, Broker Goldman Sachs International	1,278,591
238,398	iShares MSCI EAFE Index Fund, One purchased call strike $62.92, One written call strike $72.358, One written put strike $62.92 with a barrier level strike of $44.044, Expires 09/19/14, Broker Goldman Sachs International	1,053,046
157,381	iShares MSCI EAFE Index Fund, One purchased call strike $63.54, One written call strike $73.07, One written put strike $63.54 with a barrier level strike of $46.38, Expires 10/17/14, Broker UBS AG	620,086

40

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$25,850,000	iShares MSCI EAFE Index Fund, One purchased call strike $64.8714, One written call strike $68.7637, One written put strike $64.8714 with a barrier level strike of $58.3843 ($10,000,000 notional amount), Expires 02/20/15, Broker Citibank N.A.(q)	$465,662
$27,200,000	iShares MSCI EAFE Index Fund, One purchased call strike $66.8659, One written call strike $70.2092, One written put strike $66.8659 with a barrier level strike of $60.1793 ($10,000,000 notional amount), Expires 01/16/15, Broker Citibank N.A.(q)	211,992
269,408	iShares MSCI EAFE Index Fund, One purchased call strike $67.3922, One written call strike $71.3565, One written put strike $66.0708 with a barrier level strike of $59.4637 (151,353 contracts), Expires 06/20/14, Broker Goldman Sachs International(r)	408,205
327,627	iShares MSCI EAFE Index Fund, One purchased call strike $67.76, One written call strike $72.5032, One written put strike $67.76 with a barrier level strike of $60.984 (147,580 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	78,554
273,748	iShares MSCI Emerging Markets Index Fund, One purchased call strike $38.7217, One written call strike $42.5939, One written put strike $38.7217 with a barrier level strike of $35.2367 (129,127 contracts), Expires 02/20/15, Broker Goldman Sachs International(r)	316,972
126,936	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.39, One written call strike $42.15, One written put strike $39.39 with a barrier level strike of $29.54 (616,603 contracts), Expires 11/21/14, Broker BNP Paribas SA(r)	207,722
Contracts/ Notional Amount ($)		Value
126,936	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.39, One written call strike $42.15, One written put strike $39.39 with a barrier level strike of $29.54, Expires 11/21/14, Broker Credit Suisse International	$52,945
354,244	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.3437, One written call strike $48.6953, One written put strike $42.3437 with a barrier level strike of $30.9109, Expires 08/15/14, Broker Citibank N.A.	56,416
$11,600,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $36.7112, One written call strike $39.6481, One written put strike $36.7112 with a barrier level strike of $23.8623 ($5,000,000 notional amount), Expires 12/23/14, Broker Citibank N.A.(q)	822,152
134,553	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.16, One written call strike $42.73, One written put strike $37.16 with a barrier level strike of $23.41, Expires 08/15/14, Broker UBS AG	449,250
132,240	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.81, One written call strike $43.48, One written put strike $37.81 with a barrier level strike of $23.82, Expires 09/19/14, Broker UBS AG	379,716
$11,400,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $38.44, One written call strike $40.7464, One written put strike $38.44 with a barrier level strike of $34.596 ($5,000,000 notional amount), Expires 08/15/14, Broker JPMorgan Chase Bank N.A.(q)	378,512

41

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$5,750,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.31, One written call strike $42.4548, One written put strike $38.5238 with a barrier level strike of $28.6963 ($2,500,000 notional amount), Expires 07/18/14, Broker Citibank N.A.(q)	$246,413
126,390	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.56, One written call strike $46.29, One written put strike $39.56 with a barrier level strike of $29.67, Expires 08/15/14, Broker UBS AG	245,538
233,918	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.75, One written call strike $49.16, One written put strike $42.75 with a barrier level strike of $30.78, Expires 09/19/14, Broker UBS AG	(4,370)
233,504	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.8259, One written call strike $49.678, One written put strike $42.8259 with a barrier level strike of $29.122, Expires 12/19/14, Broker JPMorgan Chase Bank N.A.	(64,318)
348,691	iShares MSCI EMU ETF Index Fund, One purchased call strike $39.72, One written call strike $42.10, One written put strike $39.72 with a barrier level strike of $35.75 (125,881 contracts), Expires 07/18/14, Broker Credit Suisse International(r)	470,659
476,070	iShares MSCI EMU ETF Index Fund, One purchased call strike $40.28, One written call strike $42.65, One written put strike $39.49 with a barrier level strike of $35.54 (126,614 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	456,879
Contracts/ Notional Amount ($)		Value
322,191	iShares MSCI EMU ETF Index Fund, One purchased call strike $40.3487, One written call strike $42.7696, One written put strike $40.3487 with a barrier level strike of $36.3138 (123,920 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	$261,142
399,013	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.352, One written call strike $44.6602, One written put strike $41.352 with a barrier level strike of $37.6303 (181,370 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	188,018
380,068	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.44, One written call strike $43.93, One written put strike $41.44 with a barrier level strike of $37.30 (120,656 contracts), Expires 12/31/14, Broker Credit Suisse International(r)	188,456
572,867	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.72, One written call strike $44.64, One written put strike $41.72 with a barrier level strike of $37.55 (239,693 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	136,219
262,030	iShares MSCI EMU ETF Index Fund, One purchased call strike $41.98, One written call strike $44.92, One written put strike $41.98 with a barrier level strike of $37.78 (119,104 contracts), Expires 03/20/15, Broker Credit Suisse International(r)	1,218
135,426	iShares MSCI Mexico Index Fund, One purchased call strike $73.8412, One written call strike $84.9174, One written put strike $73.8412 with a barrier level strike of $54.6425, Expires 10/17/14, Broker Citibank N.A.	(775,072)

42

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
120,327	iShares MSCI Mexico Index Fund, One purchased call strike $62.33, One written call strike $72.9261, One written put strike $62.33 with a barrier level strike of $43.631, Expires 10/17/14, Broker Goldman Sachs International	$300,102
118,427	iShares MSCI Mexico Index Fund, One purchased call strike $63.33, One written call strike $74.0961, One written put strike $63.33 with a barrier level strike of $42.4311, Expires 12/19/14, Broker Goldman Sachs International	204,912
112,613	iShares MSCI Mexico Index Fund, One purchased call strike $66.60, One written call strike $77.922, One written put strike $66.60 with a barrier level strike of $46.62, Expires 11/21/14, Broker Goldman Sachs International	(29,076)
73,503	iShares MSCI Mexico Index Fund, One purchased call strike $68.0243, One written call strike $78.9082, One written put strike $68.0243 with a barrier level strike of $47.617, Expires 11/21/14, Broker Citibank N.A.	(79,174)
137,269	iShares MSCI Mexico Index Fund, One purchased call strike $72.85, One written call strike $83.78, One written put strike $72.85 with a barrier level strike of $54.6375, Expires 07/18/14, Broker Goldman Sachs International	(378,974)
283,056	iShares MSCI South Korea Index Fund, One purchased call strike $59.3522, One written call strike $64.6939, One written put strike $59.3522 with a barrier level strike of $54.011 (126,364 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	368,700
170,407	iShares MSCI South Korea Index Fund, One purchased call strike $60.15, One written call strike $64.36, One written put strike $60.15 with a barrier level strike of $54.14 (83,126 contracts), Expires 11/21/14, Broker UBS AG(r)	240,488
Contracts/ Notional Amount ($)		Value
214,341	iShares MSCI South Korea Index Fund, One purchased call strike $60.6511, One written call strike $63.6837, One written put strike $60.6511 with a barrier level strike of $54.586 (82,439 contracts), Expires 08/15/14, Broker Goldman Sachs International(r)	$268,150
296,133	iShares MSCI South Korea Index Fund, One purchased call strike $61.29, One written call strike $65.5803, One written put strike $61.29 with a barrier level strike of $55.161 (122,369 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	231,363
57,034	iShares STOXX Europe Small 200 Index, One purchased call strike $228.81, One written call strike $251.691, One written put strike $228.81 with a barrier level strike of $208.2171 (32,778 contracts), Expires 05/15/14, Broker Goldman Sachs International(r)	61,107
40,631	iShares STOXX Europe Small 200 Index, One purchased call strike $230.12, One written call strike $253.132, One written put strike $230.12 with a barrier level strike of $207.108 (21,728 contracts), Expires 04/17/15, Broker Goldman Sachs International(r)	90,887
84,044	iShares STOXX Europe Small 200 Index, One purchased call strike $234.40, One written call strike $257.84, One written put strike $1,168.80 on Russell 2000 Index with a barrier level strike of $1,051.92 (8,556 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	(217,900)

43

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
27,208	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $243.50, One purchased put strike $243.50 (20,534 contracts), One written put strike $54.82 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.374 (182,414 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	$553,303
53,312	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $243.85, One purchased put strike $243.85 (41,009 contracts), One written put strike $55.03 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.521 (363,438 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	1,071,206
41,412	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $244.50, One purchased put strike $244.50 (30,675 contracts), One written put strike $55.43 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.80 (270,612 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	810,326
55,422	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $247.20, One purchased put strike $247.20 (40,454 contracts), One written put strike $55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of $44.648 (358,358 contracts), Expires 02/13/15, Broker Goldman Sachs International(r)	965,139
Contracts/ Notional Amount ($)		Value
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $240.839474, One purchased put strike $240.839474 ($7,500,000 notional amount), One written put strike $54.656073 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.725 ($15,000,000 notional amount), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(q)	$896,216
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $242.54, One purchased put strike $242.54 ($7,500,000 notional amount), One written put strike $55.2353 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.084 ($15,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	861,569
$13,500,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $250.0589, One purchased put strike $250.0589 ($10,000,000 notional amount), One written put strike $56.705 on iShares MSCI South Korea Capped ETF with a barrier level strike of $45.364 ($20,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank N.A.(q)	871,748
$5,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.4225, One written call strike $68.8445 on iShares MSCI South Korea Capped ETF, One written put strike $61.4683 with a barrier level strike of $49.1746 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	(164,153)

44

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$10,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.62, One written call strike $69.0719 on iShares MSCI South Korea Capped ETF, One written put strike $61.6713 with a barrier level strike of $49.337 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	$(329,958)
236,821	Market Vectors Oil Service ETF, One purchased call strike $42.226, One written call strike $47.7154, One written put strike $42.226 with a barrier level strike of $27.4469, Expires 09/19/14, Broker Goldman Sachs International	1,114,804
367,002	Market Vectors Russia ETF, One purchased call strike $27.2478, One written call strike $31.6074, One written put strike $27.2478 with a barrier level strike of $19.0735, Expires 09/19/14, Broker Citibank N.A.	(1,080,655)
360,061	Market Vectors Russia ETF, One purchased call strike $27.7731, One written call strike $32.4945, One written put strike $27.7731 with a barrier level strike of $19.4412, Expires 10/17/14, Broker Citibank N.A.	(1,367,060)
907,315	Market Vectors Russia ETF, One purchased call strike $23.035, One written call strike $25.3385, One written put strike $23.035 with a barrier level strike of $14.973 (434,122 contracts), Expires 03/20/15, Broker JPMorgan Chase Bank N.A.(r)	(127,093)
199,675	Market Vectors Russia ETF, One purchased call strike $25.0407, One written call strike $28.7968, One written put strike $25.0407 with a barrier level strike of $16.276, Expires 09/19/14, Broker JPMorgan Chase Bank N.A.	(152,936)
Contracts/ Notional Amount ($)		Value
198,416	Market Vectors Russia ETF, One purchased call strike $25.1996, One written call strike $29.4835, One written put strike $25.1996 with a barrier level strike of $15.876, Expires 08/15/14, Broker JPMorgan Chase Bank N.A.	$(102,773)
378,215	Market Vectors Russia ETF, One purchased call strike $26.44, One written call strike $31.728, One written put strike $26.44 with a barrier level strike of $18.508, Expires 09/19/14, Broker Goldman Sachs International	(847,967)
187,829	Market Vectors Russia ETF, One purchased call strike $26.62, One written call strike $31.15, One written put strike $26.62 with a barrier level strike of $17.30, Expires 10/17/14, Broker UBS AG	(342,024)
433,437	Market Vectors Russia ETF, One purchased call strike $29.07, One written call strike $30.81, One written put strike $29.07 with a barrier level strike of $26.16 (171,999 contracts), Expires 05/16/14, Broker Credit Suisse International(r)	(1,071,525)
169,023	Market Vectors Russia ETF, One purchased call strike $29.5817, One written call strike $34.3148, One written put strike $29.5817 with a barrier level strike of $19.2281, Expires 03/20/15, Broker Goldman Sachs International	(1,006,671)
28,273	MSCI Singapore Free Index, One purchased call strike $353.6971, One written call strike $381.9929, One written put strike $353.6971 with a barrier level strike of $318.3274 (1,880,001 contracts), Expires 03/31/15, Broker BNP Paribas SA(r)	562,420
35,471	MSCI Singapore Free Index, One purchased call strike $358.0345, One written call strike $375.9362, One written put strike $358.0345 with a barrier level strike of $322.2311 (1,777,999 contracts), Expires 01/16/15, Broker BNP Paribas SA(r)	394,233

45

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
15,097	OMX Stockholm 30 Index, One purchased call strike $1,324.80, One written put strike $1,218.816, Expires 06/19/14, Broker Credit Suisse International	$714,489
31,082	OMX Stockholm 30 Index, One purchased call strike $1,371.28, One written put strike $1,303.39 (14,731 contracts), Expires 05/16/14, Broker Credit Suisse International(r)	232,944
68,005	OMX Stockholm 30 Index, One purchased call strike $1,412.754, One written put strike $1,278.206 (11,148 contracts), Expires 06/19/14, Broker Credit Suisse International(r)	363,295
12,566	Russell 2000 Index, One purchased call strike $1,094.20, One written call strike $1,159.852, One written put strike $1,094.20 with a barrier level strike of $984.78 (4,570 contracts), Expires 12/19/14, Broker JPMorgan Chase Bank N.A.(r)	192,161
$20,600,000	Russell 2000 Index, One purchased call strike $1,102.76, One written call strike $1,213.04, One written put strike $1,102.76 with a barrier level strike of $992.48 ($10,000,000 notional amount), Expires 03/20/15, Broker Citibank N.A.(q)	330,601
$18,800,000	Russell 2000 Index, One purchased call strike $1,105.16, One written call strike $1,215.676, One written put strike $1,105.16 with a barrier level strike of $994.644 ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	377,867
6,736	Russell 2000 Index, One purchased call strike $1,113.40, One purchased put strike $1,169.07, One written put strike $1,113.40 with a barrier level strike of $1,002.06 (798,750 contracts), Expires 06/20/14, Broker BNP Paribas SA(r)	287,948
Contracts/ Notional Amount ($)		Value
$9,700,000	Russell 2000 Index, One purchased call strike $1,125.9547, One written call strike $1,193.512, One written put strike $1,125.9547 with a barrier level strike of $1,013.3592 ($5,000,000 notional amount), Expires 07/18/14, Broker Citibank N.A.(q)	$120,496
$18,880,000	Russell 2000 Index, One purchased call strike $1,128.60, One written call strike $1,218.888, One written put strike $1,128.60 with a barrier level strike of $1,027.026 (8,000,000 notional amount), Expires 05/15/15, Broker Citibank N.A.(q)	20,364
4,391	Russell 2000 Index, One purchased call strike $1,138.70, One written call strike $1,263.96, One written put strike $1,138.70 with a barrier level strike of $1,058.99 (1,124,755 contracts), Expires 06/19/15, Broker BNP Paribas SA(r)	(27,902)
6,496	Russell 2000 Index, One purchased call strike $1,154.62, One written call strike $1,270.08, One written put strike $1,154.62 with a barrier level strike of $1,062.25 (1,514,978 contracts), Expires 05/15/15, Broker BNP Paribas SA(r)	(140,384)
$10,000,000	Russell 2000 Index, One purchased call strike $1,160.7362, One written call strike $1,300.02, One written put strike $1,160.74 with a barrier level strike of $870.55, Expires 05/15/15, Broker Citibank N.A.	(367,536)
26,034	Russell 2000 Index, One purchased call strike $1,169.61, One written call strike $1,274.8749, One written put strike $1,169.61 with a barrier level strike of $1,052.649 (12,825 contracts), Expires 04/17/15, Broker JPMorgan Chase Bank N.A.(r)	(442,197)

46

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
18,069	Russell 2000 Index, One purchased call strike $1,178.81, One written call strike $1,261.3267, One written put strike $1,178.81 with a barrier level strike of $1,060.929 (8,483 contracts), Expires 01/16/15, Broker JPMorgan Chase Bank N.A.(r)	$(335,083)
8,433	Russell 2000 Index, One purchased call strike $1,185.82, One written call strike $1,256.97, One written put strike $1,185.82 with a barrier level strike of $1,067.24 (1,560,017 contracts), Expires 02/20/15, Broker BNP Paribas SA(r)	(359,506)
6,322	Russell 2000 Index, One purchased call strike $1,186.35, One written call strike $1,281.26, One written put strike $1,186.35 with a barrier level strike of $1,079.58 (1,326,021 contracts), Expires 03/20/15, Broker BNP Paribas SA(r)	(294,487)
10,921	Russell 2000 Index, One purchased call strike $915.68, One written call strike $1,062.19, One written put strike $915.68 with a barrier level strike of $659.29, Expires 09/19/14, Broker UBS AG	1,275,238
10,676	Russell 2000 Index, One purchased call strike $936.65, One written call strike $1,077.15, One written put strike $936.65 with a barrier level strike of $702.4875, Expires 08/15/14, Broker Goldman Sachs International	1,210,427
10,618	Russell 2000 Index, One purchased call strike $941.80, One written call strike $1,083.07, One written put strike $941.80 with a barrier level strike of $659.26, Expires 08/15/14, Broker UBS AG	1,198,264

Contracts/ Notional Amount ($)		Value
10,536	Russell 2000 Index, One purchased call strike $949.1365, One written call strike $1,082.0156, One written put strike $949.1365 with a barrier level strike of $692.87, Expires 08/15/14, Broker JPMorgan Chase Bank N.A.	$1,108,464
3,094	S&P 500 Index, One purchased call strike $1,616.20, One written call strike $1,810.144, One written put strike $1,616.20 with a barrier level strike of $1,179.826, Expires 09/19/14, Broker Citibank N.A.	492,806
$5,000,000	S&P 500 Index, One purchased call strike $1,650.2144, One written call strike $1,864.7422, One written put strike $47.6938 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $33.3857, Expires 07/18/14, Broker Citibank N.A.	526,533
$21,800,000	S&P 500 Index, One purchased call strike $1,659.9035, One written call strike $1,859.0919, One written put strike $61.3945 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike at $41.7483 ($10,000,000 notional amount), Expires 07/18/14, Broker Citibank N.A.	2,194,348
2,847	S&P 500 Index, One purchased call strike $1,756.49, One written call strike $1,861.88, One written put strike $1,756.49 with a barrier level strike of $1,580.84 (654,002 contracts), Expires 12/19/14, Broker BNP Paribas SA(r)	333,629
$15,100,000	S&P 500 Index, One purchased call strike $1,789.8608, One written put strike $38.1726 on iShares MSCI Emerging Markets Index Fund with a barrier level strike of $33.5919 ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(q)	743,569

47

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$10,000,000	S&P 500 Index, One purchased call strike $1,790.45, One written put strike $1,790.45 with a barrier level strike of $1,594.40, Expires 11/21/14, Broker Citibank N.A.	$496,870
$5,375,000	S&P 500 Index, One purchased call strike $1,795.30, One written put strike $1,745.7454 with a barrier level strike of $1,615.77 ($5,000,000 notional amount), Expires 01/16/15, Broker Citibank N.A.(q)	247,791
$25,912,500	S&P 500 Index, One purchased call strike $1,842.72, One written call strike $2,008.56, One written put strike $1,842.72 with a barrier level strike of $1,695.30 ($15,000,000 notional amount), Expires 03/20/15, Broker Citibank N.A.(q)	380,525
$11,600,000	S&P 500 Index, One purchased call strike $1,854.59, One written put strike $1,854.59 with a barrier level strike of $1,706.2228 ($10,000,000 notional amount), Expires 04/17/15, Broker Citibank N.A.(q)	151,902
$10,000,000	S&P 500 Index, One purchased call strike $1,857.00, One written put strike $1,857.00 with a barrier level strike of $1,668.5145, Expires 12/19/14, Broker Citibank N.A.	134,059
$10,000,000	S&P 500 Index, One purchased call strike $1,857.75, One written put strike $1,857.75 with a barrier level strike of $1,662.68625, Expires 01/16/15, Broker Citibank N.A.	125,143
$17,850,000	S&P 500 Index, One purchased call strike $1,866.11, One written put strike $1,866.11 with a barrier level strike of $1,716.8212 ($15,000,000 notional amount), Expires 05/15/15, Broker Citibank N.A.(q)	134,327
$20,000,000	S&P 500 Index, One purchased call strike $1,868.20, One written put strike $1,868.20 with a barrier level strike of $1,587.97, Expires 06/19/15, Broker BNP Paribas SA	155,959
Contracts/ Notional Amount ($)		Value
$15,000,000	S&P 500 Index, One purchased call strike $1,883.29, One written put strike $1,883.29 with a barrier level strike of $1,607.39, Expires 06/19/15, Broker Citibank N.A.	$(11,395)
6,999	S&P 500 Index, One purchased call strike $1,428.75, One written call strike $1,600.20 One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker Goldman Sachs International	1,199,502
6,999	S&P 500 Index, One purchased call strike $1,428.75, One written call strike $1,600.20, One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker Goldman Sachs International	(1,198,539)
6,435	S&P 500 Index, One purchased call strike $1,554.10, One written call strike $1,756.13, One written put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker UBS AG	1,185,833
3,147	S&P 500 Index, One purchased call strike $1,588.75, One written call strike $1,842.95, One written put strike $1,588.75 with a barrier level strike of $1,175.68, Expires 08/15/14, Broker UBS AG	684,311
9,370	S&P 500 Index, One purchased call strike $1,600.80, One written call strike $1,840.92, One written put strike $1,600.80 with a barrier level strike of $1,200.60, Expires 09/19/14, Broker Goldman Sachs International	1,822,383
3,086	S&P 500 Index, One purchased call strike $1,620.22, One written call strike $1,798.45, One written put strike $1,620.22 with a barrier level strike of $1,198.97, Expires 09/19/14, Broker Credit Suisse International	456,211
12,319	S&P 500 Index, One purchased call strike $1,623.45, One written call strike $1,834.4985, One written put strike $1,623.45 with a barrier level strike of $1,201.353, Expires 10/17/14, Broker JPMorgan Chase Bank N.A.	2,013,233

48

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
9,186	S&P 500 Index, One purchased call strike $1,632.87, One written call strike $1,894.1292, One written put strike $1,632.87 with a barrier level strike of $1,208.324, Expires 10/17/14, Broker JPMorgan Chase Bank N.A.	$1,752,028
3,054	S&P 500 Index, One purchased call strike $1,637.2681, One written call strike $1,882.8583, One written put strike $1,637.2681 with a barrier level strike of $1,146.0877, Expires 02/20/15, Broker Goldman Sachs International	475,508
9,143	S&P 500 Index, One purchased call strike $1,640.70, One written call strike $1,870.40, One written put strike $1,640.70 with a barrier level strike of $1,197.711, Expires 11/21/14, Broker Goldman Sachs International	1,476,902
12,091	S&P 500 Index, One purchased call strike $1,654.16, One written call strike $1,918.82, One written put strike $1,654.16 with a barrier level strike of $1,273.70, Expires 11/21/14, Broker Credit Suisse International	2,101,052
6,044	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,869.811, One written put strike $1,654.70 with a barrier level strike of $1,207.931, Expires 10/17/14, Broker Goldman Sachs International	943,780
12,087	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,886.358, One written put strike $1,654.70 with a barrier level strike of $1,257.572, Expires 11/21/14, Broker Goldman Sachs International	1,884,658
3,016	S&P 500 Index, One purchased call strike $1,657.56, One written call strike $1,873.04, One written put strike $1,657.56 with a barrier level strike of $1,210.02, Expires 10/17/14, Broker UBS AG	468,555
Contracts/ Notional Amount ($)		Value
18,097	S&P 500 Index, One purchased call strike $1,657.7316, One written call strike $1,856.6594 (12,065 contracts), One written put strike $53.6198 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $35.7466 (391,646 contracts), Expires 08/15/14, Broker Goldman Sachs International(r)	$2,846,760
5,625	S&P 500 Index, One purchased call strike $1,778.0724, One written put strike $1,778.0724 with a barrier level strike of $1,638.1381, Expires 08/15/14, Broker Goldman Sachs International	577,860
4,718	S&P 500 Index, One purchased call strike $1,780.38, One written call strike $1,905.0066, One written put strike $1,780.38 with a barrier level strike of $1,602.342 (2,808 contracts), Expires 09/19/14, Broker JPMorgan Chase Bank N.A.(r)	323,002
7,254	S&P 500 Index, One purchased call strike $1,788.76, One written call strike $1,896.09, One written put strike $1,788.76 with a barrier level strike of $1,609.88 (4,193 contracts), Expires 08/15/14, Broker Credit Suisse International(r)	459,797
8,108	S&P 500 Index, One purchased call strike $1,825.35, One written call strike $2,007.89, One written put strike $1,825.35 with a barrier level strike of $1,697.58 (5,478 contracts), Expires 12/19/14, Broker Credit Suisse International(r)	369,575
32,532	S&P 500 Index, One purchased call strike $1,844.35, One written put strike $1,844.35 with a barrier level strike of $1,677.44, Expires 10/17/14, Broker Credit Suisse International	1,343,579

49

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$16,899,998	S&P 500 Index, One purchased call strike $1,865.83, One written call strike $2,033.7547, One written put strike $1,865.83 with a barrier level strike of $1,716.564 ($10,000,009 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	$77,656
11,592	S&P 500 Index, One purchased call strike $1,880.55, One written put strike $1,880.55 with a barrier level strike of $1,711.30 (10,635 contracts), Expires 02/20/15, Broker Credit Suisse International(r)	42,042
6,906	S&P 500 Index, One purchased call strike $1,886.63, One written put strike $1,867.95 with a barrier level strike of $1,718.51 (5,353 contracts), Expires 07/17/15, Broker UBS AG(r)	31,772
123,073	S&P 500 Index, One purchased call strike $2,055.691, One written put strike $3,014.7305 on Euro STOXX 50 Index (6,302 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	78,755
6,435	S&P 500 Index, One written call strike $1,554.10, One purchased call strike $1,756.13, One purchased put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker Goldman Sachs International	(1,181,585)
$1,241,218	Select Sector Financial SPDR Fund, One purchased call strike $21.56, One written call strike $23.27, One written put strike $21.35 with a barrier level strike of $19.43 (468,384 contracts), Expires 06/19/15, Broker Credit Suisse International(r)	317,654
$28,050,000	Select Sector Financial SPDR Fund, One purchased call strike $22.037, One written call strike $24.2407, One written put strike $22.037 with a barrier level strike of $20.274 ($15,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	(30,770)
Contracts/ Notional Amount ($)		Value
32,795	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $152.46, One purchased put strike $152.46, One written put strike $91.0135 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $77.361 (109,874 contracts), Expires 06/20/14, Broker JPMorgan Chase Bank N.A.	$418,373
146,470	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $153.6151, One written call strike $162.832, One written put strike $153.6151 with a barrier level strike of $138.2536 (65,098 contracts), Expires 12/19/14, Broker Goldman Sachs International(r)	730,605
$6,500,001	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $156.73, One written put strike $58.82 on iShares MSCI South Korea Index Fund with a barrier level strike of $52.938 ($5,000,000 notional amount), Expires 06/20/14, Broker JPMorgan Chase Bank N.A.(q)	342,567
119,075	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $161.243, One written call strike $174.142, One written put strike $161.243 with a barrier level strike of $145.119 (62,018 contracts), Expires 03/20/15, Broker Credit Suisse International(r)	331,585
215,301	SPDR S&P Dividend ETF , One purchased call strike $69.67, One written call strike $1,857.8622 on S&P 500 Index, One written put strike $63.5775 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $39.3575 (165,153 contracts), Expires 06/30/14, Broker Goldman Sachs International(r)	1,002,502

50

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
317,619	SPDR S&P Dividend ETF , One purchased call strike $69.895, One written call strike $1,780.2069 on S&P Index, One written put strike $64.1729 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $42.7819, with a barrier level strike of $42.7819 (163,621 contracts), Expires 07/18/14, Broker Goldman Sachs International	$1,209,355
331,658	SPDR S&P Homebuilders ETF, One purchased call strike $30.1515, One written call strike $34.0712, One written put strike $30.1515 with a barrier level strike of $21.7091, Expires 07/18/14, Broker Citibank N.A.	464,219
617,431	SPDR S&P Homebuilders ETF, One purchased call strike $32.3923, One written call strike $35.6315, One written put strike $32.3923 with a barrier level strike of $19.4354, Expires 01/16/15, Broker Citibank N.A.	77,253
359,998	SPDR S&P Homebuilders ETF, One purchased call strike $27.7779, One written call strike $33.3335, One written put strike $27.7779 with a barrier level strike of $19.4450, Expires 06/20/14, Broker JPMorgan Chase Bank N.A.	1,129,274
339,055	Taiwan Stock Exchange Weighted Index, One purchased call strike $8,612.54, One written call strike $14.7487 on iShares MSCI Taiwan ETF Fund (6,941,280 contracts), One written put strike $14.0464 on iShares MSCI Taiwan ETF Fund with a barrier level strike of $12.6418 (355,963 contracts), Expires 01/05/15, Broker Goldman Sachs International(r)	(873,217)
Contracts/ Notional Amount ($)		Value
8,966	TOPIX 100 Index, One purchased call strike $1,115.29, One written call strike $1,260.28, One written put strike $934.20 on Russell 2000 Index with a barrier level strike of $700.65 (10,704 contracts), Expires 08/15/14, Broker Goldman Sachs International(r)	$531,771
8,868	TOPIX 100 Index, One purchased call strike $1,127.60, One written call strike $1,296.74, One written put strike $1,570.70 on S&P 500 Index with a barrier level strike of $1,178.025 (6,367 contracts), Expires 08/15/14, Broker Goldman Sachs International(r)	530,534
17,540	TOPIX 100 Index, One purchased call strike $1,140.26, One written call strike $1,311.299, One written put strike $949.35 on Russell 2000 Index with a barrier level strike of $712.00 (21,067 contracts), Expires 08/15/14, Broker Goldman Sachs International(r)	895,963
13,055	TOPIX 100 Index, One purchased call strike $1,148.97, One written call strike $1,321.32, One written put strike $1,563.83 on S&P 500 Index with a barrier level strike of $1,172.87 (9,592 contracts), Expires 09/19/14, Broker Goldman Sachs International(r)	688,858
8,696	TOPIX 100 Index, One purchased call strike $1,150.00, One written call strike $1,357.00, One written put strike $1,581.18 on S&P 500 Index with a barrier level strike of $1,185.85 (6,325 contracts), Expires 09/19/14, Broker Goldman Sachs International(r)	486,489
8,416	TOPIX 100 Index, One purchased call strike $1,188.34, One written call strike $1,427.00, One written put strike $980.30 on Russell 2000 Index with a barrier level strike of $725.422 (10,201 contracts), Expires 07/18/14, Broker Goldman Sachs International(r)	231,138

51

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
11,952	TOPIX 100 Index, One purchased call strike $1,255.00, One written call strike $1,568.75, One written put strike $986.55 on Russell 2000 Index with a barrier level strike of $739.9125 (15,205 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	$130,893
7,727	TOPIX 100 Index, One purchased call strike $1,294.17, One written call strike $1,514.18, One written put strike $907.50 on Russell 2000 Index with a barrier level strike of $630.712 (11,019 contracts), Expires 08/15/14, Broker Goldman Sachs International(r)	729,413
10,661	TOPIX 100 Index, One purchased call strike $1,407.00, One written call strike $1,688.40, One written put strike $988.15 on Russell 2000 Index with a barrier level strike of $741.00 (15,180 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	442,580
$10,000,000	TOPIX Index, One purchased call strike $1,080.30, One written call strike $1,242.345, One written put strike $1,558.85 on S&P 500 Index with a barrier level strike of $1,200.315, Expires 07/11/14, Broker JPMorgan Chase Bank N.A.	776,055
6,332	TOPIX Index, One purchased call strike $1,359.60, One written call strike $1,563.54, One written put strike $1,579.31 on S&P 500 Index with a barrier level strike of $1,184.48, Expires 09/19/14, Broker UBS AG	498,976
$14,200,000	USD/CAD foreign exchange rate, One purchased call strike $1.07, One written call strike $1.13, One written put strike $1.065 with a barrier level strike of $1.03 ($10,000,000 notional amount), Expires 12/31/14, Broker JPMorgan Chase Bank N.A.(q)	309,139
Contracts/ Notional Amount ($)		Value
$14,000,000	USD/CAD foreign exchange rate, One purchased call strike $1.075, One written call strike $1.125, One written put strike $1.0585 with a barrier level strike of $1.005 ($10,000,000 notional amount), Expires 11/26/14, Broker Goldman Sachs International(q)	$275,740
$7,600,000	USD/CAD foreign exchange rate, One purchased call strike $1.075, One written call strike $1.125, One written put strike $1.0585 with a barrier level strike of $1.005 ($5,000,000 notional amount), Expires 11/26/14, Broker Goldman Sachs International(q)	150,565
$7,400,000	USD/CAD foreign exchange rate, One purchased call strike $1.0752, One written call strike $1.1323, One written put strike $1.0644 with a barrier level strike of $1.0137 ($5,000,000 notional amount), Expires 12/08/14, Broker JPMorgan Chase Bank N.A.(q)	152,049
$66,500,000	USD/EUR foreign exchange rate, One purchased call strike $1.33, One written put strike $1.33, Expires 10/06/14, Broker Goldman Sachs International	321,169
$17,200,000	USD/EUR foreign exchange rate, One purchased call strike $1.37, One written call strike $1.28, One written put strike $1.375 with a barrier level strike of $1.42 ($10,000,000 notional amount), Expires 12/15/14, Broker Goldman Sachs International(q)	(36,434)
$17,300,000	USD/EUR foreign exchange rate, One purchased call strike $1.375, One written call strike $1.29, One written put strike $1.3805 with a barrier level strike of $1.425 ($10,000,000 notional amount), Expires 12/02/14, Broker Goldman Sachs International(q)	5,031

52

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
$16,500,000	USD/EUR foreign exchange rate, One purchased call strike $1.38, One written call strike $1.30, One .written put strike $1.38 with a barrier level strike of $1.44 ($10,000,000 notional amount), Expires 05/15/15, Broker JPMorgan Chase Bank N.A.(q)	$6,709
$42,250,000	USD/EUR foreign exchange rate, One purchased call strike $1.39, One written call strike $1.30, One written put strike $1.39 with a barrier level strike of $1.44 ($30,000,000 notional amount), Expires 04/17/15, Broker Goldman Sachs International(q)	133,330
$14,700,000	USD/JPY foreign exchange rate, One purchased call strike $101.50, One written call strike $107.50, One written put strike $101.50 with a barrier level strike of $95.50 ($10,000,000 notional amount), Expires 05/11/15, Broker JPMorgan Chase Bank N.A.(q)	84,652
$23,100,000	USD/JPY foreign exchange rate, One purchased call strike $101.75, One written call strike $108.00, One written put strike $102.00 with a barrier level strike of $96.00 ($15,000,000 notional amount), Expires 06/15/15, Broker JPMorgan Chase Bank N.A.(q)	30,263
$42,300,000	USD/JPY foreign exchange rate, One purchased call strike $102.00, One written call strike $108.00, One written put strike $101.75 with a barrier level strike of $96.00 ($30,000,000 notional amount), Expires 04/13/15, Broker JPMorgan Chase Bank N.A.(q)	49,738
$28,800,000	USD/JPY foreign exchange rate, One purchased call strike $102.00, One written call strike $108.00, One written put strike $101.90 with a barrier level strike of $96.00 ($20,000,000 notional amount), Expires 04/09/15, Broker JPMorgan Chase Bank N.A.(q)	117,844
Contracts/ Notional Amount ($)		Value
$15,800,000	USD/JPY foreign exchange rate, One purchased call strike $102.50, One written call strike $110.00, One written put strike $102.50 with a barrier level strike of $98.00 ($10,000,000 notional amount), Expires 07/24/15, Broker Goldman Sachs International(q)	$(36,134)
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.9039, One written call strike $63.6066, One written put strike $53.9039 with a barrier level strike of $37.7327, Expires 02/20/15, Broker Citibank N.A. N.A.	1,291,715
$5,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.963, One written call strike $62.5971, One written put strike $53.963 with a barrier level strike of $37.7741, Expires 12/19/14, Broker Citibank N.A.	440,081
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $54.5083, One written call strike $62.6846, One written put strike $54.5083 with a barrier level strike of $39.246, Expires 12/19/14, Broker Citibank N.A.	1,200,640
360,234	Vanguard FTSE Europe ETF, One purchased call strike $55.5194, One written call strike $63.8473, One written put strike $55.5194 with a barrier level strike of $38.864, Expires 01/16/15, Broker JPMorgan Chase Bank N.A.	1,210,324
178,432	Vanguard FTSE Europe ETF, One purchased call strike $56.0437, One written call strike $65.5711, One written put strike $56.0437 with a barrier level strike of $39.791, Expires 03/20/15, Broker Goldman Sachs International	605,211
298,216	Vanguard FTSE Europe ETF, One purchased call strike $57.0058, One written call strike $60.4261, One written put strike $57.0058 with a barrier level strike of $51.8753 (175,421 contracts), Expires 06/20/14, Broker Goldman Sachs International(r)	732,456

53

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
231,433	Vanguard FTSE Europe ETF, One purchased call strike $58.51, One written call strike $61.95, One written put strike $57.36 with a barrier level strike of $51.62 (130,753 contracts), Expires 05/16/14, Broker Credit Suisse International (r)	$495,459
$15,800,000	Vanguard FTSE Europe ETF, One purchased call strike $58.7115, One written put strike $58.7115 with a barrier level strike of $52.84 ($10,000,000 notional amount), Expires 10/17/14, Broker JPMorgan Chase Bank N.A.(q)	530,959
221,603	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.1258, One written call strike $52.3459, One written put strike $45.1258 with a barrier level strike of $27.978, Expires 11/21/14, Broker Goldman Sachs International	505,842
218,293	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.81, One written call strike $53.1396, One written put strike $45.81 with a barrier level strike of $32.067, Expires 12/19/14, Broker Goldman Sachs International	324,424
106,193	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.084, One written call strike $54.1466, One written put strike $47.084 with a barrier level strike of $31.546, Expires 03/20/15, Broker JPMorgan Chase Bank N.A.	69,472
210,128	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.59, One written call strike $55.68, One written put strike $47.59 with a barrier level strike of $32.36, Expires 01/16/15, Broker UBS AG	125,350
Contracts/ Notional Amount ($)		Value
209,461	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.7416, One written call strike $55.3803, One written put strike $47.7416 with a barrier level strike of $32.942, Expires 02/20/15, Broker JPMorgan Chase Bank N.A.	$86,355
469,110	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.75, One written call strike $51.0925, One written put strike $47.75 with a barrier level strike of $42.975 (209,424 contracts), Expires 11/21/14, Broker JPMorgan Chase Bank N.A.(r)	(130,979)
208,943	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.86, One written call strike $56.47, One written put strike $47.86 with a barrier level strike of $33.50, Expires 03/20/15, Broker UBS AG	(12,337)
398,935	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.9401, One written call strike $51.2959, One written put strike $47.9401 with a barrier level strike of $43.1461 (156,445 contracts), Expires 01/16/15, Broker Goldman Sachs International(r)	(240,505)
104,232	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.97, One written call strike $56.12, One written put strike $47.97 with a barrier level strike of $32.62, Expires 07/18/14, Broker UBS AG	81,011
204,583	WisdomTree Japan Hedged Equity Fund, One purchased call strike $48.88, One written call strike $57.68, One written put strike $48.88 with a barrier level strike of $35.19, Expires 02/20/15, Broker UBS AG	(203,728)

54

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts/ Notional Amount ($)		Value
203,253	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.20, One written call strike $57.564, One written put strike $49.20 with a barrier level strike of $36.408, Expires 10/17/14, Broker Goldman Sachs International	$(114,423)
302,115	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.65, One written call strike $59.58, One written put strike $49.65 with a barrier level strike of $34.76, Expires 10/17/14, Broker UBS AG	(26,176)
200,945	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.7649, One written call strike $58.2249, One written put strike $49.7649 with a barrier level strike of $34.8354, Expires 04/17/15, Broker Goldman Sachs International	(307,320)
249,634	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.0733, One written call strike $54.0792, One written put strike $50.0733 with a barrier level strike of $45.066 (99,854 contracts), Expires 10/17/14, Broker Goldman Sachs International(r)	(251,224)
$16,588,600	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.1098, One written call strike $53.1164, One written put strike $50.1098 with a barrier level strike of $45.0988 ($5,740,000 notional amount), Expires 08/15/14, Broker Citibank N.A.(q)	(247,379)
198,137	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.47, One written call strike $63.09, One written put strike $50.47 with a barrier level strike of $37.85, Expires 11/21/14, Broker UBS AG	(298,861)
113,173	WisdomTree Japan Hedged Equity Fund, One purchased put strike $44.18 with a barrier level strike of $27.83, Expires 09/19/14, Broker Citibank N.A.	25,074
Contracts/ Notional Amount ($)		Value
104,800	WisdomTree Japan Hedged Equity Fund, One written put strike $47.71 with a barrier level strike of $29.58, Expires 09/19/14, Broker Goldman Sachs International	$(43,394)
104,210	WisdomTree Japan Hedged Equity Fund, One written put strike $47.98 with a barrier level strike of $28.788, Expires 09/19/14, Broker Goldman Sachs International	(38,330)
Total Structured Options (Premiums received $(25,830,020))		113,989,786

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation
321	Chicago Mercantile Exchange E-Mini S&P 500 Futures, June 2014	$134,776

Cash collateral of $1,745,325 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS (PURCHASED) Equity swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	$(5,056,614)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of EUR/USD foreign exchange rate is over 7.05% and paying an amount if the volatility of EUR/USD foreign exchange rate is under 7.05%, expiring 05/01/15 (Underlying vega amount $250,000)	8,676

55

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Unrealized
Appreciation
(Depreciation)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of USD/EUR foreign exchange rate is over 7.40% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 7.40%, expiring 04/08/15 (Underlying vega amount $500,000)	$(207,870)

$(5,255,808)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)(s)	$(3,650,263)
Equity swap with Goldman Sachs International paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 44.9581 and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 44.9581, expiring 06/03/20 (Underlying notional amount $15,038,484)	187,860
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(815,982)
Interest rate swap with JPMorgan Chase Bank N.A. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(788,586)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying Vega amount $500,000)	6,092,167
Unrealized Appreciation/ (Depreciation)
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying Vega notional amount $500,000)	$4,941,300
$5,966,496

At April 30, 2014, the Stategic Oportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.07% of net assets, as follows:

			04/30/14
Acquisition		Acquisition	Carrying Value
Cost	Issuer	Date	Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(e)(j)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $5,274,818,987 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$268,044,953
Unrealized depreciation	(68,023,634)
Net unrealized appreciation	$200,021,319

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $87,729,071 or 1.59% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (i) below) that amount to $5,920,625 or 0.11% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,108,599, which is 0.11% of net assets.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Security offered and sold outside of the United States, and this is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $254,745,414, which is 4.62% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except

56

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

those also included in footnote (c) above.
(j)	Principal amount denoted in Euros.
(k)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(l)	Principal amount denoted in British Pounds.
(m)	Variable rate security. Rate shown is the rate as of April 30, 2014.
(n)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(o)	The rate represents the annualized yield at time of purchase.
(p)	Rate shown represents current yield at April 30, 2014.
(q)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column
(r)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(s)	This derivative is considered either fully or partially illiquid. The swap position has a notional value of $15,633,866 and an unrealized depreciation of $3,650,263.

CAD — Canadian Dollar

Cnv. — Convertible

ETF — Exchange Traded Fund

EUR — Euro

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	3.2%
Banks	1.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	0.4%
Consumer Discretionary	3.5%
Consumer Staples	2.4%
Diversified Financials	1.7%
Energy	2.2%
Government Bonds	4.9%
Health Care	3.6%
Industrials	3.2%
Information Technology	3.8%
Insurance	1.6%
Materials	1.8%
Real Estate	1.1%
Telecommunication Services	1.5%
U.S. Government Agencies and Securities	44.4%
Utilities	0.8%
Other*	6.2%
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

57

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	April 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 18.6%
CANADA — 1.6%
Energy — 1.6%
2,150,000	Athabasca Oil Corp.(b)	$15,967,337
UNITED KINGDOM — 3.1%
Energy — 3.1%
2,000,000	Tullow Oil Plc	29,715,682
UNITED STATES — 13.9%
Consumer Staples — 0.6%
150,000	Archer-Daniels-Midland Co.	6,559,500
Energy — 7.8%
375,000	Boardwalk Pipeline Partners LP(b)	5,988,750
225,000	Chevron Corp.	28,242,000
182,000	Exxon Mobil Corp.	18,638,620
235,000	Range Resources Corp.	21,255,750
50,000	Stone Energy Corp.(b)	2,452,500
		76,577,620
Industrials — 0.6%
100,000	Jacobs Engineering Group, Inc.(b)	5,770,000
Materials — 2.0%
175,000	Monsanto Co.	19,372,500
Real Estate — 2.9%
450,000	St. Joe Co. (The)(b)(c)	8,032,500
680,000	Weyerhaeuser Co., REIT	20,298,000
		28,330,500
		136,610,120
Total Common Stocks (Cost $181,003,424)		182,293,139

Number of
Coins
COLLECTIBLE COINS — 2.9%
UNITED STATES — 2.9%
18	Various Collectible Coins and Sets of Coins(c)	28,502,422
Total Collectible Coins (Cost $26,972,152)		28,502,422

Fine Troy
Ounces
COMMODITIES — 3.9%
UNITED STATES — 3.9%
29,985	Gold Bullion	38,727,490
Total Commodities (Cost $27,728,889)		38,727,490
Contracts		Value
CALL OPTIONS PURCHAtSED — 1.1%
Commodities — 1.1%
300	Chicago Mercantile Exchange Lean Hogs Futures, Strike $100.00, Expiring 12/12/14	$333,000
500	Chicago Mercantile Exchange Lean Hogs Futures, Strike $112.00, Expiring 10/14/14	490,000
400	Intercontinental Exchange Coffee C Futures, Strike $250.00, Expiring 08/08/14	1,903,500
500	Intercontinental Exchange Sugar No. 11 Futures, Strike $18.50, Expiring 09/15/14	509,600
300	London Metal Exchange Nickel Futures, Strike $20,000.00, Expiring 12/03/14	1,637,100
1,000	London Metal Exchange Nickel Futures, Strike $25,000.00, Expiring 06/03/15	2,692,680
200	London Metal Exchange Nickel Futures, Strike $40,000.00, Expiring 12/02/15	55,548
500	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $4.70, Expiring 06/25/14	1,477,500
900	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $5.00, Expiring 06/25/14	1,440,000
250	New York Mercantile Exchange Platinum Futures, Strike $1,500.00, Expiring 06/18/14	146,250
Total Call Options Purchased (Cost $6,624,920)		10,685,178
PUT OPTIONS PURCHASED — 0.4%
Commodities — 0.4%
100	Chicago Mercantile Exchange Live Cattle Futures, Strike $132.00, Expiring 06/06/14	12,000
600	Intercontinental Exchange Coffee C Futures, Strike $180.00, Expiring 08/08/14	2,049,750
500	London Metal Exchange Nickel Futures, Strike $17,000.00, Expiring 06/04/14	594,960
175	New York Mercantile Exchange Crude Oil Futures, Strike $100.00, Expiring 05/15/14	273,000
1,000	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $4.50, Expiring 06/25/14	817,000
Total Put Options Purchased (Cost $6,856,850)		3,746,710

58

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal
Amount		Value
ASSET-BACKED SECURITIES — 3.5%
UNITED STATES — 3.5%
$35,000,000	GCO Education Loan Funding Trust, Series 2003-2, Class A5AR, 2.03%, 09/01/40(d)	$34,146,000
Total Asset-Backed Securities (Cost $34,226,119)		34,146,000
U.S. GOVERNMENT AGENCIES — 62.6%
Federal Home Loan Bank — 62.6%
25,600,000	0.05%, 05/01/14(e)	25,600,000
55,000,000	0.01%, 05/02/14(e)	54,999,985
4,000,000	0.01%, 05/07/14(e)	3,999,993
69,000,000	0.04%, 05/07/14(e)	68,999,540
10,000,000	0.09%, 05/07/14(e)	9,999,858
55,000,000	0.10%, 05/09/14(e)	54,998,839
10,000,000	0.02%, 05/14/14(e)	9,999,928
29,000,000	0.04%, 05/14/14(e)	28,999,582
101,000,000	0.04%, 05/16/14(e)	100,998,227
2,500,000	0.02%, 05/21/14(e)	2,499,972
30,000,000	0.04%, 05/21/14(e)	29,999,333
95,000,000	0.05%, 05/21/14(e)	94,997,625
88,000,000	0.02%, 05/28/14(e)	87,998,680
40,000,000	0.04%, 06/24/14(e)	39,997,600
Total U.S. Government Agencies (Cost $614,089,162)		614,089,162
U.S. GOVERNMENT SECURITIES — 6.1%
U.S. Treasury Bills — 6.1%
60,000,000	0.02%, 05/29/14(e)	59,999,300
Total U.S. Government Securities (Cost $59,999,300)		59,999,300

Shares
CASH SWEEP — 0.9%
8,848,920	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	8,848,920
Total Cash Sweep (Cost $8,848,920)		8,848,920
TOTAL INVESTMENTS — 100.0% (Cost $966,349,736)(a)		981,038,321
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		449,336
NET ASSETS — 100.0%		$981,487,657
Contracts		Value
CALL OPTIONS WRITTEN — (0.1)%
Commodities — (0.1)%
(500)	Intercontinental Exchange Sugar No. 11 Futures, Strike $25.00, Expiring 09/15/14	$(50,400)
(500)	London Metal Exchange Nickel Futures, Strike $20,500.00, Expiring 07/01/14	(730,740)
(250)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $5.35, Expiring 06/25/14	(187,000)
(250)	New York Mercantile Exchange Platinum Futures, Strike $1,600.00, Expiring 06/18/14	(27,500)
Total Call Options Written (Premiums received $(1,032,700))		(995,640)
PUT OPTIONS WRITTEN — (0.7)%
Commodities — (0.7)%
(1,499)	Chicago Board of Trade Corn No. 2 Futures, Strike $420.00, Expiring 11/21/14	(590,231)
(500)	Chicago Mercantile Exchange Live Cattle Futures, Strike $130.00, Expiring 12/05/14	(125,000)
(650)	Intercontinental Exchange Coffee C Futures, Strike $200.00, Expiring 08/08/14	(4,621,500)
(350)	Intercontinental Exchange Sugar No. 11 Futures, Strike $17.00, Expiring 09/15/14	(156,800)
(500)	Intercontinental Exchange Sugar No. 11 Futures, Strike $17.00, Expiring 09/15/14	(224,000)
(500)	London Metal Exchange Nickel Futures, Strike $15,500.00, Expiring 07/01/14	(282,840)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 01/26/16	(49,000)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 02/24/16	(63,700)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 03/28/16	(65,050)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 04/26/16	(66,550)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 05/25/16	(67,850)

59

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Contracts		Value
Commodities (continued)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 06/27/16	$(68,750)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 07/26/16	(70,300)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 08/26/16	(73,650)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 09/27/16	(74,200)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 10/26/16	(73,250)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 11/25/16	(64,300)
(50)	New York Mercantile Exchange Henry Hub Natural Gas Futures, Strike $3.50, Expiring 12/28/15	(43,250)
Total Put Options Written (Premiums received $(8,851,251))		$(6,780,221)

FUTURES CONTRACTS: SHORT POSITIONS

		Unrealized
		Appreciation/
Contracts		(Depreciation)
1,500	Intercontinental Exchange Brent Crude Oil, June 2014	$135,000
90	London Metal Exchange Copper, June 2014	(26,212)
100	London Metal Exchange Lead, June 2014	74,075
580	London Metal Exchange Zinc, June 2014	(323,410)
1,000	Intercontinental Exchange Brent Crude Oil, December 2014	322,500
250	New York Mercantile Exchange Natural Gas, March 2015	(548,500)
10	New York Mercantile Exchange Natural Gas, January 2016	(37,400)
10	New York Mercantile Exchange Natural Gas, February 2016	(35,100)
10	New York Mercantile Exchange Natural Gas, March 2016	(28,900)
10	New York Mercantile Exchange Natural Gas, April 2016	(400)
10	New York Mercantile Exchange Natural Gas, May 2016	(1,800)

FUTURES CONTRACTS: SHORT POSITIONS (Concluded)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
10	New York Mercantile Exchange Natural Gas, June 2016	$(4,200)
10	New York Mercantile Exchange Natural Gas, July 2016	(6,700)
10	New York Mercantile Exchange Natural Gas, August 2016	(7,900)
10	New York Mercantile Exchange Natural Gas, September 2016	(7,400)
10	New York Mercantile Exchange Natural Gas, October 2016	(10,000)
10	New York Mercantile Exchange Natural Gas, November 2016	(15,800)
10	New York Mercantile Exchange Natural Gas, December 2016	(30,900)
10	New York Mercantile Exchange Natural Gas, January 2017	(38,700)
10	New York Mercantile Exchange Natural Gas, February 2017	(36,700)
10	New York Mercantile Exchange Natural Gas, March 2017	(30,700)
10	New York Mercantile Exchange Natural Gas, April 2017	(3,700)
10	New York Mercantile Exchange Natural Gas, May 2017	(4,700)
10	New York Mercantile Exchange Natural Gas, June 2017	(6,900)
10	New York Mercantile Exchange Natural Gas, July 2017	(9,400)
10	New York Mercantile Exchange Natural Gas, August 2017	(10,900)
10	New York Mercantile Exchange Natural Gas, September 2017	(10,300)
10	New York Mercantile Exchange Natural Gas, October 2017	(12,700)
10	New York Mercantile Exchange Natural Gas, November 2017	(20,700)
10	New York Mercantile Exchange Natural Gas, December 2017	(37,900)
	Net unrealized depreciation	$(776,347)

FUTURES CONTRACTS: LONG POSITIONS

		Unrealized
		Appreciation/
Contracts		(Depreciation)
100	London Metal Exchange Nickel, May 2014	$2,357,559
400	Chicago Mercantile Exchange Live Cattle, June 2014	52,197
500	Intercontinental Exchange Brent Crude Oil, June 2014	(247,500)
1,000	Intercontinental Exchange Brent Crude Oil, June 2014	(130,000)
500	Intercontinental Exchange Brent Crude Oil, June 2014	122,500
1,500	Intercontinental Exchange Brent Crude Oil, June 2014	(310,000)

60

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

FUTURES CONTRACTS: LONG POSITIONS (Continued)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
175	London Metal Exchange Copper, June 2014	$893,750
450	London Metal Exchange Lead, June 2014	707,188
580	London Metal Exchange Zinc, June 2014	978,750
175	New York Mercantile Exchange Crude Oil, June 2014	858,750
375	New York Mercantile Exchange Palladium, June 2014	3,618,875
250	Intercontinental Exchange Brent Crude Oil, July 2014	(50,000)
1,000	Intercontinental Exchange Cotton No. 2, July 2014	1,128,020
210	New York Mercantile Exchange Platinum, July 2014	33,477
500	NYSE Liffe Robusta Coffee, July 2014	(28,670)
150	New York Mercantile Exchange Natural Gas, August 2014	885,000
250	Intercontinental Exchange Coffee C, September 2014	(679,688)
150	New York Mercantile Exchange Natural Gas, September 2014	795,720
94	Chicago Mercantile Exchange Lean Hogs, October 2014	542,440
150	Chicago Mercantile Exchange Live Cattle, October 2014	383,130
1,880	New York Mercantile Exchange Natural Gas, October 2014	6,669,841
150	Chicago Mercantile Exchange Live Cattle, December 2014	365,184
400	Intercontinental Exchange Cotton No. 2, December 2014	258,270
400	London Metal Exchange Nickel, December 2014	5,726,400
140	New York Mercantile Exchange Crude Oil, December 2014	700,850
20	Intercontinental Exchange Rotterdam Coal, January 2015	(14,250)
20	Intercontinental Exchange Rotterdam Coal, February 2015	(14,250)
20	Intercontinental Exchange Rotterdam Coal, March 2015	(14,250)
20	Intercontinental Exchange Rotterdam Coal, April 2015	6,750
250	New York Mercantile Exchange Natural Gas, April 2015	343,400
20	Intercontinental Exchange Rotterdam Coal, May 2015	6,750
20	Intercontinental Exchange Rotterdam Coal, June 2015	6,750
20	Intercontinental Exchange Rotterdam Coal, July 2015	30,750
20	Intercontinental Exchange Rotterdam Coal, August 2015	30,750

FUTURES CONTRACTS: LONG POSITIONS (Continued)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
20	Intercontinental Exchange Rotterdam Coal, September 2015	$30,750
20	Intercontinental Exchange Rotterdam Coal, October 2015	53,750
20	Intercontinental Exchange Rotterdam Coal, November 2015	53,750
475	Intercontinental Exchange Brent Crude Oil, December 2015	16,840
20	Intercontinental Exchange Rotterdam Coal, December 2015	53,750
300	New York Mercantile Exchange Crude Oil, December 2016	716,000
60	New York Mercantile Exchange Natural Gas, January 2018	136,450
60	New York Mercantile Exchange Natural Gas, February 2018	124,450
60	New York Mercantile Exchange Natural Gas, March 2018	88,450
60	New York Mercantile Exchange Natural Gas, April 2018	(67,550)
60	New York Mercantile Exchange Natural Gas, May 2018	(60,350)
60	New York Mercantile Exchange Natural Gas, June 2018	(47,750)
60	New York Mercantile Exchange Natural Gas, July 2018	(32,150)
60	New York Mercantile Exchange Natural Gas, August 2018	(23,750)
60	New York Mercantile Exchange Natural Gas, September 2018	(22,550)
60	New York Mercantile Exchange Natural Gas, October 2018	(7,550)
60	New York Mercantile Exchange Natural Gas, November 2018	48,250
60	New York Mercantile Exchange Natural Gas, December 2018	155,650
	Net unrealized appreciation	$27,230,883

Net cash collateral of $23,848,085 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

61

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $3,531,510)	$1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $3,198,000)	(678,000)
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $3,531,510)	$1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $3,198,000)	6,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $2,216,000)	514,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $2,216,000)	514,000

62

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $3,531,510)	$1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $2,216,000)	514,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $2,216,000)	1,426,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $2,216,000)	1,426,000
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $3,531,510)	$1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $2,216,000)	1,426,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $3,531,510)	1,214,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME August 2014 Lean Hogs Futures contracts on the termination date, expiring 08/11/14 (Underlying notional amount $9,150,952)	605,048
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME December 2014 Lean Hogs Futures contracts on the termination date, expiring 12/09/14 (Underlying notional amount $17,416,325)	1,157,675

63

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, paying a fixed amount per pound and receiving the closing settlement price of CME October 2014 Lean Hogs Futures contracts on the termination date, expiring 10/10/14 (Underlying notional amount $38,370,011)	$5,671,189
$27,155,792

Unrealized
Appreciation/
(Depreciation)
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $1,100,750)	$(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $1,100,750)	(255,250)
Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $2,352,365)	$672,365
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $2,352,365)	216,365
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $1,100,750)	(255,250)

64

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Unrealized
Appreciation/
(Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $1,100,750)	$(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) receiving a fixed amount per day and paying the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $1,100,750)	(255,250)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange (“CME”) Lean Hogs Index, receiving a fixed amount per pound and paying the closing settlement price of CME June 2014 Lean Hogs Futures contracts on the termination date, expiring 06/10/14 (Underlying notional amount $9,849,832)	(168)

$(2,174,438)

(a)	Cost for federal income tax purposes is $970,466,662 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$28,685,272
Unrealized depreciation	(18,113,613)
Net unrealized appreciation	$10,571,659

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $30,844,246 or 3.14% of net assets.
(d)	Variable rate security. Rate shown is the rate as of April 30, 2014.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at April 30, 2014.

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	3.5%
Collectible Coins	2.9%
Commodities	3.9%
Consumer Staples	0.6%
Energy	12.5%
Industrials	0.6%
Materials	2.0%
Real Estate	2.9%
U.S. Government Agencies and Securities	68.7%
Other*	2.4%
100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

65

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2014
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 52.3%
Banks — 13.9%
$1,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 02/12/16	$1,005,478
3,800,000	Bank of America NA, 1.25%, 02/14/17	3,794,456
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,108,630
3,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.55%, 09/09/16(b)	3,032,514
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,025,630
500,000	Capital One Bank USA, 1.15%, 11/21/16	500,627
10,500,000	Citigroup, Inc., 1.35%, 03/10/17	10,463,912
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,221,950
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,059,428
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,404,004
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,207,143
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,405,686
12,295,000	JPMorgan Chase & Co. MTN, 1.36%, 09/22/15(c)	12,419,266
1,000,000	JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	1,004,755
6,125,000	KFW, 1.25%, 02/15/17	6,189,882
1,000,000	Mizuho Bank Ltd., 1.30%, 04/16/17(b)	998,744
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	302,296
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,081,600
3,900,000	Toronto-Dominion Bank (The) - MTN, 0.79%, 04/30/18(c)	3,929,679
10,500,000	Wells Fargo & Co., 1.25%, 07/20/16	10,589,754
		73,745,434
Consumer Discretionary — 0.8%
2,000,000	Cargill, Inc.,
	1.90%, 03/01/17(b)	2,025,698

Principal Amount		Value
Consumer Discretionary (continued)
$2,000,000	Hyundai Capital America, 1.45%, 02/06/17(b)	$2,002,882
		4,028,580
Consumer Staples — 4.9%
13,985,000	Anheuser-Busch Inbev Finance Inc, 0.80%, 01/15/16	14,046,646
6,500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	6,661,616
3,000,000	CVS Caremark Corp., 1.20%, 12/05/16	3,017,691
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,538,910
		26,264,863
Diversified Financials — 11.9%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,646,773
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,026,750
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,022,101
5,000,000	Caterpillar Financial Services Corp. MTN, 0.47%, 02/26/16(c)	5,010,115
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,106,446
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	506,471
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,590,356
10,800,000	Ford Motor Credit Co. LLC, 3.00%, 06/12/17	11,264,648
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,768,264
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	982,432
1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	1,443,936
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,079,011
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,136,764
12,000,000	Morgan Stanley, 1.75%, 02/25/16	12,160,956
3,000,000	Toyota Motor Credit Corp., 0.53%, 05/17/16(c)	3,008,541

66

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$1,775,000	Toyota Motor Credit Corp. MTN, 2.80%, 01/11/16	$1,841,263
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,002,737
		63,597,564
Energy — 1.3%
3,000,000	Cameron International Corp., 1.15%, 12/15/16	3,000,126
1,700,000	Occidental Petroleum Corp, 1.75%, 02/15/17	1,728,569
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	993,695
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,024,053
		6,746,443
Health Care — 3.0%
820,000	Celgene Corp., 2.45%, 10/15/15	838,575
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,037,440
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,128,533
415,000	McKesson Corp, 0.95%, 12/04/15	416,182
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	512,013
4,000,000	Merck & Co., Inc., 0.60%, 05/18/18(c)	4,009,652
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,044,540
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	1,000,215
		15,987,150
Industrials — 0.7%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,498,530
312,439	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	317,025
188,000	Tyco International Finance SA, 3.38%, 10/15/15	194,199
		4,009,754
Information Technology — 5.7%
10,000,000	Apple, Inc., 0.49%, 05/03/18(c)	10,003,960
5,000,000	Cisco Systems, Inc., 1.10%, 03/03/17	5,013,400
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,239,754

Principal Amount		Value
Information Technology (continued)
$10,500,000	Hewlett-Packard Co., 2.35%, 03/15/15	$10,663,181
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,200,755
		30,121,050
Insurance — 1.7%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,110,231
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,066,175
		9,176,406
Materials — 2.6%
630,000	Airgas, Inc., 4.50%, 09/15/14	638,455
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,042,012
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,786,853
1,000,000	International Paper Co., 9.38%, 05/15/19	1,317,882
8,000,000	Rio Tinto Finance USA Plc, 2.00%, 03/22/17	8,166,104
		13,951,306
Telecommunication Services — 4.1%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,112,088
12,000,000	NBC Universal Media LLC, 2.88%, 04/01/16	12,491,220
5,000,000	Verizon Communications, Inc., 2.50%, 09/15/16	5,174,755
		21,778,063
Utilities — 1.7%
5,000,000	Consolidated Edison Co. of New York, Inc., 5.38%, 12/15/15	5,365,550
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,008,990
2,485,000	NextEra Energy Capital Holdings, Inc., 2.60%, 09/01/15	2,547,744
		8,922,284
Total Corporate Bonds (Cost $274,950,134)		278,328,897

67

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES — 4.0%
CAYMAN ISLANDS — 2.1%
$1,504,460	Gannett Peak CLO Ltd., Series 2006-1A, Class A1A, 0.48%, 10/27/20(b)(c)	$1,499,355
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.63%, 10/24/25(b)(c)	5,970,942
3,742,797	Vitesse CLO Ltd., Series 2006-1A, Class A1L, 0.49%, 08/17/20(b)(c)	3,710,302
		11,180,599
UNITED STATES — 1.9%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.42%, 07/13/25(b)(c)	8,360,702
1,953,928	Black Diamond CLO Ltd., Series 2005-1X, Class A1, 0.50%, 06/20/17(c)	1,950,108
		10,310,810
Total Asset-Backed Securities (Cost $21,580,222)		21,491,409
MUNICIPAL BONDS — 5.2%
California — 0.9%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,442,977
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,029,840
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,385,037
		2,414,877
Georgia — 0.6%
3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	3,227,126
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,624,518
Maryland — 0.1%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,141

Principal Amount		Value
Maryland (continued)
$180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	$185,476
		205,617
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,106,892
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	40,703
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	628,414
		669,117
New Jersey — 1.2%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,581,765
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,015,800
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	102,981
2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	2,116,892
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,530,711
160,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	161,431
		6,509,580

68

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
New York — 0.5%
$2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	$2,684,455
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	113,506
		2,797,961
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,237,416
South Carolina — 0.2%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,188,705
Total Municipal Bonds (Cost $26,678,861)		27,424,786
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
3,017,355	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38 (b)	2,953,602
Total Collateralized Mortgage Obligations (Cost $3,089,180)		2,953,602
U.S. GOVERNMENT AGENCIES — 9.3%
AID-EGYPT — 0.2%
1,000,000	4.45%, 09/15/15	1,055,922
		1,055,922
Fannie Mae — 0.9%
805,000	0.50%, 09/28/15	807,756
200,000	1.63%, 10/26/15	204,140
3,200,000	5.00%, 02/13/17	3,565,555
		4,577,451
Federal Home Loan Bank — 0.4%
150,000	5.00%, 12/21/15	161,562
2,000,000	0.38%, 06/24/16	1,996,102
		2,157,664
Freddie Mac — 4.2%
8,500,000	0.88%, 02/22/17	8,505,134
13,900,000	1.00%, 03/08/17	13,957,727
		22,462,861

Principal Amount		Value
Ginnie Mae — 0.0%
$321	9.00%, 02/15/20	$323
		323
Overseas Private Investment Corp. — 1.6%
7,736,026	5.14%, 12/15/23	8,626,342
		8,626,342
Private Export Funding Corp. — 1.0%
1,400,000	4.95%, 11/15/15	1,499,781
3,000,000	5.00%, 12/15/16	3,312,441
500,000	2.25%, 12/15/17	516,977
		5,329,199
Small Business Administration — 0.9%
794,148	4.73%, 02/10/19	844,305
1,275,856	4.11%, 03/10/20	1,361,495
2,241,446	4.08%, 03/10/21	2,371,156
		4,576,956
Tennessee Valley Authority — 0.1%
725,000	6.25%, 12/15/17	848,566
		848,566
Total U.S. Government Agencies (Cost $48,255,905)		49,635,284
U.S. GOVERNMENT SECURITIES — 25.9%
U.S. Treasury Notes — 25.9%
56,291,000	0.25%, 12/15/15	56,271,186
59,630,000	7.25%, 08/15/22	81,585,945
Total U.S. Government Securities
(Cost $141,032,079)		137,857,131
GOVERNMENT BONDS — 1.7%
CANADA — 0.5%
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	2,973,267
FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,010,120
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,004,820
JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,040,168
SOUTH KOREA — 0.4%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	502,763

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
SOUTH KOREA (continued)
$1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	$1,498,643
		2,001,406
Total Government Bonds (Cost $8,785,995)		9,029,781

Shares
INVESTMENT COMPANY — 0.1%
685,700	SEI Daily Income Trust Government II Fund, Class A, 0.00%(d)	685,700
Total Investment Company (Cost $685,700)		685,700
TOTAL INVESTMENTS — 99.1% (Cost $525,058,076)(a)		$527,406,590
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		4,550,083
NET ASSETS — 100.0%		$531,956,673

(a)	Cost for federal income tax purposes is $525,058,076 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,976,573
Unrealized depreciation	(3,628,059)
Net unrealized appreciation	$2,348,514

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $68,217,081,which is 12.84% of net assets.
(c)	Variable rate security. Rate shown is the rate as of April 30, 2014.
(d)	Rate shown represents current yield at April 30, 2014.

AGM — Assured Guaranty Municipal Corp.
CLO — Collateralized Loan Obligation
COP — Certificates of Participation
GO — General Obligations
MTN — Medium Term Note

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	35.2%
Corporate Bonds	52.3
Municipal Bonds	5.2
Government Bonds	1.7
Asset Backed Securities	4.0
Collateralized Mortgage Obligations	0.6
Other*	1.0
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2014
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 99.0%
Alabama — 0.6%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,850,900
1,500,000	Alabama Public School & College Authority Refunding Revenue Bonds, Series A, 5.00%, 05/01/14	1,500,000
		7,350,900
Arizona — 1.0%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,405,520
1,375,000	Arizona School Facilities Board Refunding Revenue Bonds, Series A (AMBAC), 5.75%, 07/01/14(b)	1,386,963
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	408,225
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,666,658
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	806,368
1,050,000	Arizona Transportation Board Maricopa County Highway Improvement Revenue Bonds, 5.00%, 07/01/14	1,058,358
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	232,333
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,429,070
		12,393,495
Arkansas — 0.1%
590,000	Fayetteville School District No 1 Refunding GO (State Aid Withholding), 2.00%, 06/01/16	609,210
Principal Amount		Value
Arkansas (continued)
$910,000	Rogers School District No 30 Refunding GO (State Aid Withholding), 3.00%, 02/01/16	$951,441
		1,560,651
California — 2.6%
5,000,000	Antelope Valley Community College District Refunding GO, Series A, 5.00%, 08/01/24	6,047,450
2,650,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	3,088,787
1,750,000	City & County of San Francisco Courthouse Project Refunding COP, 5.00%, 04/01/16	1,903,703
1,155,000	City & County of San Francisco Juvenile Hall Project Refunding COP, 5.00%, 04/01/16	1,256,675
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	6,817,686
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	109,675
1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	1,171,185
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	10,954,500
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,122,216
		33,471,877
Colorado — 0.7%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 12/01/19	587,360
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	545,666

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Colorado (continued)
$1,200,000	Douglas County School District No Re-1 Douglas & Elbert Counties Refunding GO, Series B (AGM, State Aid Withholding), 5.00%, 12/15/14	$1,235,688
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,211,500
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,437,877
790,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	950,275
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,774,144
370,000	University of Northern Colorado Refunding Revenue Bonds, Series A (State Higher Education Intercept Program), 3.00%, 06/01/16	389,831
		9,132,341
Connecticut — 2.1%
770,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, 3.00%, 07/01/14	773,111
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(c)(d)	1,993,000
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(c)	4,786,010
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,362,320
9,000,000	University of Connecticut University and College Improvements Refunding Revenue Bonds, Series A, 4.00%, 02/15/16	9,579,960
Principal Amount		Value
Connecticut (continued)
$1,000,000	University of Connecticut University and College Improvements Revenue Bonds, Series A, 3.00%, 02/15/16	$1,046,740
		27,541,141
District Of Columbia — 0.5%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,905,700
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,194,080
		7,099,780
Florida — 3.1%
800,000	City of Orlando Stadiums and Arenas Revenue Bonds, Series A, 5.00%, 11/01/23	955,336
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,158,520
5,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	5,663,100
800,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	926,032
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series A, (AMBAC), 5.00%, 07/01/20	1,065,960
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	10,047,413
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,558,759
500,000	Florida Water Pollution Control Financing Corp. Water Polution Control Revenue Bonds, Series A, 4.00%, 01/15/17	542,560
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,174,727

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Florida (continued)
$2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	$2,265,740
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	1,996,380
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,385,540
1,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series C, 5.00%, 10/01/14	1,019,780
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	575,935
1,905,000	State of Florida Refunding GO, Series A, 3.00%, 01/01/16	1,988,249
1,975,000	State of Florida Refunding GO, Series A, 4.00%, 01/01/17	2,151,091
		40,475,122
Georgia — 4.6%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,528,700
1,000,000	Cobb-Marietta Coliseum & Exhibit Hall Authority Performing Arts Center Project Refunding Revenue Bonds (County GTY), 5.00%, 01/01/19	1,167,590
1,750,000	Douglas County School District Refunding GO (State Aid Withholding), 4.00%, 04/01/16	1,870,505
970,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 3.00%, 05/01/15	997,112
395,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 4.00%, 05/01/16	422,816
Principal Amount		Value
Georgia (continued)
$375,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A, 5.00%, 05/01/23	$442,448
1,000,000	Fulton County Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,141,280
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,171,279
5,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/15	5,295,074
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,437,675
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,790,650
12,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series A, (State GTY), 5.00%, 03/01/18	13,805,280
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,399,747
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	541,711
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	702,979
500,000	Newton County School District School Improvements GO (State Aid Withholding), 5.00%, 04/01/15	521,420
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,166,934
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,252,649

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Georgia (continued)
$3,000,000	State of Georgia Refunding GO, Series E-2, 5.00%, 09/01/20	$3,614,940
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,723,575
		58,994,364
Hawaii — 0.8%
8,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B, 5.00%, 11/01/19	9,446,880
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	458,568
		9,905,448
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,793,820
Illinois — 1.8%
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,563,966
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	970,407
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,501,060
270,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	278,743
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,497,058
2,575,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	2,935,552
3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	3,406,470
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,009,180
Principal Amount		Value
Illinois (continued)
$2,500,000	State of Illinois School Improvements GO, 3.00%, 02/01/16	$2,596,525
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	909,948
945,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,100,481
		23,769,390
Indiana — 2.3%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	621,522
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,147,419
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	716,196
500,000	Carmel 2002 School Building Corp. Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/16	549,155
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	692,262
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	720,779
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	527,759

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Indiana (continued)
$510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	$540,707
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,528,250
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,555,403
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,125,940
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/23	935,254
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(c)	5,109,750
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	581,640
1,040,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 01/15/16	1,084,897
1,060,000	Pike Township Multi-School Building Corp. School Improvements Revenue Bonds (State Aid Intercept Program), 3.00%, 07/15/16	1,115,851
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	526,840
Principal Amount		Value
Indiana (continued)
$715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	$770,484
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	804,377
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	642,077
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,165,030
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,025,080
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	823,874
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,156,070
1,020,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 3.00%, 07/15/15	1,051,192
895,000	Wayne Township School Building Corp., Marion County First Mortgage Refunding Revenue Bonds, (State Aid Intercept Program), 4.00%, 01/15/16	947,161

75

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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Indiana (continued)
$175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	$180,775
		29,645,744
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,157,228
Kansas — 0.2%
2,170,000	Topeka Public Building Commission KBI Forensic Laboratory Project Revenue Bonds, 5.00%, 12/01/17	2,469,742

Kentucky — 1.4%
3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	3,964,905
1,000,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/15	1,061,970
8,185,000	Kentucky Asset Liability Commission Highway Trust Refunding Revenue Bonds, 5.00%, 09/01/16	9,020,197
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,651,649
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,069,460
685,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/15	697,385
605,000	Warren County School District Finance Corp. Refunding Revenue Bonds, Series B, (State Aid Intercept Program), 2.00%, 06/01/16	621,529
		18,087,095
Principal Amount		Value
Louisiana — 0.2%
$2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	$2,169,680
Maine — 0.5%
435,000	City of Bath Refunding GO, 2.00%, 09/01/15	444,692
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	790,251
1,475,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,717,048
1,020,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,184,648
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(b)	126,342
1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	1,955,556
		6,218,537
Maryland — 4.2%
5,500,000	County of Baltimore Public Improvement Refunding GO, 5.00%, 02/01/18	6,318,400
625,000	Maryland State Department of Transportation Highway Improvement Refunding Revenue Bonds, 4.50%, 03/01/15	647,331
2,030,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds , Series A, 3.00%, 06/15/15	2,093,742
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,194,770

76

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Maryland (continued)
$1,620,000	State of Maryland Public Improvements GO, Series A, 5.25%, 03/01/15	$1,687,991
1,175,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/15	1,224,127
3,650,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/17	4,105,995
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,479,595
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,138,150
4,125,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	4,854,424
12,850,000	State of Maryland Refunding GO, 5.00%, 08/01/18	14,960,356
2,320,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/17	2,660,646
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,081,600
2,000,000	State of Maryland School Improvements GO, Series B, 5.00%, 08/01/17	2,276,300
		53,723,427
Massachusetts — 9.2%
3,000,000	Berkshire Regional Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 09/26/14	3,008,070
5,000,000	Brockton Area Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 0.75%, 08/01/14	5,004,850
4,800,000	Brockton Area Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 08/01/14	4,807,392
6,000,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/14	6,009,420
4,450,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 4.00%, 06/15/17	4,904,034
Principal Amount		Value
Massachusetts (continued)
$5,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 12/01/17	$5,734,250
4,460,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 08/08/14	4,467,404
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,349,615
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,418,140
4,500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A (NATL-RE, GO of Authority), 5.25%, 08/01/16	4,983,795
6,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	7,978,032
6,325,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/20/14	6,330,169
4,950,000	Metrowest Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 0.75%, 09/26/14	4,958,316
16,275,000	Montachusett Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 1.00%, 08/08/14	16,302,017
16,880,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/25/14	16,905,151
500,000	Town of Auburn Refunding GO, 2.00%, 06/01/15	509,470
1,275,000	Town of Belmont Municipal Purpose Loan Refunding GO, 4.00%, 04/15/16	1,364,849
1,730,000	Town of Watertown Municipal Purpose Loan Refunding GO, 2.00%, 11/01/15	1,774,703

77

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$11,961,000	Worcester Regional Transit Authority Refunding Revenue Notes, 1.00%, 06/20/14	$11,970,776
		118,780,453
Michigan — 1.8%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	360,508
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	691,864
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	458,524
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	639,612
125,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15	124,999
25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	24,999
1,295,000	Lake Shore Public Schools Refunding GO, (Q-SBLF), 3.00%, 11/01/16	1,371,664
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,424,365
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,550,973
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,250,045
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	874,185
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,343,292
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,161,940
2,000,000	Rochester Community School District Refunding GO, (Q-SBLF), 4.00%, 05/01/15	2,073,820
Principal Amount		Value
Michigan (continued)
$2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	$2,323,880
325,000	State of Michigan Environmental Program Refunding GO, Series A, 5.00%, 05/01/16	354,110
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	274,548
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,091,041
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,213,283
		23,607,652
Minnesota — 1.1%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,490,411
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	488,147
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,959,967
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,394,990
2,000,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,393,240
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,189,000
		13,915,755
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,051,653

78

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Missouri — 1.0%
$1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	$1,109,515
300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	323,937
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	566,155
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,598,889
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,368,720
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	5,774,450
		12,741,666
Nevada — 0.6%
1,750,000	Clark County School District School Improvements GO, Series C (AGM), 5.00%, 12/15/15(b)	1,882,685
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,971,081
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,258,067
		8,111,833
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds, 5.00%, 09/01/19	2,627,483
New Jersey — 5.0%
500,000	Bergen County Improvement Authority Public Improvements Revenue Bonds, Series B (County GTY), 4.00%, 02/15/16	531,850
Principal Amount		Value
New Jersey (continued)
$240,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/16	$261,305
200,000	Bergen County Improvement Authority Refunding Revenue Bonds, Series A (County GTY), 4.00%, 12/15/17	221,903
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	272,493
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,009,540
735,000	Middlesex County Improvement Authority Regional Educational Services Refunding Revenue Bonds, (County GTY), 3.00%, 07/15/16	775,212
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	240,069
3,050,000	New Jersey Building Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/16	3,333,101
1,355,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series DD-1, 5.00%, 12/15/16	1,506,977
750,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series K, (AMBAC), 5.25%, 12/15/16	808,605
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1 (AMBAC), 5.00%, 09/01/17	5,307,100

79

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1(NATL-RE), 5.25%, 09/01/16	$1,064,160
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	6,057,800
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,693,680
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	519,790
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,218,117
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,015,580
505,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Revenue Bonds, 4.00%, 09/01/16	544,168
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,425,995
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(b)	27,625
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,281,788
Principal Amount		Value
New Jersey (continued)
$15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	$16,575
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,833,841
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	46,604
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,518,140
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,060,814
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,489,593
825,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/16	928,191
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	3,242,883
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	350,752
770,000	Township of Montgomery Refunding GO, 3.00%, 08/01/15	796,565
		64,400,816
New Mexico — 0.7%
4,805,000	City of Albuquerque General Purpose Public Improvements GO, Series A, 5.00%, 07/01/16	5,277,812

80

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
New Mexico (continued)
$1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	$1,071,370
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	273,275
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/15	836,880
800,000	Santa Fe Public School District School Improvements GO (State Aid Withholding), 4.00%, 08/01/16	863,752
1,000,000	State of New Mexico Public Improvements GO, 5.00%, 03/01/15	1,039,920
		9,363,009
New York — 27.7%
5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	5,671,750
1,355,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	1,387,303
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	557,257
3,500,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,162,060
5,000,000	City of New York Refunding GO, Series B, 5.00%, 08/01/17	5,671,750
1,855,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,189,364
800,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	951,328
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	9,715,437
1,870,000	City of New York Refunding GO, Series E, 5.00%, 08/01/16	2,059,749
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,537,400
Principal Amount		Value
New York (continued)
$10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/17	$11,343,500
9,730,000	City of New York Refunding GO, Series G, 5.00%, 08/01/19	11,412,609
10,000,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	11,841,900
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	21,999,460
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,700,939
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/17	5,671,750
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,285,060
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,734,850
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,269,248
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,271,497
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,251,565
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,030,320
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,936,525

81

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
New York (continued)
$1,250,000	New York City Municipal Water Finance Authority Fiscal 2014 Refunding Revenue Bonds, Series CC-2, 5.00%, 06/15/18	$1,388,825
9,375,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	10,940,719
1,060,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/14	1,085,429
1,005,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(b)	1,149,569
995,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,141,096
1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,233,979
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	19,055,126
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,530,205
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,234,605
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,902,555
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,091,154
Principal Amount		Value
New York (continued)
$1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	$1,837,288
4,700,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/17	5,263,624
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	601,257
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,081,496
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,551,560
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,825,129
6,250,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Series E, (AGM, GO of Corp.) OID, 5.25%, 04/01/16	6,677,750
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	786,849
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,648,811
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,797,900
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	805,200

82

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
New York (continued)
$900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	$982,593
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 5.00%, 12/15/17	2,299,940
10,005,000	New York State Dormitory Authority General Purpose Revenue Bonds, Series A, 5.00%, 02/15/19	11,668,832
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	17,472
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	1,967,426
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	569,756
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,864,087
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,417,659
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,855,250
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,245,776
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,494,840
Principal Amount		Value
New York (continued)
$2,850,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series G, 5.00%, 03/15/17	$3,202,574
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 4.00%, 06/15/16	2,152,520
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,364,760
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,082,620
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 4.00%, 03/15/16	213,373
200,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/16	217,079
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,595,668
1,500,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/18	1,722,375
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,475,020
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,690,417
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,781,800
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,166,000

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
New York (continued)
$410,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/16	$445,014
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	449,484
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,458,160
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,745,600
160,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 10/01/15(b)	170,726
765,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC), 5.00%, 04/01/19	814,381
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, Series A1, 4.00%, 12/15/16	1,091,770
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,632,356
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	515,880
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,873,850
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,031,760
10,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, 5.00%, 12/01/20	11,859,100
3,555,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/18	4,125,009
Principal Amount		Value
New York (continued)
$1,345,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/15	$1,413,810
5,980,000	Town of Oyster Bay Public Improvements Refunding Notes GO, Series A, (AGM), 3.00%, 03/01/15	6,112,995
5,000,000	Triborough Bridge & Tunnel Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 05/15/15	5,250,350
5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	6,485,571
1,000,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, Series TE, 5.00%, 12/15/18	1,114,650
		358,921,050
North Carolina — 2.2%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	789,188
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,074,669
475,000	Buncombe County Refunding Revenue Bonds, Series A, 5.00%, 06/01/16	519,318
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,539,985
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,110,615
4,000,000	County of Mecklenburg Refunding GO, 5.00%, 02/01/19	4,690,040
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,673,838
245,000	County of Wake Refunding GO, Series D, 4.00%, 02/01/16	260,665
2,840,000	County of Wake School Improvements GO, Series A, 5.00%, 04/01/17	3,193,239
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	675,196

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	$751,599
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	804,971
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,351,023
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,691,327
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	390,556
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,379,220
1,745,000	State of North Carolina Annual Appropriation Revenue Bonds, Series A, 4.50%, 05/01/14	1,745,000
1,595,000	Town of Cary Public Improvememts GO, 5.00%, 03/01/17	1,788,697
		28,429,146
Ohio — 0.7%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,740,680
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	415,087
400,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 4.00%, 06/01/16	427,107
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	367,754
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,136,470
Principal Amount		Value
Ohio (continued)
$1,300,000	State of Ohio Refunding GO, Series B, 5.00%, 09/15/14	$1,322,945
500,000	State of Ohio Refunding GO, Series B, 4.00%, 08/01/16	539,960
590,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A (AMBAC), 5.00%, 06/01/15	619,925
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,935,489
		9,505,417
Oklahoma — 0.6%
5,275,000	Tulsa County Independent School District No 3 Broken Arrow Combined Purpose School Improvements GO, 2.00%, 04/01/16	5,437,101
2,680,000	University of Oklahoma Refunding Revenue Bonds, Series C, 2.00%, 07/01/16	2,769,592
		8,206,693
Oregon — 0.8%
575,000	City of Portland Water System Refunding Revenue Bonds, 5.00%, 10/01/16	635,766
1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	1,467,531
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,242,876
1,000,000	Multnomah County School District No 1 School Improvements GO, Series A (School Board GTY), 5.00%, 06/15/14	1,005,964
100,000	Multnomah-Clackamas Counties Centennial School District No 28JT Refunding GO, (AGM, School Board GTY), 5.00%, 12/15/19	116,249

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Oregon (continued)
$1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	$1,959,984
1,000,000	Washington County School District No 15 Forest Grove Refunding GO, (AGM, School Board GTY), 5.00%, 06/15/14	1,005,801
2,200,000	Yamhill Clackamas & Washington Counties School District No 29J Newberg Refunding GO (NATL-RE, School Board GTY), 5.50%, 06/15/17	2,520,738
		10,954,909
Pennsylvania — 1.2%
7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	8,002,540
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	7,843,640
		15,846,180
Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	123,896
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	770,741
South Carolina — 0.9%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,484,833
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	956,358
Principal Amount		Value
South Carolina (continued)
$2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	$2,378,232
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,911,102
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	388,238
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	800,006
		11,918,769
Tennessee — 0.1%
1,075,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,270,618
Texas — 12.3%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,339,838
4,220,000	Alamo Community College District Refunding GO, 4.00%, 02/15/17	4,601,193
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(b)	98,595
1,165,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/20	1,209,084
600,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 4.00%, 02/15/15	617,994
800,000	Austin Independent School District Refunding GO (PSF-GTD), 5.00%, 08/01/16	881,936
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	442,803

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,300,000	City of Austin Public Property Finance Contractual GO, 1.00%, 11/01/14	$1,305,655
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,170,577
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,178,000
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,036,564
950,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/15(b)	987,801
330,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/20	342,626
265,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	286,767
800,000	City of San Antonio Water System Refunding Revenue Bonds, Series A, 3.00%, 05/15/16	842,464
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	280,522
1,710,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,744,918
1,025,000	County of Bexar Limited Tax Refunding GO, 2.00%, 06/15/15	1,045,931
875,000	County of Bexar Limited Tax Refunding GO, 3.00%, 06/15/16	921,830
1,200,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	1,289,400
580,000	County of Bexar Limited Tax Refunding GO, 4.00%, 06/15/16	623,210
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,192,740
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,196,441
Principal Amount		Value
Texas (continued)
$4,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-2 (PSF-GTD), 3.00%, 02/15/40(c)	$4,259,960
3,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B-3 (PSF-GTD), 2.00%, 02/15/44	3,059,550
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	272,349
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(c)	7,825,862
8,360,000	Eagle Mountain & Saginaw Independent School District GO (PSF-GTD), 2.50%, 08/01/50(c)	8,404,475
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	566,972
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	300,838
3,000,000	Goose Creek Consolidated Independent School District School Improvements GO, Series B, (PSF-GTD), 3.00%, 02/15/35(c)	3,192,810
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	725,256
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,035,920
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(b)	350,203
1,025,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/15	1,055,740
720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	767,066
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,195,750

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Texas (continued)
$10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(b)	$10,140
365,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/18	370,168
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	538,600
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,364,049
5,000,000	Houston Independent School District Limited Tax School House GO, Series B, (PSF-GTD), 1.00%, 06/01/35(c)	5,003,050
265,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	274,829
1,570,000	Lewisville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/14	1,591,352
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,898,475
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	581,190
6,000,000	Mesquite Independent School District Refunding GO, Series B (PSF-GTD), 5.00%, 08/15/16	6,616,500
1,135,000	Mesquite Independent School District School Improvements GO, Series A (PSF-GTD), 2.50%, 08/15/15	1,167,552
5,625,000	Midlothian Independent School District GO, Series B (PSF-GTD), 2.25%, 08/01/51(c)	5,653,856
6,000,000	North East Independent School District GO, Series A (PSF-GTD), 1.00%, 08/01/43(c)	6,008,460
13,000,000	Northside Independent School District Refunding GO (PSF-GTD), 1.50%, 08/01/34(c)(d)	13,168,480
Principal Amount		Value
Texas (continued)
$1,905,000	Northside Independent School District Refunding GO, Series A, (PSF-GTD), 1.35%, 06/01/39(c)	$1,906,391
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(c)	6,524,180
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,237,103
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	595,639
275,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15(b)	284,873
225,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15	233,060
1,255,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/15	1,282,886
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,152,415
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	161,226
2,600,000	Spring Branch Independent School District School House Improvements GO, (PSF-GTD), 3.00%, 06/15/41(c)	2,674,854
2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	2,807,141
1,150,000	Teague Independent School District School Improvements GO (PSF-GTD), 3.38%, 02/15/15	1,178,727
10,000,000	Texas Public Finance Authority Unemployment Compensation Refunding Revenue Bonds, 5.00%, 07/01/16	10,988,500

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,070,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, 5.00%, 04/01/17	$1,204,413
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,558,579
1,775,000	Texas Transportation Commission State Highway Fund Highway Improvements First Tier Revenue Bonds, Series A, 5.00%, 04/01/16	1,933,756
3,150,000	Tomball Independent School District School Improvements GO, Series B-3, (PSF-GTD), 2.00%, 02/15/43(c)	3,246,705
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,233,089
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,555,243
2,075,000	University of Texas Financing Systems Refunding Revenue Bonds, Series A, 5.00%, 08/15/17	2,365,064
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,708,564
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	164,046
		158,892,795
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,358,999
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	133,819
		2,492,818
Virginia — 2.2%
715,000	City of Charlottesville Public Improvememts GO, 3.00%, 08/15/14	720,756
Principal Amount		Value
Virginia (continued)
$1,000,000	City of Newport News Water Improvement Refunding GO, Series B (State Aid Withholding), 5.25%, 07/01/14	$1,008,540
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	184,758
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,555,753
600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	660,114
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,518,777
1,225,000	Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, 5.63%, 06/01/15(b)	1,296,822
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,601,903
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	2,363,740
5,130,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/22	5,989,788
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,945,850
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,964,680

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Principal Amount		Value
Virginia (continued)
$1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	$1,453,850
		28,265,331
Washington — 1.9%
100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	110,373
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,875,672
705,000	Energy Northwest Columbia Generating Station Refunding Revenue Bonds, Series S, 5.00%, 07/01/15	744,120
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	882,128
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	757,717
320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	369,647
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,699,170
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,505,110
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,173,660
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	950,432
605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(b)	638,499
745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	785,446
Principal Amount		Value
Washington (continued)
$4,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	$4,785,680
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,780,888
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,154,994
		24,213,536
West Virginia — 0.1%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	141,259
800,000	West Virginia University Revenue Bonds, Series B, 5.00%, 10/01/14	815,720
		956,979
Wisconsin — 1.2%
1,390,000	City of La Crosse Promissory Notes Public Improvements GO, Series A, 3.00%, 12/01/15	1,448,144
1,925,000	State of Wisconsin Public Improvements GO, Series A, 5.00%, 05/01/16	2,100,637
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,912,400
500,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 1, 5.00%, 06/01/14	501,972
1,000,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 2, 5.00%, 06/01/14	1,004,023
		15,967,176
Total Municipal Bonds (Cost $1,257,558,124)		1,280,296,156

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
INVESTMENT COMPANY — 3.3%
42,373,200	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$42,373,200
Total Investment Company (Cost $42,373,200)		42,373,200
TOTAL INVESTMENTS — 102.3% (Cost $1,299,931,324)(a)		$1,322,669,356
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(29,366,011)
NET ASSETS — 100.0%		$1,293,303,345

(a)	Cost for federal income tax purposes is $1,300,010,208 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$26,598,537
Unrealized depreciation	(3,939,389)
Net unrealized appreciation	$22,659,148

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	Variable rate security. Rate shown is the rate as of April 30, 2014.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at April 30, 2014.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	0.6%
Arizona	1.0%
Arkansas	0.1%
California	2.6%
Colorado	0.7%
Connecticut	2.1%
District Of Columbia	0.5%
Florida	3.1%
Georgia	4.6%
Hawaii	0.8%
Idaho	0.1%
Illinois	1.8%
Indiana	2.3%
Iowa	0.2%
Kansas	0.2%
Kentucky	1.4%
Louisiana	0.2%
Maine	0.5%
Maryland	4.2%
Massachusetts	9.2%
Michigan	1.8%
Minnesota	1.1%
Mississippi	0.2%
Missouri	1.0%
Nevada	0.6%
New Hampshire	0.2%
New Jersey	5.0%
New Mexico	0.7%
New York	27.7%
North Carolina	2.2%
Ohio	0.7%
Oklahoma	0.6%
Oregon	0.8%
Pennsylvania	1.2%
Puerto Rico	0.0%
Rhode Island	0.1%
South Carolina	0.9%
Tennessee	0.1%
Texas	12.3%
Utah	0.2%
Virginia	2.2%
Washington	1.9%
West Virginia	0.1%
Wisconsin	1.2%
Other*	1.0%
100.0%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

91

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2014 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP FUND
ASSETS:
Investments, at fair value	$943,836,544	$11,434,369,488	$7,014,353,751
Foreign currency, at value (Cost $0, $20,086,835, and $8,712,504 respectively)	—	20,086,835	8,794,491
Cash	85,012	3,844,535	81
Due from brokers for collateral	—	690,000	—
Dividends and interest receivable	3,951,857	38,264,007	12,276,536
Receivable for Fund shares sold	427,155	5,512,205	2,290,534
Receivable for investments sold	—	44,583,379	50,607,542
Unrealized appreciation on forward foreign currency exchange contracts	—	—	5,890
Prepaid expenses	25,005	51,080	47,439
Total Assets	948,325,573	11,547,401,529	7,088,376,264
LIABILITIES:
Payable for Fund shares redeemed	166,098	1,114,439	471,284
Payable for investments purchased	—	215,241,522	38,391,502
Unrealized depreciation on forward foreign currency exchange contracts	—	1,132,617	61,364
Deferred tax liability payable (Note 9)	—	926,255	325,852
Accrued expenses and other payables:
Investment advisory	488,251	7,548,805	4,675,522
Administration	48,299	550,112	346,632
Shareholder servicing fee	151,968	1,848,674	1,158,659
Custody	11,398	318,772	65,213
Legal and Audit	18,026	157,985	127,972
Other	12,854	86,303	178,147
Total Liabilities	896,894	228,925,484	45,802,147
NET ASSETS	$947,428,679	$11,318,476,045	$7,042,574,117
NET ASSETS consist of:
Capital paid-in	$795,082,415	$9,621,448,683	$5,079,662,681
Accumulated undistributed (distributions in excess of) net investment income	4,797,829	43,410,858	(10,490,214)
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	22,520,840	92,037,650	262,221,802
Net unrealized appreciation on investments and foreign currency transactions	125,027,595	1,561,578,854	1,711,179,848
NET ASSETS	$947,428,679	$11,318,476,045	$7,042,574,117
Net Asset Value, maximum offering price and redemption price per share	$14.56	$12.56	$17.29
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	65,090,930	901,205,591	407,411,841
INVESTMENTS, AT COST	$818,808,949	$9,871,140,741	$5,302,975,795

See Notes to Financial Statements.

92

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2014 (Unaudited)

	STRATEGIC OPPORTUNITIES FUND	REAL RETURN FUND[a]
ASSETS:
Investments, at fair value	$5,474,840,306	$981,038,321
Foreign currency, at value (Cost $5,480,659 and $0, respectively)	5,487,260	—
Cash	550,631	25,481
Segregated cash for futures contracts (Note 6)	1,745,325	23,848,085
Due from brokers for collateral	14,290,275	—
Structured option contracts, at value (premium received $16,234,173 and $0, respectively)	131,809,177	—
Dividends and interest receivable	13,822,038	305,797
Receivable for Fund shares sold	1,143,042	201,487
Receivable for investments sold	44,878,755	907,884
Unrealized appreciation on swap contracts	11,230,003	28,722,522
Unrealized appreciation on forward foreign currency exchange contracts	13,510,997	—
Variation margin	69,787	—
Prepaid expenses	39,197	23,373
Total Assets	5,713,416,793	1,035,072,950
LIABILITIES:
Payable to brokers for collateral	53,520,000	23,150,000
Written option contracts, at value (premium received $26,427,286 and $9,883,951, respectively)	31,904,885	7,775,861
Structured option contracts, at value (premium received $9,595,847 and $0, respectively)	17,819,391	—
Payable for Fund shares redeemed	1,957,086	881,483
Payable for investments purchased	64,131,873	15,658,373
Unrealized depreciation on swap contracts	10,519,315	3,741,168
Unrealized depreciation on forward foreign currency exchange contracts	17,324,141	—
Variation margin	—	1,393,245
Deferred tax liability payable (Note 9)	168,090	—
Accrued expenses and other payables:
Investment advisory	4,130,849	631,616
Administration	271,372	59,357
Shareholder servicing fee	904,614	159,517
Custody	90,708	22,012
Directors	—	4,828
Legal and Audit	148,543	71,684
Other	186,647	36,149
Total Liabilities	203,077,514	53,585,293
NET ASSETS	$5,510,339,279	$981,487,657
NET ASSETS consist of:
Capital paid-in	$4,999,631,874	$1,378,390,078
Accumulated undistributed (distributions in excess of) net investment income	19,002,106	(125,039,675)
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	158,611,904	(340,099,466)
Net unrealized appreciation on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	333,093,395	68,236,720
NET ASSETS	$5,510,339,279	$981,487,657
Net Asset Value, maximum offering price and redemption price per share	$8.02	$9.15
Number of shares authorized	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	686,740,016	107,242,699
INVESTMENTS, AT COST	$5,272,516,158	$966,349,736

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

93

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2014 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$527,406,590	$1,322,669,356
Cash	52,937	1,354,188
Dividends and interest receivable	2,958,097	13,400,865
Receivable for fund shares sold	769,400	806,290
Receivable for investments sold	1,112,935	15,212,274
Prepaid expenses	26,957	32,185
Total Assets	532,326,916	1,353,475,158
LIABILITIES:
Payable for Fund shares redeemed	67,720	498,944
Payable for investments purchased	—	58,994,600
Accrued expenses and other payables:
Investment advisory	195,552	433,639
Administration	29,649	66,121
Shareholder servicing fee	43,751	106,285
Custody	6,563	15,942
Legal and Audit	15,143	26,547
Other	11,865	29,735
Total Liabilities	370,243	60,171,813
NET ASSETS	$531,956,673	$1,293,303,345
NET ASSETS consist of:
Capital paid-in	$533,047,588	$1,269,189,588
Accumulated undistributed (distributions to excess of) net investment income	(1,493,019)	1,243,829
Accumulated undistributed net realized gain/(loss) on investments	(1,946,410)	131,896
Net unrealized appreciation on investments	2,348,514	22,738,032
NET ASSETS	$531,956,673	$1,293,303,345
Net Asset Value, maximum offering price and redemption price per share	$11.25	$11.96
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	47,274,609	108,150,423
INVESTMENTS, AT COST	$525,058,076	$1,299,931,324

See Notes to Financial Statements.

94

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2014 (Unaudited)

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP FUND
INVESTMENT INCOME:
Interest	$—	$77,122	$14,050
Dividends	11,071,790	120,886,210	59,987,973
Foreign tax withheld	(395,370)	(6,591,955)	(2,501,070)
Total investment income	10,676,420	114,371,377	57,500,953
EXPENSES:
Investment advisory fees	2,949,376	42,426,823	28,870,473
Shareholder servicing fees	869,355	10,374,257	6,793,052
Administration and Accounting fees	205,916	2,341,337	1,537,446
Custodian fees	226,250	1,842,559	830,147
Directors fees and expenses	12,944	150,025	102,131
Insurance premiums	10,811	28,267	24,442
Interest expense	—	—	334
Legal and Audit fees	23,731	248,600	185,105
Printing and postage fees	4,002	44,150	30,938
Registration fees	20,718	109,865	49,895
Transfer agent fees	50,727	495,659	355,035
Miscellaneous expenses	4,384	35,858	250,367
Total expenses	4,378,214	58,097,400	39,029,365
Expenses waived by Adviser (Note 7)	(32,251)	—	(1,327,590)
Net expenses	4,345,963	58,097,400	37,701,775
NET INVESTMENT INCOME	6,330,457	56,273,977	19,799,178
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	24,293,776	194,273,399	267,454,045
Foreign currency transactions	—	(3,691,383)	(82,924)
Foreign capital gains tax	—	—	(3,489)
Net change in unrealized appreciation/(depreciation) on:
Investments	23,413,967	216,127,439	10,787,267
Foreign currency transactions	—	938,640	(50,448)
Foreign deferred taxes on unrealized appreciation	—	(279,566)	(325,145)
Net realized and change in unrealized gain on investments, foreign currency transactions, net of foriegn deferred taxes	47,707,743	407,368,529	277,779,306
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,038,200	$463,642,506	$297,578,484

See Notes to Financial Statements.

95

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2014 (Unaudited)

	STRATEGIC OPPORTUNITIES FUND	REAL RETURN FUND[a]
INVESTMENT INCOME:
Interest	$50,637,940	$1,067,157
Dividends	15,741,064	2,839,634
Foreign tax withheld	(895,688)	—
Total investment income	65,483,316	3,906,791
EXPENSES:
Investment advisory fees	28,482,806	4,467,904
Shareholder servicing fees	5,510,602	1,051,272
Administration and Accounting fees	1,249,581	273,972
Custodian fees	340,224	92,020
Directors fees and expenses	86,994	18,960
Insurance premiums	25,697	12,677
Interest expense	14,178	3,021
Legal and Audit fees	261,455	93,200
Printing and postage fees	30,198	6,995
Registration fees	27,908	19,503
Transfer agent fees	326,298	72,790
Miscellaneous expenses	179,414	27,423
Total expenses	36,535,355	6,139,737
Expenses waived by Adviser (Note 7)	(3,457,563)	(354,710)
Net expenses	33,077,792	5,785,027
NET INVESTMENT INCOME	32,405,524	(1,878,236)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	167,273,826	59,748,621
Futures contracts	1,790,457	10,261,998
Swap agreements	(3,920,733)	(3,441,636)
Written options and structured options	(3,756,279)	9,427,409
Foreign capital gains tax	58,843	—
Foreign currency transactions	4,271,051	35,976
Net change in unrealized appreciation/(depreciation) on:
Investments	(23,399,379)	(23,631,314)
Securities sold short	48,094	—
Futures contracts	1,204,650	33,759,624
Swap agreements	1,844,539	29,300,794
Written options and structured options	16,206,332	3,382,926
Foreign currency transactions	(2,161,673)	4,029
Foreign deferred taxes on unrealized appreciation	183,557	—
Net realized and change in unrealized gain on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of foreign deferred taxes	159,643,285	118,848,427
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$192,048,809	$116,970,191

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

96

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2014 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$4,381,750	$11,753,523
Dividends	117	2,612
Total investment income	4,381,867	11,756,135
EXPENSES:
Investment advisory fees	1,187,432	2,558,157
Shareholder servicing fees	531,730	1,249,279
Administration and Accounting fees	130,766	290,493
Custodian fees	39,880	93,696
Directors fees and expenses	8,231	18,957
Insurance premiums	10,147	11,843
Legal and Audit fees	17,336	33,606
Printing and postage fees	2,600	5,956
Registration fees	13,662	24,264
Transfer agent fees	34,707	71,160
Miscellaneous expenses	13,741	35,000
Total expenses	1,990,232	4,392,411
Expenses waived by Shareholder Servicing Agent (Note 7)	(265,865)	(624,640)
Net expenses	1,724,367	3,767,771
NET INVESTMENT INCOME	2,657,500	7,988,364
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on:
Investments	2,130,656	211,006
Net change in unrealized appreciation (depreciation) on:
Investments	(2,490,485)	2,989,208
Net realized and change in unrealized gain (loss) on investments	(359,829)	3,200,214
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,297,671	$11,188,578

See Notes to Financial Statements.

97

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013
	(Unaudited)
FROM OPERATIONS:
Net investment income	$6,330,457	$13,304,175
Net realized gain on investments and foreign currency transactions	24,293,776	54,392,089
Net change in unrealized appreciation on investments, foreign currency transactions, net of foreign deferred taxes	23,413,967	76,192,864
Net increase in net assets resulting from operations	54,038,200	143,889,128
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,895,279)	(11,135,002)
Capital gains	—	—
Net decrease in net assets from distributions	(12,895,279)	(11,135,002)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	115,866,280	221,715,814
Reinvestment of distributions	2,896,311	2,457,809
Value of capital stock redeemed	(48,334,730)	(90,779,810)
Net increase in net assets resulting from capital stock transactions	70,427,861	133,393,813
Net increase in net assets	111,570,782	266,147,939
NET ASSETS:
Beginning of period	835,857,897	569,709,958
End of period	$947,428,679	$835,857,897
Undistributed (distributions in excess of) net investment income	$4,797,829	$11,362,651
CAPITAL SHARE TRANSACTIONS:
Shares sold	8,263,408	17,739,595
Shares issued as reinvestment of distributions	211,564	215,023
Shares redeemed	(3,442,857)	(7,299,289)
Net increase in shares outstanding	5,032,115	10,655,329

See Notes to Financial Statements.

98

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		SMALL & MID CAP FUND
FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013
(Unaudited)		(Unaudited)

$56,273,977	$62,916,883	$19,799,178	$41,693,970
190,582,016	284,750,579	267,367,632	338,521,382
216,786,513	1,085,539,071	10,411,674	939,570,875
463,642,506	1,433,206,533	297,578,484	1,319,786,227

(66,469,461)	(31,236,691)	(51,208,459)	(53,962,533)
—	—	(243,710,276)	(308,581,562)
(66,469,461)	(31,236,691)	(294,918,735)	(362,544,095)

1,586,857,071	4,412,084,033	525,806,054	1,221,264,931
11,583,648	6,248,916	136,514,911	166,234,045
(241,555,647)	(401,688,793)	(247,057,436)	(596,996,996)
1,356,885,072	4,016,644,156	415,263,529	790,501,980
1,754,058,117	5,418,613,998	417,923,278	1,747,744,112

9,564,417,928	4,145,803,930	6,624,650,839	4,876,906,727
$11,318,476,045	$9,564,417,928	$7,042,574,117	$6,624,650,839
$43,410,858	$53,606,342	$(10,490,214)	$20,919,067

128,682,178	400,408,125	30,690,503	77,399,999
964,500	629,297	8,063,492	11,170,334
(19,546,477)	(37,825,445)	(14,356,515)	(38,618,589)
110,100,201	363,211,977	24,397,480	49,951,744

See Notes to Financial Statements.

99

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	STRATEGIC OPPORTUNITIES FUND		REAL RETURN FUND[a]
	FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$32,405,524	$135,797,187	$(1,878,236)	$(1,949,414)
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options, foreign capital gains tax and foreign currency transactions	165,717,165	437,473,349	76,032,368	(294,991,204)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of foreign deferred taxes	(6,073,880)	225,466,375	42,816,059	(14,028,447)
Net increase/(decrease) in net assets resulting from operations	192,048,809	798,736,911	116,970,191	(310,969,065)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(186,482,006)	(163,276,522)	—	(5,157,087)
Capital gains	(153,964,137)	—	—	—
Net decrease in net assets from distributions	(340,446,143)	(163,276,522)	—	(5,157,087)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	375,016,646	1,204,076,069	328,982,668	323,475,277
Reinvestment of distributions	102,748,773	33,120,452	—	1,088,907
Value of capital stock redeemed	(556,719,695)	(3,158,108,066)	(948,573,883)	(661,257,516)
Net increase/(decrease) in net assets resulting from capital stock transactions	(78,954,276)	(1,920,911,545)	(619,591,215)	(336,693,332)
Net increase/(decrease) in net assets	(227,351,610)	(1,285,451,156)	(502,621,024)	(652,819,484)
NET ASSETS:
Beginning of period	5,737,690,889	7,023,142,045	1,484,108,681	2,136,928,165
End of period	$5,510,339,279	$5,737,690,889	$981,487,657	$1,484,108,681
Undistributed (distributions in excess of) net investment income	$19,002,106	$173,078,588	$(125,039,675)	$(123,161,439)
CAPITAL SHARE TRANSACTIONS:
Shares sold	47,205,742	154,325,187	38,512,858	35,988,523
Shares issued as reinvestment of distributions	13,105,711	4,381,012	—	115,595
Shares redeemed	(70,145,464)	(397,443,741)	(114,341,465)	(76,030,274)
Net increase/(decrease) in shares outstanding	(9,834,011)	(238,737,542)	(75,828,607)	(39,926,156)

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

100

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE PERIOD ENDED APRIL 30, 2014	FOR THE YEAR ENDED OCTOBER 31, 2013
(Unaudited)		(Unaudited)

$2,657,500	$6,414,825	$7,988,364	$16,277,790

2,130,656	2,887,318	211,006	3,492,282

(2,490,485)	(11,235,922)	2,989,208	(29,075,821)
2,297,671	(1,933,779)	11,188,578	(9,305,749)

(5,014,042)	(9,890,144)	(8,208,991)	(16,152,315)
(1,052,799)	(2,479,758)	(3,570,042)	(10,396,746)
(6,066,841)	(12,369,902)	(11,779,033)	(26,549,061)

72,686,674	131,107,149	234,278,856	398,698,328
2,178,030	4,461,930	2,883,089	6,284,050
(72,582,737)	(79,132,798)	(187,960,679)	(223,184,771)

2,281,967	56,436,281	49,201,266	181,797,607
(1,487,203)	42,132,600	48,610,811	145,942,797

533,443,876	491,311,276	1,244,692,534	1,098,749,737
$531,956,673	$533,443,876	$1,293,303,345	$1,244,692,534
$(1,493,019)	$863,523	$1,243,829	$1,464,456

6,467,442	11,454,110	19,650,372	32,967,330
194,010	388,898	243,047	515,396
(6,447,795)	(6,909,641)	(15,813,311)	(18,488,565)
213,657	4,933,367	4,080,108	14,994,161

See Notes to Financial Statements.

101

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

      For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2014	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$13.92	$11.53	$11.13	$11.48	$10.67	$9.99

Investment operations:
Net investment income	0.10 [a]	0.24 [a]	0.19 [a]	0.06 [a]	0.05 [a]	0.07 [a]
Net realized and unrealized gains/(losses) on investments	0.75	2.38	0.25	(0.35)	0.79	0.65
Total from investment operations	0.85	2.62	0.44	(0.29)	0.84	0.72

Distributions:
Net investment income	(0.21)	(0.23)	(0.04)	(0.06)	(0.03)	(0.04)
Net realized gains	—	—	—	—	—	—
Total distributions	(0.21)	(0.23)	(0.04)	(0.06)	(0.03)	(0.04)
Net asset value, end of period	$14.56	$13.92	$11.53	$11.13	$11.48	$10.67
Total return	6.2%[b]	23.1%	3.9%	(2.6)%	7.9%	7.3%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$947,429	$835,858	$569,710	$511,286	$533,919	$417,298
Ratio of expenses to average net assets before expense waivers	1.01%[c]	1.06%	1.07%	1.00%[d]	1.01%	1.03%
Ratio of expenses to average net assets after expense waivers	1.00%[c]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.46%[c]	1.91%	1.69%	0.46%	0.41%	0.75%
Portfolio turnover rate	22%[b]	63%	86%	72%	64%	68%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

102

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2014	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$12.09	$9.69	$9.12	$10.11	$8.95	$7.96

Investment operations:
Net investment income	0.07 [a]	0.11 [a]	0.09 [a]	0.13 [a]	0.09 [a]	0.11 [a]
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	0.48	2.36	0.63	(1.04)	1.20	1.08
Total from investment operations	0.55	2.47	0.72	(0.91)	1.29	1.19

Distributions:
Net investment income	(0.08)	(0.07)	(0.15)	(0.08)	(0.13)	(0.20)
Net realized gains	—	—	—	—	—	—
Total distributions	(0.08)	(0.07)	(0.15)	(0.08)	(0.13)	(0.20)
Net asset value, end of period	$12.56	$12.09	$9.69	$9.12	$10.11	$8.95
Total return	4.6%[b]	25.7%	8.0%	(9.1)%	14.6%	15.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$11,318,476	$9,564,418	$4,145,804	$2,444,714	$2,598,797	$2,044,236
Ratio of expenses to average net assets before expense waivers	1.12%[c,d]	1.15%[d]	1.18%	1.08%	1.09%	1.11%
Ratio of expenses to average net assets after expense waivers	1.12%[c]	1.15%	1.15%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.08%[c]	1.00%	0.93%	1.29%	1.02%	1.36%
Portfolio turnover rate	21%[b]	42%	55%	158%[e]	64%	86%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	There were no voluntary fee reductions during the period.
[e]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

103

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED
	APRIL 30, 2014	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$17.30	$14.64	$14.34	$14.78	$12.05	$9.83

Investment operations:
Net investment income	0.05 [a]	0.12 [a]	0.11 [a]	0.09 [a]	0.04 [a]	0.02 [a]
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	0.70	3.61	0.95	0.14	2.79	2.23
Total from investment operations	0.75	3.73	1.06	0.23	2.83	2.25

Distributions:
Net investment income	(0.13)	(0.16)	(0.10)	(0.08)	(0.10)	(0.03)
Net realized gains	(0.63)	(0.91)	(0.66)	(0.59)	—	—
Total distributions	(0.76)	(1.07)	(0.76)	(0.67)	(0.10)	(0.03)
Net asset value, end of period	$17.29	$17.30	$14.64	$14.34	$14.78	$12.05
Total return	4.5%[b]	26.8%	8.0%	1.3%	23.7%	22.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$7,042,574	$6,624,651	$4,876,907	$4,737,627	$4,147,915	$3,219,533
Ratio of expenses to average net assets before expense waivers	1.15%[c,d]	1.16%[d]	1.17%[d]	1.18%[d]	1.14%[d]	1.11%[d]
Ratio of expenses to average net assets after expense waivers	1.11%[c]	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.58%[c]	0.73%	0.78%	0.62%	0.34%	0.21%
Portfolio turnover rate	18%[b]	31%	28%	37%	39%	30%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS
	ENDED
	APRIL 30, 2014	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.24	$7.51	$7.23	$7.99	$6.98	$6.58

Investment operations:
Net investment income	0.05 [a]	0.15 [a]	0.22 [a]	0.32 [a]	0.40 [a]	0.30 [a]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.22	0.76	0.41	(0.48)	0.78	0.65
Total from investment operations	0.27	0.91	0.63	(0.16)	1.18	0.95

Distributions:
Net investment income	(0.27)	(0.18)	(0.35)	(0.60)	(0.17)	(0.55)
Net realized gains	(0.22)	—	—	—	—	—
Total distributions	(0.49)	(0.18)	(0.35)	(0.60)	(0.17)	(0.55)
Net asset value, end of period	$8.02	$8.24	$7.51	$7.23	$7.99	$6.98
Total return	3.4%[b]	12.3%	9.4%	(2.4)%	17.2%	16.3%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,510,339	$5,737,691	$7,023,142	$4,383,994	$4,033,365	$3,017,633
Ratio of expenses to average net assets before expense waivers	1.33%[c,d]	1.32%[d]	1.35%[d]	1.36%[d]	1.30%[d]	1.33%[d]
Ratio of expenses to average net assets after expense waivers	1.20%[c]	1.20%	1.20%	1.20%	1.20%	1.22%
Ratio of net investment income to average net assets	1.18%[c]	1.97%	3.09%	4.07%	5.46%	4.70%
Portfolio turnover rate	26%[b]	61%	122%	84%	62%	111%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

105

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTH ENDED
	APRIL 30, 2014[a]	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013[a]	2012[a]	2011[a]	2010[a]	2009[a]
Net asset value, beginning of period	$8.11	$9.58	$10.23	$10.50	$9.52	$8.34

Investment operations:
Net investment income (loss)	(0.02)[b]	(0.01)[b]	0.03 [b]	0.00 [b,c]	0.02 [b]	0.00 [b,c]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	1.06	(1.44)	(0.65)	0.42	1.05	1.39
Total from investment operations	1.04	(1.45)	(0.62)	0.42	1.07	1.39

Distributions:
Net investment income	—	(0.02)	(0.03)	(0.69)	(0.09)	(0.21)
Total distributions	—	(0.02)	(0.03)	(0.69)	(0.09)	(0.21)
Net asset value, end of period	$9.15	$8.11	$9.58	$10.23	$10.50	$9.52
Total return	12.8%[d]	(15.1)%	(6.1)%	3.9%	11.3%	17.1%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$981,488	$1,484,109	$2,136,928	$2,747,871	$1,972,934	$1,605,227
Ratio of expenses to average net assets before expense waivers	1.17%[e,f]	1.15%[f]	1.16%[f]	1.15%[f]	1.10%[f]	1.10%[f]
Ratio of expenses to average net assets after expense waivers	1.10%[e]	1.10%	1.10%	1.10%	1.08%	1.10%
Ratio of net investment income to average net assets	(0.36)%[e]	(0.11)%	0.31%	(0.03)%	0.18%	0.00%[g]
Portfolio turnover rate	37%[d]	82%	83%	109%	64%	75%

[a]	Consolidated Financial Highlights.
[b]	Calculated using the average shares method for the period.
[c]	Less than $0.01 or $(0.01) per share.
[d]	Not Annualized.
[e]	Annualized.
[f]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.
[g]	Less than 0.01%.

See Notes to Financial Statements.

106

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED
	APRIL 30, 2014	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.34	$11.66	$11.80	$11.94	$11.77	$11.08

Investment operations:
Net investment income	0.06 [a]	0.14 [a]	0.20 [a]	0.27 [a]	0.31 [a]	0.38 [a]
Net realized and unrealized gains/(losses) on investments	(0.02)	(0.18)	0.20	(0.06)	0.45	0.83
Total from investment operations	0.04	(0.04)	0.40	0.21	0.76	1.21

Distributions:
Net investment income	(0.11)	(0.22)	(0.28)	(0.32)	(0.48)	(0.39)
Net realized gains	(0.02)	(0.06)	(0.26)	(0.03)	(0.11)	(0.13)
Total distributions	(0.13)	(0.28)	(0.54)	(0.35)	(0.59)	(0.52)
Net asset value, end of period	$11.25	$11.34	$11.66	$11.80	$11.94	$11.77
Total return	0.4%[b]	(0.3)%	3.5%	1.9%	6.7%	11.1%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$531,957	$533,444	$491,311	$457,065	$427,445	$306,888
Ratio of expenses to average net assets before expense waivers	0.75%[c]	0.75%	0.76%	0.76%	0.78%	0.80%
Ratio of expenses to average net assets after expense waivers	0.65%[c]	0.65%	0.66%	0.66%	0.68%	0.70%
Ratio of net investment income to average net assets	1.00%[c]	1.26%	1.69%	2.29%	2.63%	3.31%
Portfolio turnover rate	28%[b]	78%	64%	76%	26%	37%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2014	YEAR ENDED OCTOBER 31,
	(Unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.96	$12.33	$11.96	$12.19	$11.76	$10.82

Investment operations:
Net investment income	0.08 [a]	0.17 [a]	0.19 [a]	0.21 [a]	0.37 [a]	0.37 [a]
Net realized and unrealized gains/(losses) on investments	0.03	(0.25)	0.40	(0.16)	0.49	0.91
Total from investment operations	0.11	(0.08)	0.59	0.05	0.86	1.28

Distributions:
Net investment income	(0.08)	(0.17)	(0.19)	(0.22)	(0.43)	(0.34)
Net realized gains	(0.03)	(0.12)	(0.03)	(0.06)	—	—
Total distributions	(0.11)	(0.29)	(0.22)	(0.28)	(0.43)	(0.34)
Net asset value, end of period	$11.96	$11.96	$12.33	$11.96	$12.19	$11.76
Total return	0.9%[b]	(0.7)%	5.0%	0.5%	7.4%	12.1%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,293,303	$1,244,693	$1,098,750	$936,056	$787,486	$527,042
Ratio of expenses to average net assets before expense waivers	0.70%[c]	0.71%	0.73%	0.73%	0.76%	0.79%
Ratio of expenses to average net assets after expense waivers	0.60%[c]	0.61%	0.63%	0.63%	0.66%	0.69%
Ratio of net investment income to average net assets	1.28%[c]	1.38%	1.55%	1.79%	3.09%	3.21%
Portfolio turnover rate	27%[b]	51%	34%	64%	20%	10%

[a]	Calculated using the average shares method for the period.
[b]	Not Annualized.
[c]	Annualized.

See Notes to Financial Statements.

108

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2014 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Restatement, as amended, permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2014, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Fund (formerly known as the Old Westbury Global Small & Mid Cap Fund) (“Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (formerly known as the Old Westbury Global Opportunities Fund) (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM”) (“Adviser”), a commodity pool operator registered with the CFTC effective, January 1, 2013. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of April 30, 2014, the Subsidiary represented $344,582,012, or 35.11% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

109

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market, including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange (e.g., exchange traded funds) will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a broker-dealer or an approved pricing service. Sallie Mae bonds will be valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser where appropriate.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1,2,3,4,5,6,9, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/ warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and assets for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments or other assets. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on

110

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or asset, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or asset is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or asset’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Small & Mid Cap Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 11 days during the period ended April 30, 2014. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2014, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended April 30, 2014.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is inappropriate. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

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The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market-related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2014, there were no in-kind payments received by the Strategic Opportunities Fund with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

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F. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2014, the Real Return Fund held $28,502,422 or 2.90% of net assets, in collectibles.

G. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Strategic Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the

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lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Fund, Strategic Opportunities Fund and Real Return Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery, including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). To the extent that the Board of Governors of the Federal Reserve System further reduces quantitative easing and/or raises the federal funds rate, there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

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5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2014 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$904,086,044(a	)	$—		$—	$904,086,044
Investment Company	39,750,500		—		—	39,750,500
Total	$943,836,544		$—		$—	$943,836,544

Large Cap Strategies Fund
Equity Securities:(b)	$10,049,101,764(a	)	$88,847,920	(e)	$—	$10,137,949,684
Exchange Traded Funds	805,451,250(a	)	—		—	805,451,250
U.S. Government Agencies	—		113,087,254		—	113,087,254
Investment Company	377,881,300		—		—	377,881,300
Other Financial Instruments - Assets*
Foreign currency exchange contracts	—		1,132,617		—	1,132,617
Total	$11,232,434,314		$203,067,791		$—	$11,435,502,105

Small & Mid Cap Fund
Equity Securities:(b)
Argentina	$369,866		$—		$—	$369,866
Australia	132,755,924		3,129		78,307	132,837,360
Austria	16,140,009		—		—	16,140,009
Bahamas	97,509		—		—	97,509
Belgium	22,064,413		—		—	22,064,413
Bermuda	46,665,666		—		—	46,665,666
Brazil	59,333,911		—		—	59,333,911
Cambodia	225,194		—		—	225,194
Canada	170,693,103		771		—	170,693,874
Cayman Islands	145,842		—		—	145,842
Chile	5,672,175		—		—	5,672,175
China	86,080,505		—		276,051	86,356,556
Columbia	2,483,805		—		—	2,483,805
Cyprus	721,059		—		—	721,059
Denmark	48,885,817		—		—	48,885,817
Faeroe Islands	138,072		—		—	138,072
Finland	34,611,284		—		—	34,611,284
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
France	$159,277,533	$—	$—	$159,277,533
Gabon	33,460	—	—	33,460
Georgia	312,828	—	—	312,828
Germany	194,728,205	—	—	194,728,205
Gibraltar	416,119	—	—	416,119
Greece	2,509,979	—	—	2,509,979
Guernsey	4,765,423	—	—	4,765,423
Hong Kong	90,945,356	37,808	3,350,247	94,333,411
Hungary	35,112	—	—	35,112
India	75,086,045	—	5,059	75,091,104
Indonesia	27,759,418	—	2,108	27,761,526
Ireland	35,749,804	804,777	—	36,554,581
Isle of Man	48,752	—	—	48,752
Israel	135,177,432	—	—	135,177,432
Italy	47,240,966	—	—	47,240,966
Japan	309,085,167	—	—	309,085,167
Jersey Channel Islands	2,364,463	—	—	2,364,463
Liechtenstein	118,212	—	—	118,212
Luxembourg	20,721,688	—	—	20,721,688
Malaysia	46,382,388	—	—	46,382,388
Malta	495,325	—	—	495,325
Mexico	32,981,046	404,641	—	33,385,687
Mongolia	22,660	—	—	22,660
Netherlands	73,815,048	—	—	73,815,048
New Zealand	28,067,796	—	—	28,067,796
Norway	15,174,013	—	—	15,174,013
Peru	4,372,044	—	—	4,372,044
Philippines	15,715,022	—	—	15,715,022
Poland	10,049,641	—	—	10,049,641
Portugal	6,110,549	—	—	6,110,549
Qatar	3,375,621	—	—	3,375,621
Singapore	110,004,365	—	—	110,004,365
South Africa	36,059,485	—	—	36,059,485
South Korea	99,281,798	—	198,050	99,479,848
Spain	40,592,159	30,429	—	40,622,588
Sweden	59,399,616	2,251	—	59,401,867
Switzerland	113,779,595	—	46,529	113,826,124
Taiwan	85,729,177	—	—	85,729,177
Thailand	599,866	21,142,636	29,713	21,772,215
Turkey	9,665,567	—	—	9,665,567
United Arab Emirates	4,989,369	—	—	4,989,369
United Kingdom	550,084,604	1,725	—	550,086,329
United States	3,162,216,593	—	—	3,162,216,593
Total Equities	$6,242,423,463	$22,428,167	$3,986,064	$6,268,837,694
Exchange Traded Funds	659,464,972	—	—	659,464,972
Investment Company	23,517,099	—	—	23,517,099
Rights/Warrants
Brazil	563	—	—	563
France	144,732	—	—	144,732
Hong Kong	237	1,316	—	1,553
Israel	1	—	—	1
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April 30, 2014 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Malaysia	$131,080	$—	$—	$131,080
Portugal	—	—	20,514	20,514
Singapore	255	—	—	255
South Africa	7,998	—	—	7,998
South Korea	—	28,885	—	28,885
Spain	—	757	—	757
Sweden	—	5,570	—	5,570
Taiwan	—	55	—	55
Thailand	—	62,900	41	62,941
Turkey	23,910	—	—	23,910
United Kingdom	—	892,900	—	892,900
Total Rights/Warrants	$308,776	$992,383	$20,555	$1,321,714
U.S. Government Agencies	—	15,999,996	—	15,999,996
Cash Sweep	45,212,276	—	—	45,212,276
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	5,890.00	—	5,890.00
Other financial instruments -Liabilities*:
Foreign currency exchange contracts	—	(61,364)	—	(61,364)
Total	$6,970,926,586	$39,365,072	$4,006,619	$7,014,298,277

Strategic Opportunities Fund
Equity Securities:(b)
Australia	$10,403,837	$—	$—	$10,403,837
Austria	5,231,719	—	—	5,231,719
Bermuda	22,695,263	—	—	22,695,263
Brazil	2,583,575	—	—	2,583,575
Canada	17,229,360	—	—	17,229,360
China	5,833,364	—	—	5,833,364
Finland	10,037,947	—	—	10,037,947
France	6,290,748	—	—	6,290,748
Germany	7,887,968	—	—	7,887,968
Greece	10,222,317	—	—	10,222,317
Guernsey	6,685,663	—	—	6,685,663
Hong Kong	32,217,416	—	—	32,217,416
India	993,437	—	—	993,437
Indonesia	420,010	—	—	420,010
Ireland	6,321,492	—	—	6,321,492
Italy	22,329,991	—	—	22,329,991
Japan	81,415,286	—	—	81,415,286
Malaysia	10,073,327	—	—	10,073,327
Netherlands	6,043,228	—	—	6,043,228
New Zealand	8,440,571	—	—	8,440,571
Philippines	457,313	—	—	457,313
Poland	1,021,948	—	—	1,021,948
Puerto Rico	678,162	—	—	678,162
Singapore	11,321,872	—	—	11,321,872
South Korea	9,926,241	—	—	9,926,241
Sweden	15,414,636	—	—	15,414,636
Switzerland	21,836,057	—	—	21,836,057
Taiwan	7,889,714	—	—	7,889,714
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Thailand	$386,452		$—		$—		$386,452
Turkey	1,526,172		—		—		1,526,172
United Kingdom	8,801,875		—		—		8,801,875
United States	649,066,292		—		258,750		649,325,042
Total Equities	$1,001,683,253		$—		$258,750		$1,001,942,003
Closed-End Funds	167,739,404(a	)	—		—		167,739,404
Exchange Traded Funds	28,185,923(a	)	—		—		28,185,923
Preferred Stock	5,120,500(a	)	—		—		5,120,500
Corporate Bonds	—		544,469,655(a	)	5,849,849(c	)	550,319,504
Government Bonds	—		271,035,055(a	)	—		271,035,055
Asset-Backed Securities	—		174,575,942(a	)	—		174,575,942
Non-Agency Mortgage-Backed Securities	—		717,404,569(a	)	—		717,404,569
U.S. Government Agencies	—		2,292,661,249		—		2,292,661,249
U.S. Government Securities	—		153,999,204		—		153,999,204
Cash Sweep	110,881,263		—		—		110,881,263

Other financial instruments - Assets*:
Equity contracts	1,110,466		141,391,275		—		142,501,741
Foreign exchange currency contracts	—		15,155,902		—		15,155,902
Other financial instruments - Liabilities*:
Equity contracts	(31,904,885)		(26,453,700)		—		(58,358,585)
Interest rate contracts	—		(1,601,568)		—		(1,601,568)
Foreign exchange currency contracts	—		(17,604,579)		—		(17,604,579)
Total	$1,282,815,924		$4,265,033,004		$6,108,599		$5,553,957,527

Real Return Fund
Equity Securities	$182,293,139(a	)	$—		$—		$182,293,139
Collectible Coins	—		28,502,422		—		28,502,422
Commodities	38,727,490(a	)	—		—		38,727,490
Asset-Backed Securities	—		34,146,000(a	)	—		34,146,000
U.S. Government Agencies	—		614,089,162		—		614,089,162
U.S. Government Securities	—		59,999,300		—		59,999,300
Cash Sweep	8,848,920		—		—		8,848,920

Other financial instruments - Assets*:
Commodity contracts	43,944,604		28,722,522		—		72,667,126
Other financial instruments - Liabilities*:
Commodity contracts	(10,834,041)		(3,741,168)		—		(14,575,209)
Total	$262,980,112		$761,718,238		$—		$1,024,698,350

Fixed Income Fund
Corporate Bonds	$—		$278,328,897(a	)	$—		$278,328,897
Asset-Backed Securities	—		21,491,409(a	)	—		21,491,409
Municipal Bonds	—		27,424,786(a	)	—		27,424,786
Collateralized Mortgage Obligations	—		2,953,602(a	)	—		2,953,602
U.S. Government Agencies	—		49,635,284		—		49,635,284
U.S. Government Securities	—		137,857,131		—		137,857,131
Government Bonds	—		9,029,781(a	)	—		9,029,781
Investment Company	685,700		—		—		685,700
Total	$685,700		$526,720,890		$—		$527,406,590
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Municipal Bond Fund
Municipal Bonds	$—	$1,280,296,156(a	)	$—	$1,280,296,156
Investment Company	42,373,200	—		—	42,373,200
Total	$42,373,200	$1,280,296,156		$—	$1,322,669,356

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At April 30, 2014, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). Certain investments for the Small & Mid Cap Fund were transferred into Level 2 in the amount of $18,409,192 and out of Level 2 in the amount of $71,275.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments. (d) The Small & Mid Cap Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended April 30, 2014. There were transfers into Level 3 of $3,696,178 and out of Level 3 in the amount of $1,839,335 for the Small & Mid Cap Fund. In addition, there were no significant purchases and sales during the period. As of April 30, 2014, the percentage of NAV was 0.06% and 0.11% for the Small & Mid Cap Fund and Strategic Opportunities Fund, respectively.
(e)	Represents securities as disclosed in the Thailand and United Kingdom sections of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period of the event.

In June 2013, FASB issued Accounting Standards update No. 2013-8 “Investment Companies: Amendments to the scope measurement, and disclosure requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between

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a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of April 30, 2014, the Large Cap Strategies Fund and Strategic Opportunities Fund had over-the-counter derivatives with contingent features in net liability positions in the amounts of $442,617 and $2,025,699, respectively. There were no trigger events during the six months ended April 30, 2014.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund invests the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

As of April 30, 2014, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Large Cap Strategies Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities(d)

Barclays Bank Plc.	$554,728	$—	$—	$(360,000)	$194,728
Citibank N.A.	577,889	—	—	(330,000)	247,889
Total	$1,132,617

Small & Mid Cap Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Derivatives not subject to a MNA or similar agreement (a)	$5,890	$—	$—	$—	$5,890
Total	$5,890
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April 30, 2014 (Unaudited)

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Liabilities(d)

Derivatives not subject to a MNA or similar agreement (a)	$61,364	$—	$—	$—	$61,364
Total	$61,364

Strategic Opportunities Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Barclays Bank Plc.	$3,873,453	$(3,873,453)	$—	$—	$—
Bank of New York Mellon Corp.	4,492	(4,492)	—	—	—
BNP Paribas SA	3,416,083	(3,416,083)	—	—	—
Citibank N.A.	21,240,454	(8,536,621)	(11,992,131)	—	711,702
Credit Suisse International	13,710,660	(2,781,295)	—	(10,929,365)	—
Deutsche Bank AG	739,564	(739,564)	—	—	—
Goldman Sachs International	49,904,745	(9,054,371)	(40,850,374)	—	—
HSBC Bank Plc.	1,039,741	(510,505)	—	—	529,236
JPMorgan Chase Bank N.A.	46,882,510	(3,301,264)	—	(40,300,000)	3,281,246
Macquarie Bank Limited	967,711	(58,793)	—	(720,000)	188,918
Standard Chartered Bank	9,404	(9,404)	—	—	—
UBS AG	13,806,233	(7,870,442)	(5,935,791)	—	—
Derivatives not subject to a MNA or similar agreement (a)	2,000,604	—	—	—	2,000,604
Total	$157,595,654

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank Plc.	$8,098,066	$(3,873,453)	$—	$(3,170,000)	$1,054,613
Bank of New York Mellon Corp.	414,434	(4,492)	—	(290,000)	119,942
BNP Paribas SA	4,539,700	(3,416,083)	—	(1,123,617)	—
Citibank N.A.	8,536,621	(8,536,621)	—	—	—
Credit Suisse International	2,781,295	(2,781,295)	—	—	—
Deutsche Bank AG	1,310,102	(739,564)	—	—	570,538
Goldman Sachs International	9,054,371	(9,054,371)	—	—	—
HSBC Bank Plc.	510,505	(510,505)	—	—	—
JPMorgan Chase Bank, N.A.	4,884,714	(3,301,264)	—	(1,330,000)	253,450
Macquarie Bank Limited	58,793	(58,793)	—	—	—
Standard Chartered Bank	36,560	(9,404)	—	—	27,156
UBS AG	7,870,442	(7,870,442)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	29,472,129	—	—	—	29,472,129
Total	$77,567,732
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Real Return Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received(c)	Cash Collateral Received(c)	Net Amount of Derivative Assets (e)

Cargill, Inc.	$29,244,122	$(4,730,799)	$—	$(23,150,000)	$1,363,323
Derivatives not subject to a MNA or similar agreement (a)	13,910,288	—	—	—	13,910,288
Total	$43,154,410

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Cargill, Inc.	$4,730,799	$(4,730,799)	$—	$—	$—
Derivatives not subject to a MNA or similar agreement (a)	8,179,475	—	—	—	8,179,475
Total	$12,910,274

(a)	Includes derivatives (futures, exchange traded options and forward foreign currency exchange contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

(c)	Excess of collateral received from/payable to the individual conterparty is not shown for financial reporting purposes.

(d)	Represents the net amount payable to counterparty in the event of default.

(e)	Represents the net amount receivable from counterparty in the event of default.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2014
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$(1,132,617)
Total		$—		$(1,132,617)
Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$5,890	Unrealized depreciation on forward foreign currency exchange contracts	$(61,364)
Total		$5,890		$(61,364)
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Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk			Unrealized depreciation on swap contracts	$1,604,568
Equity Risk	Unrealized appreciation on swap contracts	$11,221,327	Unrealized depreciation on swap contracts	8,706,877
	Structured option contracts, at value	130,172,948	Structured option contracts, at value	17,746,823
	Investments, at value (purchased options)	975,690	Written option contracts, at value	31,904,885
	Variation Margin	69,787
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	8,676	Unrealized depreciation on swap contracts	207,870
	Structured option contracts, at value	1,636,229	Structured option contracts, at value	72,568
	Unrealized appreciation on forward foreign currency exchange contracts	13,510,997	Unrealized depreciation on forward foreign currency exchange contracts	17,324,141
Total		$157,595,654		$77,567,732

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Risk	Unrealized appreciation on swap contracts	$28,722,522	Unrealized depreciation on swap contracts	$3,741,168
			Variation Margin	1,393,245
	Investments, at value (purchased options)	14,431,888	Written option contracts, at value	7,775,861
Total		$43,154,410		$12,910,274

	The Effect of Derivative Instruments on the Statements of Operations
	Six Months Ended April 30, 2014
	Net Realized Gain (Loss) from Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(2,691,498)	$(2,691,498)
Total	$—	$—	$—	$(2,691,498)	$(2,691,498)

Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(10,483)	$(10,483)
Total	$—	$—	$—	$(10,483)	$(10,483)

Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$(1,072,674)	$—	$—	$(1,072,674)
Interest Rate Risk	—	—	(411,132)	—	(411,132)
Equity Risk.	67,615,715	2,863,131	955,216	—	71,434,062
Foreign Currency Exchange Risk	—	—	(4,464,817)	2,641,450	(1,823,367)
Total	$67,615,715	$1,790,457	$(3,920,733)	$2,641,450	$68,126,889

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$12,407,130	$10,261,998	$(3,441,636)	$—	$19,227,492
Total	$12,407,130	$10,261,998	$(3,441,636)	$—	$19,227,492

	Net Change in Unrealized Appreciation/Depreciation
	on Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$700,211	$700,211
Total	$—	$—	$—	$700,211	$700,211

Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(191,658)	$(191,658)
Total	$—	$—	$—	$(191,658)	$(191,658)
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	Net Change in Unrealized Appreciation/Depreciation
	on Derivatives Recognized in Income
Strategic Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$1,069,874	$—	$—	$1,069,874
Interest Rate Risk	—	—	(1,057,241)	—	(1,057,241)
Equity Risk	13,870,046	134,776	1,984,451	—	15,989,273
Foreign Currency Exchange Risk	1,563,661	—	917,329	(2,026,827)	454,163
Total	$15,433,707	$1,204,650	$1,844,539	$(2,026,827)	$16,456,069

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$5,416,764	$33,759,624	$29,300,794	$—	$68,477,182
Total	$5,416,764	$33,759,624	$29,300,794	$—	$68,477,182

For the six months ended April 30, 2014, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund	Real Return Fund

Structured Options (Notional Amounts)	$—	$—	$2,881,485,860	$—
Purchased Options (Cost $)	—	—	874,158	8,577,611
Written Options (Premium Received $)	—	—	27,421,826	8,411,463
Futures Long Position (Notional Amounts)	—	—	22,566,593	454,697,996
Futures Short Position (Notional Amounts)	—	—	—	36,328,414
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	—	—	1,444,336,052	—
Forward Currency Contracts Sold (U.S. Dollar Amounts)	96,764,056	26,576,776	1,496,330,511	—
Currency Swaps (Notional Amount in U.S. Dollars)	—	—	1,250,000	—
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	34,226,186	—
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	—	25,050,000	—
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	—	—	126,179,940
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	—	—	38,415,452

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was

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open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of April 30, 2014, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	49,363,485	Euro	36,000,000	Barclays Bank Plc	05/24/14	$(554,728)
U.S. Dollar	47,999,386	Euro	35,000,000	Citibank N.A.	05/27/14	(577,889)
						$(1,132,617)

As of April 30, 2014, the Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	11,514,137	Australian Dollar	12,470,500	Citigroup, Inc.	07/31/14	$5,890
U.S. Dollar	9,285,616	New Zealand Dollar	10,929,500	Citigroup, Inc.	07/31/14	(61,364)
						$(55,474)

As of April 30, 2014, the Strategic Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	15,000,000	Canadian Dollar	16,535,025	Bank of New York Mellon Corp.	05/13/14	$(81,158)
U.S. Dollar	19,544,475	Japanese Yen	2,002,822,000	Bank of New York Mellon Corp.	05/14/14	(47,622)
U.S. Dollar	5,016,872	Japanese Yen	512,332,500	Bank of New York Mellon Corp.	06/03/14	4,492
U.S. Dollar	29,620,573	Japanese Yen	3,050,685,000	Bank of New York Mellon Corp.	06/10/14	(226,843)
Singapore Dollar	18,897,120	U.S. Dollar	15,132,102	Bank of New York Mellon Corp.	07/14/14	(58,812)
Canadian Dollar	26,013,470	U.S. Dollar	23,719,877	Barclays Bank Plc	05/05/14	11,025
Euro	1,793,793	U.S. Dollar	2,428,599	Barclays Bank Plc	05/05/14	59,988
Swedish Krona	98,313,000	U.S. Dollar	15,111,360	Barclays Bank Plc	05/05/14	7,189
U.S. Dollar	13,977,641	Canadian Dollar	15,668,880	Barclays Bank Plc	05/05/14	(316,363)
U.S. Dollar	2,377,565	Euro	1,793,793	Barclays Bank Plc	05/05/14	(111,022)
U.S. Dollar	30,000,000	Norwegian Krone	189,122,400	Barclays Bank Plc	05/05/14	(1,809,225)
U.S. Dollar	25,000,000	Singapore Dollar	31,972,500	Barclays Bank Plc	05/05/14	(502,502)
Euro	157,000	U.S. Dollar	212,562	Barclays Bank Plc	05/07/14	5,248
Japanese Yen	5,112,915,000	U.S. Dollar	50,000,000	Barclays Bank Plc	05/07/14	13,592
U.S. Dollar	206,039	Euro	157,000	Barclays Bank Plc	05/07/14	(11,771)
Japanese Yen	3,065,260,500	U.S. Dollar	30,088,683	Barclays Bank Plc	05/12/14	(103,928)
U.S. Dollar	30,109,845	Japanese Yen	3,065,260,500	Barclays Bank Plc	05/12/14	125,090
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April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	16,535,025	U.S. Dollar	14,983,811	Barclays Bank Plc	05/13/14	$97,347
Japanese Yen	2,002,822,000	U.S. Dollar	19,708,295	Barclays Bank Plc	05/14/14	(116,199)
Malaysian Ringgit	33,360,000	U.S. Dollar	10,000,000	Barclays Bank Plc	05/14/14	217,873
Malaysian Ringgit	32,055,000	U.S. Dollar	9,607,373	Barclays Bank Plc	05/14/14	210,790
U.S. Dollar	60,388,713	Euro	44,443,460	Barclays Bank Plc	05/14/14	(1,267,829)
U.S. Dollar	20,033,530	Japanese Yen	2,052,950,000	Barclays Bank Plc	05/14/14	(48,931)
U.S. Dollar	16,240,706	United Kingdom Pound	9,814,313	Barclays Bank Plc	05/14/14	(327,930)
Euro	1,290,000	U.S. Dollar	1,746,570	Barclays Bank Plc	05/16/14	43,043
U.S. Dollar	1,711,907	Euro	1,290,000	Barclays Bank Plc	05/16/14	(77,705)
Polish Zloty	31,055,100	U.S. Dollar	10,138,878	Barclays Bank Plc	05/19/14	105,449
U.S. Dollar	25,000,000	Japanese Yen	2,558,332,500	Barclays Bank Plc	05/20/14	(27,179)
Euro	301,000	U.S. Dollar	407,539	Barclays Bank Plc	05/21/14	10,032
U.S. Dollar	387,462	Euro	301,000	Barclays Bank Plc	05/21/14	(30,109)
U.S. Dollar	10,000,000	Canadian Dollar	11,081,960	Barclays Bank Plc	05/27/14	(104,052)
U.S. Dollar	14,936,726	Japanese Yen	1,525,689,500	Barclays Bank Plc	05/27/14	10,839
U.S. Dollar	34,046,025	Norwegian Krone	202,663,050	Barclays Bank Plc	05/27/14	(9,882)
Euro	34,368,313	U.S. Dollar	47,558,186	Barclays Bank Plc	06/03/14	118,767
Swedish Krona	66,042,000	U.S. Dollar	10,112,209	Barclays Bank Plc	06/03/14	38,270
U.S. Dollar	10,022,339	Swedish Krona	66,042,000	Barclays Bank Plc	06/03/14	(128,140)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	463,760	Barclays Bank Plc	06/05/14	(2,410)
Euro	1,983,760	U.S. Dollar	2,686,011	Barclays Bank Plc	06/05/14	65,916
U.S. Dollar	2,591,683	Euro	1,983,760	Barclays Bank Plc	06/05/14	(160,244)
Japanese Yen	6,250,312,000	U.S. Dollar	61,294,094	Barclays Bank Plc	06/06/14	(143,430)
U.S. Dollar	4,042,184	Japanese Yen	393,370,000	Barclays Bank Plc	06/10/14	193,515
U.S. Dollar	25,890,287	Swedish Krona	170,610,000	Barclays Bank Plc	06/10/14	(328,812)
Canadian Dollar	5,643,805	U.S. Dollar	5,000,000	Barclays Bank Plc	06/16/14	143,308
Mexican Peso	266,335,000	U.S. Dollar	20,076,210	Barclays Bank Plc	06/20/14	193,555
Singapore Dollar	31,700,450	U.S. Dollar	25,070,545	Barclays Bank Plc	06/20/14	215,081
U.S. Dollar	52,592,019	Japanese Yen	5,334,997,500	Barclays Bank Plc	06/20/14	392,283
Japanese Yen	1,003,120,000	U.S. Dollar	9,854,470	Barclays Bank Plc	07/03/14	(38,788)
U.S. Dollar	9,700,106	Japanese Yen	1,003,120,000	Barclays Bank Plc	07/03/14	(115,575)
U.S. Dollar	28,600,522	Euro	20,855,804	Barclays Bank Plc	07/07/14	(329,051)
U.S. Dollar	9,557,997	Japanese Yen	994,435,000	Barclays Bank Plc	07/07/14	(172,953)
Euro	729,000	U.S. Dollar	987,190	Barclays Bank Plc	07/16/14	24,013
U.S. Dollar	953,095	Euro	729,000	Barclays Bank Plc	07/16/14	(58,108)
Euro	1,143,000	U.S. Dollar	1,547,828	Barclays Bank Plc	07/18/14	37,635
U.S. Dollar	1,503,331	Euro	1,143,000	Barclays Bank Plc	07/18/14	(82,132)
U.S. Dollar	14,233,519	Canadian Dollar	15,684,000	Barclays Bank Plc	07/21/14	(47,661)
U.S. Dollar	15,716,074	Japanese Yen	1,605,540,000	Barclays Bank Plc	07/22/14	3,688
Swedish Krona	164,370,000	U.S. Dollar	24,941,504	Barclays Bank Plc	07/23/14	302,221
U.S. Dollar	20,408,333	Euro	14,747,888	Barclays Bank Plc	07/23/14	(48,444)
U.S. Dollar	1,868,666	Japanese Yen	185,480,000	Barclays Bank Plc	07/29/14	53,410
U.S. Dollar	23,670,127	Canadian Dollar	26,013,470	Barclays Bank Plc	08/01/14	(10,256)
Euro	97,592	U.S. Dollar	132,164	Barclays Bank Plc	08/04/14	3,204
U.S. Dollar	129,588	Euro	97,592	Barclays Bank Plc	08/04/14	(5,781)
Euro	1,787,000	U.S. Dollar	2,420,045	Barclays Bank Plc	08/05/14	58,669
U.S. Dollar	2,369,991	Euro	1,787,000	Barclays Bank Plc	08/05/14	(108,723)
126

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	15,088,574	Swedish Krona	98,313,000	Barclays Bank Plc	08/05/14	$(7,619)
U.S. Dollar	487,858	Japanese Yen	47,210,000	Barclays Bank Plc	08/11/14	25,783
Singapore Dollar	4,400,417	U.S. Dollar	3,464,350	Barclays Bank Plc	08/12/14	45,727
Singapore Dollar	1,151,000	U.S. Dollar	906,299	Barclays Bank Plc	08/18/14	11,825
Euro	1,451,000	U.S. Dollar	1,965,104	Barclays Bank Plc	08/19/14	47,531
U.S. Dollar	1,922,793	Euro	1,451,000	Barclays Bank Plc	08/19/14	(89,842)
Euro	16,470,000	U.S. Dollar	22,301,532	Barclays Bank Plc	08/22/14	543,421
Euro	7,730,000	U.S. Dollar	10,468,894	Barclays Bank Plc	08/22/14	253,115
U.S. Dollar	32,541,740	Euro	24,200,000	Barclays Bank Plc	08/22/14	(1,025,221)
U.S. Dollar	757,189	Japanese Yen	73,417,000	Barclays Bank Plc	08/22/14	38,555
Euro	587,709	U.S. Dollar	795,952	Barclays Bank Plc	08/25/14	19,237
U.S. Dollar	787,877	Euro	587,709	Barclays Bank Plc	08/25/14	(27,312)
U.S. Dollar	2,093,825	Japanese Yen	205,823,000	Barclays Bank Plc	08/26/14	79,098
Indonesian Rupiah	58,875,000,000	U.S. Dollar	5,000,000	Barclays Bank Plc	09/08/14	(5,705)
Indonesian Rupiah	58,725,000,000	U.S. Dollar	5,000,000	Barclays Bank Plc	09/08/14	(18,429)
Euro	148,781	U.S. Dollar	201,516	Barclays Bank Plc	09/19/14	4,848
U.S. Dollar	198,771	Euro	148,781	Barclays Bank Plc	09/19/14	(7,593)
Euro	360,422	U.S. Dollar	488,181	Barclays Bank Plc	09/24/14	11,736
U.S. Dollar	487,925	Euro	360,422	Barclays Bank Plc	09/24/14	(11,992)
Euro	133,614	U.S. Dollar	180,998	Barclays Bank Plc	10/27/14	4,324
U.S. Dollar	183,962	Euro	133,614	Barclays Bank Plc	10/27/14	(1,359)
Euro	325,538	U.S. Dollar	441,000	Barclays Bank Plc	11/05/14	10,522
U.S. Dollar	440,258	Euro	325,538	Barclays Bank Plc	11/05/14	(11,264)
U.S. Dollar	246,203	Japanese Yen	25,530,000	Barclays Bank Plc	12/26/14	(3,950)
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	173,232	Barclays Bank Plc	02/10/15	207
U.S. Dollar	1,338,931	Japanese Yen	137,140,000	Barclays Bank Plc	02/25/15	(5,613)
U.S. Dollar	4,377,854	Japanese Yen	447,710,000	Barclays Bank Plc	02/26/15	(11,613)
U.S. Dollar	2,327,918	Japanese Yen	238,049,400	Barclays Bank Plc	03/09/15	(6,229)
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Bank Plc	03/12/15	16,485
Indonesian Rupiah	60,800,000,000	U.S. Dollar	5,000,000	Barclays Bank Plc	03/23/15	(26,517)
U.S. Dollar	1,432,893	Japanese Yen	146,370,000	Barclays Bank Plc	03/25/15	(2,532)
Indonesian Rupiah	61,200,000,000	U.S. Dollar	5,000,000	Barclays Bank Plc	04/13/15	(13,309)
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Bank Plc	10/26/15	(58,877)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Bank Plc	10/26/15	(58,970)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Bank Plc	10/26/15	(58,982)
Singapore Dollar	31,972,500	U.S. Dollar	25,470,007	Citibank N.A.	05/05/14	32,495
U.S. Dollar	9,333,417	Canadian Dollar	10,344,590	Citibank N.A.	05/05/14	(103,480)
Indian Rupee	5,996,000	U.S. Dollar	99,264	Citibank N.A.	05/07/14	160
Japanese Yen	50,047,000	U.S. Dollar	495,566	Citibank N.A.	05/12/14	(6,000)
U.S. Dollar	507,283	Japanese Yen	50,047,000	Citibank N.A.	05/12/14	17,717
U.S. Dollar	10,532,344	United Kingdom Pound	6,454,695	Citibank N.A.	05/12/14	(364,710)
127

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	50,022,000	U.S. Dollar	495,327	Citibank N.A.	05/14/14	$(5,999)
U.S. Dollar	497,207	Japanese Yen	50,022,000	Citibank N.A.	05/14/14	7,879
Hungary Forint	1,104,500,000	U.S. Dollar	4,819,566	Citibank N.A.	05/19/14	170,509
Mexican Peso	129,811,000	U.S. Dollar	9,668,772	Citibank N.A.	05/19/14	237,752
Mexican Peso	64,462,500	U.S. Dollar	4,818,018	Citibank N.A.	05/19/14	101,436
U.S. Dollar	19,905,788	Japanese Yen	2,035,641,500	Citibank N.A.	05/19/14	(7,982)
Canadian Dollar	10,614,900	U.S. Dollar	9,659,560	Citibank N.A.	05/27/14	18,647
U.S. Dollar	9,557,936	Canadian Dollar	10,614,900	Citibank N.A.	05/27/14	(120,272)
Indian Rupee	6,054,000	U.S. Dollar	95,791	Citibank N.A.	06/03/14	3,993
Singapore Dollar	12,245,500	U.S. Dollar	9,687,742	Citibank N.A.	06/03/14	79,723
U.S. Dollar	10,000,000	Canadian Dollar	11,082,030	Citibank N.A.	06/03/14	(102,402)
U.S. Dollar	47,130,330	Euro	34,368,313	Citibank N.A.	06/03/14	(546,623)
Euro	35,337,586	U.S. Dollar	48,618,583	Citibank N.A.	06/06/14	402,572
Japanese Yen	190,500,000	U.S. Dollar	1,886,749	Citibank N.A.	06/09/14	(22,938)
U.S. Dollar	1,920,944	Japanese Yen	190,500,000	Citibank N.A.	06/09/14	57,133
Swedish Krona	170,610,000	U.S. Dollar	26,594,012	Citibank N.A.	06/10/14	(374,912)
U.S. Dollar	31,258,618	Euro	22,583,620	Citibank N.A.	06/10/14	(69,579)
Japanese Yen	55,787,000	U.S. Dollar	552,557	Citibank N.A.	06/16/14	(6,727)
U.S. Dollar	587,232	Japanese Yen	55,787,000	Citibank N.A.	06/16/14	41,402
U.S. Dollar	10,186,339	Swedish Krona	67,138,700	Citibank N.A.	06/23/14	(129,101)
Swedish Krona	43,658,433	Euro	4,916,352	Citibank N.A.	06/27/14	(112,310)
U.S. Dollar	21,493,105	Euro	15,571,340	Citibank N.A.	07/03/14	(106,360)
Japanese Yen	994,435,000	U.S. Dollar	9,763,510	Citibank N.A.	07/07/14	(32,561)
U.S. Dollar	527,693	Euro	398,462	Citibank N.A.	07/28/14	(25,010)
U.S. Dollar	25,470,413	Singapore Dollar	31,972,500	Citibank N.A.	08/05/14	(32,836)
U.S. Dollar	352,976	Euro	265,136	Citibank N.A.	08/08/14	(14,789)
Japanese Yen	47,220,000	U.S. Dollar	467,924	Citibank N.A.	08/11/14	(5,751)
U.S. Dollar	102,216	Euro	76,711	Citibank N.A.	08/11/14	(4,188)
U.S. Dollar	487,961	Japanese Yen	47,220,000	Citibank N.A.	08/11/14	25,788
Japanese Yen	449,157,000	U.S. Dollar	4,450,959	Citibank N.A.	08/13/14	(54,708)
U.S. Dollar	4,670,278	Japanese Yen	449,157,000	Citibank N.A.	08/13/14	274,026
Japanese Yen	146,685,000	U.S. Dollar	1,453,716	Citibank N.A.	08/25/14	(17,879)
U.S. Dollar	1,510,014	Japanese Yen	146,685,000	Citibank N.A.	08/25/14	74,177
U.S. Dollar	854,017	Euro	620,368	Citibank N.A.	09/26/14	(6,452)
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,870,699	Citibank N.A.	10/24/14	(176,769)
Japanese Yen	32,085,087	U.S. Dollar	318,224	Citibank N.A.	11/10/14	(3,981)
U.S. Dollar	326,366	Japanese Yen	32,085,087	Citibank N.A.	11/10/14	12,124
Japanese Yen	47,197,000	U.S. Dollar	468,140	Citibank N.A.	11/17/14	(5,859)
U.S. Dollar	476,641	Japanese Yen	47,197,000	Citibank N.A.	11/17/14	14,361
U.S. Dollar	1,772,608	Japanese Yen	177,080,000	Citibank N.A.	11/19/14	38,129
U.S. Dollar	187,143	Japanese Yen	19,410,000	Citibank N.A.	12/26/14	(3,044)
U.S. Dollar	196,963	Japanese Yen	20,420,000	Citibank N.A.	12/26/14	(3,121)
U.S. Dollar	1,366,902	Euro	999,800	Citibank N.A.	01/29/15	(19,921)
U.S. Dollar	3,947,703	Euro	2,903,000	Citibank N.A.	02/10/15	(79,089)
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	738,499	Citibank N.A.	02/17/15	(11,741)
U.S. Dollar	1,494,747	Euro	1,080,000	Citibank N.A.	03/10/15	(3,371)
U.S. Dollar	18,555,802	Euro	13,298,791	Citibank N.A.	03/17/15	108,328
Polish Zloty	10,400,000	Euro	2,406,761	Citibank N.A.	03/19/15	26,222
U.S. Dollar	434,089	Euro	330,000	Deutsche Bank AG	05/07/14	(23,729)
Indian Rupee	6,884,000	U.S. Dollar	108,138	Deutsche Bank AG	05/12/14	5,882
128

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Indian Rupee	18,877,000	U.S. Dollar	297,674	Deutsche Bank AG	05/19/14	$14,492
Indian Rupee	17,195,000	U.S. Dollar	271,785	Deutsche Bank AG	05/21/14	12,438
Indian Rupee	22,003,000	U.S. Dollar	347,992	Deutsche Bank AG	05/27/14	15,213
Indian Rupee	19,576,733	U.S. Dollar	310,577	Deutsche Bank AG	05/30/14	12,360
Singapore Dollar	700,000	U.S. Dollar	553,491	Deutsche Bank AG	05/30/14	4,854
Indian Rupee	38,542,000	U.S. Dollar	611,991	Deutsche Bank AG	06/03/14	23,269
U.S. Dollar	710,177	Euro	540,850	Deutsche Bank AG	06/09/14	(40,097)
U.S. Dollar	3,230,952	Euro	2,460,600	Deutsche Bank AG	06/09/14	(182,423)
Japanese Yen	138,700,000	U.S. Dollar	1,374,424	Deutsche Bank AG	06/11/14	(17,398)
U.S. Dollar	1,443,348	Japanese Yen	138,700,000	Deutsche Bank AG	06/11/14	86,322
U.S. Dollar	609,437	Euro	459,000	Deutsche Bank AG	06/13/14	(27,286)
U.S. Dollar	119,031	Japanese Yen	12,230,000	Deutsche Bank AG	06/20/14	(632)
Singapore Dollar	1,969,400	U.S. Dollar	1,569,368	Deutsche Bank AG	06/23/14	1,511
Indian Rupee	22,003,000	U.S. Dollar	356,105	Deutsche Bank AG	06/26/14	4,838
Indian Rupee	19,576,733	U.S. Dollar	319,790	Deutsche Bank AG	06/30/14	1,090
Indian Rupee	74,306,000	U.S. Dollar	1,208,876	Deutsche Bank AG	07/17/14	5,006
Indian Rupee	13,777,000	U.S. Dollar	223,381	Deutsche Bank AG	07/22/14	1,464
U.S. Dollar	825,135	Euro	629,000	Deutsche Bank AG	07/22/14	(47,351)
U.S. Dollar	750,305	Euro	571,000	Deutsche Bank AG	07/23/14	(41,728)
U.S. Dollar	1,318,666	Euro	997,000	Deutsche Bank AG	07/25/14	(64,268)
Indian Rupee	19,576,733	U.S. Dollar	317,139	Deutsche Bank AG	07/31/14	1,791
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	178,758	Deutsche Bank AG	08/12/14	(2,127)
Japanese Yen	47,210,000	U.S. Dollar	468,121	Deutsche Bank AG	08/12/14	(6,043)
U.S. Dollar	491,320	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/14	29,242
Japanese Yen	163,635,000	U.S. Dollar	1,622,639	Deutsche Bank AG	08/19/14	(20,950)
Polish Zloty	11,489,000	Euro	2,659,491	Deutsche Bank AG	08/19/14	78,590
U.S. Dollar	1,667,074	Japanese Yen	163,635,000	Deutsche Bank AG	08/19/14	65,386
Chilean Unidad de Fomento	2,170,640,000	U.S. Dollar	4,072,495	Deutsche Bank AG	08/21/14	(276,155)
Japanese Yen	72,553,000	U.S. Dollar	719,486	Deutsche Bank AG	08/25/14	(9,296)
U.S. Dollar	746,538	Japanese Yen	72,553,000	Deutsche Bank AG	08/25/14	36,347
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	359,297	Deutsche Bank AG	08/27/14	(5,352)
Japanese Yen	121,842,000	U.S. Dollar	1,208,330	Deutsche Bank AG	08/27/14	(15,655)
U.S. Dollar	1,234,468	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/14	41,793
U.S. Dollar	308,464	Euro	230,990	Deutsche Bank AG	08/29/14	(11,932)
U.S. Dollar	157,592	Euro	119,000	Deutsche Bank AG	09/03/14	(7,468)
U.S. Dollar	345,642	Euro	261,000	Deutsche Bank AG	09/03/14	(16,379)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	429,324	Deutsche Bank AG	09/05/14	(740)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	396,590	Deutsche Bank AG	09/05/14	(3,537)
U.S. Dollar	713,754	Euro	540,850	Deutsche Bank AG	09/05/14	(36,432)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	428,098	Deutsche Bank AG	09/08/14	(2,217)
Swedish Krona	17,601,656	Euro	1,988,753	Deutsche Bank AG	09/15/14	(57,156)
U.S. Dollar	2,333,731	Euro	1,720,000	Deutsche Bank AG	09/23/14	(51,967)
U.S. Dollar	1,079,540	Euro	800,000	Deutsche Bank AG	09/26/14	(30,085)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	438,342	Deutsche Bank AG	10/06/14	(10,159)
129

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	1,980,000	U.S. Dollar	614,811	Deutsche Bank AG	10/24/14	$(14,380)
U.S. Dollar	1,187,651	Euro	860,000	Deutsche Bank AG	10/24/14	(5,163)
U.S. Dollar	944,615	Euro	684,003	Deutsche Bank AG	10/31/14	(4,094)
U.S. Dollar	63,154	Euro	45,895	Deutsche Bank AG	11/03/14	(503)
Japanese Yen	425,263,000	U.S. Dollar	4,220,973	Deutsche Bank AG	11/14/14	(55,770)
U.S. Dollar	4,280,539	Japanese Yen	425,263,000	Deutsche Bank AG	11/14/14	115,337
U.S. Dollar	247,584	Euro	184,184	Deutsche Bank AG	11/17/14	(7,882)
Malaysian Ringgit	2,056,560	U.S. Dollar	631,098	Deutsche Bank AG	11/19/14	(8,369)
U.S. Dollar	68,367	Euro	50,759	Deutsche Bank AG	11/19/14	(2,036)
U.S. Dollar	1,431,172	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/14	29,916
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	543,824	Deutsche Bank AG	11/28/14	(7,516)
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	119,979	Deutsche Bank AG	12/01/14	(1,480)
U.S. Dollar	907,622	Euro	670,000	Deutsche Bank AG	12/04/14	(21,691)
U.S. Dollar	4,025,258	Euro	2,900,000	Deutsche Bank AG	12/12/14	2,829
U.S. Dollar	119,042	Japanese Yen	12,210,000	Deutsche Bank AG	12/22/14	(591)
Malaysian Ringgit	1,633,900	U.S. Dollar	486,961	Deutsche Bank AG	01/08/15	6,392
U.S. Dollar	1,328,522	Euro	971,000	Deutsche Bank AG	01/16/15	(18,337)
U.S. Dollar	2,137,266	Euro	1,580,000	Deutsche Bank AG	02/09/15	(54,372)
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	145,301	Deutsche Bank AG	02/17/15	(1,585)
U.S. Dollar	4,137,383	Euro	3,010,100	Deutsche Bank AG	02/25/15	(38,020)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	307,434	Deutsche Bank AG	02/26/15	(3,681)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	388,445	Deutsche Bank AG	03/03/15	(1,468)
U.S. Dollar	147,516	Euro	107,000	Deutsche Bank AG	03/05/15	(908)
U.S. Dollar	2,608,605	Euro	1,900,000	Deutsche Bank AG	03/09/15	(26,970)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	403,338	Deutsche Bank AG	03/13/15	4,380
Hungary Forint	884,944,400	Euro	2,773,251	Deutsche Bank AG	03/19/15	95,964
U.S. Dollar	846,947	Euro	615,000	Deutsche Bank AG	03/26/15	(6,159)
U.S. Dollar	207,423	Euro	150,689	Deutsche Bank AG	03/31/15	(1,608)
U.S. Dollar	653,674	Euro	473,488	Deutsche Bank AG	04/07/15	(3,138)
U.S. Dollar	1,902,234	Euro	1,379,000	Deutsche Bank AG	04/07/15	(10,685)
U.S. Dollar	1,024,494	Euro	742,242	Deutsche Bank AG	04/13/15	(5,133)
Swedish Krona	28,478,956	Euro	3,111,604	Deutsche Bank AG	04/22/15	42,858
U.S. Dollar	206,549	Euro	157,000	Goldman Sachs Group, Inc.	05/07/14	(11,261)
U.S. Dollar	284,170	Euro	216,000	Goldman Sachs Group, Inc.	05/07/14	(15,493)
U.S. Dollar	333,951	Euro	255,000	Goldman Sachs Group, Inc.	05/08/14	(19,817)
U.S. Dollar	207,421	Euro	157,000	Goldman Sachs Group, Inc.	05/12/14	(10,387)
U.S. Dollar	1,206,245	Euro	902,000	Goldman Sachs Group, Inc.	05/13/14	(45,106)
U.S. Dollar	675,844	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/14	21,220
U.S. Dollar	390,021	Euro	301,000	Goldman Sachs Group, Inc.	05/20/14	(27,551)
U.S. Dollar	568,834	Euro	439,000	Goldman Sachs Group, Inc.	05/20/14	(40,183)
U.S. Dollar	1,318,565	Euro	996,000	Goldman Sachs Group, Inc.	07/25/14	(62,983)
U.S. Dollar	635,949	Euro	475,000	Goldman Sachs Group, Inc.	08/12/14	(22,911)
130

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	156,647	Japanese Yen	16,246,000	Goldman Sachs Group, Inc.	01/08/15	$(2,558)
U.S. Dollar	1,569,819	Japanese Yen	162,280,000	Goldman Sachs Group, Inc.	01/27/15	(20,756)
U.S. Dollar	315,009	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/15	(283)
U.S. Dollar	2,705,573	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/18/15	13,138
U.S. Dollar	205,345	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/15	884
U.S. Dollar	2,174,317	Euro	1,580,000	Goldman Sachs Group, Inc.	02/23/15	(17,346)
Indian Rupee	7,436,000	U.S. Dollar	117,356	HSBC Bank Plc	05/12/14	5,807
Indian Rupee	18,770,000	U.S. Dollar	295,084	HSBC Bank Plc	05/13/14	15,733
Indian Rupee	42,596,000	U.S. Dollar	676,057	HSBC Bank Plc	05/30/14	26,604
Indian Rupee	42,909,500	U.S. Dollar	678,497	HSBC Bank Plc	06/03/14	28,750
U.S. Dollar	2,881,527	Japanese Yen	285,300,000	HSBC Bank Plc	06/09/14	90,213
U.S. Dollar	4,330,935	Japanese Yen	418,940,000	HSBC Bank Plc	06/10/14	232,093
Singapore Dollar	1,574,000	U.S. Dollar	1,250,199	HSBC Bank Plc	06/20/14	5,291
Indian Rupee	43,702,000	U.S. Dollar	714,324	HSBC Bank Plc	07/07/14	1,006
Indian Rupee	31,983,000	U.S. Dollar	513,072	HSBC Bank Plc	07/30/14	8,079
U.S. Dollar	3,943,154	Euro	2,975,000	HSBC Bank Plc	08/04/14	(183,414)
Singapore Dollar	1,468,000	U.S. Dollar	1,157,729	HSBC Bank Plc	08/07/14	13,242
Singapore Dollar	864,000	U.S. Dollar	681,603	HSBC Bank Plc	08/19/14	7,589
U.S. Dollar	3,170,021	Japanese Yen	307,492,000	HSBC Bank Plc	08/20/14	160,214
U.S. Dollar	1,495,097	Japanese Yen	145,609,000	HSBC Bank Plc	08/25/14	69,793
Mexican Peso	102,610,000	U.S. Dollar	7,696,808	HSBC Bank Plc	08/27/14	70,172
U.S. Dollar	2,375,774	Japanese Yen	234,458,000	HSBC Bank Plc	08/27/14	80,734
Mexican Peso	50,041,430	U.S. Dollar	3,751,232	HSBC Bank Plc	09/10/14	32,355
Singapore Dollar	2,488,300	U.S. Dollar	1,961,454	HSBC Bank Plc	09/15/14	23,473
Singapore Dollar	2,091,000	U.S. Dollar	1,651,659	HSBC Bank Plc	09/19/14	16,348
U.S. Dollar	3,073,222	Euro	2,263,000	HSBC Bank Plc	10/20/14	(65,557)
Malaysian Ringgit	2,647,000	U.S. Dollar	825,331	HSBC Bank Plc	10/22/14	(22,541)
Malaysian Ringgit	1,321,026	U.S. Dollar	407,976	HSBC Bank Plc	10/24/14	(7,377)
U.S. Dollar	711,339	Japanese Yen	70,138,000	HSBC Bank Plc	11/12/14	24,391
Malaysian Ringgit	1,244,000	U.S. Dollar	382,064	HSBC Bank Plc	11/20/14	(5,400)
U.S. Dollar	374,382	Japanese Yen	37,330,000	HSBC Bank Plc	11/20/14	8,735
Brazil Real	6,320,000	U.S. Dollar	2,564,935	HSBC Bank Plc	11/21/14	107,108
U.S. Dollar	2,540,704	Brazil Real	6,320,000	HSBC Bank Plc	11/21/14	(131,339)
U.S. Dollar	983,464	Euro	720,487	HSBC Bank Plc	12/09/14	(15,880)
U.S. Dollar	119,055	Japanese Yen	12,230,000	HSBC Bank Plc	12/22/14	(775)
U.S. Dollar	944,423	Japanese Yen	98,220,000	HSBC Bank Plc	01/15/15	(18,161)
U.S. Dollar	1,951,399	Japanese Yen	199,698,335	HSBC Bank Plc	01/28/15	(5,948)
U.S. Dollar	2,524,364	Euro	1,856,000	HSBC Bank Plc	02/10/15	(50,119)
U.S. Dollar	4,055,729	Japanese Yen	413,370,000	HSBC Bank Plc	02/12/15	3,489
Singapore Dollar	864,000	U.S. Dollar	683,544	HSBC Bank Plc	02/18/15	5,874
U.S. Dollar	502,441	Japanese Yen	51,260,000	HSBC Bank Plc	02/24/15	(116)
U.S. Dollar	532,092	Japanese Yen	54,300,000	HSBC Bank Plc	03/04/15	(310)
U.S. Dollar	395,931	Euro	288,000	HSBC Bank Plc	03/09/15	(3,567)
U.S. Dollar	2,589,123	Euro	1,864,543	HSBC Bank Plc	04/16/15	2,650
U.S. Dollar	9,002,251	Malaysian Ringgit	30,000,000	JPMorgan Chase Bank N.A.	05/14/14	(186,484)
Malaysian Ringgit	171,210,010	U.S. Dollar	51,647,062	JPMorgan Chase Bank N.A.	05/19/14	774,824
Mexican Peso	341,628,700	U.S. Dollar	25,662,770	JPMorgan Chase Bank N.A.	05/19/14	408,618
131

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Norwegian Krone	202,663,050	U.S. Dollar	33,042,939	JPMorgan Chase Bank N.A.	05/27/14	$1,012,968
Indian Rupee	7,899,500	U.S. Dollar	125,436	JPMorgan Chase Bank N.A.	05/30/14	4,874
Japanese Yen	191,300,000	U.S. Dollar	1,941,592	JPMorgan Chase Bank N.A.	06/09/14	(69,954)
U.S. Dollar	1,921,358	Japanese Yen	191,300,000	JPMorgan Chase Bank N.A.	06/09/14	49,720
U.S. Dollar	2,887,300	Japanese Yen	284,100,000	JPMorgan Chase Bank N.A.	06/10/14	107,710
Japanese Yen	388,140,000	U.S. Dollar	3,939,489	JPMorgan Chase Bank N.A.	06/11/14	(141,968)
U.S. Dollar	4,042,131	Japanese Yen	388,140,000	JPMorgan Chase Bank N.A.	06/11/14	244,610
Japanese Yen	163,700,000	U.S. Dollar	1,661,597	JPMorgan Chase Bank N.A.	06/17/14	(59,919)
U.S. Dollar	1,732,550	Japanese Yen	163,700,000	JPMorgan Chase Bank N.A.	06/17/14	130,872
Mexican Peso	63,915,000	U.S. Dollar	4,862,066	JPMorgan Chase Bank N.A.	07/22/14	(10,145)
Malaysian Ringgit	2,115,000	U.S. Dollar	626,555	JPMorgan Chase Bank N.A.	07/31/14	18,143
Singapore Dollar	6,427,600	U.S. Dollar	5,092,378	JPMorgan Chase Bank N.A.	07/31/14	34,641
U.S. Dollar	3,955,009	Euro	2,975,000	JPMorgan Chase Bank N.A.	07/31/14	(171,570)
U.S. Dollar	5,145,373	Singapore Dollar	6,427,600	JPMorgan Chase Bank N.A.	07/31/14	18,353
U.S. Dollar	2,124,658	Euro	1,606,300	JPMorgan Chase Bank N.A.	08/06/14	(103,409)
U.S. Dollar	2,109,686	Euro	1,584,300	JPMorgan Chase Bank N.A.	08/11/14	(87,857)
U.S. Dollar	2,153,697	Euro	1,612,000	JPMorgan Chase Bank N.A.	08/20/14	(82,254)
U.S. Dollar	1,522,820	Japanese Yen	148,060,000	JPMorgan Chase Bank N.A.	08/20/14	73,573
U.S. Dollar	757,060	Japanese Yen	73,573,000	JPMorgan Chase Bank N.A.	08/20/14	36,910
Indonesian Rupiah	179,700,000,000	U.S. Dollar	15,000,000	JPMorgan Chase Bank N.A.	08/26/14	281,115
Indonesian Rupiah	120,280,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	08/26/14	228,227
Indonesian Rupiah	119,400,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	08/26/14	153,395
U.S. Dollar	1,489,021	Japanese Yen	146,373,000	JPMorgan Chase Bank N.A.	08/26/14	56,229
U.S. Dollar	985,922	Euro	737,287	JPMorgan Chase Bank N.A.	08/27/14	(36,739)
U.S. Dollar	1,143,711	Japanese Yen	112,727,000	JPMorgan Chase Bank N.A.	08/27/14	40,260
U.S. Dollar	748,391	Japanese Yen	72,717,000	JPMorgan Chase Bank N.A.	08/29/14	36,576
Indonesian Rupiah	119,750,000,000	U.S. Dollar	10,000,000	JPMorgan Chase Bank N.A.	09/08/14	158,248
Indonesian Rupiah	59,840,000,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	09/08/14	76,155
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase Bank N.A.	09/22/14	(192,058)
Euro	1,432,837	Hungarian Forint	435,568,000	JPMorgan Chase Bank N.A.	09/23/14	31,562
Hungary Forint	435,568,000	Euro	1,436,807	JPMorgan Chase Bank N.A.	09/23/14	(37,068)
Hungary Forint	348,678,000	Euro	1,138,578	JPMorgan Chase Bank N.A.	09/25/14	(13,710)
Malaysian Ringgit	8,059,000	U.S. Dollar	2,491,113	JPMorgan Chase Bank N.A.	10/20/14	(46,677)
Malaysian Ringgit	1,586,000	U.S. Dollar	495,935	JPMorgan Chase Bank N.A.	10/31/14	(15,175)
U.S. Dollar	196,398	Euro	147,287	JPMorgan Chase Bank N.A.	11/12/14	(7,890)
U.S. Dollar	244,979	Euro	180,987	JPMorgan Chase Bank N.A.	11/20/14	(6,053)
U.S. Dollar	572,102	Japanese Yen	57,068,000	JPMorgan Chase Bank N.A.	11/20/14	13,122
U.S. Dollar	788,980	Euro	572,000	JPMorgan Chase Bank N.A.	12/15/14	(4,412)
Malaysian Ringgit	334,000	U.S. Dollar	100,636	JPMorgan Chase Bank N.A.	01/16/15	169
132

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	3,515,000	U.S. Dollar	1,038,742	JPMorgan Chase Bank N.A.	02/04/15	$21,004
U.S. Dollar	4,369,329	Euro	3,186,000	JPMorgan Chase Bank N.A.	02/19/15	(50,049)
U.S. Dollar	595,191	Japanese Yen	60,600,000	JPMorgan Chase Bank N.A.	03/03/15	1,024
Indonesian Rupiah	61,000,000,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	03/12/15	91
Singapore Dollar	2,807,550	U.S. Dollar	2,215,904	JPMorgan Chase Bank N.A.	03/13/15	24,456
U.S. Dollar	16,553,636	Euro	11,944,925	JPMorgan Chase Bank N.A.	03/16/15	(15,803)
Indonesian Rupiah	60,310,000,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	03/18/15	(61,999)
Hungary Forint	265,221,440	Euro	831,285	JPMorgan Chase Bank N.A.	03/19/15	28,580
Indonesian Rupiah	61,345,000,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	03/23/15	18,064
Indonesian Rupiah	60,550,000,000	U.S. Dollar	5,000,000	JPMorgan Chase Bank N.A.	04/13/15	(66,272)
U.S. Dollar	281,095	Euro	203,185	JPMorgan Chase Bank N.A.	04/22/15	(762)
Euro	36,738,530	U.S. Dollar	50,000,000	Macquarie Bank Limited	05/12/14	967,711
U.S. Dollar	9,996,767	Euro	7,249,114	Macquarie Bank Limited	06/27/14	(58,793)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	205,680	Morgan Stanley	05/12/14	(26,401)
U.S. Dollar	190,853	Chilean Unidad de Fomento	101,400,000	Morgan Stanley	05/12/14	11,574
Polish Zloty	4,031,000	Euro	944,437	Morgan Stanley	05/27/14	18,849
U.S. Dollar	894,346	Euro	686,000	Morgan Stanley	06/05/14	(57,292)
Swedish Krona	16,704,832	Euro	1,902,186	Morgan Stanley	07/16/14	(72,795)
Swedish Krona	19,932,831	Euro	2,288,762	Morgan Stanley	07/22/14	(113,444)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	319,556	Morgan Stanley	07/31/14	(21,562)
U.S. Dollar	317,438	Chilean Unidad de Fomento	170,020,000	Morgan Stanley	07/31/14	19,443
Singapore Dollar	5,152,240	U.S. Dollar	4,063,281	Morgan Stanley	08/01/14	46,444
U.S. Dollar	4,117,214	Singapore Dollar	5,152,240	Morgan Stanley	08/01/14	7,488
Australian Dollar	4,488,527	U.S. Dollar	3,930,266	Morgan Stanley	08/08/14	209,635
U.S. Dollar	4,241,658	Australian Dollar	4,488,527	Morgan Stanley	08/08/14	101,756
U.S. Dollar	534,777	Euro	403,000	Morgan Stanley	08/15/14	(24,213)
Chilean Unidad de Fomento	84,970,000	U.S. Dollar	159,667	Morgan Stanley	08/20/14	(11,044)
U.S. Dollar	158,319	Chilean Unidad de Fomento	84,970,000	Morgan Stanley	08/20/14	9,696
Japanese Yen	807,305,000	U.S. Dollar	8,008,184	Morgan Stanley	11/13/14	(101,180)
U.S. Dollar	8,124,560	Japanese Yen	807,305,000	Morgan Stanley	11/13/14	217,556
Japanese Yen	57,800,000	U.S. Dollar	573,356	Morgan Stanley	11/14/14	(7,239)
U.S. Dollar	581,700	Japanese Yen	57,800,000	Morgan Stanley	11/14/14	15,582
U.S. Dollar	542,351	Euro	403,000	Morgan Stanley	11/17/14	(16,616)
U.S. Dollar	1,130,140	Euro	816,000	Morgan Stanley	03/10/15	(1,771)
U.S. Dollar	322,388	Japanese Yen	31,954,500	Standard Chartered Bank	11/17/14	9,404
U.S. Dollar	754,594	Japanese Yen	78,840,000	Standard Chartered Bank	01/14/15	(18,053)
U.S. Dollar	1,238,743	Japanese Yen	127,990,000	Standard Chartered Bank	01/16/15	(15,608)
U.S. Dollar	1,629,010	Japanese Yen	166,449,000	Standard Chartered Bank	02/26/15	(2,900)
Norwegian Krone	189,122,400	U.S. Dollar	31,806,660	UBS AG	05/05/14	2,565
133

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	15,000,000	Swedish Krona	98,313,000	UBS AG	05/05/14	$(118,549)
Canadian Dollar	30,909,920	U.S. Dollar	28,150,598	UBS AG	05/12/14	42,219
U.S. Dollar	27,883,199	Canadian Dollar	30,909,920	UBS AG	05/12/14	(309,619)
Japanese Yen	6,889,686,000	U.S. Dollar	67,354,048	UBS AG	05/27/14	48,052
U.S. Dollar	40,456,320	Euro	29,530,051	UBS AG	05/27/14	(509,550)
U.S. Dollar	10,000,000	Canadian Dollar	11,071,950	UBS AG	06/06/14	(92,490)
U.S. Dollar	10,000,000	Canadian Dollar	11,111,400	UBS AG	06/10/14	(127,483)
U.S. Dollar	7,500,000	Canadian Dollar	8,312,093	UBS AG	06/16/14	(74,969)
Swedish Krona	67,138,700	U.S. Dollar	10,564,040	UBS AG	06/23/14	(248,600)
U.S. Dollar	10,000,000	Canadian Dollar	11,075,500	UBS AG	06/30/14	(89,951)
U.S. Dollar	5,177,090	Euro	3,748,337	UBS AG	07/28/14	(22,194)
Euro	78,000	U.S. Dollar	105,529	UBS Securities	05/12/14	2,681
U.S. Dollar	102,989	Euro	78,000	UBS Securities	05/12/14	(5,221)
U.S. Dollar	505,094	Japanese Yen	50,022,000	UBS Securities	05/13/14	15,770
Euro	2,334,527	Swedish Krona	20,866,000	UBS Securities	06/30/14	32,750
Euro	1,850,000	U.S. Dollar	2,503,272	UBS Securities	06/30/14	62,926
Swedish Krona	20,866,000	Euro	2,355,265	UBS Securities	06/30/14	(61,517)
U.S. Dollar	2,415,786	Euro	1,850,000	UBS Securities	06/30/14	(150,412)
Euro	3,419,302	Swedish Krona	30,573,690	UBS Securities	07/16/14	47,043
Swedish Krona	30,573,690	Euro	3,471,206	UBS Securities	07/16/14	(119,040)
Euro	2,976,000	U.S. Dollar	4,027,272	UBS Securities	08/01/14	100,692
U.S. Dollar	3,960,759	Euro	2,976,000	UBS Securities	08/01/14	(167,205)
						$(3,813,144)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

134

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

A summary of the Strategic Opportunities Fund’s written option transactions for the six month period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	98,633	$61,064,383
Options written	36,451	16,205,805
Options terminated in closing purchase transactions	(9,658)	(10,791,611)
Options exercised	(67,038)	(36,400,521)
Options expired	(8,170)	(3,650,770)
Contracts outstanding at April 30, 2014	50,218	$26,427,286

A summary of the Real Return Fund’s written option transactions for the six month period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2013	3,300	$8,740,042
Options written	22,449	25,321,144
Options terminated in closing purchase transactions	(17,125)	(22,540,324)
Options exercised	—	—
Options expired	(2,525)	(1,636,911)
Contracts outstanding at April 30, 2014	6,099	$9,883,951

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/

135

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion
Large Cap Core Fund	0.70%	0.65%	0.60%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

Average net assets
Small & Mid Cap Fund	0.85%
Real Return Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion
Large Cap Strategies Fund	0.90%	0.85%	0.80%
Strategic Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Oldfield Partners LLP (“Oldfield”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Oldfield and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“Shenkman”), BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Strategic Opportunities Fund. Franklin, Shenkman, BlackRock and Muzinich are paid for their services directly by BIM. Effective on April 15, 2014, Shenkman no longer acts as a sub-adviser for a portion of the Fund’s portfolio. On the Effective Date, Bessemer Investment Management LLC, the Fund’s investment adviser, assumed day-to-day investment management responsibility for the portion of the Fund assets managed by Shenkman.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain

136

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2015. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. For the six months ended April 30, 2014, Bessemer waived shareholder servicing fees in the amount of $265,865 with respect to the Fixed Income Fund and $624,640 with respect to the Municipal Bond Fund.

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments and 0.015% of the average daily net assets of the U.S. investments of Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Large Cap Core Fund, Fixed Income Fund and Municipal Bond Fund or portion thereof for the Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs, such as charges for moving them to auctions and shipping/ vault charges, related to the Real Return Fund’s and the Subsidiary’s investments in collectible coins or bullions or other forms of precious metals. The Strategic Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary, and assets of the Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2015 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Core Fund at 1.00%, the Large Cap Strategies Fund at 1.15% the Small & Mid Cap Fund at 1.11%, the Strategic Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2014, BIM waived $32,251 for the Large Cap Core Fund, $0 for the Large Cap Strategies Fund, $1,327,590 for the Small & Mid Cap Fund, $3,457,563 for the Strategic Opportunities Fund and $354,710 for the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $265,865, and $624,640, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $120,000 (effective 3/1/14, $95,000 prior to that date) (plus $50,000 for serving as the Board’s Chairperson, $10,000 as the Board’s Vice Chairperson, $20,000 as the Audit Committee Chairperson, $10,000 as the Pricing Committee Liaison, $10,000 as the Risk Management Liaison and $10,000 each as the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

137

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2014, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Core Fund	$239,322,743	$184,992,521
Large Cap Strategies Fund	3,494,348,581	2,157,551,758
Small & Mid Cap Fund	1,396,886,140	1,229,496,094
Strategic Opportunities Fund	821,206,347	1,604,668,018
Real Return Fund (Consolidated)	185,107,049	781,958,841
Fixed Income Fund	100,405,965	112,045,918
Municipal Bond Fund	372,785,047	326,686,341

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2014, were as follows:

	Purchases	Sales
Fixed Income Fund	$53,269,248	$35,255,092

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary, the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

138

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as realized capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and as applicable, as such income and/or gains are earned.

The Funds may also be subject to capital gains tax in India on gains realized upon the sale of India securities. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2014, the Large Cap Strategies Fund, the Small & Mid Cap Fund and the Strategic Opportunities Fund recorded liabilities of $926,255, $325,852 and $168,090, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2013 was as follows (amounts in thousands):

	Large Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Fund	Strategic Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$11,135	$31,237	$54,368	$163,277	$5,157	$10,689	$3,423
Net Long Term Capital Gains	—	—	308,176	—	—	1,681	6,977
Total Taxable Distributions	11,135	31,237	362,544	163,277	5,157	12,370	10,400
Tax Exempt Distributions	—	—	—	—	—	—	16,149
Total Distributions Paid	$11,135	$31,237	$362,544	$163,277	$5,157	$12,370	$26,549

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended April 30, 2014, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2013, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

October 31, 2017
Large Cap Core Fund	$1,733,673
Large Cap Strategies Fund	92,156,861
Real Return Fund*	245,786,188

*As of October 31, 2013, the Real Return Fund had a short-term and long-term capital loss carryforward of $61,837,171 and $104,391,549, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

10.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2014, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

139

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2014 (Unaudited)

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

140

Additional Information (Unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

141

Old Westbury Funds, Inc.
Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of Old Westbury Funds, Inc. (the “Corporation”) was held on November 21, 2013 (the “Meeting”). The following proposal was submitted for a vote of the Funds’ shareholders at the Meeting:

1. To approve a proposed change to elect five Directors to the Board of Directors of the Corporation, each to hold office for an indefinite term.

With respect to the proposal, the following votes were received:

Shares outstanding as of the record date of the Meeting:	2,261,867,493.764

Shares represented at the Meeting in person or by proxy:	2,220,117,427.043

Shares voted in favor:

Eugene P. Beard	2,219,479,202.043
Patricia L. Francy	2,219,479,202.043
J. David Officer	2,220,103,263.043
Alexander Ellis, III	2,220,103,263.043
Jeffrey J. Glowacki	2,220,098,335.043

Shares voted against:	0

Shares abstaining:

Eugene P. Beard	638,225.000
Patricia L. Francy	638,225.000
J. David Officer	14,164.000
Alexander Ellis, III	14,164.000
Jeffrey J. Glowacki	19,092.000

Based on the votes received, the proposal was approved by shareholders of the Corporation.

142

This Page Intentionally Left Blank

Investment Adviser:	Administrator:
Bessemer Investment Management LLC	BNY Mellon Investment Servicing (US) Inc.
630 Fifth Avenue	760 Moore Road
New York, NY 10111	King of Prussia, PA 19406
(212) 708-9100
Transfer Agent:
Distributor:	BNY Mellon Investment Servicing (US) Inc.
Foreside Funds Distributors LLC	760 Moore Road
400 Berwyn Park	King of Prussia, PA 19406
899 Cassatt Road
Berwyn, PA 19312	Independent Registered Public Accounting Firm:
Ernst & Young LLP
Custodians:	5 Times Square
Bessemer Trust Company	New York, NY 10036
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-SAR2014)
(04/14)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Strategic Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments	April 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS — 89.0%
ARGENTINA — 0.0%
40,600	Arcos Dorados Holdings, Inc. - Class A	$369,866
AUSTRALIA — 1.9%
134,164	ABM Resources NL(b)	2,867
18,138	Acrux Ltd.	17,440
154,673	Adelaide Brighton Ltd.	561,831
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	131,795
25,514	AJ Lucas Group Ltd.(b)	21,806
119,863	Alcyone Resources Ltd.(b)(c)(d)	111
54,720	Alkane Resources Ltd.(b)	15,505
179,316	ALS Ltd.	1,249,380
688,597	Alumina Ltd.(b)	863,601
38,166	Amalgamated Holdings Ltd.	312,014
102,022	Amcom Telecommunications Ltd.	199,034
80,617	Ansell Ltd.	1,354,813
68,098	Antares Energy Ltd.(b)	25,305
14,818	AP Eagers Ltd.	69,518
68,359	APA Group	422,945
80,369	APN News & Media Ltd.(b)	53,010
36,729	Aquila Resources Ltd.(b)	85,303
19,603	ARB Corp. Ltd.	222,176
90,205	Aristocrat Leisure Ltd.	421,515
973,379	Arrium Ltd.	1,076,077
455,767	Asciano Ltd.	2,290,627
74,907	ASG Group Ltd.(b)	25,052
420,632	Atlas Iron Ltd.	353,643
100,506	Aurora Oil and Gas Ltd.(b)	380,949
154,089	Ausdrill Ltd.	133,128
11,583	Ausenco Ltd.	5,972
28,194	Austal Ltd.(b)	27,502
17,417	Austbrokers Holdings Ltd.	164,392
17,602	Austin Engineering Ltd.	33,686
215,773	Australian Agricultural Co. Ltd.(b)	256,579
859	Australian Education Trust REIT	1,381
256,656	Australian Infrastructure Fund Ltd.	954
141,784	Australian Pharmaceutical Industries Ltd.	76,396
89,447	Automotive Holdings Group Ltd.	332,384
45,405	Aveo Group	85,628
377,764	AWE Ltd.(b)	549,224
126,963	Bank of Queensland Ltd.	1,446,045
28,626	BC Iron Ltd.	116,213
792,736	Beach Energy Ltd.	1,263,011
13,385	Bega Cheese Ltd.	64,038
4,598	Bell Financial Group Ltd.	2,520
372,904	Bendigo and Adelaide Bank Ltd.	3,987,371
54,421	Bentham IMF Ltd.	93,783
382,972	Billabong International Ltd.(b)	168,995
Shares		Value
AUSTRALIA (continued)
22,861	Bionomics Ltd.(b)	$9,982
2,485	Blackmores Ltd.	62,100
346,723	BlueScope Steel Ltd.(b)	2,084,017
93,062	Boom Logistics Ltd.(b)	13,833
481,246	Boral Ltd.	2,543,863
84,936	Bradken Ltd.	333,769
14,720	Breville Group Ltd.	125,261
24,551	Brickworks Ltd.	305,853
17,980	BT Investment Management Ltd.	111,913
53,909	Cabcharge Australia Ltd.	194,315
154,604	Caltex Australia Ltd.	3,198,566
255,734	Cape Lambert Resources Ltd.(b)	23,758
75,747	Cardno Ltd.	491,174
490,458	Carnarvon Petroleum Ltd.(b)	39,640
68,742	carsales.com Ltd.	692,893
129,012	Cash Converters International Ltd.	130,638
9,437	Cedar Woods Properties Ltd.	63,473
178,666	Challenger Ltd.	1,170,160
3,659,878	Charter Hall Retail REIT(d)	13,124,061
84,396	Coal of Africa Ltd.(b)(d)	4,861
10,618	Cochlear Ltd.	578,923
293,633	Cockatoo Coal Ltd.(b)	9,547
119,759	Coffey International Ltd.(b)	25,033
82,958	Cooper Energy Ltd.(b)	38,534
19,597	Credit Corp. Group Ltd.	163,850
136,841	Cromwell Property Group REIT	125,854
88,635	Crowe Horwath Australasia Ltd.	30,466
17,217	CSG Ltd.	13,995
267,735	CSR Ltd. - Placement Shares	907,846
4,990	Cudeco Ltd.(b)	8,692
67,759	Dart Energy Ltd.(b)	7,554
5,580	Data#3 Ltd.	3,007
118,091	David Jones Ltd.	431,145
59,446	Decmil Group Ltd.	112,107
232,983	Deep Yellow Ltd.(b)	5,627
7,518	Devine Ltd.(b)	4,959
60,174	Discovery Metals Ltd.(b)(c)	1,453
13,176	Domino’s Pizza Enterprises Ltd.	242,361
235,574	Downer EDI Ltd.	1,092,049
99,001	Drillsearch Energy Ltd.(b)	147,614
180,836	DUET Group	364,552
145,014	DuluxGroup Ltd.	771,932
16,365	DWS Ltd.	16,419
200,220	Echo Entertainment Group Ltd.	524,531
224,451	Elders Ltd.(b)	22,937
399,090	Emeco Holdings Ltd.(b)	96,396
52,026	Energy Resources of Australia Ltd.(b)	64,040
131,257	Energy World Corp. Ltd.(b)	34,752
297,730	Envestra Ltd.	322,228
5,763	ERM Power Ltd.	9,824
26,509	Eservglobal Ltd.(b)	19,701
151,103	Evolution Mining Ltd.	120,020

1

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
AUSTRALIA (continued)
1,261,615	Fairfax Media Ltd.	$1,148,596
3,195	Fantastic Holdings Ltd.	5,550
1,065,862	FAR Ltd.(b)	45,548
16,777	Finbar Group Ltd.	25,794
26,263	Fleetwood Corp. Ltd.	56,360
25,840	Flight Centre Travel Group Ltd.	1,290,284
704,466	Focus Minerals Ltd.(b)	7,853
13,085	Forge Group Ltd.(c)(d)	0
18,654	G.U.D. Holdings Ltd.	92,713
2,973	G8 Education Ltd.	12,898
873,603	Goodman Fielder Ltd.	547,813
95,093	GrainCorp Ltd. - Class A	782,702
140,887	Grange Resources Ltd.	34,030
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	182,650
241,775	Harvey Norman Holdings Ltd.	736,715
842,673	Hillgrove Resources Ltd.(b)	53,233
88,475	Hills Ltd.	138,906
267,872	Horizon Oil Ltd.(b)	94,564
123,936	iiNET Ltd.	824,375
106,875	Iluka Resources Ltd.	882,657
146,767	Imdex Ltd.	100,214
896,963	Incitec Pivot Ltd.	2,399,835
65,287	Independence Group NL	262,621
72,251	Infigen Energy(b)	12,417
32,314	International Ferro Metals Ltd.(b)	5,107
89,852	Intrepid Mines Ltd.(b)	22,955
788,936	Invocare Ltd.(d)	7,798,260
119,959	IOOF Holdings Ltd.	945,024
40,185	Iress Ltd.	309,107
12,036	Iron Ore Holdings Ltd.(b)	10,511
35,560	JB Hi-Fi Ltd.	637,578
7,671	Kagara Ltd.(b)(c)(d)	164
312,325	Kangaroo Resources Ltd.(b)	3,192
132,923	Kingsgate Consolidated Ltd.(b)	110,519
24,777	Kingsrose Mining Ltd.(b)	9,322
73,973	Linc Energy Ltd.(b)	69,624
51,812	Lonestar Resources Ltd.(b)	13,718
2,322	Lycopodium Ltd.	7,032
392,774	Lynas Corp. Ltd.(b)(c)	60,206
27,121	M2 Group Ltd.	142,102
24,540	MACA Ltd.	49,015
328,362	Macmahon Holdings Ltd.(b)	32,030
38,335	Macquarie Atlas Roads Group	110,757
1,285	Macquarie Telecom Group Ltd.	9,550
19,391	Magellan Financial Group Ltd.	225,177
14,118	Maverick Drilling & Exploration Ltd.(b)	3,672
9,278	MaxiTRANS Industries Ltd.	8,274
8,611	Mayne Pharma Group Ltd.(b)	6,800
8,072	McMillan Shakespeare Ltd.	72,814
15,035	McPherson’s Ltd.	16,342
90,754	Medusa Mining Ltd.(b)	151,758
27,057	Melbourne IT Ltd.	36,321
193,955	Mermaid Marine Australia Ltd.	385,593
Shares		Value
AUSTRALIA (continued)
7,630	Mesoblast Ltd.(b)	$33,031
265,208	Metcash Ltd.	684,929
90,921	Metgasco Ltd.(b)	7,348
54,693	Mincor Resources NL	40,902
20,477	Mineral Deposits Ltd.(b)	38,046
35,519	Mineral Resources Ltd.	383,426
984,000	MMG Ltd.(b)	228,455
815,676	Monadelphous Group Ltd.	13,245,655
59,782	Mortgage Choice Ltd.	147,174
476,391	Mount Gibson Iron Ltd.	323,073
319,370	Myer Holdings Ltd.	658,660
1,050	MyState Ltd.	4,487
79,446	Navitas Ltd.	542,467
128,661	New Hope Corp. Ltd.	372,920
37,178	Newsat Ltd.(b)	13,125
536,185	Nexus Energy Ltd.(b)(c)(d)	9,962
122,821	NIB Holdings Ltd.	313,776
8,474	Nick Scali Ltd.	21,334
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	0
102,310	Northern Star Resources Ltd.	111,203
164,658	NRW Holdings Ltd.	171,323
105,154	Nufarm Ltd.	405,404
14,318	Oakton Ltd.	19,287
191,569	OceanaGold Corp.(b)	485,892
6,370	Orocobre Ltd.(b)	13,196
4,066	OrotonGroup Ltd.	15,525
121,855	Otto Energy Ltd.(b)	9,849
75,455	OZ Minerals Ltd.	257,959
494,140	Pacific Brands Ltd.	231,823
2,389,954	Pact Group Holdings Ltd.(b)(d)	7,504,479
182,821	Paladin Energy Ltd.(b)	73,880
338,477	PanAust Ltd.	504,683
5,565	Patties Foods Ltd.	5,945
24,629	Peet Ltd.(b)	29,516
8,389	Perpetual Ltd.	365,508
251,600	Perseus Mining Ltd.(b)	81,807
48,159	Platinum Asset Mangement Ltd.	294,386
67,411	Platinum Australia Ltd.(b)(c)(d)	376
114,913	PMP Ltd.(b)	45,370
53,780	Premier Investments Ltd.	495,618
6,047	Prima Biomed Ltd.(b)	202
261,581	Primary Health Care Ltd.	1,139,707
25,653	Prime Media Group Ltd.	23,593
66,807	Programmed Maintenance Services Ltd.	175,640
681,644	Qantas Airways Ltd.(b)	772,559
67,738	Qube Holdings Ltd.	139,701
92,285	Ramelius Resources Ltd.(b)	9,002
64,692	RCR Tomlinson Ltd.	164,069
17,371	REA Group Ltd.	754,756
30,974	Reckon Ltd.	56,686
95,161	Red Fork Energy Ltd.(b)	9,282
8,531	Reece Australia Ltd.	239,740
31,163	Regional Express Holdings Ltd.(b)	22,292

2

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
AUSTRALIA (continued)
80,483	Regis Resources Ltd.	$181,687
9,792	Reject Shop Ltd. (The)	90,967
380,526	Resolute Mining Ltd.(b)	213,872
11,029	Resource Generation Ltd.(b)	1,691
28,345	Retail Food Group Ltd.	110,070
101,020	Ridley Corp. Ltd.	79,301
260,278	Roc Oil Co. Ltd.(b)	116,063
4,191	Ruralco Holdings Ltd.	13,043
73,019	SAI Global Ltd.	289,653
9,571	Salmat Ltd.	16,983
17,384	Sandfire Resources NL(b)	91,730
513,401	Saracen Mineral Holdings Ltd.(b)	157,393
21,212	Sedgman Ltd.	8,868
43,924	Seek Ltd.	682,264
199,708	Senex Energy Ltd.(b)	123,376
16,377	Servcorp Ltd.	70,594
90,368	Service Stream Ltd.	17,210
16,430	Service Stream Ltd.(b)(d)	3,129
56,330	Seven Group Holdings Ltd.	429,109
329,063	Seven West Media Ltd.	570,128
5,819,257	Shopping Centres Australasia Property Group, REIT(d)	9,379,535
217,982	Sigma Pharmaceuticals Ltd.	146,816
15,184	Silex Systems Ltd.(b)	25,532
113,340	Silver Lake Resources Ltd.(b)	43,170
9,054	Sirtex Medical Ltd.	132,391
36,651	Skilled Group Ltd.	93,293
14,279	Slater & Gordon Ltd.	62,346
7,500	SMS Management & Technology Ltd.	26,128
314,798	Southern Cross Media Group Ltd.	375,794
564,987	SP AusNet(b)	734,820
403,253	Spark Infrastructure Group	661,206
10,795	Specialty Fashion Group Ltd.	9,276
334,245	St Barbara Ltd.(b)	66,760
29,533	Starpharma Holdings Ltd.(b)	19,480
150,289	STW Communications Group Ltd.	196,861
50,249	Sundance Energy Australia Ltd.(b)	48,548
63,254	Sunland Group Ltd.	98,134
65,953	Super Retail Group Ltd.	622,505
67,322	Swick Mining Services Ltd.	15,948
275,283	Tabcorp Holdings Ltd.	951,342
97,054	Tap Oil Ltd.(b)	37,418
54,903	Tassal Group Ltd.	211,670
426,227	Tatts Group Ltd.	1,195,810
27,045	Technology One Ltd.	63,314
521,073	Ten Network Holdings Ltd.(b)	130,700
69,352	TFS Corp. Ltd.	109,527
57,103	Thorn Group Ltd.	113,524
178,032	Tiger Resources Ltd.(b)	58,714
370,481	Toll Holdings Ltd.	1,820,690
188,636	Toro Energy Ltd.(b)	11,916
Shares		Value
AUSTRALIA (continued)
18,996	Tox Free Solutions Ltd.	$61,236
126,484	TPG Telecom Ltd.	697,969
3,780,227	Transfield Services Ltd.(b)	3,353,788
846,788	Transpacific Industries Group Ltd.(b)	877,130
267,850	Treasury Wine Estates Ltd.	948,049
72,379	Troy Resources Ltd.(b)	65,895
90,797	UGL Ltd.	569,363
79,768	Unity Mining Ltd.(b)	1,186
144,020	UXC Ltd.	113,056
101,055	Venture Minerals Ltd.(b)	13,143
65,384	Village Roadshow Ltd.	428,228
836,798	Virgin Australia Holdings Ltd.(b)	287,632
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
12,385	Vocus Communications Ltd.	51,775
52,557	Washington H. Soul Pattinson & Co. Ltd.	723,103
51,135	WDS Ltd.	51,780
8,040	Webjet Ltd.	20,540
42,250	Western Areas NL	162,103
5,683	White Energy Co. Ltd.(b)	898
169,541	Whitehaven Coal Ltd.(b)	229,954
984	Wide Bay Australia Ltd.	5,467
1,550	Windimurra Vanadium Ltd.(b)(c)(d)	0
81,204	Wollongong Coal Ltd.(b)(c)(d)	6,035
42,319	Worleyparsons Ltd.	660,872
31,994	Wotif.com Holdings Ltd.	79,359
5,124	YTC Resources Ltd.(b)	1,023
		132,837,360
AUSTRIA — 0.2%
1,158	Agrana Beteiligungs AG	133,986
401	AMAG Austria Metall AG(e)	13,791
4,961	AMS AG	746,320
26,522	Andritz AG	1,646,035
4,521	A-TEC Industries AG(b)(c)(d)	0
6,286	Austria Technologie & Systemtechnik AG	73,351
6,983	BUWOG AG(b)	128,221
868	CA Immobilien Anlagen AG	16,534
5,957	CAT Oil AG	124,793
4,775	Conwert Immobilien Invest SE	68,763
618	DO & CO AG	36,130
8,152	EVN AG	113,662
3,313	Flughafen Wien AG	324,911
128,837	IMMOFINANZ AG	477,598
1,245	Kapsch TrafficCom AG	69,081
3,028	Lenzing AG	193,241
2,509	Mayr Melnhof Karton AG	319,229
902	Oberbank AG	62,507
14,426	Oesterreichische Post AG	736,711
6,723	Palfinger AG	248,102
10,308	POLYTEC Holding AG	103,995

3

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
AUSTRIA (continued)
36,497	Raiffeisen Bank International AG	$1,151,924
6,417	RHI AG	224,702
516	Rosenbauer International AG	48,679
5,208	S IMMO AG	41,141
4,944	Schoeller-Bleckmann Oilfield Equipment AG	628,083
4,742	Semperit AG Holding	264,566
27,419	Strabag SE	766,500
53,835	Telekom Austria AG	534,018
7,063	UNIQA Insurance Group AG	90,149
7,354	Verbund AG	142,581
14,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	771,432
98,464	Voestalpine AG	4,494,264
53,298	Wienerberger AG	989,725
1,597	Wolford AG(b)	41,653
15,071	Zumtobel AG	313,631
		16,140,009
BAHAMAS — 0.0%
488	United International Enterprises	97,509
BELGIUM — 0.3%
15,584	Ackermans & van Haaren NV	2,015,023
2,240	Aedifica SA REIT	156,160
120,952	Ageas	5,199,359
83,862	AGFA - Gevaert NV(b)	321,114
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	409,851
192	Atenor Group	10,628
105	Banque Nationale de Belgique	507,082
5,911	Barco NV	440,209
41,472	Belgacom SA	1,269,246
2,364	Cie d’Entreprises CFE	260,473
1,433	Cie Immobiliere de Belgique SA	81,908
4,286	Cie Maritime Belge SA	127,248
2,086	Cofinimmo REIT	255,657
15,197	Colruyt SA	858,943
32,670	Deceuninck NV(b)	112,224
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
57,235	Delhaize Group SA	4,251,334
10,786	D’ieteren SA NV	498,748
11,541	Econocom Group	123,800
5,784	Elia System Operator SA NV	306,693
7,746	Euronav NV(b)	93,601
2,288	EVS Broadcast Equipment SA	144,746
12,150	Exmar NV	202,697
677	Intervest Offices & Warehouses REIT	21,133
151	Jensen-Group NV	2,933
993	Kinepolis Group NV	194,316
47	Lotus Bakeries	52,161
3,650	Melexis NV	146,952
Shares		Value
BELGIUM (continued)
15,318	Mobistar SA	$298,476
22,521	NV Bekaert SA	916,400
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
5,199	Nyrstar NV	20,686
1,095	Picanol(b)	43,448
1,265	RealDolmen NV SA(b)	35,819
11,173	Recticel SA	100,445
118	Resilux	17,492
170	Retail Estates NV REIT	13,443
5,564	Sioen Industries NV	68,315
2,739	Sipef NV	239,207
4,255	Telenet Group Holding NV	249,379
11,858	Tessenderlo Chemie NV	362,995
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
3,085	ThromboGenics NV(b)	98,140
21,258	Umicore SA	1,041,813
1,563	Van de Velde NV	83,072
24,240	Viohalco SA(b)	151,904
3,065	Warehouses De Pauw SCA REIT	236,423
178	Wereldhave Belgium NV REIT	22,717
		22,064,413
BERMUDA — 0.7%
58,286	Archer Ltd.(b)	79,227
250,000	Argo Group International Holdings Ltd.(d)	11,105,000
200,000	Aspen Insurance Holdings Ltd.	9,156,000
221,995	Catlin Group Ltd.	1,980,894
381,000	Endurance Specialty Holdings Ltd.	19,362,420
155,814	Golden Ocean Group Ltd.	275,492
157,389	Hiscox Ltd.	1,876,083
2,021	Hoegh LNG Holdings Ltd.(b)	19,719
197,400	Wilson Sons Ltd. - BDR(d)	2,810,831
		46,665,666
BRAZIL — 0.8%
160,000	Abril Educacao SA - Units	2,045,072
12,300	AES Tiete SA	80,538
17,400	AES Tiete SA - Preference Shares	137,031
2,200	Aliansce Shopping Centers SA	17,908
180,200	All - America Latina Logistica SA	709,567
47,275	Alpargatas SA - Preference Shares	232,584
4,500	Arezzo Industria e Comercio SA	50,293
316,057	Autometal SA(d)	2,609,534
7,700	B2W Cia Digital(b)	85,297
60,029	Banco ABC Brasil SA - Preference Shares	351,330
14,700	Banco Daycoval SA - Preference Shares	58,675

4

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
BRAZIL (continued)
95,190	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	$546,443
16,000	Banco Industrial e Comercial SA - Preference Shares	57,047
25,100	Banco Panamericano SA - Preference Shares(b)	41,763
24,447	Banco Pine SA - Preference Shares	80,037
16,200	Banco Sofisa SA - Preference Shares	20,924
17,100	Bematech SA	63,806
103,092	BR Malls Participacoes SA	891,407
25,300	Brasil Brokers Participacoes SA	50,038
11,100	Brasil Insurance Participacoes e Administracao SA	49,682
687,100	Brasil Pharma SA(b)	1,109,344
144,318	Braskem SA - Class A, Preference Shares	983,155
85,900	Brookfield Incorporacoes SA(b)	55,090
16,700	Centrais Eletricas Brasileiras SA	58,419
16,800	Centrais Eletricas Brasileiras SA - Preference Shares	95,236
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares	40,390
36,400	CETIP SA - Mercados Organizados	461,499
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	138,587
168,900	Cia de Locacao das Americas	218,913
25,500	Cia de Saneamento Basico do Estado de Sao Paulo	241,877
10,700	Cia de Saneamento de Minas Gerais-COPASA	167,188
5,300	Cia de Saneamento do Parana - Preference Shares	13,739
3,600	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	39,992
5,100	Cia Energetica de Minas Gerais	39,226
63,400	Cia Energetica de Minas Gerais - Preference Shares	477,402
25,300	Cia Energetica de Sao Paulo -Class B, Preference Shares	295,691
2,775	Cia Energetica do Ceara - Class A, Preference Shares	43,571
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	149,273
29,100	Cia Hering	310,348
27,800	Cia Paranaense de Energia - Class B, Preference Shares	397,971
18,300	Cia Providencia Industria e Comercio SA	66,396
372,100	Cia Siderurgica Nacional SA	1,438,503
8,920	Contax Participacoes SA - Units(b)	66,607
Shares		Value
BRAZIL (continued)
66,600	Cosan SA Industria e Comercio	$1,134,716
11,000	CPFL Energia SA	92,598
11,750	Cremer SA	87,476
167,340	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,013,909
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,129
34,752	Direcional Engenharia SA	171,286
225,980	Duratex SA	980,030
12,500	EcoRodovias Infraestrutura e Logistica SA	73,775
17,700	EDP - Energias do Brasil SA	77,635
390,320	Embraer SA	3,362,730
54,526	Eneva SA(b)	30,078
14,569	Equatorial Energia SA	133,684
32,800	Estacio Participacoes SA	347,896
35,393	Eternit SA	137,778
6,836	Eucatex SA Industria e Comercio - Preference Shares	16,341
123,900	Even Construtora e Incorporadora SA	402,859
27,068	Ez Tec Empreendimentos e Participacoes SA	328,980
2,900	Fertilizantes Heringer SA(b)	6,854
135,878	Fibria Celulose SA(b)	1,343,088
339,400	Fleury SA	2,278,649
2,185	Forjas Taurus SA	1,440
30,937	Forjas Taurus SA - Preference Shares	14,707
141,300	GAEC Educacao SA(b)	1,596,932
108,200	Gafisa SA	176,633
7,000	General Shopping Brasil SA(b)	21,693
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	73,753
50,800	Grendene SA	320,099
3,500	Guararapes Confeccoes SA	163,812
64,740	Helbor Empreendimentos SA	217,760
120,500	Hypermarcas SA	888,990
314,100	Iguatemi Empresa de Shopping Centers SA	3,115,996
7,000	Industrias Romi SA	15,822
9,800	International Meal Co. Holdings SA	77,354
16,470	Iochpe-Maxion SA	148,468
51,534	JHSF Participacoes SA	86,670
424,700	JSL SA(d)	2,289,447
1,600	Kepler Weber SA	25,832
413,900	Klabin SA - Units	2,173,683
45,596	Kroton Educacional SA	969,279
4,000	Light SA	31,752
90,200	Linx SA	1,968,037
33,075	Localiza Rent a Car SA	494,697
36,310	Log-In Logistica Intermodal SA(b)	130,112
21,800	Lojas Americanas SA	140,200

5

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
BRAZIL (continued)
83,200	Lojas Americanas SA - Preference Shares	$632,466
25,700	Lojas Renner SA	748,265
10,400	LPS Brasil Consultoria de Imoveis SA	52,566
8,300	M Dias Branco SA	357,349
23,648	Magnesita Refratarios SA	50,059
235,700	Mahle-Metal Leve SA Industria e Comercio	2,306,525
185,780	Marcopolo SA - Preference Shares	341,607
156,284	Marfrig Global Foods SA(b)	291,576
13,800	Marisa Lojas SA	93,331
22,500	Mills Estruturas e Servicos de Engenharia SA	283,047
18,100	Minerva SA(b)	80,688
19,092	MMX Mineracao e Metalicos SA(b)	22,005
86,300	MRV Engenharia e Participacoes SA	274,024
30,150	Multiplan Empreendimentos Imobiliarios SA	670,135
9,000	Multiplus SA	115,116
32,100	Natura Cosmeticos SA	552,815
70,500	Odontoprev SA	284,561
50,400	Oi SA - Preference Shares(d)	48,371
16,300	Parana Banco SA - Preference Shares	78,585
66,719	Paranapanema SA(b)	111,011
299,658	PDG Realty SA Empreendimentos e Participacoes(b)	182,772
61,700	Porto Seguro SA	906,234
8,400	Profarma Distribuidora de Produtos Farmaceuticos SA	67,961
35,600	QGEP Participacoes SA	136,030
38,309	Raia Drogasil SA	328,498
71,812	Randon Participacoes SA - Preference Shares	228,988
12,900	Restoque Comercio e Confeccoes de Roupas SA	35,580
14,700	Rodobens Negocios Imobiliarios SA	76,211
211,168	Rossi Residencial SA(b)	151,528
25,350	Santos Brasil Participacoes SA - Units	196,683
34,100	Sao Martinho SA	503,299
11,475	Saraiva SA Livreiros Editores - Preference Shares	81,312
20,200	SLC Agricola SA	155,548
188,000	Sonae Sierra Brasil SA	1,512,600
111,473	Sul America SA - Units	809,895
185,953	Suzano Papel e Celulose SA - Class A, Preference Shares	601,288
78,400	Tecnisa SA	242,259
2,000	Tegma Gestao Logistica	16,854
2,800	Tempo Participacoes SA	5,400
Shares		Value
BRAZIL (continued)
8,800	Tereos Internacional SA	$7,064
29,200	Totvs SA	479,169
5,500	TPI - Triunfo Participacoes e Investimentos SA	21,534
27,600	Transmissora Alianca de Energia Eletrica SA - Units	243,600
171,700	Tupy SA	1,374,524
9,600	UNICASA Industria de Moveis SA	18,040
72	Unipar Carbocloro SA - Preference Shares	15
241,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(b)	945,829
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	282,128
52,200	Vanguarda Agro SA(b)	74,914
		59,333,911
CAMBODIA — 0.0%
248,000	NagaCorp Ltd.	225,194
CANADA — 2.4%
14,000	5N Plus, Inc.(b)	61,694
15,424	Aberdeen International, Inc.(b)	1,900
6,775	Absolute Software Corp.	42,465
2,790	Acadian Timber Corp.	32,073
67,953	Advantage Oil & Gas Ltd.(b)	430,267
30,538	Aecon Group, Inc.	512,937
2,700	AG Growth International, Inc.	106,862
44,207	AGF Management Ltd. - Class B	492,466
43,486	Agnico-Eagle Mines Ltd.	1,284,286
59,300	Aimia, Inc.	954,925
14,401	Ainsworth Lumber Co. Ltd.(b)	49,403
2,500	Air Canada - Class A(b)	17,449
1,100	Akita Drilling Ltd. - Class A	17,643
63,500	Alamos Gold, Inc.	593,837
5,880	Algoma Central Corp.	83,958
108,142	Algonquin Power & Utilities Corp.	777,482
8,470	Alliance Grain Traders, Inc.	141,650
43,545	AltaGas Ltd.	1,855,346
10,000	Alterra Power Corp.(b)	2,920
7,748	Altius Minerals Corp.(b)	101,794
11,700	Altus Group Ltd.	207,623
4,403	Alvopetro Energy Ltd.(b)	3,816
80,500	Amerigo Resources Ltd.(b)	35,988
2,600	Amica Mature Lifestyles, Inc.	18,621
39,396	Anderson Energy Ltd.(b)	8,267
81,625	Antrim Energy, Inc.(b)	4,841
4,772	Arsenal Energy, Inc.	29,171
12,175	Artek Exploration Ltd.(b)	47,431
25,400	Atco Ltd. - Class I	1,240,047
87,400	Athabasca Oil Corp.(b)	649,091
22,663	ATS Automation Tooling Systems, Inc.(b)	293,613

6

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CANADA (continued)
67,401	AuRico Gold, Inc.	$280,415
1,900	AutoCanada, Inc.	121,345
3,900	Avigilon Corp.(b)	91,838
396,886	B2Gold Corp.(b)(d)	1,140,633
6,579	Badger Daylighting Ltd.	229,294
46,861	Ballard Power Systems, Inc.(b)	171,018
139,300	Bankers Petroleum Ltd.(b)	758,744
22,100	Banro Corp(b)	9,477
25,728	Baytex Energy Corp.	1,070,856
54,963	Bellatrix Exploration Ltd.(b)	534,561
53,800	Birchcliff Energy Ltd.(b)	623,875
9,842	Bird Construction, Inc.	126,611
15,938	Black Diamond Group Ltd.	501,093
117,207	BlackBerry Ltd.(b)	895,053
126,000	BlackPearl Resources, Inc.(b)	354,071
7,900	Boardwalk Real Estate Investment Trust, REIT	445,292
48,603	Bonavista Energy Corp.	763,600
4,733	Bonterra Energy Corp.	246,873
11,570	Boralex, Inc. - Class A	134,696
100	Brookfield Real Estate Services, Inc.	1,343
6,645	Brookfield Residential Properties, Inc.(b)	130,711
564,313	CAE, Inc.	7,450,033
10,165	Calfrac Well Services Ltd.	351,956
1,862	Calian Technologies Ltd.	32,193
16,600	Calloway Real Estate Investment Trust	405,591
16,191	Calvalley Petroleum, Inc. - Class A(b)	23,340
29,611	Canaccord Genuity Group, Inc.	255,842
16,731	Canacol Energy Ltd.(b)	126,087
4,100	Canada Bread Co. Ltd.	270,229
18,318	Canadian Apartment Properties REIT	351,469
15,185	Canadian Energy Services & Technology Corp.	447,771
11,606	Canadian Real Estate Investment Trust	478,408
84,813	Canadian Western Bank	2,873,915
21,932	Canam Group, Inc. - Class A	280,541
44,277	CanElson Drilling, Inc.	332,062
17,886	Canexus Corp.	78,656
44,643	Canfor Corp.(b)	1,012,568
17,943	Canfor Pulp Products, Inc.	199,394
16,000	CanWel Building Materials Group Ltd.	38,392
9,688	Canyon Services Group, Inc.	133,292
6,007	Capital Power Corp.	134,932
58,241	Capstone Infrastructure Corp.	215,206
143,183	Capstone Mining Corp.(b)	377,536
47,246	Cascades, Inc.	276,739
7,306	Cash Store Financial Services, Inc. (The)(b)	771
11,809	Cathedral Energy Services Ltd.	46,113
16,407	CCL Industries, Inc. - Class B	1,491,831
Shares		Value
CANADA (continued)
87,500	Celestica, Inc.(b)	$970,759
104,494	Centerra Gold, Inc.	535,793
104,378	Cequence Energy Ltd.(b)	287,598
1,900	Cervus Equipment Corp.	37,288
8,900	Chartwell Retirement Residences REIT	84,692
87,396	China Gold International Resources Corp. Ltd.(b)	224,859
16,355	Chinook Energy, Inc.(b)	28,650
4,620	Churchill Corp. (The) - Class A	46,662
28,912	Cineplex, Inc.	1,089,690
18,051	Claude Resources, Inc.(b)	2,964
9,100	Cogeco Cable, Inc.	498,152
4,665	Cogeco, Inc.	244,476
28,143	COM DEV International Ltd.(b)	93,720
10,255	Cominar Real Estate Investment Trust	177,770
10,200	Computer Modelling Group Ltd.	278,068
131,262	Connacher Oil and Gas Ltd.(b)	38,922
3,107	Constellation Software, Inc.	688,129
5,800	Contrans Group, Inc. - Class A	76,095
55,139	Copper Mountain Mining Corp.(b)	117,215
4,700	Corby Spirit and Wine Ltd.	93,781
62,122	Corus Entertainment, Inc. - Class B	1,395,414
56,517	Cott Corp.	458,922
56,307	Crew Energy, Inc.(b)	638,048
35,826	Crocotta Energy, Inc.(b)	122,901
37,504	Davis & Henderson Corp.	1,086,061
19,795	DeeThree Exploration Ltd.(b)	212,028
63,438	Delphi Energy Corp.(b)	193,894
123,700	Denison Mines Corp.(b)	169,290
17,700	Descartes Systems Group, Inc. (The)(b)	239,811
11,274	DHX Media Ltd.	50,710
3,059	DirectCash Payments, Inc.	41,194
30,931	Dollarama, Inc.	2,572,574
41,240	Dominion Diamond Corp.(b)	518,110
13,809	Dorel Industries, Inc. - Class B	494,884
16,835	DragonWave, Inc.(b)	23,347
35,170	Duluth Metals Ltd.(b)	19,895
49,786	Dundee Precious Metals, Inc.(b)	165,340
8,500	Dundee Real Estate Investment Trust - Class A, REIT	223,968
11,964	Dynasty Metals & Mining, Inc.(b)	14,735
405	E-L Financial Corp. Ltd.	267,155
213,500	Eldorado Gold Corp.	1,301,200
10,019	Emera, Inc.	309,880
8,287	Enbridge Income Fund Holdings, Inc.	201,419
61,981	Endeavour Silver Corp.(b)	283,313
8,281	Enerflex Ltd.	131,765
2,736	Energy Fuels, Inc.(b)	21,268

7

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CANADA (continued)
123,510	Enerplus Corp.	$2,739,408
2,342	Enghouse Systems Ltd.	66,774
71,016	Ensign Energy Services, Inc.	1,117,673
29,186	Epsilon Energy Ltd.(b)	106,513
9,245	Equal Energy Ltd.	41,837
5,842	Equitable Group, Inc.	321,002
75,613	Essential Energy Services Trust(b)	197,302
1,100	Evertz Technologies Ltd.	16,359
1,700	Excellon Resources, Inc.(b)	2,249
2,974	Exchange Income Corp.	50,387
5,600	Exco Technologies Ltd.	47,261
14,469	EXFO, Inc.(b)	65,345
16,600	Extendicare, Inc.	102,079
64,225	Finning International, Inc.	1,734,465
553	Firm Capital Mortgage Investment Corp.	6,095
9,091	First Capital Realty Inc.	148,883
30,350	First Majestic Silver Corp.(b)	287,980
2,412	First National Financial Corp.	52,397
9,700	FirstService Corp.	478,783
835	Fortress Paper Ltd. - Class A(b)	2,400
57,167	Fortuna Silver Mines, Inc.(b)	236,794
1,088	Gamehost, Inc.	14,860
34,852	Genworth MI Canada, Inc.	1,222,626
23,276	Gibson Energy, Inc.	621,373
1,500	Gildan Activewear, Inc.	76,680
2,500	Glentel, Inc.	26,117
2,859	GLG Life Tech Corp.(b)	1,617
4,565	Gluskin Sheff & Associates, Inc.	137,194
2,010	GLV, Inc. - Class A(b)	7,354
14,327	GMP Capital, Inc.	108,624
144,213	Gran Tierra Energy, Inc.(b)	1,024,971
2,800	Granite Real Estate Investment Trust	107,856
33,752	Great Canadian Gaming Corp.(b)	466,532
23,182	Great Panther Silver Ltd.(b)	25,381
6,784	Guardian Capital Group Ltd. - Class A	105,221
19,400	Guyana Goldfields, Inc.(b)	42,480
7,102	Heroux-Devtek, Inc.(b)	74,257
670	High Liner Foods, Inc.	27,080
3,627	HNZ Group, Inc.	74,522
27,800	Home Capital Group, Inc.	1,174,598
27,827	Horizon North Logistics, Inc.	202,854
72,091	HudBay Minerals, Inc.	614,982
5,600	Hudson’s Bay Co.	88,543
205,300	IAMGOLD Corp.	715,520
7,800	Imax Corp.(b)	199,901
27,086	Imperial Metals Corp.(b)	344,738
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,630,742
24,979	Innergex Renewable Energy, Inc.	241,574
Shares		Value
CANADA (continued)
23,670	International Forest Products Ltd. - Class A(b)	$358,921
5,748	International Tower Hill Mines Ltd.(b)	3,881
25,626	Intertape Polymer Group, Inc.	300,671
18,561	Ivernia, Inc.(b)	2,201
22,616	Jean Coutu Group PJC, Inc. (The) Class A	455,807
10,550	Just Energy Group, Inc.	83,838
276,940	Katanga Mining Ltd.(b)(d)	117,492
1,300	K-Bro Linen, Inc.	47,443
16,550	Kelt Exploration Ltd.(b)	207,923
25,539	Keyera Corp.	1,698,639
13,811	Killam Properties, Inc.	131,677
1,953	Kingsway Financial Services, Inc.(b)	11,529
16,100	Kirkland Lake Gold, Inc.(b)	45,389
6,230	Knight Therapeutics, Inc.(b)	33,024
103,500	Lake Shore Gold Corp.(b)	83,098
13,254	Laramide Resources Ltd.(b)	6,409
16,985	Laurentian Bank of Canada	729,578
1,200	Le Chateau, Inc. - Class A(b)	2,989
76,800	Legacy Oil & Gas, Inc.(b)	597,695
8,682	Leisureworld Senior Care Corp.	96,797
13,400	Leon’s Furniture Ltd.	184,119
98,037	Lightstream Resources Ltd.	589,447
29,705	Linamar Corp.	1,487,079
8,170	Liquor Stores N.A. Ltd.	88,554
58,157	Long Run Exploration Ltd.	293,955
59,500	Lucara Dianmond Corp.(b)	103,686
226,995	Lundin Mining Corp.(b)	1,159,776
17,647	MacDonald Dettwiler & Associates Ltd.	1,368,546
4,400	Magellan Aerospace Corp.	34,845
500	Mainstreet Equity Corp.(b)	16,559
43,095	Major Drilling Group International, Inc.	338,925
40,633	Mandalay Resources Corp.	35,219
11,156	Manitoba Telecom Services, Inc.	308,303
48,666	Maple Leaf Foods, Inc.	804,107
40,911	Martinrea International, Inc.	412,077
10,600	MBAC Fertilizer Corp.(b)	5,319
2,300	McCoy Corp.	13,220
57,969	McEwen Mining - Minera Andes Acquisition Corp.(b)	138,040
6,400	Medical Facilities Corp.	111,236
3,929	MEGA Brands, Inc.(b)	63,592
1,400	Melcor Developments Ltd.	29,250
29,200	Methanex Corp.	1,808,666
13,007	Mitel Networks Corp.(b)	119,146
219,202	Morguard Real Estate Investment Trust(d)	3,361,877
15,887	Morneau Shepell, Inc.	232,496
1,400	MTY Food Group, Inc.	38,703
44,077	Mullen Group Ltd.	1,195,172
123,837	Nevsun Resources Ltd.	448,550

8

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CANADA (continued)
6,729	New Flyer Industries, Inc.	$71,339
225,700	New Gold, Inc.(b)	1,140,804
13,950	New Millennium Iron Corp.(b)	5,218
45,336	Newalta Corp.	831,398
14,000	Niko Resources Ltd.(b)	26,313
7,923	Norbord, Inc.	194,090
31,488	Nordion, Inc.(b)	363,992
4,148	North American Energy Partners, Inc.	32,585
15,831	North West Co. Inc., (The)	350,115
6,358	Northern Dynasty Minerals Ltd.(b)	4,815
314,600	Northern Property Real Estate Investment Trust(d)	8,031,119
20,118	Northland Power, Inc.	314,421
3,613	NorthWest Healthcare Properties Real Estate Investment Trust	33,030
47,000	Novagold Resources, Inc.(b)	165,522
46,201	NuVista Energy Ltd.(b)	461,146
25,200	Open Text Corp.(f)	1,242,699
2,104	Open Text Corp.(f)	103,811
32,506	Orvana Minerals Corp.(b)	18,981
92,400	Osisko Mining Corp.(b)	661,776
10,216	Painted Pony Petroleum Ltd.(b)	105,511
37,045	Pan American Silver Corp.	479,941
55,124	Parex Resources, Inc.(b)	551,215
19,488	Parkland Fuel Corp.	360,938
472,514	Pason Systems, Inc.(d)	13,122,874
289,073	Pengrowth Energy Corp.	1,877,834
243,465	Penn West Petroleum Ltd.	2,201,303
780	Perpetual Energy, Inc.(b)	1,281
9,000	Petaquilla Minerals Ltd.(b)	1,724
27,400	Peyto Exploration & Development Corp.	1,010,204
113,000	Phoscan Chemical Corp.(b)	30,929
3,906	PHX Energy Services Corp.	53,848
2,100	Points International Ltd.(b)	48,072
160,453	Precision Drilling Corp.(f)	2,086,087
489	Precision Drilling Corp.(f)	6,357
13,536	Premium Brands Holdings Corp.	261,198
55,909	Primero Mining Corp.(b)	353,496
816	Progressive Waste Solutions Ltd.	19,886
31,060	Progressive Waste Solutions Ltd. - Placement Shares	756,061
20,867	Pulse Seismic, Inc.	69,680
500	Pure Technologies Ltd.	3,225
9,975	QLT, Inc.(d)	57,699
27,400	Quebecor, Inc. - Class B	646,221
52,100	Questerre Energy Corp. - Class A(b)	59,893
10,943	RB Energy, Inc.(b)	6,889
10,077	Reitmans (Canada) Ltd. - Class A	61,140
4,400	Richelieu Hardware Ltd.	197,068
Shares		Value
CANADA (continued)
500,000	Ritchie Bros Auctioneers, Inc.	$12,500,000
284,100	Ritchie Bros. Auctioneers, Inc.	7,099,584
58,032	RMP Energy, Inc.(b)	442,103
3,231	Rock Energy, Inc.(b)	19,308
7,630	Rocky Mountain Dealerships, Inc.	73,721
40,812	Rogers Sugar, Inc.	182,454
76,007	RONA, Inc.	766,276
33,389	Russel Metals, Inc.	982,433
21,300	Sandstorm Gold Ltd.(b)	117,961
188,000	Sandvine Corp.(b)	668,948
56,481	Savanna Energy Services Corp.	458,114
64,511	Scorpio Mining Corp.(b)	15,303
4,300	Sears Canada Inc.	62,967
14,006	Secure Energy Services, Inc.	251,228
149,667	SEMAFO, Inc.	559,860
26,812	ShawCor Ltd.	1,194,254
167,000	Sherritt International Corp.	706,975
19,469	Sierra Wireless, Inc.(b)	420,270
44,500	Silver Standard Resources, Inc.(b)	440,514
35,300	Sprott Resource Corp.	81,483
28,531	Sprott, Inc.	84,600
26,630	Spyglass Resources Corp.	43,976
33,100	St. Andrew Goldfields Ltd.(b)	9,815
10,542	Stantec, Inc.	624,797
7,060	Stella-Jones, Inc.	192,982
2,400	Strad Energy Services Ltd.	9,832
26,948	Student Transportation, Inc.	166,450
23,746	SunOpta, Inc.(b)	275,796
33,553	Superior Plus Corp.	404,393
41,238	Surge Energy, Inc.	260,736
11,967	TAG Oil Ltd.(b)	34,829
50,222	Taseko Mines Ltd.(b)	108,596
29,538	Tembec, Inc.(b)	65,218
86,490	Teranga Gold Corp.(b)	56,816
45,730	Teranga Gold Corp. - CDI(b)	31,437
41,669	Timmins Gold Corp.(b)	58,547
8,357	TMX Group Ltd.	440,247
17,374	TORC Oil & Gas Ltd.	212,093
23,345	Toromont Industries Ltd.	577,422
28,051	Torstar Corp. - Class B.	167,121
22,950	Total Energy Services, Inc.	452,279
485	Tourmaline Oil Corp.(b)	25,108
146,200	TransAlta Corp.	1,786,066
34,378	Transcontinental, Inc. - Class A	500,905
41,874	TransForce, Inc.	914,233
29,700	TransGlobe Energy Corp.(b)	231,411
44,600	Trican Well Service Ltd.	638,858
20,400	Trilogy Energy Corp.	558,369
70,509	Trinidad Drilling Ltd.	788,687
200,200	Turquoise Hill Resources Ltd.(b)	778,114
159,118	Twin Butte Energy Ltd.	342,611
8,241	Uni-Select, Inc.	225,790
4,141	Valener, Inc.	58,976

9

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CANADA (continued)
433	Vermilion Energy, Inc.	$28,811
3,200	Vicwest, Inc.	27,853
7,539	Virginia Mines, Inc.(b)	78,413
4,010	Wajax Corp.	129,697
2,361	Wesdome Gold Mines Ltd.(b)	1,788
22,352	West Fraser Timber Co. Ltd.	999,268
26,197	Western Energy Services Corp.	269,128
71,338	Western Forest Products, Inc.	142,539
3,630	WesternOne, Inc. - Units	24,839
6,300	Westjet Airlines Ltd.	143,468
5,917	Westshore Terminals Investment Corp.	192,294
7,900	Whistler Blackcomb Holdings, Inc.	118,206
54,450	Whitecap Resources, Inc.	718,350
33,200	Wi-Lan, Inc.	102,079
11,548	Winpak Ltd.	291,005
10,050	WSP Global, Inc.	343,940
14,274	Xtreme Drilling and Coil Services Corp.(b)	65,246
17,772	Zargon Oil & Gas Ltd.	156,633
2,000	ZCL Composites, Inc.	11,514
		170,693,874
CAYMAN ISLANDS — 0.0%
23,308	China Great Star International Ltd.(b)	70,716
95,746	Endeavour Mining Corp.(b)	75,126
		145,842
CHILE — 0.1%
383,012	AES Gener SA	206,013
487,853	Aguas Andinas SA - Class A	300,966
130,649	Banmedica SA	211,861
77,620	Besalco SA	67,956
30,829	CAP SA	462,226
243,906	CFR Pharmaceuticals SA	49,710
2,925	Cia Cervecerias Unidas SA	34,524
43,481	Cia General de Electricidad SA	204,207
18,733	Cia Sud Americana de Vapores SA(b)	890
924,504	Colbun SA	228,744
50,487,302	CorpBanca SA	591,616
17,201	Cristalerias de Chile SA(d)	124,986
61,992	E.CL SA	78,740
15,622	Embotelladora Andina SA - Class A, Preference Shares	50,112
16,401	Embotelladora Andina SA - Class B, Preference Shares	65,981
37,467	Empresas Hites SA	20,923
32,243	ENTEL Chile SA	395,827
20,702	Forus SA	87,320
12,790	Gasco SA	112,202
138,767	Grupo Security SA	48,448
448,016	Inversiones Aguas Metropolitanas SA	741,584
4,287	Latam Airlines Group SA - BDR	62,005
Shares		Value
CHILE (continued)
535,964	Madeco SA(b)	$2,223
1,142,051	Masisa SA	56,672
952	Molibdenos y Metales SA	12,949
134,264	Multiexport Foods SA(b)	30,217
113,026	Parque Arauco SA	202,293
22,204	PAZ Corp. SA	12,435
163,857	Ripley Corp. SA	106,575
158,473	Sigdo Koppers SA	258,385
20,922	Sociedad Matriz SAAM SA	1,691
179,081	Socovesa SA	33,324
134,117	Sonda SA	310,184
235,571	Vina Concha y Toro SA	492,639
853,398	Vina San Pedro Tarapaca SA	5,747
		5,672,175
CHINA — 1.2%
2,349,500	AAC Technologies Holdings, Inc.	13,121,889
938,000	Agile Property Holdings Ltd.	761,003
858,000	Air China Ltd. - H Shares	486,937
297,090	Airtac International Group	3,192,453
1,074,000	Aluminum Corp. of China Ltd. - H Shares(b)	383,722
680,000	Angang Steel Co. Ltd. - H Shares(b)	412,230
22,000	Anhui Expressway Co. Ltd. - H Shares	11,975
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	6,150
178,000	ANTA Sports Products Ltd.	260,355
408,000	Anton Oilfield Services Group	269,967
639,000	Asia Cement China Holdings Corp.	464,850
96,000	Aupu Group Holding Co. Ltd.	11,268
98,000	AVIC International Holdings Ltd.(b)	35,393
196,000	AviChina Industry & Technology Co. - H Shares	104,662
113,500	Baoxin Auto Group Ltd.	85,642
196,000	Baoye Group Co. Ltd. - H Shares	116,291
287,000	BBMG Corp. - H Shares	201,749
1,024,000	Beijing Capital International Airport Co. Ltd. - H Shares	710,584
716,000	Beijing Capital Land Ltd. - H Shares	241,039
50,000	Beijing Jingneng Clean Energy Co. Ltd.	21,476
420,000	Beijing North Star Co. Ltd. - H Shares	98,053
33,500	Biostime International Holdings Ltd.	222,528
17,500	Bloomage Biotechnology Corp. Ltd.	47,063
47,000	Boer Power Holdings Ltd.	61,713
577,000	BYD Electronic International Co. Ltd.(b)	355,743

10

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CHINA (continued)
361,656	Central China Real Estate Ltd.	$89,097
58,000	Changshouhua Food Co. Ltd.	58,876
249,000	Chaowei Power Holdings Ltd.	128,146
70,000	China Animal Healthcare Ltd.(b)	45,686
861,000	China Aoyuan Property Group Ltd.	146,592
431,000	China Automation Group Ltd.	76,717
960,857	China BlueChemical Ltd. - H Shares	515,567
833,000	China Coal Energy Co. Ltd. - H Shares	450,186
1,190,000	China Communications Services Corp. Ltd. - H Shares	603,216
545,500	China COSCO Holdings Co. Ltd. - H Shares(b)	216,006
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	16,075
954,000	China Dongxiang Group Co.	168,578
144,000	China Dredging Environment Protection Holdings Ltd.(b)	49,406
646,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	199,142
952,000	China Gas Holdings Ltd.	1,547,179
789,500	China Hongqiao Group Ltd.	539,711
332,500	China Huiyuan Juice Group Ltd.(b)	217,865
90,400	China International Marine Containers Group Co. Ltd. - H Shares	177,933
251,000	China ITS Holdings Co. Ltd.	47,915
251,000	China Lesso Group Holdings. Ltd.	133,384
66,000	China Lilang Ltd.	42,564
215,000	China Longyuan Power Group Corp. - H Shares	221,296
135,000	China Medical System Holdings Ltd.	159,849
367,000	China Mengniu Dairy Co. Ltd.	1,886,372
180,000	China Modern Dairy Holdings Ltd.(b)	77,080
247,678	China Molybdenum Co. Ltd. - H Shares	110,215
1,568,084	China National Building Material Co. Ltd. - H Shares	1,482,540
641,000	China National Materials Co. Ltd. - H Shares	124,017
200,000	China Qinfa Group Ltd.	8,513
1,344,000	China Railway Construction Corp. Ltd. - H Shares	1,111,195
1,150,000	China Railway Group Ltd. - H Shares	511,741
216,000	China Rare Earth Holdings Ltd.(b)	27,582
783,000	China Rongsheng Heavy Industries Group Holdings Ltd.(b)	135,332
Shares		Value
CHINA (continued)
271,000	China Sanjiang Fine Chemicals Co. Ltd.	$118,496
737,400	China SCE Property Holdings Ltd.	159,788
1,215,488	China Shanshui Cement Group Ltd.	468,765
138,000	China Shineway Pharmaceutical Group Ltd.	241,720
2,019,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	481,794
862,000	China Shipping Development Co. Ltd., H Shares(b)	471,418
958,000	China Southern Airlines Co. Ltd. - H Shares	285,437
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	51,704
176,000	China Taifeng Beddings Holdings Ltd.	19,523
400,000	China Tontine Wines Group Ltd.(b)	17,284
520,000	China Yurun Food Group Ltd.(b)	250,176
466,500	China Zhengtong Auto Services Holdings Ltd.(b)	253,920
1,005,600	China Zhongwang Holdings Ltd.(b)	313,887
350,000	Chinasoft International Ltd.(b)	100,671
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	44,669
278,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	35,857
1,620,000	Chongqing Rural Commercial Bank - H Shares	710,439
228,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	69,403
158,000	Comtec Solar Systems Group Ltd.(b)	24,863
292,000	Coolpad Group Ltd.	126,171
1,587,291	Country Garden Holdings Co. Ltd.	636,722
3,578,000	CPMC Holdings Ltd.(d)	2,838,236
9,516,000	Dalian Port PDA Co. Ltd. - H Shares(d)	2,246,149
538,000	Daphne International Holdings Ltd.	215,812
230,000	Datang International Power Generation Co. Ltd. - H Shares	85,735
17,000	Delong Holdings Ltd.(b)	5,085
79,600	Dongfang Electric Corp. Ltd. - H Shares	124,231
11,100	Dongjiang Environmental Co. Ltd. - H Shares	39,945
794,000	Dongyue Group Ltd.	317,479
184,000	ENN Energy Holdings Ltd.	1,286,323
4,375,000	Evergrande Real Estate Group Ltd.	1,952,483

11

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CHINA (continued)
1,258,500	Fantasia Holdings Group Co. Ltd.	$167,195
1,505,000	FIH Mobile Ltd.(b)	811,420
174,000	First Tractor Co. Ltd. - H Shares	101,892
673,500	Fosun International Ltd.	814,842
511,600	Fufeng Group Ltd.	194,664
148,000	Golden Eagle Retail Group Ltd.	190,895
5,441,600	GOME Electrical Appliances Holdings Ltd.	1,024,737
131,000	Goodbaby International Holdings Ltd.	71,811
308,000	Great Wall Technology Co. Ltd. - H Shares(b)	119,578
74,000	Greatview Aseptic Packaging Co. Ltd.	45,147
111,000	Greenland Hong Kong Holdings Ltd.	50,539
441,000	Greentown China Holdings Ltd.	443,676
950,000	Guangshen Railway Co. Ltd. - H Shares	359,025
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	471,798
76,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	226,443
498,000	Guangzhou R&F Properties Co. Ltd. - H Shares	650,044
30,400	Guangzhou Shipyard International Co. Ltd. - H Shares(c)(d)	53,640
329,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	81,900
56,000	Hainan Meilan International Airport Co. Ltd. - H Shares	53,089
2,603,000	Haitian International Holdings Ltd.	5,244,308
494,000	Harbin Electric Co. Ltd. - H Shares	288,641
3,695,000	Hilong Holding Ltd.	1,925,435
79,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(b)	93,643
475,000	Honghua Group Ltd.	112,119
28,000	Hopefluent Group Holdings Ltd.	9,173
138,000	Huadian Power International Corp. Ltd. - H Shares	74,937
1,512,000	Huaneng Renewables Corp. Ltd. - H Shares	468,054
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	55,721
268,500	Intime Retail Group Co. Ltd.	263,549
80,000	JES International Holdings Ltd.(b)	5,041
122,000	Jiangsu Expressway Co. Ltd. - H Shares	137,375
Shares		Value
CHINA (continued)
378,000	Jiangxi Copper Co. Ltd. - H Shares	$624,072
92,000	Jingwei Textile Machinery - H Shares	80,692
1,141,000	Kaisa Group Holdings Ltd.	362,038
114,000	Kasen International Holdings Ltd.(b)	24,115
228,000	Kingdee International Software Group Co. Ltd.(b)	67,933
73,000	Kingsoft Corp. Ltd.	224,566
84,000	Labixiaoxin Snacks Group Ltd.(c)(d)	32,504
64,000	Leoch International Technology Ltd.(b)	9,411
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	5,456
245,750	Li Ning Co. Ltd.(b)	171,167
58,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	32,168
26,000	Lingbao Gold Co. Ltd. - H Shares	4,594
741,500	Longfor Properties Co. Ltd.	958,323
1,019,000	Lonking Holdings Ltd.(b)	187,950
1,182,000	Maanshan Iron & Steel Co. Ltd. - H Shares(b)	246,982
872,000	Maoye International Holdings Ltd.	124,845
1,396,000	Metallurgical Corp. of China Ltd. - H Shares(b)	268,290
2,874,000	Microport Scientific Corp.	1,946,162
146,000	Minth Group Ltd.	229,368
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares(c)(d)	20,173
310,000	NVC Lighting Holdings Ltd.	77,171
179,000	O-Net Communications Group Ltd.	46,407
96,800	Pacific Online Ltd.	52,439
70,000	Pan Asia Environmental Protection Group Ltd.(b)	12,911
645,000	Parkson Retail Group Ltd.	188,851
363,000	Peak Sport Products Co. Ltd.	101,601
750,000	Powerlong Real Estate Holdings Ltd.	113,183
82,000	Prince Frog International Holdings Ltd.	23,586
402,000	Qingling Motors Co. Ltd. - H Shares	123,406
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,935
67,000	Real Gold Mining Ltd.(b)(c)(d)	2,273
5,423,430	Renhe Commercial Holdings Co. Ltd.(b)	311,291
193,000	Sany Heavy Equipment International Holdings Co. Ltd.	44,809
34,500	Sateri Holdings Ltd.	6,408
10,509,806	Semiconductor Manufacturing International Corp.(b)	854,020

12

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CHINA (continued)
253,500	Shandong Chenming Paper Holdings Ltd. - H Shares	$111,825
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	13,691
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	486,937
678,000	Shanghai Electric Group Co. Ltd. - H Shares	265,850
26,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	89,553
724,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	175,562
205,600	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	376,569
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	33,502
687,000	Shengli Oil & Gas Pipe Holdings Ltd.	35,002
204,000	Shenguan Holdings Group Ltd.	87,358
32,000	Shenzhen Expressway Co. Ltd. - H Shares	14,611
162,000	Shenzhou International Group Holdings Ltd.	557,904
1,728,381	Shui On Land Ltd.	457,011
64,000	Shunfeng Photovoltaic International Ltd.(b)	82,467
257,000	Sihuan Pharmaceutical Holdings Group Ltd.	283,090
65,000	Sino Grandness Food Industry Group Ltd.(b)	35,774
73,000	SinoMedia Holding Ltd.	64,027
1,780,939	Sino-Ocean Land Holdings Ltd.	941,816
378,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	92,148
351,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	77,870
200,400	Sinopharm Group Co. Ltd. - H Shares	527,304
1,009,000	Sinotrans Ltd. - H Shares	557,016
413,500	Sinotruk Hong Kong Ltd.	219,205
111,000	SITC International Holdings Co. Ltd.	48,965
1,600,500	SOHO China Ltd.	1,273,720
170,000	Springland International Holdings Ltd.	66,878
140,000	SPT Energy Group, Inc.	76,023
812,000	Sunac China Holdings Ltd.	412,653
194,000	Sunny Optical Technology Group Co. Ltd.	226,706
238,000	TCL Communication Technology Holdings Ltd.(b)	253,872
88,000	Tian Shan Development Holdings Ltd.	34,279
554,000	Tiangong International Co. Ltd.(c)	96,467
Shares		Value
CHINA (continued)
804,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	$2,317,750
15,200	Tonly Electronics Holdings Ltd.	11,567
165,500	Travelsky Technology Ltd. - H Shares	126,159
110,000	Trigiant Group Ltd.	34,335
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	3,059
262,000	Uni-President China Holdings Ltd.	216,955
132,000	Weichai Power Co. Ltd. - H Shares	459,696
319,000	Weiqiao Textile Co. - H Shares	177,749
1,510,000	West China Cement Ltd.	163,602
384,000	Winsway Coking Coal Holding Ltd.(b)	17,335
135,000	Wumart Stores, Inc. - H Shares	132,511
626,000	Xiamen International Port Co. Ltd. - H Shares	92,855
3,993,000	Xingda International Holdings Ltd.	1,756,251
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	100,696
151,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	164,209
433,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	78,190
838,000	Xinyi Solar Holdings Ltd.(b)	224,823
142,000	Xiwang Property Holdings Co. Ltd.	7,052
283,000	Xiwang Special Steel Co. Ltd.	34,312
81,000	Yantai North Andre Juice Co. - H Shares	20,164
1,066,000	Yanzhou Coal Mining Co. Ltd. - H Shares	802,977
648,760	Yuzhou Properties Co. Ltd.	149,786
166,000	Zall Development Group Ltd.	57,810
434,500	Zhaojin Mining Industry Co. Ltd. - H Shares	260,601
96,000	Zhejiang Expressway Co. Ltd. - H Shares	83,086
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
46,400	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	25,256
525,000	Zhong An Real Estate Ltd.(b)	124,598
131,500	Zhongsheng Group Holdings Ltd.	159,775
67,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	196,603
1,318,000	Zijin Mining Group Co., Ltd.	321,300
740,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	493,864

13

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
CHINA (continued)
100,000	ZTE Corp. - H Shares(b)	$204,051
		86,356,556
COLUMBIA — 0.0%
152,173	Pacific Rubiales Energy Corp.	2,483,805
CYPRUS — 0.0%
279,720	Bank of Cyprus Public Co. Ltd.(b)(c)(d)	0
37,338	Deep Sea Supply Plc(b)	55,590
71,521	ProSafe SE	629,266
87,837	Songa Offshore(b)	36,203
		721,059
DENMARK — 0.7%
2,314	ALK-Abello A/S	320,433
57,902	Alm Brand A/S(b)	280,900
8,231	Amagerbanken A/S(b)(c)(d)	0
862	Ambu A/S - Class B	57,600
6,801	Auriga Industries A/S - Class B(b)	251,561
18,742	Bang & Olufsen A/S(b)	193,342
10,357	Bavarian Nordic A/S(b)	219,461
1,079	Brodrene Hartmann A/S	38,708
561,699	Chr. Hansen Holding A/S	25,318,217
17,171	D/S Norden A/S	686,202
3,394	DFDS A/S	268,113
48,608	DSV A/S	1,621,772
1,987	East Asiatic Co. Ltd. A/S	26,407
21,341	FLSmidth & Co. A/S	1,140,434
81,337	GN Store Nord A/S	1,962,369
4,777	Greentech Energy Systems AS(b)	10,833
18,588	H. Lundbeck A/S	542,438
3,538	H+H International A/S - Class B(b)	30,711
519	IC Companys A/S	15,483
37,222	Jyske Bank A/S(b)	2,044,443
18,842	NKT Holding A/S	1,187,256
70	Nordjyske Bank A/S	1,509
250	Norresundby Bank A/S	12,337
6,068	Pandora A/S	408,180
3,031	Parken Sport & Entertainment A/S(b)	40,282
1,113	PER Aarsleff A/S - Class B	201,705
1,788	Ringkjoebing Landbobank A/S	409,113
3,450	Rockwool International A/S - Class B	664,991
1,853	Royal UNIBREW	288,283
9,377	Schouw & Co.	522,881
16,820	SimCorp AS	644,037
2,457	Solar A/S - Class B	169,889
23,971	Spar Nord Bank A/S	269,562
44,562	Sydbank A/S(b)	1,187,768
33	Tivoli A/S	18,647
39,109	TK Development A/S(b)	67,241
37,860	Topdanmark AS(b)	1,106,948
Shares		Value
DENMARK (continued)
33,402	TopoTarget A/S(b)	$22,475
4,331	Tryg A/S	411,364
130,586	Vestas Wind Systems A/S(b)	5,796,271
4,754	William Demant Holding A/S(b)	425,651
		48,885,817
FAEROE ISLANDS — 0.0%
110	Atlantic Petroleum(b)	1,963
7,482	Bakkafrost	117,058
876	BankNordik	19,051
		138,072
FINLAND — 0.5%
7,357	Ahlstrom Oyj	78,388
872	Aktia Bank Oyj	10,912
39,132	Amer Sports Oyj	807,830
920	Apetit Oyj	24,621
1,770	Aspo Oyj	14,660
2,875	Atria Plc	28,399
999	Bank of Aland Plc - Class B	12,196
1,446	BasWare Oyj	68,268
18,521	Biotie Therapies Oyj(b)	5,910
15,775	Cargotec Oyj - Class B	703,835
93,678	Caverion Corp.	1,034,513
93,179	Citycon Oyj	349,033
2,317	Comptel Oyj	1,864
4,120	Cramo Oyj	91,740
7,193	Digia Plc	40,416
1,089	Elektrobit Oyj	3,973
26,571	Elisa Oyj	793,665
10,761	Finnair Oyj(b)	44,937
4,202	Finnlines Oyj(b)	45,588
12,672	Fiskars Oyj Abp	343,874
31,761	F-Secure Oyj	107,074
13,263	HKScan Oyj - A Shares	70,289
40,603	Huhtamaki Oyj	1,066,336
23,392	Kemira Oyj	356,981
2,280	Kesko Oyj - Class A	90,972
31,775	Kesko Oyj - Class B	1,297,802
15,462	Konecranes Oyj	498,311
5,863	Lassila & Tikanoja Oyj	114,283
1,266	Lemminkainen Oyj(b)	24,502
75,818	Metsa Board Oyj	354,476
67,391	Metso Oyj	2,700,128
65,448	Neste Oil Oyj	1,343,827
52,206	Nokian Renkaat Oyj	2,072,885
10,195	Okmetic Oyj	65,204
5,138	Olvi Oyj - Class A	173,215
27,673	Oriola-KD Oyj - Class B(b)	91,757
10,430	Orion Oyj - Class A	319,788
18,446	Orion Oyj - Class B	562,234
363,000	Outokumpu Oyj(b)	110,794
20,275	Outotec Oyj	226,575
13,413	PKC Group Oyj	444,557
766	Ponsse Oyj	11,732

14

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
FINLAND (continued)
4,495	Poyry Oyj(b)	$24,945
43,685	Raisio Plc - V Shares	285,456
26,580	Ramirent Oyj	297,218
6,650	Rapala VMC Oyj	47,513
85,675	Rautaruukki Oyj(b)	1,064,994
722	Saga Furs Oyj	28,497
51,948	Sanoma Oyj	349,251
740	Sievi Capital Plc	1,478
1,969	SRV Group Plc	10,408
13,081	Stockmann Oyj Abp - Class B	185,653
319,193	Stora Enso Oyj - Class R	3,252,598
163,338	Talvivaara Mining Co. Plc(b)	19,148
5,454	Technopolis Oyj	33,142
675	Teleste Oyj	4,120
15,464	Tieto Oyj	422,428
16,032	Tikkurila Oyj	397,686
307,226	UPM-Kymmene Oyj	5,370,488
7,802	Uponor Oyj	154,460
6,352	Vacon Oyj	263,844
3,684	Vaisala Oyj - Class A	119,750
67,391	Valmet Corp.	781,616
70,509	Wartsila Oyj Abp	3,926,514
93,678	YIT Oyj	961,733
		34,611,284
FRANCE — 2.3%
3,657	ABC Arbitrage	26,027
24,037	Accor SA	1,175,172
542	Affine SA REIT	11,332
61,626	Air France-KLM(b)	886,173
1,491	Akka Technologies SA	53,989
8,994	ALBIOMA	250,804
1,039,619	Alcatel-Lucent(b)	4,156,745
5,620	Altamir	85,142
9,534	Alten SA	486,554
60,387	Altran Technologies SA	657,404
786	ANF Immobilier REIT	26,389
4,889	April	116,867
34,890	Arkema SA	3,890,274
4,828	Assystem	155,128
14,860	AtoS	1,282,933
1,151	Aurea SA	8,447
653	Axway Software SA	22,558
10,625	Beneteau SA(b)	183,889
2,529	Bigben Interactive(b)	26,244
3,331	BioMerieux	363,739
132,613	Boiron SA(d)	11,182,323
2,516	Bollore SA	1,603,217
13	Bollore SA(b)	8,026
11,728	Bonduelle SCA	340,060
2,288	Bongrain SA	199,978
22,662	Bourbon SA	746,387
267	Boursorama(b)	4,493
25,330	Bull(b)	134,241
114	Burelle SA	122,936
1,101	Cegedim SA(b)	40,478
Shares		Value
FRANCE (continued)
2,386	Cegid Group	$100,001
124,773	CGG SA(b)	2,156,870
90	Cie des Alpes(b)	2,023
2,926	Ciments Francais SA	314,602
10,437	Club Mediterranee SA(b)	272,219
19,052	Derichebourg SA	74,009
126	Devoteam SA	3,216
22,092	Edenred	745,084
19,508	Eiffage SA	1,473,655
494	Electricite de Strasbourg	77,890
1,806	Eramet	235,497
373	Esso SA Francaise	20,440
49,702	Etablissements Maurel et Prom	886,058
42,035	Euler Hermes SA	5,070,676
39,008	Eutelsat Communications SA	1,338,329
1,226	Exel Industries SA - Class A	107,887
1,903	Faiveley Transport SA	156,823
16,125	Faurecia(b)	724,708
1,000	Fimalac	85,183
539	Fleury Michon SA	46,437
11,234	GameLoft SA(b)	111,748
202	Gaumont SA	11,128
195,278	Gaztransport Et Technigaz SA(b)	13,529,666
1,559	Gecina SA REIT	209,907
2,835	GL Events	71,308
257	Groupe Crit	16,972
152,389	Groupe Eurotunnel SA	2,044,186
922	Groupe Flo	4,183
17,014	Groupe Steria SCA	479,404
1,572	Guerbet	74,587
8,241	Haulotte Group SA(b)	157,206
46,382	Havas SA	368,714
9,212	Hi-Media SA(b)	26,711
9,817	ICADE REIT	1,001,040
15,635	Imerys SA	1,372,401
116,530	Ingenico	10,160,808
1,513	Interparfums SA	69,164
7,311	Ipsen SA	324,370
10,287	IPSOS	398,750
6,240	Jacquet Metal Service	133,795
27,960	JCDecaux SA	1,146,251
31,494	Klepierre REIT	1,443,839
323,043	Korian-Medica(d)	12,136,521
33,822	Lagardere SCA	1,415,897
936	Laurent-Perrier	93,626
1,354	Lectra	14,276
21,285	LISI(d)	3,454,974
735	Maisons France Confort	35,944
2,524	Manitou BF SA	47,728
467	Manutan International	35,634
4,277	Mersen	136,771
2,556	METabolic EXplorer SA(b)	9,539
14,499	Metropole Television SA	310,578
424	MGI Coutier	81,935
3,180	Montupet	262,897

15

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
FRANCE (continued)
1,975	Mr Bricolage	$39,758
1,519	Naturex	133,313
151,511	Neopost SA	12,414,317
144,372	Nexans SA	8,120,925
10,353	Nexity SA	463,932
1,407	Norbert Dentressangle SA	241,267
7,604	NRJ Group(b)	93,890
8,658	Orpea	629,170
1,855	Parrot SA(b)	56,746
75,651	Peugeot SA(b)	1,338,691
1,519	Pierre & Vacances SA(b)	64,085
29,736	Plastic Omnium SA	1,010,727
439	PSB Industries SA	25,884
14,949	Rallye SA	760,101
5,662	Remy Cointreau SA	497,939
97,230	Rexel SA	2,455,031
188,409	Rubis SCA(d)	13,404,014
8,266	Saft Groupe SA	293,920
1,023	Sartorius Stedim Biotech	194,438
6,172	Schneider Electric SA(b)	578,411
135,370	SCOR SE	4,940,216
7,341	SEB SA	676,456
276	Seche Environnement SA	12,219
7,940	Societe BIC SA	1,052,865
7,186	Societe d’Edition de Canal +	63,107
696	Societe Internationale de Plantations d’Heveas SA	44,900
41,718	Societe Television Francaise 1	708,998
30,878	SOITEC(b)	93,816
19,387	Solocal Group(b)	44,379
724	Somfy SA	251,562
1,699	Sopra Group SA	196,229
462	Stallergenes SA	36,560
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	46,092
1,492	Stef SA	117,986
28,979	Suez Environnement Co.	568,886
1,654	Sword Group	43,415
1,560	Synergie SA	45,211
54,918	Technicolor SA(b)	409,752
17,738	Teleperformance SA	1,016,096
155	Tessi SA	19,358
16,096	Theolia SA(b)	27,244
82	Thermador Groupe	9,077
451	Touax SA	12,451
2,866	Trigano SA(b)	79,364
47,222	UBISOFT Entertainment(b)	879,844
34,483	Valeo SA	4,723,712
55,375	Vallourec SA	3,273,102
2,243	Valneva SE(b)	18,733
3,188	Valneva SE - Preference Shares(b)	2,654
41,456	Veolia Environnement SA	772,986
602	Vetoquinol SA	32,823
4,987	Vicat	432,765
1,404	VIEL & Cie SA	4,636
Shares		Value
FRANCE (continued)
1,241	Vilmorin & Cie SA	$163,733
1,445	Virbac SA	346,315
107	VM Materiaux SA(b)	5,322
748	Vranken - Pommery Monopole SA	26,369
58,065	Zodiac Aerospace	1,929,727
		159,277,533
GABON — 0.0%
55	Total Gabon	33,460
GEORGIA — 0.0%
7,118	Bank of Georgia Holdings Plc	312,828
GERMANY — 2.8%
30,393	Aareal Bank AG(b)	1,377,763
879	Adler Modemaerkte AG	14,146
37,576	ADVA Optical Networking SE(b)	168,487
10,093	Air Berlin Plc(b)	24,336
17,687	Aixtron SE(b)	280,838
2,408	Allgeier SE	57,628
5,308	Alstria Office REIT AG	73,235
920	Amadeus Fire AG	80,028
640	AS Creation Tapeten AG	29,057
17,899	Aurubis AG	953,554
18,722	Axel Springer SE	1,142,852
8,917	Balda AG	41,517
5,664	Bauer AG	147,218
8,974	BayWa AG	508,336
44	BayWa AG	2,513
10,613	Bechtle AG	942,478
1,967	Bertrandt AG	297,588
594	Bijou Brigitte AG	57,810
155,898	Bilfinger SE	18,520,457
1,210	Biotest AG	149,068
33,317	Borussia Dortmund GmbH & Co. KGaA	173,703
9,809	Brenntag AG	1,773,867
4,102	CANCOM SE	180,145
8,816	Carl Zeiss Meditec AG	268,161
42,074	Celesio AG	1,458,698
2,761	CENIT AG	45,583
8,279	CENTROTEC Sustainable AG	211,627
3,390	Cewe Stiftung & Co. KGaA	267,042
17,476	Comdirect Bank AG	203,369
4,378	CompuGroup Medical AG	116,678
7,207	Constantin Medien AG(b)	14,738
9,256	CropEnergies AG	60,726
6,999	CTS Eventim AG	445,691
3,708	DAB Bank AG	20,073
419	Delticom AG	19,880
3,806	Deutsche Beteiligungs AG	102,437
141,598	Deutsche Lufthansa AG(b)	3,551,737
23,403	Deutsche Wohnen AG	501,470
52,450	Deutz AG(b)	437,399
20,474	Dialog Semiconductor Plc(b)	517,389

16

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
GERMANY (continued)
41,937	DMG MORI SEIKI AG	$1,316,640
2,601	Dr Hoenle AG	50,699
1,246	Draegerwerk AG & Co. KGaA	127,798
17,862	Drillisch AG	665,117
108,206	Duerr AG	8,487,596
1,652	Eckert & Ziegler AG	57,343
9,177	Elmos Semiconductor AG	184,482
217,885	ElringKlinger AG(d)	8,770,718
4,231	Euromicron AG	77,512
42,200	Evotec AG(b)	210,297
77,098	Fielmann AG(d)	10,420,210
2,910	First Sensor AG(b)	43,480
31,432	Fraport AG Frankfurt Airport Services Worldwide	2,319,462
51,919	Freenet AG	1,794,620
5,957	Fuchs Petrolub SE	545,370
89,581	GEA Group AG	4,007,408
8,561	Gerresheimer AG	580,374
7,035	Gerry Weber International AG	370,880
2,345	Gesco AG	244,000
108,749	GFK SE(d)	5,612,462
5,545	GFT Technologies AG	66,097
7,475	Grammer AG	411,706
3,340	Grenkeleasing AG	349,384
3,477	H&R AG(b)	34,490
4,973	Hamborner AG REIT	54,504
7,117	Hamburger Hafen und Logistik AG	172,297
31,169	Hannover Rueck SE	2,901,986
656	Hansa Group AG(b)	1,210
1,410	Hawesko Holding AG	78,286
139,416	Heidelberger Druckmaschinen AG(b)	440,220
24,960	Hochtief AG	2,319,743
4,021	Homag Group AG	117,288
125	Hornbach Baumarkt AG	5,236
6,478	Hugo Boss AG	898,724
12,049	Indus Holding AG	562,331
502	Init Innovation In Traffic Systems AG	15,346
2,380	Isra Vision AG	176,585
17,344	Jenoptik AG	288,866
93,500	K+S AG	3,269,517
75,344	Kloeckner & Co. SE(b)	1,139,358
4,129	Koenig & Bauer AG	68,826
12,081	Kontron AG	84,155
6,898	Krones AG	659,176
210	KSB AG(d)	140,427
5,201	KUKA AG	265,895
1,128	KWS Saat AG	399,448
61,859	Lanxess AG	4,702,932
798	Leifheit AG	42,956
26,280	Leoni AG	1,948,031
4,388	LPKF Laser & Electronics AG	98,255
1,101	Manz AG(b)	98,690
1,288	Medigene AG(b)	8,658
Shares		Value
GERMANY (continued)
5,699	MLP AG	$38,742
408	Mobotix AG	8,038
4,206	Morphosys AG(b)	360,148
222,654	MTU Aero Engines AG	20,952,582
384	Muehlbauer Holding AG & Co. KGaA	10,149
3,842	MVV Energie AG	122,434
1,551	Nemetschek AG	128,891
2,244	Nexus AG	34,775
16,879	Nordex SE(b)	268,945
307,941	NORMA Group SE(d)	16,089,148
1,021	OHB AG	28,811
42,750	OSRAM Licht AG(b)	2,237,732
23,168	Patrizia Immobilien AG(b)	273,529
1,728	Pfeiffer Vacuum Technology AG	205,572
19,644	PNE Wind AG	75,464
686	Progress-Werk Oberkirch AG	54,410
669	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	12,112
1,474	Puma SE	435,165
1,608	PVA TePla AG	7,005
75,197	QSC AG	386,104
870	R Stahl AG	51,659
19,441	Rational AG(d)	6,203,427
42,668	Rheinmetall AG	2,831,017
64,835	Rhoen Klinikum AG	2,092,656
23,068	SAF-Holland SA	344,516
10,650	Salzgitter AG	451,162
819	Schaltbau Holding AG	58,221
22,076	SGL Carbon SE	735,050
581	SHW AG	34,890
5,403	Singulus Technologies AG(b)	17,600
14,802	Sixt SE	586,310
840	SKW Stahl-Metallurgie Holding AG	12,586
1,998	SMA Solar Technology AG	83,560
1,942	SMT Scharf AG	47,863
19,351	Software AG	727,408
32,958	Stada Arzneimittel AG	1,436,654
11,191	Stroeer Media AG(b)	192,520
66,797	Suedzucker AG	1,423,421
1,266	Surteco SE	49,881
21,586	Suss Microtec AG(b)	209,511
483,853	Symrise AG(d)	24,417,526
30,278	TAG Immobilien AG	384,482
9,742	Takkt AG	197,327
24,745	Talanx AG(b)	945,961
1,332	Technotrans AG	15,013
141,089	Telefonica Deutschland Holding AG	1,171,892
1,753	Telegate AG	13,756
9,954	Tom Tailor Holding AG(b)	193,335
4,964	Tomorrow Focus AG	28,580
88,615	TUI AG	1,472,204

17

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
GERMANY (continued)
34,543	United Internet AG	$1,486,192
1,887	Vossloh AG	186,265
6,164	VTG AG	136,142
9,072	Wacker Chemie AG	1,064,022
17,355	Wacker Neuson SE	329,499
62	Washtec AG	1,062
6,088	Wincor Nixdorf AG	397,646
166	XING AG	21,220
		194,728,205
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	57,870
166,811	Bwin.Party Digital Entertainment Plc	358,249
		416,119
GREECE — 0.0%
811	Aegean Airlines SA(b)	8,382
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	0
1,098	Astir Palace Hotel SA(b)	5,941
2,153	Athens Water Supply & Sewage Co. SA (The)	27,779
4,816	Bank of Greece	99,287
57,616	Ellaktor SA(b)	303,747
3,480	Folli Follie SA(b)	120,699
1,820	Fourlis Holdings SA(b)	14,670
10,782	Frigoglass SA(b)	62,376
17,301	GEK Terna Holding Real Estate Construction SA(b)	90,249
12,545	Hellenic Exchanges - Athens Stock Exchange SA Holding	147,588
28,693	Hellenic Petroleum SA	245,610
52,196	Intracom Holdings SA(b)	58,945
31,091	Intralot SA-Integrated Lottery Systems & Services	90,150
14,515	JUMBO SA(b)	234,600
2,599	Lamda Development SA(b)	21,634
6,590	Metka SA	117,940
5,531	Motor Oil (Hellas) Corinth Refineries SA	69,675
26,955	Mytilineos Holdings SA(b)	240,456
7,501	OPAP SA	119,675
618	Piraeus Port Authority	16,033
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA	116,802
5,302	Sarantis SA	52,226
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	37,142
647	Thessaloniki Port Authority SA	22,503
5,902	Titan Cement Co. SA(b)	185,870
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
		2,509,979
Shares		Value
GUERNSEY — 0.1%
19,704	Raven Russia Ltd.(b)	$21,624
934,100	Resolution Ltd.	4,704,567
86,000	Tethys Petroleum Ltd.(b)	39,232
		4,765,423
HONG KONG — 1.3%
554,000	361 Degrees International Ltd.	127,193
66,000	Ajisen China Holdings Ltd.	55,589
44,000	Allan International Holdings Ltd.	12,486
30,000	Allied Group Ltd.	131,563
1,473,693	Allied Properties HK Ltd.	258,511
4,173,000	AMVIG Holdings Ltd.(d)	1,517,856
1,312,000	Anxin-China Holdings Ltd.	206,456
121,500	APT Satellite Holdings Ltd.	152,327
144,000	Asia Financial Holdings Ltd.(d)	58,135
58,000	Asia Satellite Telecommunications Holdings Ltd.	231,164
421,877	Asia Standard International Group Ltd.	106,109
174,000	Asian Citrus Holdings Ltd.	36,133
423,500	ASM Pacific Technology Ltd.	4,708,621
80,000	Associated International Hotels Ltd.(d)	213,080
820,000	AVIC International Holding HK Ltd.(b)	26,970
84,000	Beijing Enterprises Holdings Ltd.	730,251
1,217,000	Beijing Enterprises Water Group Ltd.	772,305
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
144,000	Bonjour Holdings Ltd.	24,703
1,392,000	Bosideng International Holdings Ltd.	204,681
218,000	Bossini International Holdings Ltd.	18,277
158,000	Brightoil Petroleum Holdings Ltd.(b)	48,707
56,897	Brilliant Circle Holdings International Ltd.	11,155
1,864,354	Brockman Mining Ltd.(b)(d)	94,986
765,791	C C Land Holdings Ltd.	145,198
106,000	Cafe de Coral Holdings Ltd.	332,918
174,000	Carrianna Group Holdings Co. Ltd.	35,011
718,800	Century City International Holdings Ltd.	52,846
1,604,275	Champion Technology Holdings Ltd.	37,246
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(d)	22,124
84,000	Chen Hsong Holdings	25,245
119,243	Cheuk Nang Holdings Ltd.	109,662
114,000	Cheung Wo International Holdings Ltd.(b)	9,117
80,000	Chevalier International Holdings Ltd.	130,015

18

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
2,844,000	Chigo Holding Ltd.(b)	$64,562
1,214,000	China Aerospace International Holdings Ltd.	120,571
1,145,137	China Agri-Industries Holdings Ltd.	457,881
136,000	China All Access Holdings Ltd.	56,133
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
1,242,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	19,704
120,000	China Electronics Corp. Holdings Co. Ltd.	23,991
746,000	China Energine International Holdings Ltd.(b)	65,431
110,000	China Energy Development Holdings Ltd.(b)	1,490
480,000	China Environmental Investment Holdings Ltd.(b)	10,587
731,000	China Everbright International Ltd.	916,467
344,000	China Everbright Ltd.	459,675
232,000	China Fiber Optic Network System Group Ltd.	54,462
140,000	China Financial Services Holdings Ltd.	11,557
76,936	China Flavors & Fragrances Co. Ltd.(b)	11,710
188,000	China Foods Ltd.(b)	63,532
618,000	China Glass Holdings Ltd.(b)	73,335
159,000	China Green Holdings Ltd.(b)	10,049
872,000	China Haidian Holdings Ltd.(b)	111,349
6,603,000	China High Precision Automation Group Ltd.(b)(c)(d)	1,039,044
790,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	550,242
870,000	China Household Holdings Ltd.(b)(c)(d)	25,248
12,236,000	China Lumena New Materials Corp.(c)(d)	1,972,797
165,475	China Merchants Holdings International Co. Ltd.	517,580
216,000	China Metal International Holdings, Inc.	72,994
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	44,058
632,557	China New Town Development Co. Ltd.(b)	47,322
740,000	China Nickel Resources Holding Co. Ltd.(b)(c)(d)	24,339
40,460	China Ocean Resources Co. Ltd.(b)	92,800
1,060,000	China Oil and Gas Group Ltd.	175,004
372,500	China Overseas Grand Oceans Group Ltd.	221,013
460,000	China Power International Development Ltd.	165,537
Shares		Value
HONG KONG (continued)
600,000	China Power New Energy Development Co. Ltd.(b)	$31,730
2,016,000	China Precious Metal Resources Holdings Co. Ltd.(b)	202,823
353,000	China Properties Group Ltd.(b)	79,224
698,440	China Resources Cement Holdings Ltd.	484,668
396,000	China Resources Enterprise Ltd.	1,126,255
180,800	China Resources Gas Group Ltd.	535,198
2,173,600	China Singyes Solar Technologies Holdings Ltd.	3,179,257
1,230,000	China South City Holdings Ltd.	514,024
2,500,000	China Star Entertainment Ltd.	40,952
535,000	China Starch Holdings Ltd.	13,732
275,440	China State Construction International Holdings Ltd.	459,721
970,000	China Strategic Holdings Ltd.(b)	20,519
136,400	China Taiping Insurance Holdings Co. Ltd.(b)	216,398
8,000	China Tianyi Holdings Ltd.	1,073
126,000	China Traditional Chinese Medical Co. Ltd.(b)	53,144
1,162,000	China Travel International Investment Hong Kong Ltd.	233,810
553,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	67,761
86,000	China Water Affairs Group Ltd.	28,952
2,340,000	China WindPower Group Ltd.(b)	153,929
28,758	Chong Hing Bank Ltd.(c)(d)	100,522
99,000	Chow Sang Sang Holdings International Ltd.	242,873
198,000	Chu Kong Shipping Enterprise Group Co. Ltd.	45,970
64,000	Chuang’s China Investments Ltd.	4,086
413,500	Chuang’s Consortium International Ltd.	50,134
114,000	CIMC Enric Holdings Ltd.	164,980
548,000	CITIC Pacific Ltd.	961,286
1,555,000	CITIC Resources Holdings Ltd.(b)	224,637
678,000	CITIC Telecom International Holdings Ltd.	234,368
1,018,000	CK Life Sciences International Holdings, Inc.	102,418
68,000	Clear Media Ltd.	67,974
177,000	Coastal Greenland Ltd.(b)	5,502
151,387	Comba Telecom Systems Holdings Ltd.(b)	38,662
8,000	Convenience Retail Asia Ltd.	5,376
156,000	Cosco International Holdings Ltd.	64,992
475,130	COSCO Pacific Ltd.	636,126
94,000	Cosmos Machinery Enterprises Ltd.(b)	6,183

19

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
1,010,000	CP Lotus Corp.(b)	$24,752
1,238,000	CP Pokphand Co. Ltd.	137,326
42,000	Cross-Harbour Holdings Ltd.	34,996
2,759,335	CSI Properties Ltd.	96,095
424,000	CSPC Pharmaceutical Group Ltd.	352,743
4,648,000	CST Mining Group Ltd.(b)	30,575
85,000	Culturecom Holdings Ltd.(b)	11,621
556,000	Dah Chong Hong Holdings Ltd.	353,553
278,924	Dah Sing Banking Group Ltd.	418,047
101,078	Dah Sing Financial Holdings Ltd.	450,441
270,000	Dan Form Holdings Co. Ltd.	24,378
132,000	Dawnrays Pharmaceutical Holdings Ltd.	99,941
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	11,991
160,550	Dickson Concepts International Ltd.	96,708
275,000	Digital China Holdings Ltd.	254,323
35,000	Dingyi Group Investment Ltd.(b)	2,189
256,000	DMX Technologies Group Ltd.	40,839
295,000	Dorsett Hospitality International Ltd.	52,509
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	3,761
236,000	EcoGreen Fine Chemicals Group Ltd.	54,488
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	36,226
264,000	Emperor Capital Group Ltd.	13,450
325,000	Emperor Entertainment Hotel Ltd.	141,269
796,416	Emperor International Holdings Ltd.	178,740
43,230,000	Emperor Watch & Jewellery Ltd.(d)	3,234,046
580,000	EPI Holdings Ltd.(b)	14,438
789,100	Esprit Holdings Ltd.	1,310,934
504,000	eSun Holdings Ltd.(b)	58,507
452,000	EVA Precision Industrial Holdings Ltd.	75,791
352,500	EverChina International Holdings Co. Ltd.(b)	15,686
9,500	Fairwood Holdings Ltd.	19,409
550,487	Far East Consortium International Ltd.	198,100
1,290,000	First Pacific Co. Ltd.	1,429,275
402,982	Fortune Oil Plc	88,451
452,000	Fountain SET Holdings Ltd.(b)	54,219
2,496,000	Franshion Properties China Ltd.	785,538
78,000	Future Bright Holdings Ltd.	37,325
1,492,000	GCL-Poly Energy Holdings Ltd.(b)	446,467
Shares		Value
HONG KONG (continued)
1,435,000	Geely Automobile Holdings Ltd.	$497,894
498,000	Genting Hong Kong Ltd.(b)(d)	198,482
1,358,000	Get Nice Holdings Ltd.	61,306
456,000	Giordano International Ltd.	306,433
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(b)	47,279
128,000	Global Sweeteners Holdings Ltd.(b)	7,099
1,757,000	Glorious Property Holdings Ltd.(b)	251,552
122,000	Glorious Sun Enterprises Ltd.	26,751
220,000	Gold Peak Industries Holding Ltd.	19,012
220,000	Goldbond Group Holdings Ltd.	10,641
1,302,175	Golden Meditech Holdings Ltd.	112,532
140,000	Goldin Properties Holdings Ltd.(b)	63,382
98,000	Goldlion Holdings Ltd.	44,873
16,000	Good Friend International Holdings, Inc.	5,097
219,960	Great Eagle Holdings Ltd.	787,299
14,340,000	G-Resources Group Ltd.(b)	393,969
584,000	Guangdong Investment Ltd.	635,000
206,666	Guangdong Land Holdings Ltd.	40,784
184,000	Guangnan Holdings Ltd.	23,970
7,000	Guoco Group Ltd.	83,923
216,000	Guotai Junan International Holdings Ltd.	111,163
172,000	Haier Electronics Group Co. Ltd.	422,404
226,738	Haitong International Securities Group Ltd.	113,765
3,316,000	Hanergy Solar Group Ltd.(b)	474,756
1,232,000	Hao Tian Development Group Ltd.(b)	19,228
114,000	Harbour Centre Development Ltd.(d)	199,681
2,439,359	Heng Tai Consumables Group Ltd.(b)	44,678
953,400	Hengdeli Holdings Ltd.	183,229
213,000	Hi Sun Technology (China) Ltd.(b)	45,606
2,008,035	HKC Holdings Ltd.(b)	54,391
365,200	HKR International Ltd.	149,793
186,000	Hon Kwok Land Investment Co. Ltd.	61,896
5,200	Hong Kong Aircraft Engineering Co. Ltd.	60,431
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	48,691
227,000	Hong Kong Television Network Ltd.(b)	64,707
316,651	Hongkong & Shanghai Hotels (The)	463,156
727,700	Hongkong Chinese Ltd.	177,397
102,500	Hopewell Highway Infrastructure Ltd.	49,975

20

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
304,000	Hopewell Holdings Ltd.	$1,046,931
400,000	Hopson Development Holdings Ltd.(b)	391,077
376,000	Hsin Chong Construction Group Ltd.	51,893
473,280	Hua Han Bio-Pharmaceutical Holdings Ltd.	98,893
487,000	Huabao International Holdings Ltd.	230,530
259,631	Hung Hing Printing Group Ltd.	40,855
1,402,000	Hutchison Harbour Ring Ltd.	106,692
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	472,096
47,000	Hysan Development Co. Ltd.	200,962
2,136,000	Imagi International Holdings Ltd.(b)	23,969
199,000	Inspur International Ltd.	34,907
598,000	Integrated Waste Solutions Group Holdings Ltd.(b)	36,251
1,446,250	International Standard Resources Holdings Ltd.(b)	23,504
144,000	IRC Ltd.(b)	13,930
398,000	IT Ltd.	107,804
99,000	ITC Properties Group Ltd.	44,182
134,000	Jinhui Holdings Co. Ltd.(b)	29,382
842,500	Johnson Electric Holdings Ltd.	805,232
454,000	Ju Teng International Holdings Ltd.	335,539
666,881	K Wah International Holdings Ltd.	442,985
1,940,000	Kai Yuan Holdings Ltd.(b)	36,033
1,500,000	Kantone Holdings Ltd.	19,734
42,000	Keck Seng Investments	34,129
353,000	Kerry Properties Ltd.	1,158,765
278,000	King Stone Energy Group Ltd.(b)	8,964
396,200	Kingboard Chemical Holdings Ltd.	755,304
591,500	Kingboard Laminates Holdings Ltd.	228,881
196,000	Kingmaker Footwear Holdings Ltd.	38,174
1,882,000	Kingston Financial Group Ltd.	203,907
417,000	Kowloon Development Co. Ltd.	508,815
767,000	KWG Property Holding Ltd.	424,410
2,412,000	Lai Fung Holdings Ltd.	51,333
8,286,750	Lai Sun Development(b)	193,462
603,200	Lai Sun Garment International Ltd.(b)	84,805
9,000	Lam Soon Hong Kong Ltd.	9,287
208,000	Landsea Green Properties Co. Ltd.(b)	16,902
116,000	Le Saunda Holdings Ltd.	55,360
68,000	Lee & Man Chemical Co. Ltd.	32,452
807,200	Lee & Man Paper Manufacturing Ltd.	438,325

Shares		Value
HONG KONG (continued)
15,000	Lee’s Pharmaceutical Holdings Ltd.	$16,832
74,000	Lerado Group Holding Co. Ltd.	9,545
92,000	Lifestyle International Holdings Ltd.	180,133
3,271,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,337,435
1,924,000	Lippo China Resources Ltd.	96,784
102,000	Lippo Ltd.	54,730
156,000	Liu Chong Hing Investment Ltd.	299,004
62,500	LK Technology Holdings Ltd.(b)	7,739
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	50,056
170,000	Luen Thai Holdings Ltd.	51,090
80,000	Luk Fook Holdings International Ltd.	227,010
96,000	Lung Kee (Bermuda) Holdings	35,042
1,658,000	Magnificent Estates	80,195
59,200	Man Wah Holdings Ltd.	96,975
38,000	Man Yue Technology Holdings Ltd.	11,665
580,000	Mei Ah Entertainment Group Ltd.(b)	10,698
196,000	Midland Holdings Ltd.	82,162
632,000	MIE Holdings Corp.	119,015
108,000	MIN XIN Holdings Ltd.	55,860
1,815,000	Ming Fung Jewellery Group Ltd.(b)	22,240
642,000	Mingfa Group International Co. Ltd.(b)	160,646
780,000	Minmetals Land Ltd.	87,528
42,000	Miramar Hotel & Investment Co. Ltd.	51,843
6,221,148	Nan Hai Corp. Ltd.(b)	40,121
10,000	Natural Beauty Bio-Technology Ltd.	516
68,000	Nature Flooring Holding Co. Ltd.	12,718
478,000	Neo-Neon Holdings Ltd.(b)	86,316
1,650,000	Neptune Group Ltd.(b)	44,480
69,500	NetDragon Websoft, Inc.	118,508
872,000	New Century Group Hong Kong Ltd.	16,646
1,235,100	New World China Land Ltd.	1,024,345
78,000	New World Department Store China Ltd.	36,520
478,000	Newocean Energy Holdings Ltd.	315,052
434,000	Next Media Ltd.(b)	44,223
812,000	Nine Dragons Paper Holdings Ltd.	533,098
260,000	North Asia Resources Holdings Ltd.(b)	4,460
220,000	NWS Holdings Ltd.	376,837

21

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	$41,113
162,000	Orient Overseas International Ltd.	773,125
113,200	Oriental Watch Holdings.	25,552
66,000	Overseas Chinese Town Asia Holdings Ltd.	23,070
718,164	Pacific Andes International Holdings Ltd.	28,716
13,582,000	Pacific Basin Shipping Ltd.(d)	7,900,840
236,000	Pacific Textile Holdings Ltd.	299,530
323,240	Paliburg Holdings Ltd.	102,981
40,000	Paradise Entertainment Ltd.(b)	29,666
59,000	PAX Global Technology Ltd.(b)	30,744
1,090,000	PCCW Ltd.	582,049
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)	13,250
296,000	Phoenix Satellite Television Holdings Ltd.	105,756
368,000	Pico Far East Holdings Ltd.	98,254
60,000	Playmates Holdings Ltd.	80,950
76,000	Playmates Toys Ltd.(b)	31,957
990,977	PNG Resources Holdings Ltd.	8,947
1,329,000	Poly Property Group Co. Ltd.	575,967
1,200,000	Polytec Asset Holdings Ltd.	176,449
94,000	Ports Design Ltd.	44,618
496,000	Pou Sheng International Holdings Ltd.(b)	21,112
560,000	Prosperity International Holdings (Hong Kong) Ltd.(b)	19,141
88,000	Public Financial Holdings Ltd.	41,656
2,696,000	PYI Corp. Ltd.	58,768
405,000	Real Nutriceutical Group Ltd.	86,193
386,200	Regal Hotels International Holdings Ltd.	223,662
133,000	Regent Manner International Holdings Ltd.(c)	23,330
5,081,033	REXLot Holdings Ltd.	537,402
86,000	Rising Development Holdings Ltd.(b)	46,811
176,000	SA SA International Holdings Ltd.	147,557
390,000	Samson Holding Ltd.	51,310
58,000	SAS Dragon Holding Ltd.	38,078
92,000	SEA Holdings Ltd.	51,382
259,516	Shanghai Industrial Holdings Ltd.	803,357
1,059,000	Shanghai Industrial Urban Development Group Ltd.(b)	202,158
3,660,000	Shanghai Zendai Property Ltd.(b)	57,594
566,000	Shangri-La Asia Ltd.	932,997
150,000	Shenyin Wanguo HK Ltd.	53,979

Shares		Value
HONG KONG (continued)
451,500	Shenzhen International Holdings Ltd.	$547,417
1,320,380	Shenzhen Investment Ltd.	430,876
757,129	Shimao Property Holdings Ltd.	1,494,150
3,156,000	Shougang Concord International Enterprises Co. Ltd.(b)	146,546
508,000	Shougang Concord Technology Holdings(b)	21,295
1,734,000	Shougang Fushan Resources Group Ltd.	521,120
1,163,750	Shun Tak Holdings Ltd.	571,897
370,000	Silver Grant International Ltd.	46,769
507,000	SIM Technology Group Ltd.(b)	23,215
854,000	Singamas Container Holdings Ltd.	185,055
604,000	Sino Biopharmaceutical Ltd.	472,888
3,935,000	Sino Oil And Gas Holdings Ltd.(b)	109,123
1,400,000	Sinofert Holdings Ltd.	173,353
212,000	Sinopec Kantons Holdings Ltd.	197,700
914,000	Sinotrans Shipping Ltd.	264,075
38,000	SIS International Holdings(d)	15,684
1,003,278	Skyworth Digital Holdings Ltd.	480,096
106,910	SmarTone Telecommunications Holding Ltd.	110,179
1,267,934	SMI Corp. Ltd.(b)	45,792
122,843	SOCAM Development Ltd.	148,940
731,000	Solargiga Energy Holdings Ltd(b)	36,300
366,000	Solomon Systech International Ltd.(b)	18,175
20,000	Soundwill Holdings Ltd.	34,567
696,000	South China China Ltd.(b)(d)	56,557
360,000	Sparkle Roll Group Ltd.(b)	24,610
1,413,428	SRE Group Ltd.(b)	40,472
94,000	Stella International Holdings Ltd.	231,819
60,500	Stelux Holdings International Ltd.	18,650
204,000	Success Universe Group Ltd.(b)	9,473
16,000	Sun Hing Vision Group Holdings Ltd.(c)	4,602
371,801	Sun Hung Kai & Co. Ltd.	258,963
1,802,000	Superb Summit International Group Ltd.(b)	239,400
302,000	TAI Cheung Holdings Ltd.	208,788
6,000	Tan Chong International Ltd.	2,461
6,000	Tao Heung Holdings Ltd.	3,846
698,000	TCC International Holdings Ltd.	342,115
228,000	TCL Multimedia Technology Holdings Ltd.(b)	77,049
280,500	Techtronic Industries Co.	893,640
89,500	Television Broadcasts Ltd.	558,152
108,000	Texhong Textile Group Ltd.	79,681
284,000	Texwinca Holdings Ltd.	305,138
185,800	Tian An China Investment	145,468

22

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
HONG KONG (continued)
106,000	Tianjin Development Holdings Ltd.(b)	$85,998
1,208,000	Tianjin Port Development Holdings Ltd.	188,532
488,000	Tianneng Power International Ltd.	169,319
215,000	Tibet 5100 Water Resources Holdings Ltd.	85,135
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	767
124,252	Tomson Group Ltd.	36,540
1,740,000	Tongda Group Holdings Ltd.	197,499
216,000	Town Health International Investments Ltd.(b)	144,317
203,000	Towngas China Co. Ltd.	231,463
500,000	TPV Technology Ltd.	83,194
154,000	Tradelink Electronic Commerce Ltd.	37,542
84,000	Transport International Holdings Ltd.(d)	155,151
472,000	Trinity Ltd.	121,151
394,000	Truly International Holdings Ltd.	265,277
128,000	TSC Group Holdings Ltd.(b)	72,313
20,000	Tse Sui Luen Jewellery International Ltd.	7,894
1,230,000	United Energy Group Ltd.(b)	187,206
288,500	United Laboratories International Holdings Ltd. (The)(b)	186,058
230,000	Universal Technologies Holdings Ltd.(b)	14,536
44,000	Up Energy Development Group Ltd.(b)	4,256
277,000	Value Partners Group Ltd.	177,927
188,000	Varitronix International Ltd.	208,055
348,000	Vedan International Holdings Ltd.(d)	18,852
684,644	Victory City International Holdings Ltd.(c)(d)	99,788
244,000	Vitasoy International Holdings Ltd.	334,231
761,200	VODone Ltd.(b)	66,764
483,600	VST Holdings Ltd.	122,881
33,300	VTech Holdings Ltd.	459,580
3,680,000	Wang On Group Ltd.	86,862
178,000	Wasion Group Holdings Ltd.	127,422
396,000	Welling Holding Ltd.	124,118
96,000	Win Hanverky Holdings Ltd.	12,754
50,412	Wing Hang Bank Ltd.	811,487
77,000	Wing On Co. International Ltd.(d)	213,035
230,000	Wing Tai Properties Ltd.(d)	142,694
838,000	Xinyi Glass Holdings Ltd.	659,336
221,500	XTEP International Holdings Ltd.	88,852
1,040,000	Yanchang Petroleum International Ltd.(b)	51,645

Shares		Value
HONG KONG (continued)
230,000	Yeebo International Holdings	$36,786
45,000	YGM Trading Ltd.	98,324
2,427,000	Yingde Gases Group Co. Ltd.	2,451,120
98,000	Yip’s Chemical Holdings Ltd.	69,396
45,000	Youyuan International Holdings Ltd.	11,899
204,000	Yue Yuen Industrial Holdings Ltd.	630,186
3,396,200	Yuexiu Property Co. Ltd.	657,079
116,191	Yuexiu Transport Infrastructure Ltd.	59,497
906,000	Yugang International Ltd.(b)	8,414
306,000	Zhuhai Holdings Investment Group Ltd.(b)	51,704
		94,333,411
HUNGARY — 0.0%
24,646	Magyar Telekom Telecommunications Plc	35,112
INDIA — 1.1%
355	3M India Ltd.(b)	22,093
4,084	Aban Offshore Ltd.	34,793
2,753	ABB India Ltd.	38,546
2,732	ABG Shipyard Ltd.(b)	10,345
17,582	ACC Ltd.	376,913
43,270	Adani Enterprises Ltd.(b)	299,766
47,479	Adani Power Ltd.(b)	37,903
25,742	Aditya Birla Nuvo Ltd.	472,481
238,440	AIA Engineering Ltd.(d)	2,385,981
1,605	Ajanta Pharma Ltd.	26,409
623	Akzo Nobel India Ltd.	8,941
20,592	Alembic Pharmaceuticals Ltd.	101,739
36,030	Allahabad Bank	59,766
810	Allcargo Logistics Ltd.	1,955
241,287	Alok Industries Ltd.	28,003
1,082	Alstom India Ltd.	8,195
498,410	Amara Raja Batteries Ltd.(d)	3,380,991
124,036	Ambuja Cements Ltd.	406,667
25,289	Amtek Auto Ltd.	72,850
44,785	Anant Raj Ltd.(b)	40,987
32,399	Andhra Bank	35,936
229,025	Apollo Hospitals Enterprise Ltd.(d)	3,395,980
99,796	Apollo Tyres Ltd.	263,161
71,434	Arvind Ltd.	217,269
287,392	Ashok Leyland Ltd.(b)	106,018
59,016	Aurobindo Pharma Ltd.(b)	560,757
591,685	Bajaj Electricals Ltd.(d)	2,883,624
8,626	Bajaj Finance Ltd.	267,425
12,411	Bajaj Finserv Ltd.	171,231
123,405	Bajaj Hindusthan Ltd.(b)	36,419
22,227	Bajaj Holdings and Investment Ltd.(d)	386,794
12,115	Balkrishna Industries Ltd.	105,674
189,807	Ballarpur Industries Ltd.	45,473
41,078	Balrampur Chini Mills Ltd.	38,718

23

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
INDIA (continued)
20,918	Bank of Baroda	$283,329
25,201	Bank of India	97,833
11,554	Bank of Maharashtra	7,327
4,339	BASF India Ltd.	53,843
3,947	Bata India Ltd.	69,899
819,119	Berger Paints India Ltd.(d)	3,302,823
2,479	Bharat Electronics Ltd.(b)	49,757
26,138	Bharat Forge Ltd.(b)	176,723
12,574	Bharat Petroleum Corp. Ltd.	94,834
64,810	Bhushan Steel Ltd.	479,722
14,324	Biocon Ltd.	111,844
8,906	Birla Corp. Ltd.	42,777
1,274	Blue Dart Express Ltd.	69,789
8,842	Bombay Dyeing & Manufacturing Co. Ltd.	8,547
4,107	Bombay Rayon Fashions Ltd.(b)	12,141
11	Bosch Ltd.	1,922
10,113	Britannia Industries Ltd.	144,875
9,549	Cadila Healthcare Ltd.	154,867
43,985	Canara Bank	208,312
7,476	Carborundum Universal Ltd.	17,310
29,868	Century Plyboards India Ltd.(b)	18,298
9,156	Century Textiles & Industries Ltd.	50,854
6,433	CESC Ltd.	48,518
39,829	Chambal Fertilizers & Chemicals Ltd.	26,744
9,705	Cholamandalam Investment and Finance Co. Ltd.	46,445
10,133	City Union Bank Ltd.	9,836
1,522	CMC Ltd.	36,163
10,128	Colgate-Palmolive India Ltd.	240,913
3,973	Container Corp. of India	63,351
4,319	Coromandel International Ltd.	15,718
6,273	Corp Bank	30,556
160,239	CRISIL Ltd.(d)	3,449,197
19,689	Crompton Greaves Ltd.	53,731
13,480	Cummins India Ltd.	122,486
128,260	Dabur India Ltd.	381,176
2,774	Dalmia Bharat Ltd.	11,001
6,484	DB Corp. Ltd.	31,385
18,464	DB Realty Ltd.(b)	21,184
27,921	DCB Bank Ltd.(b)	27,960
29,801	Delta Corp Ltd.	45,555
43,420	Dena Bank	45,605
4,950	Divi’s Laboratories Ltd.	113,358
106,331	DLF Ltd.	247,074
656	eClerx Services Ltd.	13,194
3,504	Eicher Motors Ltd.	360,262
25,575	EID Parry India Ltd.(b)	64,346
1,898	Elder Pharmaceuticals Ltd.(b)	6,744
345,542	Emami Ltd.(b)(d)	2,724,692
25,985	Engineers India Ltd.	98,464
27,309	Escorts Ltd.	57,253
28,288	Essar Oil Ltd.(b)	27,460

Shares		Value
INDIA (continued)
20,369	Essar Ports Ltd.	$20,077
31,009	Essar Shipping Ltd.(b)	8,200
36,761	Exide Industries Ltd.	72,986
4,776	FDC Ltd.	10,330
304,245	Federal Bank Ltd.	456,254
6,289	Federal-Mogul Goetze India Ltd.(b)	19,003
14,606	Finolex Cables Ltd.	33,019
1,319,085	Fortis Healthcare Ltd.(b)(d)	2,179,339
9,586	Future Capital Holdings Ltd.(b)(d)	27,416
29,363	Gammon India Ltd.(b)	8,130
29,067	Gateway Distriparks Ltd.	85,444
767	Gillette India Ltd.	24,193
1,488	GlaxoSmithKline Consumer Healthcare Ltd.	102,992
14,696	Glenmark Pharmaceuticals Ltd.	147,301
22,105	GMR Infrastructure Ltd.	9,107
273	Godfrey Phillips India Ltd.	14,845
30,654	Godrej Consumer Products Ltd.	405,823
23,771	Godrej Industries Ltd.	119,082
11,964	Godrej Properties Ltd.	43,599
3,081	Gokul Refoils & Solvent Ltd.(b)	761
29,016	Great Eastern Shipping Co. Ltd. (The)	161,112
2,596	Grindwell Norton Ltd.	13,280
16,010	Gruh Finance Ltd.	87,874
15,133	Gujarat Alkalies & Chemicals(b)(d)	44,171
8,892	Gujarat Flourochemicals Ltd.	47,206
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	35,977
35,352	Gujarat NRE Coke Ltd.(b)	6,213
659,082	Gujarat Pipavav Port Ltd.(b)(d)	900,958
17,426	Gujarat State Fertilisers & Chemicals Ltd.	15,934
62,535	Gujarat State Petronet Ltd.	75,480
3,304	Gulf Oil Corp Ltd.(b)	6,658
5,553	Hathway Cable & Datacom Ltd.(b)	22,533
7,852	Havells India Ltd.	121,253
2,793	HBL Power Systems Ltd.(b)	702
11,965	HCL Infosystems Ltd.(b)	8,907
849	HEG Ltd.(b)	3,236
18,832	Hexa Tradex Ltd.(b)	6,619
137,134	Hexaware Technologies Ltd.	344,796
522,779	Hindalco Industries Ltd.	1,164,042
375	Hinduja Ventures Ltd.	1,589
430	Honeywell Automation India Ltd.	22,380
28,793	Housing Development & Infrastructure Ltd.(b)	32,700
722,385	HSIL Ltd.(d)	1,790,542
11,894	HT Media Ltd.	18,053
1,883	HTMT Global Solutions Ltd.(b)	16,426
49,378	ICRA Ltd.(d)	1,532,834
66,277	IDBI Bank Ltd.	74,941

24

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
INDIA (continued)
173,718	IDFC Ltd.	$321,572
77,633	IIFL Holdings Ltd.	102,906
92,087	India Cements Ltd. (The)	104,660
29,515	Indiabulls Housing Finance Ltd.	146,339
14,343	Indian Bank	30,748
51,509	Indian Hotels Co. Ltd.	61,445
11,703	Indian Overseas Bank	12,001
45,438	IndusInd Bank Ltd.	360,363
3,468	Info Edge India Ltd.	33,634
16,196	Infotech Enterprises Ltd.	84,290
23,454	ING Vysya Bank Ltd.	220,211
295,730	Ipca Laboratories Ltd.(d)	4,098,985
8,006	Jagran Prakashan Pvt Ltd.(b)	13,971
16,998	Jai Corp. Ltd.	19,572
29,744	Jain Irrigation Systems Ltd. - DVR	40,290
544,527	Jaiprakash Associates Ltd.	486,161
10,452	Jammu & Kashmir Bank Ltd.(b)	290,270
75,459	Jaypee Infratech Ltd.	30,401
9,049	Jet Airways India Ltd.(b)	37,635
6,226	Jindal Poly Films Ltd.	15,174
1,556	Jindal Poly Investments and Finance Co. Ltd.(b)	1,561
91,841	Jindal Saw Ltd.	85,118
92,348	Jindal Steel & Power Ltd.(b)	390,812
7,796	JK Lakshmi Cement Ltd.	15,336
104,984	JM Financial Ltd.	48,476
99,774	JSW Energy Ltd.	88,666
46,133	JSW Steel Ltd.	828,390
142,308	Jubilant Foodworks Ltd.(b)(d)	2,232,123
20,101	Jubilant Organosys Ltd.(b)	55,556
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	3,156
30,858	Karnataka Bank Ltd.	62,570
11,855	Karur Vysya Bank Ltd.	76,527
24,476	KPIT Technologies Ltd.	70,102
298	Lakshmi Machine Works Ltd.	14,575
81,905	LIC Housing Finance Ltd.	356,327
11,875	Maharashtra Seamless Ltd.	42,497
49,550	Mahindra & Mahindra Financial Services Ltd.	202,135
531	Mahindra Lifespace Developers Ltd.	3,491
3,619	Manaksia Ltd.(b)	4,323
942	Marico Kaya Enterprises Ltd.(b)(c)(d)	1,903
47,116	Marico Ltd.	159,358
45,106	MAX India Ltd.	159,814
1,025	Merck Ltd.	11,363
4,915	MindTree Ltd.	115,629
11,604	Monnet Ispat & Energy Ltd.	16,209
70,479	Motherson Sumi Systems Ltd.	296,511
11,049	Mphasis Ltd.	75,602
515	MRF Ltd.	175,283
82,330	Nagarjuna Oil Refinery Ltd.(b)(d)	5,119

Shares		Value
INDIA (continued)
40,976	National Aluminium Co. Ltd.	$25,952
165,649	NHPC Ltd.	52,182
16,197	NIIT Technologies Ltd.	108,974
6,848	Oil India Ltd.	54,186
47,831	OMAXE Ltd.	101,150
6,434	Oracle Financial Sevices Software Ltd.(b)	320,063
8,013	Orchid Chemicals & Pharmaceuticals Ltd.(b)	7,141
8,317	Orient Cement Ltd.	6,798
16,955	Oriental Bank of Commerce	69,532
483	Orissa Minerals Development Co. Ltd.	18,715
14,725	Oswal Chemical & Fertilizers(b)	6,286
28,655	Page Industries Ltd.(d)	2,765,969
8,697	Parsvnath Developers Ltd.(b)	3,475
3,860	Peninsula Land Ltd.(b)	2,093
789	Persistent Systems Ltd.	13,177
104,278	Petronet LNG Ltd.	250,343
4,125	Phoenix Mills Ltd.	16,981
465,083	Pidilite Industries Ltd.(d)	2,455,922
7,053	Plethico Pharmaceuticals Ltd.(b)	4,870
9,700	Polaris Financial Technology Ltd.	28,691
1,195	Procter & Gamble Hygiene & Health Care Ltd.	67,423
31,859	PTC India Ltd.	35,311
14,719	Rain Industries Ltd.	9,591
24,971	Rajesh Exports Ltd.(b)	47,508
796,263	Rallis India Ltd.(d)	2,399,416
21,876	Ramco Cements Ltd. (The)	78,560
19,421	Ranbaxy Laboratories Ltd.(b)	152,448
62,060	Redington India Ltd.	90,700
3,937	Reliance Capital Ltd.(b)	23,182
121,363	Reliance Communications Ltd.(b)	246,388
7,440	Reliance Infrastructure Ltd.	62,737
160,258	Reliance Power Ltd.(b)	181,873
38,166	Rolta India Ltd.	47,363
43,842	Ruchi Soya Industries Ltd.	26,204
9,422	S Mobility Ltd.	4,319
3,688	Sadbhav Engineering Ltd.(b)	8,099
612	Sanofi India Ltd.	30,219
69,699	Sesa Sterlite Ltd.	214,187
2,527	Shoppers Stop Ltd.	15,378
1,426	Shree Cement Ltd.	134,797
142,891	Shree Renuka Sugars Ltd.	51,764
11,398	Shriram Transport Finance Co. Ltd.	138,858
11,274	Siemens Ltd.	129,759
77,746	Sintex Industries Ltd.(b)	58,843
15,463	SJVN Ltd.	5,820
161,500	SKF India Ltd.(d)	2,171,541
5,085	Sobha Developers Ltd.	31,367
104	Solar Industries India Ltd.	1,893

25

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
INDIA (continued)
426,240	South Indian Bank Ltd.	$162,539
6,622	SRF Ltd.	42,604
29,868	Star Ferro and Cement Ltd.	11,637
2,418	Sterlite Technologies Ltd.	1,221
97,037	Strides Arcolab Ltd.	838,124
16,553	Sun TV Network Ltd.(b)	103,190
9,094	Sundaram Finance Ltd.	108,656
6,405	Supreme Industries Ltd.	48,434
38,891	Syndicate Bank	66,479
13,597	Tata Chemicals Ltd.	64,102
5,395	Tata Communications Ltd.	25,318
4,726	Tata Investment Corp. Ltd.	36,992
76,960	Tata Power Co. Ltd.	99,653
99,640	Tata Tea Ltd.(b)	246,890
1,682	Tech Mahindra Ltd.	51,093
4,509	Thermax Ltd.	54,891
10,567	Timken India Ltd.	35,582
45,835	Titan Co. Ltd.	193,667
204,762	Torrent Pharmaceuticals Ltd.(d)	1,962,239
1,291	Trent Ltd.	21,098
29,890	Triveni Turbine Ltd.	34,838
697	TTK Prestige Ltd.	35,097
121,811	TV18 Broadcast Ltd.(b)	51,095
46,611	TVS Motor Co. Ltd.	73,724
18,680	UCO Bank	23,600
10,645	Uflex Ltd.	15,081
13,600	Unichem Laboratories Ltd.	48,614
29,635	Union Bank of India	74,266
324,490	Unitech Ltd.(b)	85,272
10,211	United Bank of India	5,384
22,486	United Breweries Ltd.	294,408
116,601	United Phosphorus Ltd.(b)	518,291
16,860	Usha Martin Ltd.	10,343
1,120	Vardhman Special Steels Ltd.(b)	501
5,603	Vardhman Textiles Ltd.	30,976
136,756	Vedanta Resources Plc	2,184,291
23,739	Videocon Industries Ltd.	63,249
50,641	Vijaya Bank	34,550
10,213	Voltas Ltd.	26,474
902	VST Industries Ltd.	29,315
1,793	WABCO India Ltd.	65,565
15,809	Wockhardt Ltd.	201,141
548	Wyeth Ltd.	7,746
96,337	Yes Bank Ltd.	703,980
3,784,431	Zee Entertainment Enterprises Ltd.(b)	48,313
180,211	Zee Entertainment Enterprises Ltd.	784,604
4,219	Zensar Technologies Ltd.	25,290
621	Zuari Agro Chemicals Ltd.	1,362
		75,091,104
INDONESIA — 0.4%
1,306,000	Ace Hardware Indonesia Tbk PT	84,156
6,920,700	Adaro Energy Tbk PT	709,340

Shares		Value
INDONESIA (continued)
447,000	Adhi Karya Persero Tbk PT	$115,408
815,500	Agung Podomoro Land Tbk PT	18,551
6,768,500	AKR Corporindo Tbk PT	2,792,522
5,357,300	Alam Sutera Realty Tbk PT	245,588
1,820,400	Aneka Tambang Persero Tbk PT	185,008
31,960,000	Arwana Citramulia Tbk PT(d)	2,722,882
77,000	Asahimas Flat Glass Tbk PT(d)	46,620
165,500	Astra Agro Lestari Tbk PT	420,854
42,411,000	Bakrie & Brothers Tbk PT(b)(d)	183,415
9,710,000	Bakrie Sumatera Plantations Tbk PT(b)	41,993
9,876,000	Bakrie Telecom Tbk PT(b)(d)	42,711
1,477,666	Bank Bukopin Tbk PT	81,798
505,316	Bank Danamon Indonesia Tbk PT	178,761
3,011,250	Bank Pan Indonesia Tbk PT(b)	226,596
1,016,300	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	84,827
13,000	Bank Permata Tbk PT(b)	1,507
2,059,096	Bank Tabungan Negara Persero Tbk PT	205,705
141,100	Bank Tabungan Pensiunan Nasional Tbk PT(b)	49,733
495,000	Barito Pacific Tbk PT(b)	13,487
54,000	Bayan Resources Tbk PT(b)(d)	37,365
1,863,500	Benakat Integra Tbk PT(b)	22,404
749,000	Berau Coal Energy Tbk PT(b)	7,968
223,000	Bisi International PT	11,862
560,000	Budi Starch & Sweetener Tbk PT(b)	5,570
3,816,300	Bumi Serpong Damai PT	514,936
201,000	BW Plantation Tbk PT	24,426
4,958,000	Central Proteinaprima Tbk PT(b)	21,442
5,137,500	Ciputra Development Tbk PT	451,028
1,509,100	Ciputra Property Tbk PT	94,633
238,000	Ciputra Surya Tbk PT	46,832
479,000	Citra Marga Nusaphala Persada Tbk PT(b)	143,557
11,917,500	Darma Henwa Tbk PT(b)(d)	51,540
2,223,500	Delta Dunia Makmur Tbk PT(b)	35,579
393,500	Elnusa Tbk PT	17,358
25,671,500	Energi Mega Persada Tbk PT(b)	208,720
164,300	Erajaya Swasembada Tbk PT(b)	17,053
524,500	Exploitasi Energi Indonesia Tbk PT(b)	10,298
36,500	Fajar Surya Wisesa Tbk PT(b)	5,351
947,000	Gajah Tunggal Tbk PT	156,857
24,500	Garda Tujuh Buana Tbk PT(b)	1,055
3,339,500	Global Mediacom Tbk PT	632,574
1,193,400	Gozco Plantations Tbk PT(b)	11,045
348,200	Harum Energy Tbk PT	71,077
72,500	Hexindo Adiperkasa Tbk PT	23,829
1,387,000	Holcim Indonesia Tbk PT	340,707

26

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
INDONESIA (continued)
632,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	$73,855
876,000	Indika Energy Tbk PT	46,977
98,500	Indo Tambangraya Megah Tbk PT	217,038
396,000	Indosat Tbk PT	133,924
215,723	Inovisi Infracom Tbk PT(b)	26,495
1,594,500	Intiland Development Tbk PT	62,613
1,897,500	Japfa Comfeed Indonesia Tbk PT	207,615
561,000	Jasa Marga Persero Tbk PT	286,286
12,650,935	Kawasan Industri Jababeka Tbk PT	279,029
174,600	Lippo Cikarang Tbk PT(b)	115,152
13,300,750	Lippo Karawaci Tbk PT	1,230,965
6,509,500	Malindo Feedmill Tbk PT	1,683,467
1,437,300	Matahari Putra Prima Tbk PT	344,360
1,019,667	Mayora Indah Tbk PT(d)	2,469,461
758,000	Medco Energi Internasional Tbk PT	180,297
1,385,500	Media Nusantara Citra Tbk PT	325,359
272,000	Mitra Adiperkasa Tbk PT	149,981
1,688,500	Mitra International Resources Tbk PT(b)	7,448
4,947,000	MNC Investama Tbk PT	131,361
23,455,000	Nippon Indosari Corpindo Tbk PT(d)	2,211,300
950,000	Nusantara Infrastructure Tbk PT(b)	19,310
4,190,800	Pakuwon Jati Tbk PT	127,593
4,283,000	Panin Financial Tbk PT(b)	97,059
705,500	Panin Insurance Tbk PT	42,410
480,500	Pembangunan Perumahan Persero Tbk PT	76,679
1,369,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	290,105
827,000	Polychem Indonesia Tbk PT(b)	14,306
1,383,000	Ramayana Lestari Sentosa Tbk PT	153,115
77,500	Resource Alam Indonesia Tbk PT	11,630
7,234,000	Sampoerna Agro Tbk PT(d)	1,529,830
5,557,500	Selamat Sempurna Tbk PT(d)	1,732,888
7,450,000	Sentul City Tbk PT(b)	110,833
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	67,838
5,000	Sinar Mas Multiartha Tbk PT	1,514
980,300	Sugih Energy Tbk PT(b)	38,325
3,524,000	Summarecon Agung Tbk PT	338,333
225,000	Surya Citra Media Tbk PT	61,303
2,121,000	Surya Semesta Internusa Tbk PT	152,267
145,000	Tambang Batubara Bukit Asam Persero Tbk PT	123,849
579,000	Tiga Pilar Sejahtera Food Tbk	110,176
2,311,416	Timah Persero Tbk PT	299,885

Shares		Value
INDONESIA (continued)
166,600	Tower Bersama Infrastructure Tbk PT(b)	$93,664
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	2,108
1,152,000	Tunas Baru Lampung Tbk PT	50,817
539,500	Tunas Ridean Tbk PT	31,498
1,094,000	Vale Indonesia Tbk PT	335,917
2,493,400	Visi Media Asia Tbk PT(b)	61,033
958,252	Wijaya Karya Persero Tbk PT	187,730
		27,761,526
IRELAND — 0.5%
109,408	Aer Lingus Group Plc	230,716
1,961,821	Bank of Ireland(b)	770,249
276,516	Beazley Plc	1,144,758
154,534	C&C Group Plc	919,743
22,410	DCC Plc	1,147,591
10,174	Endo International Plc(b)	637,795
10,294	FBD Holdings Plc(b)	247,710
225,000	FleetMatics Group Plc(b)	6,756,750
688,397	Glanbia Plc(d)	10,271,517
67,081	Grafton Group Plc - Units	658,035
181,601	Greencore Group Plc	800,568
16,165	IFG Group Plc	38,349
2,345	Irish Continental Group Plc - Units	94,233
126,391	James Hardie Industries Plc - CDI	1,610,959
230,508	Kenmare Resources Plc(b)	47,330
13,885	Kentz Corp Ltd.	169,261
19,490	Kerry Group Plc - Class A	1,538,542
52,837	Kingspan Group Plc(b)(f)	994,359
6,121	Kingspan Group Plc(f)	115,193
12,329	Paddy Power Plc(b)	951,016
118,111	Smurfit Kappa Group Plc(b)	2,627,511
417	Tarsus Group Plc	1,589
132,882	United Drug Plc(b)	804,777
97,000	Willis Group Holdings Plc	3,976,030
		36,554,581
ISLE OF MAN — 0.0%
17,071	Exillon Energy Plc(b)	40,712
4,535	Hansard Global Plc	8,040
		48,752
ISRAEL — 1.9%
27,811	Africa Israel Investments Ltd.(b)	60,742
4,663	Airport City Ltd.(b)	47,567
3,066	Allot Communications Ltd.(b)	39,445
8,168	Alon Blue Square Israel Ltd.(b)	30,590
1,870	AL-ROV Israel Ltd.(b)	78,572
16,296	AudioCodes Ltd.(b)	88,909
10,220	Azorim-Investment Development & Construction Co. Ltd.(b)	10,092
9,030	Azrieli Group	305,567
5,078	Babylon Ltd.	7,201

27

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
ISRAEL (continued)
28	Bayside Land Corp.	$7,490
350,142	Bezeq The Israeli Telecommunication Corp. Ltd.	634,414
1,289	Bio-cell Ltd.(b)	9,208
10,185	Cellcom Israel Ltd.	128,972
409	Ceragon Networks Ltd.(b)	1,087
1,812,500	Check Point Software Technologies Ltd.(b)	116,108,750
4,796	Clal Biotechnology Industries Ltd.(b)	14,096
13,327	Clal Insurance Enterprise Holdings Ltd.	259,993
13,567	Delek Automotive Systems Ltd.	136,905
1,004	Delek Group Ltd.	406,474
3,947	Delta-Galil Industries Ltd.	120,674
4,291	Direct Insurance Financial Investments Ltd.	26,213
12,782	Elbit Systems Ltd.	753,881
905	Electra Ltd.	130,631
1	Electra Real Estate Ltd.(b)	2
4,761	Elron Electronic Industries Ltd.(b)	46,901
1,009	Equital Ltd.(b)	16,882
0	Evogene Ltd.(b)	9
4,175	EZchip Semiconductor Ltd.(b)	100,041
16,965	First International Bank of Israel Ltd.	273,659
3,427	Formula Systems (1985) Ltd.	103,587
21,992	Frutarom Industries Ltd.	527,478
4,704	Gilat Satellite Networks Ltd.(b)	22,606
232	Golf & Co. Ltd.	837
1,279	Hadera Paper Ltd.(b)	63,645
71,162	Harel Insurance Investments & Financial Services Ltd.	405,318
270	Industrial Buildings Corp.	564
400,525	Israel Discount Bank Ltd. - Class A(b)	715,285
2,874	Ituran Location & Control Ltd.	69,265
4,804	Jerusalem Oil Exploration(b)	205,737
89	Maabarot Products Ltd.	1,141
4,100	Magic Software Enterprises Ltd.	32,902
16,429	Matrix IT Ltd.	101,076
692	Meitav DS Investments Ltd.	2,480
1,459	Melisron Ltd.	38,816
17,166	Menorah Mivtachim Holdings Ltd.	205,615
158,600	Migdal Insurance & Financial Holding Ltd.	259,636
1,673	Mivtach Shamir Holdings Ltd.	55,211
99,963	Mizrahi Tefahot Bank Ltd.	1,335,729
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	56,877
736	Neto ME Holdings Ltd.	41,176
14,803	NICE Systems Ltd.	642,511
200,000	NICE Systems Ltd. - ADR	8,640,000
645	Nitsba Holdings 1995 Ltd.(b)	9,880

Shares		Value
ISRAEL (continued)
2,068	Nova Measuring Instruments Ltd.(b)	$21,287
540,051	Oil Refineries Ltd.(b)	150,131
26,031	Ormat Industries Ltd.	193,925
8,208	Osem Investments Ltd.	194,805
15,937	Partner Communications Co. Ltd.(b)	142,721
2,872	Paz Oil Co. Ltd.	448,249
37,018	Phoenix Holdings Ltd. (The)	137,246
1,121	Plasson Industries Ltd.	47,522
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	36,985
68,879	Shikun & Binui Ltd.	179,298
13,900	Shufersal Ltd.	51,935
6,039	Strauss Group Ltd.	109,245
3,145	Summit Real Estate Holdings Ltd.(b)	12,024
213	Tower Semiconductor Ltd.(b)	1,660
14,467	Union Bank of Israel(b)	68,060
		135,177,432
ITALY — 0.7%
155,713	A2A SpA	190,213
8,199	ACEA SpA	117,616
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	69,442
10,117	Alerion Cleanpower SpA	52,045
27,658	Amplifon SpA	180,345
14,364	Ansaldo STS SpA	159,423
16,647	Arnoldo Mondadori Editore SpA(b)	30,832
5,010	Ascopiave SpA	16,056
23,080	Astaldi SpA	249,756
50,808	Atlantia SpA	1,321,656
19,385	Autogrill SpA(b)	185,836
14,247	Azimut Holding SpA	443,736
191,616	Banca Carige SpA(b)	141,426
12,300	Banca Generali SpA	386,679
4,248	Banca IFIS SpA	91,584
287,012	Banca Monte dei Paschi di Siena SpA(b)	95,525
170,302	Banca Popolare dell’Emilia Romagna Scarl(b)	1,957,481
55,439	Banca Popolare dell’Etruria e del Lazio(b)	64,338
2,043,852	Banca Popolare di Milano Scarl(b)	2,058,597
75,802	Banca Popolare di Sondrio Scarl	543,696
907	Banco di Desio e della Brianza SpA	4,102
155,236	Banco Popolare SC(b)	3,196,035
3,334	BasicNet SpA(b)	11,101
7,670	Biesse SpA(b)	68,634
13,563	Brembo SpA	501,462
3,804	Brunello Cucinelli SpA	109,244
28

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
ITALY (continued)
19,914	Buzzi Unicem SpA	$352,805
4,217	Caltagirone Editore SpA(b)	7,793
32,411	Cementir Holding SpA	308,462
183,833	CIR-Compagnie Industriali Riunite SpA(b)	283,095
29,592	Credito Emiliano SpA	302,981
117,100	Credito Valtellinese Scarl(b)	279,103
9,148	Danieli & C Officine Meccaniche SpA	327,947
4,885	Datalogic SpA	64,722
93,104	Davide Campari-Milano SpA	808,589
50,118	DeA Capital SpA(b)	93,172
23,657	Delclima(b)	50,445
19,373	De’Longhi SpA	420,358
9,154	DiaSorin SpA	377,437
1,977	Ei Towers SpA	112,454
1,550	Engineering SpA	107,842
24,995	ERG SpA	431,379
5,852	Esprinet SpA	63,976
14,129	Eurotech SpA(b)	47,319
78,369	Falck Renewables SpA(b)	149,388
297,242	Fiat SpA(b)	3,579,440
206,607	Finmeccanica SpA(b)	1,907,560
46,919	FNM SpA	42,896
75,696	Gruppo Editoriale L’Espresso SpA(b)	174,643
30,467	Gtech SpA	893,552
58,047	Hera SpA	170,888
9,330	Immobiliare Grande Distribuzione REIT	17,319
60,625	IMMSI SpA(b)	64,679
16,260	Indesit Co. SpA	231,673
3,035	Industria Macchine Automatiche SpA	149,055
198,830	Intek Group SpA(b)	128,600
32,568	Interpump Group SpA	461,320
112,590	Iren SpA	191,034
49,156	Italcementi SpA	596,719
4,027	Italmobiliare SpA(b)	183,249
40,005	Juventus Football Club SpA(b)	13,675
762	Landi Renzo SpA(b)	1,450
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	181,652
189,408	Mediaset SpA(b)	1,043,741
176,249	Mediobanca SpA(b)	1,951,258
40,338	Mediolanum SpA	362,079
7,534	Nice SpA	33,343
254,284	Parmalat SpA	883,362
56,015	Piaggio & C SpA	231,427
134,537	Pirelli & C. SpA	2,254,727
18,004	Poltrona Frau SpA(b)	73,884
1,283	Prima Industrie SpA(b)	24,848
38,046	Prysmian SpA	989,154
26,412	RCS MediaGroup SpA(b)	60,460
30,604	Recordati SpA	534,976
490	Reply SpA	44,187

Shares		Value
ITALY (continued)
70,103	Retelit SpA(b)	$67,934
1,249	Sabaf SpA	26,754
82	SAES Getters SpA	947
23,216	Safilo Group SpA(b)	528,544
14,940	Saipem SpA	400,031
21,802	Salini Impregilo SpA	139,136
7,857	Salvatore Ferragamo SpA	248,638
80,592	Saras SpA(b)	139,761
4,256	Servizi Italia SpA	31,589
12,427	Societa Cattolica di Assicurazioni SCRL	306,882
33,939	Societa Iniziative Autostradali e Servizi SpA	403,049
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	19,407
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA(b)	100,588
12,888	SOL SpA	107,995
60,496	Sorin SpA(b)	184,308
6,138	Tamburi Investment Partners SpA	23,077
112,447	Terna Rete Elettrica Nazionale SpA	608,412
20,102	Tiscali SpA(b)	2,055
3,433	Tod’s SpA	480,563
18,881	Trevi Finanziaria Industriale SpA	217,414
6,610	Uni Land SpA(b)(c)(d)	0
551,885	Unione di Banche Italiane SCPA	5,252,402
143,016	Unipol Gruppo Finanziario SpA	1,032,739
438,550	UnipolSai SpA(b)	1,609,882
10,354	Vittoria Assicurazioni SpA	151,834
19,385	World Duty Free SpA(b)	259,659
13,735	Yoox SpA(b)	492,387
11,183	Zignago Vetro SpA	92,002
		47,240,966
JAPAN — 4.4%
181,000	77 Bank Ltd. (The)	816,169
4,700	A&D Co. Ltd.	20,090
4,900	ABC-Mart, Inc.	219,754
59,600	Accordia Golf Co. Ltd.	763,691
86,000	Achilles Corp.	113,562
3,600	Adastria Holdings Co. Ltd.	78,208
56,800	ADEKA Corp.	624,475
2,000	Aderans Co. Ltd.	28,405
7,200	Advan Co. Ltd.	76,271
20,400	Advantest Corp.	224,682
4,700	Aeon Delight Co. Ltd.	103,530
2,200	Aeon Fantasy Co. Ltd.	27,265
800	Agrex, Inc.	8,209
13,400	Ahresty Corp.	114,031
11,600	Ai Holdings Corp.	184,720
22,400	Aica Kogyo Co. Ltd.	467,785
4,500	Aichi Bank Ltd. (The)	219,201

29

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
10,600	Aichi Corp.	$45,102
84,000	Aichi Steel Corp.	308,935
16,000	Aichi Tokei Denki Co. Ltd.	44,760
30,000	Aida Engineering Ltd.	285,812
2,800	Ain Pharmaciez, Inc.	123,109
7,400	Aiphone Co. Ltd.	120,878
40,000	Air Water, Inc.	561,452
11,300	Airport Facilities Co. Ltd.	78,034
13,400	Aisan Industry Co. Ltd.	106,691
13,000	Aizawa Securities Co. Ltd.	71,590
37,100	Akebono Brake Industry Co. Ltd.	188,702
82,000	Akita Bank Ltd. (The)	227,789
2,100	Alconix Corp.	42,170
11,200	Alfresa Holdings Corp.	696,748
79,500	Allied Telesis Holdings KK	63,765
11,100	Alpen Co. Ltd.	204,552
3,200	Alpha Corp.	30,862
1,160	Alpha Systems, Inc.	16,917
30,200	Alpine Electronics, Inc.	360,681
86,600	Alps Electric Co. Ltd.(b)	979,211
3,300	Alps Logistics Co. Ltd.	34,086
1,500	Altech Corp.	14,584
176,000	Amada Co. Ltd.	1,272,206
16,800	Amano Corp.	161,698
500	Amiyaki Tei Co. Ltd.	14,017
3,500	Amuse, Inc.	58,131
13,000	Anest Iwata Corp.	78,584
31,000	Anritsu Corp.	346,584
2,100	AOI Electronics Co. Ltd.	40,876
16,800	AOKI Holdings, Inc.	228,579
90,000	Aomori Bank Ltd. (The)	247,371
27,100	Aoyama Trading Co. Ltd.	671,967
10,600	Arakawa Chemical Industries Ltd.	89,271
25,000	Araya Industrial Co. Ltd.	40,104
9,700	Arcland Sakamoto Co. Ltd.	192,131
17,638	Arcs Co. Ltd.	353,329
3,600	Argo Graphics, Inc.	56,834
219,500	Ariake Japan Co. Ltd.(d)	5,294,537
22,800	Arisawa Manufacturing Co. Ltd.	106,378
1,100	Artnature, Inc.	31,396
5,190	As One Corp.	136,153
2,900	Asahi Broadcasting Corp.	16,963
4,000	Asahi Co. Ltd.	53,132
20,000	Asahi Diamond Industrial Co. Ltd.	270,358
4,650	Asahi Holdings, Inc.	73,365
4,200	Asahi Intecc Co. Ltd.	153,646
13,000	Asahi Kogyosha Co. Ltd.	47,430
3,000	Asahi Net, Inc.	13,733
49,000	Asahi Organic Chemicals Industry Co. Ltd.	106,402
23,000	Asanuma Corp.(b)	30,821
12,400	Asatsu-DK, Inc.	280,057
3,100	Asax Co. Ltd.	36,053

Shares		Value
JAPAN (continued)
24,000	Ashimori Industry Co. Ltd.(b)	$29,109
15,800	Asics Corp.	307,392
18,000	ASKA Pharmaceutical Co. Ltd.	160,923
2,600	ASKUL Corp.	64,367
12,000	Asunaro Aoki Construction Co. Ltd.	68,665
10,200	Atom Corp.	51,880
77,000	Atsugi Co. Ltd.	85,108
60,900	Autobacs Seven Co. Ltd.	941,780
5,800	Avex Group Holdings, Inc.	107,110
114,000	Awa Bank Ltd. (The)	609,948
5,100	Axial Retailing, Inc.	78,818
9,300	Azbil Corp.	210,770
47,000	Bando Chemical Industries Ltd.	180,672
6,500	Bank of Iwate Ltd. (The)	288,331
26,000	Bank of Kochi Ltd. (The)	37,384
87,000	Bank of Kyoto Ltd. (The)	708,016
87,000	Bank of Nagoya Ltd. (The)	326,777
15,100	Bank of Okinawa Ltd. (The)	632,890
62,000	Bank of Saga Ltd. (The)	129,173
25,200	Bank of the Ryukyus Ltd.	333,256
8,100	Belc Co. Ltd.	160,043
40,400	Belluna Co. Ltd.	196,003
1,200	Benefit One, Inc.	10,458
3,100	Best Bridal, Inc.	18,436
26,500	Best Denki Co. Ltd.	36,030
24,400	Bic Camera, Inc.	177,806
3,600	Bit-Isle, Inc.	23,381
1,700	BML, Inc.	64,934
2,100	Bookoff Corp.	17,480
43,900	Brother Industries Ltd.	612,758
27,000	Bunka Shutter Co. Ltd.	157,402
800	C Uyemura & Co. Ltd.	36,935
4,600	CAC Holdings Corp.	44,859
14,800	Calbee, Inc.	362,490
81,000	Calsonic Kansei Corp.	398,523
2,000	Can Do Co. Ltd.	30,714
10,400	Canon Electronics, Inc.	175,783
28,800	Canon Marketing Japan, Inc.	463,685
8,200	Capcom Co. Ltd.	142,689
7,600	Carlit Holdings Co., Ltd.	34,939
45,600	Casio Computer Co. Ltd.	520,072
9,900	Cawachi Ltd.	180,405
90,000	Central Glass Co. Ltd.	294,909
2,000	Central Security Patrols Co. Ltd.	20,306
2,100	Central Sports Co. Ltd.	31,571
22,650	Century Tokyo Leasing Corp.	654,454
22,100	Chiba Kogyo Bank Ltd. (The)(b)	143,536
19,000	Chino Corp.	40,143
11,300	Chiyoda Co. Ltd.	268,366
4,200	Chiyoda Integre Co. Ltd.	57,679
500	Chofu Seisakusho Co. Ltd.	12,520
4,600	Chori Co. Ltd.	50,754
13,500	Chubu Shiryo Co. Ltd.	78,173
67,000	Chuetsu Pulp & Paper Co. Ltd.	125,828

30

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
153,000	Chugai Mining Co. Ltd.(b)	$49,386
28,000	Chugai Ro Co. Ltd.	60,253
42,900	Chugoku Bank Ltd. (The)	568,167
10,000	Chugoku Marine Paints Ltd.	63,677
58,000	Chukyo Bank Ltd. (The)	98,714
6,700	Chuo Denki Kogyo Co. Ltd.	21,365
7,000	Chuo Spring Co. Ltd.	21,157
76,900	Citizen Holdings Co. Ltd.	564,141
24,700	CKD Corp.	224,688
8,000	Clarion Co. Ltd.(b)	15,024
11,000	Cleanup Corp.	100,171
3,100	CMIC Holdings Co. Ltd.	49,607
15,600	CMK Corp.(b)	38,758
33,023	Coca-Cola East Japan Co. Ltd.	742,279
33,300	Coca-Cola West Co. Ltd.	579,130
8,190	Cocokara Fine, Inc.	232,077
9,500	Colowide Co. Ltd.	95,246
6,100	Computer Engineering & Consulting Ltd.	36,039
4,400	Computer Institute of Japan Ltd.	17,603
61,600	COMSYS Holdings Corp.	1,009,243
4,500	CONEXIO Corp.	34,729
2,300	COOKPAD, Inc.(b)	46,007
4,000	Co-Op Chemical Co. Ltd.(b)	4,734
6,800	Corona Corp.	68,642
5,100	Cosel Co. Ltd.	58,216
351,000	Cosmo Oil Co. Ltd.	655,754
3,500	Cosmos Pharmaceutical Corp.	374,187
2,700	Create Medic Co. Ltd.	25,353
2,700	Create SD Holdings Co. Ltd.	89,133
8,400	CTI Engineering Co. Ltd.	89,394
2,300	Cybernet Systems Co. Ltd.	7,942
60,000	Dai Nippon Toryo Co. Ltd.	89,206
6,100	Daibiru Corp.	60,740
160,000	Daicel Corp.	1,336,529
9,000	Dai-Dan Co. Ltd.	47,538
17,000	Daido Kogyo Co. Ltd.	51,049
13,000	Daido Metal Co. Ltd.	138,348
109,000	Daido Steel Co. Ltd.	532,019
7,300	Daidoh Ltd.	44,485
47,600	Daiei, Inc. (The)(b)	133,625
10,500	Daifuku Co. Ltd.	120,883
7,000	Daihatsu Diesel Manufacturing Co. Ltd.	46,012
48,000	Daihen Corp.	181,699
43,000	Daiho Corp.	166,978
22,000	Daiichi Jitsugyo Co. Ltd.	92,532
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	14,543
1,000	Dai-ichi Seiko Co. Ltd.	12,726
7,800	Daiichikosho Co. Ltd.	224,917
27,000	Daiken Corp.	66,024
19,000	Daiki Aluminium Industry Co. Ltd.	44,603
7,200	Daiko Clearing Services Corp.	37,537
Shares		Value
JAPAN (continued)
3,300	Daikoku Denki Co. Ltd.	$58,844
1,000	Daikokutenbussan Co. Ltd.	25,960
148,000	Daikyo, Inc.	288,081
5,300	Dainichi Co. Ltd.	38,103
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	164,797
49,000	Daio Paper Corp.	513,797
34,000	Daisan Bank Ltd. (The)	56,869
11,210	Daiseki Co. Ltd.	177,632
86,000	Daishi Bank Ltd. (The)	310,403
22,000	Daishinku Corp.	85,215
26,000	Daiso Co. Ltd.	86,213
2,200	Daisyo Corp.	25,887
88,000	Daito Bank Ltd. (The)	93,823
3,600	Daito Pharmaceutical Co. Ltd.	52,256
66	Daiwa House Residential Investment Corp. REIT	273,400
13,000	Daiwa Industries Ltd.	80,110
86,000	Daiwabo Holdings Co. Ltd.	148,051
10,400	DC Co. Ltd.	54,525
56,860	DCM Holdings Co. Ltd.	384,313
21,500	Dena Co. Ltd.	361,716
227,000	Denki Kagaku Kogyo KK	752,707
25,000	Denki Kogyo Co. Ltd.	148,433
12,600	Denyo Co. Ltd.	187,456
19,000	Descente Ltd.	143,659
200,000	DIC Corp.	530,151
3,200	Disco Corp.	194,376
23,000	DKS Co. Ltd.	69,741
10,700	Doshisha Co. Ltd.	160,236
6,874	Doutor Nichires Holdings Co. Ltd.	123,044
71,000	Dowa Holdings Co. Ltd.	595,862
2,300	Dr Ci:Labo Co. Ltd.	73,566
6,800	DTS Corp.	112,474
6,600	Dunlop Sports Co. Ltd.	80,374
40,300	Duskin Co. Ltd.	744,230
3,900	Dwango Co. Ltd.	108,568
4,400	Dydo Drinco, Inc.	178,823
18,000	Dynic Corp.	28,699
11,000	Eagle Industry Co. Ltd.	173,444
1,800	Earth Chemical Co. Ltd.	64,352
242,000	Ebara Corp.	1,436,827
37,000	EDION Corp.	215,337
66,000	Ehime Bank Ltd. (The)	144,608
18,000	Eidai Co. Ltd.	97,364
89,000	Eighteenth Bank Ltd. (The)	198,484
6,400	Eiken Chemical Co. Ltd.	103,479
9,300	Eizo Corp.	251,523
2,100	Elematec Corp.	35,947
2,800	Emori Group Holdings Co. Ltd.	41,657
700	Endo Lighting Corp.	11,092
500	en-japan, Inc.	8,749
1,900	Enplas Corp.	109,092
25,000	Enshu Ltd.(b)	31,300

31

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
4,300	EPS Corp.	$41,093
17,500	ESPEC Corp.	133,516
4,800	Excel Co. Ltd.	50,754
15,800	Exedy Corp.	421,601
12,000	Ezaki Glico Co. Ltd.	157,754
5,600	F@n Communications, Inc.	93,831
3,810	Faith, Inc.	37,453
3,000	Falco SD Holdings Co. Ltd.	33,951
10,100	Fancl Corp.	111,833
464,300	FCC Co. Ltd.(d)	7,929,455
800	Felissimo Corp.	7,864
19,300	Ferrotec Corp.	104,018
57,200	FIDEA Holdings Co. Ltd.	106,864
7,500	Fields Corp.	100,504
2,200	Financial Products Group Co. Ltd.	21,239
5,000	First Baking Co. Ltd.(b)	5,967
15,100	Foster Electric Co. Ltd.	182,851
8,600	FP Corp.	267,501
34,000	France Bed Holdings Co. Ltd.	61,192
900	F-Tech, Inc.	10,617
17,900	Fudo Tetra Corp.	39,920
5,900	Fuji Co. Ltd.	111,669
10,600	Fuji Corp. Ltd.	62,106
220,000	Fuji Electric Co. Ltd.	996,332
7,500	Fuji Electronics Co. Ltd.	89,426
13,000	Fuji Kiko Co. Ltd.	51,118
12,000	Fuji Kyuko Co. Ltd.	120,194
30,000	Fuji Oil Co. Ltd.	405,536
9,000	Fuji Oil Co. Ltd.	27,906
2,900	Fuji Pharma Co. Ltd.	56,533
3,900	Fuji Seal International, Inc.	126,840
9,900	Fuji Soft, Inc.	206,841
54,000	Fujibo Holdings, Inc.	124,126
7,600	Fujicco Co. Ltd.	88,760
12,100	Fujikura Kasei Co. Ltd.	66,160
221,000	Fujikura Ltd.	951,142
3,000	Fujikura Rubber Ltd.	25,882
3,100	Fujimi, Inc.	35,780
6,300	Fujimori Kogyo Co. Ltd.	177,104
40,000	Fujitec Co. Ltd.	462,073
4,200	Fujitsu Frontech Ltd.	46,833
18,000	Fujitsu General Ltd.	207,405
7,700	FuKoKu Co. Ltd.	69,894
19,000	Fukuda Corp.	88,091
100,000	Fukui Bank Ltd. (The)	236,710
117,000	Fukushima Bank Ltd. (The)	96,131
5,200	Fukushima Industries Corp.	73,904
105,000	Fukuyama Transporting Co. Ltd.	614,173
7,800	Funai Consulting Ltd.	60,883
42,000	Furukawa Co. Ltd.	76,001
346,000	Furukawa Electric Co. Ltd.	778,403
8,100	Furuno Electric Co. Ltd.	54,668
4,000	Furusato Industries Ltd.	40,730
100	Fuso Chemical Co. Ltd.	2,709
Shares		Value
JAPAN (continued)
13,000	Fuso Pharmaceutical Industries Ltd.	$41,708
5,100	Futaba Corp.	80,016
27,500	Futaba Industrial Co. Ltd.	123,197
300	Future Architect, Inc.	1,772
14,300	Fuyo General Lease Co. Ltd.	491,656
900	G-7 Holdings, Inc.	6,558
20,000	Gakken Holdings Co. Ltd.	54,189
6,400	Gecoss Corp.	59,972
16,600	Geo Holdings Corp.	151,817
12,000	GLOBERIDE, Inc.	15,259
20,800	Glory Ltd.	536,302
12,000	GMO Internet, Inc.	105,756
1,400	GMO Payment Gateway, Inc.	43,547
62,000	Godo Steel Ltd.	87,328
6,480	Goldcrest Co. Ltd.	135,070
22,000	Goldwin, Inc.	113,405
2,000	Gourmet Kineya Co. Ltd.	14,437
21,700	Gree, Inc.	211,407
86,000	GS Yuasa Corp.	486,213
36,000	GSI Creos Corp.	47,890
8,000	G-Tekt Corp.	89,676
20,900	Gulliver International Co. Ltd.	170,495
24,000	Gun-Ei Chemical Industry Co. Ltd.	86,389
194,000	Gunma Bank Ltd. (The)	1,030,391
63,000	Gunze Ltd.	171,927
5,200	Gurunavi, Inc.	67,495
13,200	H.I.S. Co. Ltd.	365,781
65,000	H2O Retailing Corp.	490,194
103,000	Hachijuni Bank Ltd. (The)	562,175
5,800	Hakudo Co. Ltd.	50,605
106,300	Hakuhodo DY Holdings, Inc.	824,531
9,600	Hakuto Co. Ltd.	88,455
3,300	Hamakyorex Co. Ltd.	91,187
8,800	Hamamatsu Photonics KK	395,951
172,000	Hanwa Co. Ltd.	671,277
3,500	Happinet Corp.	35,536
7,400	Hard Off Corp. Co. Ltd.	57,037
6,400	Harima Chemicals Group, Inc.	27,544
800	Harmonic Drive Systems, Inc.	22,654
3,000	Haruyama Trading Co. Ltd.	20,981
55,300	Haseko Corp.	349,969
64,260	Hazama Ando Corp.	282,848
15,600	Heiwa Corp.	259,555
18,500	Heiwa Real Estate Co. Ltd.	290,072
18,000	Heiwado Co. Ltd.	254,766
20,900	Hibiya Engineering Ltd.	269,236
5,040	Hiday Hidaka Corp.	116,097
10,000	Higashi Nihon House Co. Ltd.	47,831
81,000	Higashi-Nippon Bank Ltd. (The)	202,827
86,000	Higo Bank Ltd. (The)	441,630
9,000	Hikari Tsushin, Inc.	757,079
4,700	HI-LEX Corp.	116,127
1,300	Hioki EE Corp.	20,434

32

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
4,900	Hiramatsu, Inc.	$32,592
124,000	Hiroshima Bank Ltd. (The)	509,415
15,000	Hisaka Works Ltd.	133,222
27,200	Hitachi Capital Corp.	669,391
51,700	Hitachi Chemical Co. Ltd.	760,064
7,600	Hitachi High-Technologies Corp.	173,655
11,600	Hitachi Koki Co. Ltd.	86,460
5,000	Hitachi Kokusai Electric, Inc.	57,025
12,030	Hitachi Metals Ltd.	163,091
24,300	Hitachi Transport System Ltd.	372,219
42,400	Hitachi Zosen Corp.	207,365
5,000	Hochiki Corp.	26,654
17,000	Hodogaya Chemical Co. Ltd.	33,423
21,700	Hogy Medical Co. Ltd.	1,116,467
26,100	Hokkaido Electric Power Co., Inc.(b)	159,559
10,000	Hokkaido Gas Co. Ltd.	26,605
28,000	Hokkan Holdings Ltd.	72,852
15,000	Hokko Chemical Industry Co. Ltd.	50,619
139,000	Hokkoku Bank Ltd. (The)	464,988
114,000	Hokuetsu Bank Ltd. (The)	233,051
49,865	Hokuetsu Kishu Paper Co. Ltd.	237,046
551,000	Hokuhoku Financial Group, Inc.	1,061,740
8,000	Hokuriku Electric Industry Co. Ltd.	10,642
21,100	Hokuriku Electric Power Co.	261,699
6,800	Hokuto Corp.	136,486
7,100	H-One Co. Ltd.	54,864
7,320	Honeys Co. Ltd.	68,521
173,500	Horiba Ltd.	5,982,173
9,900	Hoshizaki Electric Co. Ltd.	400,416
33,800	Hosiden Corp.	153,403
18,000	Hosokawa Micron Corp.	108,632
44,500	House Foods Group, Inc.	739,962
8,700	Howa Machinery Ltd.	61,696
1,000	Hurxley Corp.	7,326
200	Hutech Norin Co. Ltd.	1,974
68,000	Hyakugo Bank Ltd. (The)	263,393
95,000	Hyakujushi Bank Ltd. (The)	317,797
61,600	Ibiden Co. Ltd.	1,109,264
7,300	IBJ Leasing Co. Ltd.	166,943
2,400	Ichibanya Co. Ltd.	96,953
21,000	Ichikoh Industries Ltd.(b)	28,141
7,300	ICHINEN Holdings Co. Ltd.	53,696
6,600	Ichiyoshi Securities Co. Ltd.	78,566
2,300	Icom, Inc.	52,981
6,700	Idec Corp.	58,785
17,100	Idemitsu Kosan Co. Ltd.	377,175
20,000	Ihara Chemical Industry Co. Ltd.	156,502
18,936	Iida Group Holdings Co. Ltd.	281,535
45,400	Iino Kaiun Kaisha Ltd.	222,926
Shares		Value
JAPAN (continued)
13,680	IJT Technology Holdings Co. Ltd.(b)	$55,932
22,000	Ikegami Tsushinki Co. Ltd.(b)	21,734
3,000	Ikyu Corp.	32,572
6,600	Imasen Electric Industrial	82,762
10,400	Inaba Denki Sangyo Co. Ltd.	318,404
3,200	Inaba Seisakusho Co. Ltd.	40,503
25,700	Inabata & Co. Ltd.	241,578
10,800	Inageya Co. Ltd.	105,533
12,200	Ines Corp.	80,072
4,200	I-Net Corp.	29,620
2,900	Infomart Corp.	45,613
6,200	Information Services International-Dentsu Ltd.	77,564
4,200	Innotech Corp.	17,830
1,400	Intage Holdings, Inc.	17,542
7,000	Internet Initiative Japan, Inc.	162,205
12,000	Inui Steamship Co. Ltd.	36,856
1,500	Iriso Electronics Co. Ltd.	75,414
6,000	Ise Chemical Corp.	40,084
42,000	Iseki & Co. Ltd.	108,456
145,000	Ishihara Sangyo Kaisha Ltd.(b)	137,575
14,000	Ishizuka Glass Co. Ltd.	27,113
45,766	IT Holdings Corp.	708,190
14,000	Ito En Ltd.	299,213
29,000	Itochu Enex Co. Ltd.	162,537
4,200	Itochu Techno-Solutions Corp.	174,803
2,000	Itochu-Shokuhin Co. Ltd.	67,296
71,000	Itoham Foods, Inc.	321,544
27,600	Itoki Corp.	207,334
8,400	IwaiCosmo Holdings, Inc.	81,588
27,000	Iwasaki Electric Co. Ltd.	65,232
63,000	Iwatani Corp.	369,120
42,000	Iwatsu Electric Co. Ltd.	36,974
138,000	Iyo Bank Ltd. (The)	1,240,495
20,100	Izumi Co. Ltd.	587,655
29,000	Izumiya Co. Ltd.	137,292
46,000	Izutsuya Co. Ltd.(b)	31,496
900	Jalux, Inc.(b)	9,437
1,900	Jamco Corp.	34,047
98,000	Janome Sewing Machine Co. Ltd.(b)	78,603
14,900	Japan Airport Terminal Co. Ltd.	342,932
23,000	Japan Aviation Electronics Industry Ltd.	391,451
17,300	Japan Communications, Inc.(b)	74,794
13,700	Japan Digital Laboratory Co. Ltd.	199,533
500	Japan Drilling Co. Ltd.	19,587
2,900	Japan Electronic Materials Corp.	12,027
20,300	Japan Foundation Engineering Co. Ltd.	65,923
6,400	Japan Medical Dynamic Marketing, Inc.	18,342
4,700	Japan Petroleum Exploration Co.	174,696

33

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
50,000	Japan Pulp & Paper Co. Ltd.	$170,196
23,000	Japan Radio Co. Ltd.(b)	89,314
78,000	Japan Steel Works Ltd. (The)	328,831
26,000	Japan Transcity Corp.	79,092
8,000	Japan Vilene Co. Ltd.	44,055
38,000	Japan Wool Textile Co. Ltd. (The)	281,743
6,500	Jastec Co. Ltd.	45,205
10,000	JBCC Holdings, Inc.	75,806
9,000	Jeol Ltd.	33,452
22,800	Jimoto Holdings, Inc.	45,049
2,400	Jin Co. Ltd.	69,792
5,000	JK Holdings Co. Ltd.	25,823
20,000	JMS Co. Ltd.	57,123
50,000	J-Oil Mills, Inc.	133,516
20,000	Joshin Denki Co. Ltd.	161,784
1,600	Jowa Holdings Co. Ltd.	55,402
4,900	Jp-Holdings, Inc.	21,616
8,000	JSP Corp.	120,115
22,000	Juki Corp.(b)	45,189
145,000	Juroku Bank Ltd. (The)	506,333
4,000	Justsystems Corp.(b)	26,136
80,100	JVC Kenwood Corp.(b)	169,234
8,000	K&O Energy Group, Inc.(b)	111,117
13,100	kabu.com Securities Co. Ltd.	58,046
2,000	Kabuki-Za Co. Ltd.	92,825
7,600	Kadokawa Corp.	249,777
10,500	Kaga Electronics Co. Ltd.	125,402
10,100	Kagome Co. Ltd.	170,811
77,000	Kagoshima Bank Ltd. (The)	480,520
45,200	Kakaku.com, Inc.	643,283
28,000	Kaken Pharmaceutical Co. Ltd.	482,574
5,800	Kameda Seika Co. Ltd.	164,863
13,700	Kamei Corp.	100,772
114,000	Kamigumi Co. Ltd.	1,086,086
14,000	Kanaden Corp.	98,459
10,000	Kanagawa Chuo Kotsu Co. Ltd.	48,809
12,000	Kanamoto Co. Ltd.	376,779
54,000	Kandenko Co. Ltd.	289,451
152,000	Kaneka Corp.	892,062
189,000	Kanematsu Corp.	290,243
12,300	Kanematsu Electronics Ltd.	164,225
9,000	Kansai Urban Banking Corp.	11,268
15,000	Kanto Denka Kogyo Co. Ltd.(b)	35,800
18,000	Kasai Kogyo Co. Ltd.	117,435
16,800	Kasumi Co. Ltd.	118,480
5,000	Katakura Industries Co. Ltd.	64,264
11,900	Kato Sangyo Co. Ltd.	247,463
50,000	Kato Works Co. Ltd.	287,573
2,400	KAWADA Technologies, Inc.	71,130
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	56,967
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	23,554
564,000	Kawasaki Kisen Kaisha Ltd.	1,130,924
7,000	Kawasumi Laboratories, Inc.	41,767
Shares		Value
JAPAN (continued)
98,000	Keihan Electric Railway Co. Ltd.	$403,560
15,900	Keihanshin Building Co. Ltd.	80,717
11,000	Keihin Co. Ltd. (The)	15,709
23,600	Keihin Corp.	341,644
22,000	Keisei Electric Railway Co. Ltd.	191,304
159,000	Keiyo Bank Ltd. (The)	699,858
21,200	Keiyo Co. Ltd.	97,669
800	Kenko Mayonnaise Co. Ltd.	6,870
36,200	Kewpie Corp.	520,153
6,525	KEY Coffee, Inc.	100,522
2,000	KFC Holdings Japan Ltd.	41,238
22,400	Kimoto Co. Ltd.	70,551
49,000	Kinden Corp.	450,531
600	King Jim Co. Ltd.	4,302
7,000	Kinki Sharyo Co. Ltd. (The)(b)	22,321
6,000	Kintetsu Department Store Co. Ltd.(b)	21,304
7,200	Kintetsu World Express, Inc.	285,225
6,000	Kinugawa Rubber Industrial Co. Ltd.	25,060
13,900	Kissei Pharmaceutical Co. Ltd.	325,355
66,000	Kitagawa Iron Works Co. Ltd.	107,165
4,600	Kita-Nippon Bank Ltd. (The)	120,585
21,000	Kitano Construction Corp.	51,763
3,600	Kito Corp.	65,884
31,000	Kitz Corp.	146,457
32,300	Kiyo Bank Ltd. (The)	380,074
29,600	Koa Corp.	284,028
22,000	Koatsu Gas Kogyo Co. Ltd.	113,190
8,200	Kobayashi Pharmaceutical Co. Ltd.	497,286
14,800	Kohnan Shoji Co. Ltd.	149,976
1,300	Kohsoku Corp.	11,470
13,000	Koike Sanso Kogyo Co. Ltd.	27,339
33,000	Koito Manufacturing Co. Ltd.	719,167
8,800	Kojima Co. Ltd.(b)	28,147
48,100	Kokuyo Co. Ltd.	367,919
23,000	KOMAIHALTEC, Inc.	64,342
5,000	Komatsu Seiren Co. Ltd.	25,187
4,300	Komatsu Wall Industry Co. Ltd.	92,195
16,300	Komeri Co. Ltd.	440,523
12,300	Komori Corp.	156,284
9,800	Konaka Co. Ltd.	68,730
12,400	Konami Corp.	282,604
6,600	Kondotec, Inc.	44,996
9,700	Konishi Co.Ltd.	173,440
6,500	Kose Corp.	215,851
12,000	Krosaki Harima Corp.	25,001
4,200	KRS Corp.	41,534
22,628	K’s Holdings Corp.	656,696
1,000	KU Holdings Co. Ltd.	11,063
7,000	Kumiai Chemical Industry Co. Ltd.	47,518
2,100	Kura Corp.	42,170
125,000	Kurabo Industries Ltd.	212,745

34

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
64,000	Kureha Corp.	$302,362
56,000	Kurimoto Ltd.	116,672
14,600	Kurita Water Industries Ltd.	307,038
23,400	Kuroda Electric Co. Ltd.	375,599
500	Kusuri No Aoki Co. Ltd.	33,452
97,000	KYB Co. Ltd.	394,698
43,000	Kyodo Printing Co. Ltd.	115,665
41,000	Kyodo Shiryo Co. Ltd.	43,312
2,000	Kyoei Sangyo Co. Ltd.	3,443
7,400	Kyoei Steel Ltd.	128,189
5,000	Kyokuto Boeki Kaisha Ltd.	9,830
17,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	232,341
4,800	Kyokuto Securities Co. Ltd.	75,121
26,000	Kyokuyo Co. Ltd.	67,139
24,800	KYORIN Holdings, Inc.	478,365
4,500	Kyoritsu Maintenance Co. Ltd.	153,397
22,000	Kyosan Electric Manufacturing Co. Ltd.	75,962
2,400	Kyoto Kimono Yuzen Co. Ltd.	23,757
3,000	Kyowa Electronics Instruments Co. Ltd.	14,291
47,500	Kyowa Exeo Corp.	614,222
1,600	Kyowa Leather Cloth Co. Ltd.	6,917
14,000	Kyudenko Corp.	120,644
2,800	Lasertec Corp.	27,853
2,700	LEC, Inc.	27,598
28,700	Leopalace21 Corp.(b)	148,223
8,600	Life Corp.	131,227
19,500	Lintec Corp.	362,210
54,000	Lion Corp.	295,789
1,800	Livesense, Inc.(b)	16,709
25,000	Look, Inc.	64,802
4,300	Mabuchi Motor Co. Ltd.	293,999
5,300	Macnica, Inc.	156,820
68,000	Maeda Corp.	505,502
47,000	Maeda Road Construction Co. Ltd.	727,745
5,000	Maezawa Kasei Industries Co. Ltd.	52,086
5,000	Maezawa Kyuso Industries Co. Ltd.	65,437
78,000	Makino Milling Machine Co. Ltd.	579,841
6,000	Mandom Corp.	210,398
4,900	Mars Engineering Corp.	91,400
11,900	Marubun Corp.	65,532
95,000	Marudai Food Co. Ltd.	282,486
18,000	Maruetsu, Inc. (The)	59,862
4,000	Marufuji Sheet Piling Co. Ltd.	13,655
9,591	Maruha Nichiro Corp.(b)	151,978
27,700	Marui Group Co. Ltd.	245,747
20,200	Maruichi Steel Tube Ltd.	511,940
1,600	Maruka Machinery Co. Ltd.	20,815
26,100	Marusan Securities Co. Ltd.	182,280
2,900	Maruwa Co. Ltd.	102,685
Shares		Value
JAPAN (continued)
20,000	Maruyama Manufacturing Co., Inc.	$42,451
900	Maruzen CHI Holdings Co. Ltd.(b)	2,782
36,000	Maruzen Showa Unyu Co. Ltd.	113,034
6,400	Marvelous AQL, Inc.	42,506
6,500	Matsuda Sangyo Co. Ltd.	72,162
13,300	Matsui Securities Co. Ltd.	122,157
22,000	Matsumotokiyoshi Holdings Co. Ltd.	648,799
2,700	Matsuya Foods Co. Ltd.	48,462
12,000	Max Co. Ltd.	131,344
3,700	Maxvalu Tokai Co. Ltd.	48,641
8,200	McDonald’s Holdings Co. Japan Ltd.	226,907
2,400	MEC Co. Ltd.	20,283
79,100	Medipal Holdings Corp.	1,111,044
3,500	Megachips Corp.(b)	41,219
27,000	Megmilk Snow Brand Co. Ltd.	358,116
65,000	Meidensha Corp.	268,939
8,300	Meiko Electronics Co. Ltd.	48,955
6,700	Meiko Network Japan Co. Ltd.	72,416
9,000	Meisei Industrial Co. Ltd.	42,696
10,700	Meitec Corp.	284,573
200	Meito Transportation Co. Ltd.	1,293
20,900	Meiwa Corp.	82,999
10,100	Meiwa Estate Co. Ltd.	39,813
3,000	Melco Holdings, Inc.	45,571
2,400	Message Co. Ltd.	76,882
70,000	Michinoku Bank Ltd. (The)	147,210
1,600	Micronics Japan Co. Ltd.	43,789
23,000	Mie Bank Ltd. (The)	49,494
7,000	Mikuni Corp.	26,155
2,937	Milbon Co. Ltd.	96,813
9,700	Mimasu Semiconductor Industry Co. Ltd.	88,048
79,000	Minato Bank Ltd. (The)	134,455
65,000	Minebea Co. Ltd.	525,798
12,600	Ministop Co. Ltd.	190,907
198,900	Miraca Holdings, Inc.	8,618,643
1,100	Miraial Co. Ltd.	17,129
29,540	Mirait Holdings Corp.	259,470
8,500	Misawa Homes Co. Ltd.	104,010
23,300	MISUMI Group, Inc.	566,575
6,400	Mitani Corp.	143,982
8,000	Mito Securities Co. Ltd.	27,857
16,000	Mitsuba Corp.	235,692
105,000	Mitsubishi Gas Chemical Co., Inc.	605,957
32,000	Mitsubishi Kakoki Kaisha Ltd.(b)	48,516
22,000	Mitsubishi Logistics Corp.	315,469
18,000	Mitsubishi Nichiyu Forklift Co. Ltd.	125,358
148,000	Mitsubishi Paper Mills Ltd.(b)	127,393
10,600	Mitsubishi Pencil Co. Ltd.	314,677

35

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
1,000	Mitsubishi Research Institute, Inc.	$21,235
5,700	Mitsubishi Shokuhin Co. Ltd.	127,621
80,000	Mitsubishi Steel Manufacturing Co. Ltd.	159,632
20,000	Mitsuboshi Belting Co. Ltd.	104,270
429,000	Mitsui Chemicals, Inc.	1,044,857
383,000	Mitsui Engineering & Shipbuilding Co. Ltd.	741,762
19,000	Mitsui High-Tec, Inc.	119,685
14,000	Mitsui Home Co. Ltd.	64,498
51,100	Mitsui Knowledge Industry Co. Ltd.	74,974
102,000	Mitsui Matsushima Co. Ltd.	147,660
285,000	Mitsui Mining & Smelting Co. Ltd.	705,287
66,000	Mitsui Sugar Co. Ltd.	273,722
63,000	Mitsui-Soko Co. Ltd.	249,572
61,100	Mitsumi Electric Co. Ltd.	391,456
10,500	Mitsuuroko Group Holdings Co. Ltd.	57,001
10,400	Miura Co. Ltd.	295,719
38,000	Miyaji Engineering Group, Inc.	84,746
60,000	Miyazaki Bank Ltd. (The)	183,108
26,000	Miyoshi Oil & Fat Co. Ltd.	34,841
62,000	Mizuno Corp.	337,790
3,800	Mochida Pharmaceutical Co. Ltd.	267,619
2,200	Modec, Inc.	48,633
21,400	Monex Group, Inc.	71,587
5,100	Monotaro Co. Ltd.	102,913
96,000	Morinaga & Co. Ltd.	211,278
113,000	Morinaga Milk Industry Co. Ltd.	421,118
16,000	Morita Holdings Corp.	133,340
22,000	Mory Industries, Inc.	82,848
9,300	MOS Food Services, Inc.	185,118
14,500	Moshi Moshi Hotline, Inc.	146,652
11,900	Mr Max Corp.	38,062
2,000	Murakami Corp.	29,696
312,000	Musashi Seimitsu Industry Co. Ltd.	6,875,688
21,800	Musashino Bank Ltd. (The)	697,276
15,000	Mutoh Holdings Co. Ltd.	65,291
13,500	Nabtesco Corp.	290,375
2,500	NAC Co. Ltd.	36,827
57,000	Nachi-Fujikoshi Corp.	352,365
5,500	Nagaileben Co. Ltd.	105,874
24,000	Nagano Bank Ltd. (The)	42,021
1,000	Nagano Keiki Co. Ltd.	6,573
91,400	Nagase & Co. Ltd.	1,119,311
7,000	Nagatanien Co. Ltd.	67,511
88,000	Nagoya Railroad Co. Ltd.	278,887
22,000	Nakabayashi Co. Ltd.	43,253
13,000	Nakamuraya Co. Ltd.	50,482
1,900	Nakanishi, Inc.	64,860
27,000	Nakayama Steel Works Ltd.(b)	20,071
Shares		Value
JAPAN (continued)
11,200	Namura Shipbuilding Co. Ltd.	$84,136
53,000	Nankai Electric Railway Co. Ltd.	205,292
55,000	Nanto Bank Ltd. (The)	206,045
3,600	Natori Co. Ltd.	38,910
16,000	NDS Co. Ltd.	44,447
9,600	NEC Capital Solutions Ltd.	165,830
14,100	NEC Networks & System Integration Corp.	298,178
17,800	NET One Systems Co. Ltd.	144,684
27,200	Neturen Co. Ltd.	186,238
5,200	New Japan Chemical Co. Ltd.(b)	10,834
4,100	Next Co. Ltd.	35,612
80,900	NHK Spring Co. Ltd.	729,592
41,000	Nice Holdings, Inc.	83,015
11,000	Nichia Steel Works Ltd.	28,513
38,000	Nichias Corp.	257,211
17,000	Nichiban Co. Ltd.	57,368
32,700	Nichicon Corp.	242,447
2,600	Nichiden Corp.	62,206
12,000	Nichiha Corp.	138,035
19,100	Nichii Gakkan Co.	167,955
11,450	Nichi-Iko Pharmaceutical Co. Ltd.	177,627
22,000	Nichimo Co. Ltd.	39,165
125,000	Nichirei Corp.	606,446
18,000	Nichireki Co. Ltd.	175,889
4,600	Nidec Copal Electronics Corp.	36,310
509,800	Nifco, Inc.(d)	14,211,669
3,900	NIFTY Corp.	55,123
218	Nihon Chouzai Co. Ltd.	6,047
9,700	Nihon Dempa Kogyo Co. Ltd.	77,896
12,300	Nihon Kohden Corp.	503,502
9,000	Nihon M&A Center, Inc.	210,134
21,000	Nihon Nohyaku Co. Ltd.	261,486
24,000	Nihon Parkerizing Co. Ltd.	523,265
2,800	Nihon Plast Co. Ltd.	16,488
1,000	Nihon Shokuhin Kako Co. Ltd.	3,355
1,100	Nihon Tokushu Toryo Co. Ltd.	6,122
500	Nihon Trim Co. Ltd.	17,264
13,600	Nihon Unisys Ltd.	137,816
37,000	Nihon Yamamura Glass Co. Ltd.	61,525
29,000	Nikkiso Co. Ltd.	324,507
9,000	Nikko Co. Ltd.	38,734
55,000	Nippo Corp.	838,705
12,000	Nippon Beet Sugar Manufacturing Co. Ltd.	22,536
12,000	Nippon Carbide Industries Co., Inc.	24,884
39,000	Nippon Carbon Co. Ltd.	68,665
6,200	Nippon Ceramic Co. Ltd.	96,910
62,000	Nippon Chemical Industrial Co. Ltd.(b)	80,657
70,000	Nippon Chemi-Con Corp.(b)	223,211

36

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
3,000	Nippon Chemiphar Co. Ltd.	$14,408
115,000	Nippon Coke & Engineering Co. Ltd.	133,858
18,000	Nippon Concrete Industries Co. Ltd.	73,419
26,000	Nippon Conveyor Co. Ltd.	32,552
13,000	Nippon Denko Co. Ltd.	36,113
26,000	Nippon Densetsu Kogyo Co. Ltd.	385,543
197,000	Nippon Electric Glass Co. Ltd.	961,540
400	Nippon Felt Co. Ltd.	1,733
600	Nippon Filcon Co. Ltd.	2,477
9,700	Nippon Fine Chemical Co. Ltd.	59,584
52,000	Nippon Flour Mills Co. Ltd.	289,920
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	31,535
9,200	Nippon Gas Co. Ltd.	152,081
11,000	Nippon Hume Corp.	80,051
3,100	Nippon Jogesuido Sekkei Co. Ltd.	37,600
3,400	Nippon Kanzai Co. Ltd.	68,775
60,000	Nippon Kayaku Co. Ltd.	714,237
16,000	Nippon Kinzoku Co. Ltd.(b)	20,189
56,000	Nippon Koei Co. Ltd.	268,401
27,000	Nippon Konpo Unyu Soko Co. Ltd.	455,568
61,000	Nippon Koshuha Steel Co. Ltd.(b)	54,296
2,000	Nippon Kucho Service Co. Ltd.	13,831
327,600	Nippon Light Metal Holdings Co. Ltd.	461,431
3,000	Nippon Meat Packers, Inc.	51,969
47,000	Nippon Paint Co. Ltd.	726,366
67,300	Nippon Paper Industries Co. Ltd.	1,228,364
33,000	Nippon Parking Development Co. Ltd.	34,861
16,000	Nippon Pillar Packing Co. Ltd.	114,716
61,000	Nippon Piston Ring Co. Ltd.	106,206
4,000	Nippon Rietec Co. Ltd.	29,344
54,000	Nippon Road Co. Ltd. (The)	274,661
19,000	Nippon Seiki Co. Ltd.	331,736
4,000	Nippon Seiro Co. Ltd.	9,742
10,000	Nippon Seisen Co. Ltd.	39,517
18,000	Nippon Sharyo Ltd.	64,440
510,000	Nippon Sheet Glass Co. Ltd.(b)	653,494
25,000	Nippon Shinyaku Co. Ltd.	439,918
64,000	Nippon Shokubai Co. Ltd.	736,812
23,500	Nippon Signal Co. Ltd. (The)	194,694
74,000	Nippon Soda Co. Ltd.	411,131
115,480	Nippon Steel & Sumikin Bussan Corp.	406,640
46,000	Nippon Steel & Sumikin Texeng Co. Ltd.	177,728
116,900	Nippon Suisan Kaisha Ltd.(b)	268,709
23,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	152,981
Shares		Value
JAPAN (continued)
39,000	Nippon Thompson Co. Ltd.	$177,004
21,000	Nippon Valqua Industries Ltd.	55,871
55,300	Nipro Corp.	478,165
1,000	Nishikawa Rubber Co. Ltd.	16,462
168,000	Nishimatsu Construction Co. Ltd.	603,081
10,800	Nishimatsuya Chain Co. Ltd.	77,433
359,000	Nishi-Nippon City Bank Ltd. (The)	814,672
73,000	Nishi-Nippon Railroad Co. Ltd.	280,618
3,100	Nishio Rent All Co. Ltd.	113,860
18,300	Nissan Chemical Industries Ltd.	272,974
39,000	Nissan Shatai Co. Ltd.	593,574
14,000	Nissan Tokyo Sales Holdings Co. Ltd.	45,464
1,200	Nissei ASB Machine Co. Ltd.	19,097
2,300	Nissei Corp.	21,687
3,900	Nissei Plastic Industrial Co. Ltd.	21,973
23,600	Nisshin Fudosan Co. Ltd.	82,641
38,000	Nisshin Oillio Group Ltd. (The)	127,119
40,300	Nisshin Seifun Group, Inc.	468,692
17,424	Nisshin Steel Co. Ltd.	178,612
66,000	Nisshinbo Holdings, Inc.	564,875
34,000	Nissin Corp.	95,779
26,000	Nissin Electric Co. Ltd.	144,452
18,300	Nissin Kogyo Co. Ltd.	337,593
2,600	Nissin Sugar Co. Ltd.	55,263
6,500	Nissui Pharmaceutical Co. Ltd.	67,076
12,300	Nitta Corp.	252,894
8,600	Nittan Valve Co. Ltd.	25,825
37,000	Nittetsu Mining Co. Ltd.	137,888
106,000	Nitto Boseki Co. Ltd.(b)	441,688
600	Nitto FC Co. Ltd.	3,609
17,600	Nitto Kogyo Corp.	364,274
4,800	Nitto Kohki Co. Ltd.	87,328
15,000	Nitto Seiko Co. Ltd.	43,283
9,500	Nittoc Construction Co. Ltd.	34,010
3,100	Nittoku Engineering Co. Ltd.	26,744
7,400	Noevir Holdings Co. Ltd.	140,639
109,000	NOF Corp.	754,849
12,000	Nohmi Bosai Ltd.	137,683
1,600	Nojima Corp.	11,378
47,200	NOK Corp.	771,931
17,000	Nomura Co. Ltd.	120,556
47,000	Noritake Co. Ltd.	114,931
8,700	Noritsu Koki Co. Ltd.	62,292
13,800	Noritz Corp.	244,724
200,100	North Pacific Bank Ltd.	810,304
7,700	NS Solutions Corp.	192,585
57,000	NS United Kaiun Kaisha Ltd.	127,676
3,100	NSD Co. Ltd.	38,297
246,000	NTN Corp.(b)	842,177
9,400	NTT Urban Development Corp.	82,567
500	Nuflare Technology, Inc.	31,154
4,500	Obara Group, Inc.	168,582
21,000	Obayashi Road Corp.	116,467

37

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
1,300	OBIC Business Consultants Ltd.	$42,089
9,600	Obic Co. Ltd.	287,808
32,000	Oenon Holdings, Inc.	81,068
141,000	Ogaki Kyoritsu Bank Ltd. (The)	380,652
4,300	Ohara, Inc.	25,278
2,400	Ohashi Technica, Inc.	19,367
1,800	Ohsho Food Service Corp.	66,465
14,038	Oiles Corp.	315,678
65,000	Oita Bank Ltd. (The)	236,514
20,200	Okabe Co. Ltd.	277,210
18,000	Okamoto Industries, Inc.	59,158
9,000	Okamoto Machine Tool Works Ltd.(b)	8,715
35,000	Okamura Corp.	298,528
21,000	Okasan Securities Group, Inc.	146,251
142,000	Oki Electric Industry Co. Ltd.	277,791
2,200	Okinawa Cellular Telephone Co.	56,143
600	Okinawa Electric Power Co., Inc. (The)	19,573
54,000	OKK Corp.	69,194
62,000	OKUMA Corp.	531,247
77,000	Okumura Corp.	351,729
30,000	Okura Industrial Co. Ltd.	85,978
14,000	Okuwa Co. Ltd.	127,628
8,200	Onoken Co. Ltd.	86,464
111,000	Onward Holdings Co. Ltd.	745,899
1,800	Optex Co. Ltd.	29,262
10,000	Organo Corp.	47,538
17,000	Origin Electric Co. Ltd.	47,391
2,700	Osaka Organic Chemical Industry Ltd.	11,541
9,500	Osaka Steel Co. Ltd.	150,164
4,100	OSAKA Titanium Technologies Co. Ltd.	84,057
11,000	Osaki Electric Co. Ltd.	66,386
25,100	OSG Corp.	404,605
5,300	Otsuka Corp.	626,762
3,800	Otsuka Kagu Ltd.	37,058
6,100	Oyo Corp.	84,547
37,000	Pacific Industrial Co. Ltd.	258,405
34,000	Pacific Metals Co. Ltd.(b)	157,969
6,850	Pack Corp. (The)	129,181
4,000	Pal Co. Ltd.	76,295
13,650	Paltac Corp.	168,497
57,000	PanaHome Corp.	378,569
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	47,450
1,000	Panasonic Information Systems Co. Ltd.	26,243
3,100	Paramount Bed Holdings Co. Ltd.	93,393
4,300	Parco Co. Ltd.	34,447
6,700	Paris Miki Holdings, Inc.	33,292
20,100	Park24 Co. Ltd.	366,867
10,000	Pasco Corp.(b)	38,441
Shares		Value
JAPAN (continued)
1,400	Pasona Group, Inc.	$7,148
55,500	Penta-Ocean Construction Co. Ltd.	181,318
11,400	Pigeon Corp.	510,148
6,600	Pilot Corp.	276,627
5,200	Piolax, Inc.	180,310
129,500	Pioneer Corp.(b)	279,938
10,200	Plenus Co. Ltd.	232,764
6,200	Pola Orbis Holdings, Inc.	242,275
56,000	Press Kogyo Co. Ltd.	204,861
1,500	Pressance Corp.	37,194
3,000	Prestige International, Inc.	28,200
67,000	Prima Meat Packers Ltd.	147,454
6,800	Pronexus, Inc.	46,426
900	Proto Corp.	12,395
6,400	Qol Co. Ltd.	39,689
42,100	Raito Kogyo Co. Ltd.	362,381
1,900	Relo Holdings, Inc.	104,074
137,840	Rengo Co. Ltd.	616,158
35,400	Renown, Inc.(b)	40,859
26,200	Resorttrust, Inc.	410,292
3,000	Rheon Automatic Machinery Co. Ltd.	16,726
49,000	Rhythm Watch Co. Ltd.	72,372
9,100	Ricoh Leasing Co. Ltd.	237,391
8,100	Right On Co. Ltd.	57,362
31,000	Riken Corp.	126,747
11,400	Riken Keiki Co. Ltd.	110,393
19,000	Riken Technos Corp.	98,313
2,600	Riken Vitamin Co. Ltd.	61,748
3,000	Ringer Hut Co. Ltd.	44,574
16,800	Riso Kagaku Corp.	413,283
6,980	Riso Kyoiku Co. Ltd.	15,225
4,500	Rock Field Co. Ltd.	80,374
32,000	Rohto Pharmaceutical Co. Ltd.	564,347
8,500	Roland Corp.	120,722
1,200	Roland DG Corp.	40,495
39,700	Round One Corp.	284,639
8,600	Royal Holdings Co. Ltd.	125,423
76,000	Ryobi Ltd.	224,502
16,000	Ryoden Trading Co. Ltd.	107,987
7,600	Ryohin Keikaku Co. Ltd.	853,406
19,600	Ryosan Co. Ltd.	413,913
8,400	Ryoyo Electro Corp.	100,733
3,500	S Foods, Inc.	46,662
2,000	Sagami Chain Co. Ltd.	18,115
62,000	Saibu Gas Co. Ltd.	155,250
15,600	Saizeriya Co. Ltd.	178,835
37,000	Sakai Chemical Industry Co. Ltd.	104,230
18,000	Sakai Heavy Industries Ltd.	63,736
1,000	Sakai Moving Service Co. Ltd.	33,746
39,000	Sakai Ovex Co. Ltd.	67,139
18,000	Sakata INX Corp.	158,282
17,300	Sakata Seed Corp.	241,643
4,500	Sala Corp.	22,888

38

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
7,000	San-A Co. Ltd.	$201,780
50,000	San-Ai Oil Co. Ltd.	332,567
26,000	Sanden Corp.	123,598
2,000	Sanei Architecture Planning Co. Ltd.	15,768
22,575	Sangetsu Co. Ltd.	580,964
82,000	San-In Godo Bank Ltd. (The)	540,598
4,500	Sanix, Inc.(b)	53,128
44,000	Sanken Electric Co. Ltd.	305,570
31,000	Sanki Engineering Co. Ltd.	190,424
5,000	Sanko Marketing Foods Co. Ltd.	44,848
14,000	Sanko Metal Industrial Co. Ltd.	31,907
23,200	Sankyo Seiko Co. Ltd.	80,106
12,900	Sankyo Tateyama, Inc.	254,883
142,000	Sankyu, Inc.	540,304
20,600	Sanoh Industrial Co. Ltd.	127,144
8,200	Sanshin Electronics Co. Ltd.	51,413
68,000	Sanwa Holdings Corp.	415,044
40,000	Sanyo Chemical Industries Ltd.	244,535
13,000	Sanyo Denki Co. Ltd.	87,612
2,000	Sanyo Electric Railway Co. Ltd.	9,195
5,400	Sanyo Housing Nagoya Co. Ltd.	51,076
19,000	Sanyo Industries Ltd.	34,753
59,000	Sanyo Shokai Ltd.	161,011
78,000	Sanyo Special Steel Co. Ltd.	303,653
170,000	Sapporo Holdings Ltd.	720,008
19,000	Sasebo Heavy Industries Co. Ltd.(b)	21,186
26,000	Sata Construction Co. Ltd.	29,755
4,900	SATO Holdings Corp.	106,258
6,300	Sato Shoji Corp.	39,870
6,500	Satori Electric Co. Ltd.	41,072
11,400	Sawada Holdings Co. Ltd.	96,566
9,000	Sawai Pharmaceutical Co. Ltd.	557,246
37,000	SAXA Holdings, Inc.	55,372
100,480	SBI Holdings, Inc.	1,145,001
1,600	SBS Holdings, Inc.	27,075
13,600	Scroll Corp.	36,449
21,797	SCSK Corp.	574,800
1,600	Secom Joshinetsu Co. Ltd.	39,141
4,000	Seibu Electric Industry Co. Ltd.	18,193
37,000	Seika Corp.	86,135
3,500	Seikagaku Corp.	41,835
8,000	Seikitokyu Kogyo Co. Ltd.(b)	9,781
55,200	Seiko Epson Corp.	1,504,252
36,000	Seiko Holdings Corp.	131,344
97,000	Seino Holdings Co. Ltd.	956,385
18,700	Seiren Co. Ltd.	156,938
32,000	Sekisui Jushi Corp.	425,999
12,000	Sekisui Plastics Co. Ltd.	32,044
37,000	Senko Co. Ltd.	169,013
2,000	Senshu Electric Co. Ltd.	25,588
44,120	Senshu Ikeda Holdings, Inc.	202,399
9,000	Senshukai Co. Ltd.	76,588
3,300	Seria Co. Ltd.	129,114
Shares		Value
JAPAN (continued)
1,000	Shibaura Mechatronics Corp.	$2,514
25,000	Shibusawa Warehouse Co. Ltd. (The)	82,897
9,400	Shibuya Kogyo Co. Ltd.	253,125
2,100	Shidax Corp.	10,188
91,000	Shiga Bank Ltd. (The)	496,679
93,000	Shikibo Ltd.	101,883
44,000	Shikoku Bank Ltd. (The)	88,658
25,000	Shikoku Chemicals Corp.	171,174
19,400	Shikoku Electric Power Co., Inc.(b)	226,952
6,300	Shima Seiki Manufacturing Ltd.	105,005
32,149	Shimachu Co. Ltd.	706,596
74,000	Shimadzu Corp.	631,897
1,400	Shimamura Co. Ltd.	130,366
800	Shimane Bank Ltd. (The)	10,126
3,600	Shimizu Bank Ltd. (The)	87,997
141,000	Shimizu Corp.	798,543
2,500	Shimojima Co. Ltd.	25,456
7,400	Shin Nippon Air Technologies Co. Ltd.	45,311
32,000	Shinagawa Refractories Co. Ltd.	63,540
32,000	Shindengen Electric Manufacturing Co. Ltd.	130,523
9,300	Shin-Etsu Polymer Co. Ltd.	34,749
9,000	Shin-Keisei Electric Railway Co. Ltd.	33,276
33,500	Shinko Electric Industries Co. Ltd.	220,854
18,800	Shinko Plantech Co. Ltd.	141,411
13,300	Shinko Shoji Co. Ltd.	122,417
7,000	Shinko Wire Co. Ltd.	11,503
41,000	Shinmaywa Industries Ltd.	361,735
31,500	Shinnihon Corp.	92,434
30,000	Shinsho Corp.	67,492
900	Shinwa Co. Ltd.	10,405
10,500	Ship Healthcare Holdings, Inc.	357,412
20,000	Shiroki Corp.	38,343
3,000	Shizuki Electric Co., Inc.	11,767
32,500	Shizuoka Gas Co. Ltd.	195,505
6,500	Shobunsha Publications, Inc.	40,118
500	Shoei Foods Corp.	3,893
900	Shofu, Inc.	7,571
34,000	Shoko Co. Ltd.	45,229
1,000	Showa Aircraft Industry Co. Ltd.	11,679
25,600	Showa Corp.	280,953
1,019,600	Showa Denko KK	1,356,342
32,000	Showa Sangyo Co. Ltd.	103,291
57,400	Showa Shell Sekiyu KK	582,225
7,000	Siix Corp.	102,636
18,000	Sinanen Co. Ltd.	68,313
22,000	Sinfonia Technology Co. Ltd.	33,785
4,900	Sinko Industries Ltd.	46,587
41,100	Sintokogio Ltd.	295,079
122,200	SKY Perfect JSAT Holdings, Inc.	656,212

39

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
27,000	SMK Corp.	$100,357
1,400	SMS Co. Ltd.	29,866
13,500	SNT Corp.	54,140
29,300	Sodick Co. Ltd.	108,619
6,100	Soft99 Corp.	39,619
2,200	Sogo Medical Co. Ltd.	91,026
49,188	Sohgo Security Services Co. Ltd.	1,040,677
820,800	Sojitz Corp.	1,292,598
50,000	Sotetsu Holdings, Inc.	178,510
1,900	Space Co. Ltd.	17,674
700	SPK Corp.	12,886
7,800	Square Enix Holdings Co. Ltd.	124,971
2,700	SRA Holdings, Inc.	38,717
300	ST Corp.	2,905
1,800	St. Marc Holdings Co. Ltd.	85,303
10,000	Stanley Electric Co. Ltd.	221,059
19,100	Star Micronics Co. Ltd.	235,212
6,800	Starbucks Coffee Japan Ltd.	72,234
10,200	Start Today Co. Ltd.	213,408
4,000	Starts Corp., Inc.	50,511
26,000	Starzen Co. Ltd.	68,920
5,300	Stella Chemifa Corp.	67,238
2,500	Studio Alice Co. Ltd.	34,748
8,000	Sugi Holdings Co. Ltd.	359,955
3,800	Sugimoto & Co. Ltd.	37,541
31,600	Sumco Corp.	242,328
4,800	Sumida Corp.	28,922
36,000	Suminoe Textile Co. Ltd.	108,808
87,000	Sumitomo Bakelite Co. Ltd.	331,031
8,900	Sumitomo Densetsu Co. Ltd.	109,427
72,500	Sumitomo Forestry Co. Ltd.	737,517
150,000	Sumitomo Heavy Industries Ltd.	636,768
157,000	Sumitomo Mitsui Construction Co. Ltd.(b)	161,246
246,000	Sumitomo Osaka Cement Co. Ltd.	976,926
13,000	Sumitomo Precision Products Co. Ltd.	47,684
6,280	Sumitomo Real Estate Sales Co. Ltd.	188,274
38,000	Sumitomo Seika Chemicals Co. Ltd.	238,255
61,000	Sumitomo Warehouse Co. Ltd. (The)	295,349
2,500	Sun Frontier Fudousan Co. Ltd.	24,943
2,000	Suncall Corp.	11,503
12,700	Sundrug Co. Ltd.	519,255
3,600	Sun-Wa Technos Corp.	31,023
23,000	Suzuken Co. Ltd.	827,897
115,000	SWCC Showa Holdings Co. Ltd.(b)	110,236
5,400	Systena Corp.	37,449
3,400	T&K Toka Co. Ltd.	70,504
4,300	T. Hasegawa Co. Ltd.	63,805
42,000	T. RAD Co. Ltd.	109,688
Shares		Value
JAPAN (continued)
6,000	Tachibana Eletech Co. Ltd.	$80,168
11,900	Tachi-S Co. Ltd.	186,470
68,000	Tadano Ltd.	961,784
10,000	Taihei Dengyo Kaisha Ltd.	65,633
37,000	Taiheiyo Kouhatsu, Inc.	34,382
9,600	Taiho Kogyo Co. Ltd.	90,709
16,700	Taikisha Ltd.	360,838
10,000	Taiko Bank Ltd. (The)	20,639
1,500	Taiko Pharmaceutical Co. Ltd.	21,803
900	Taisei Lamick Co., Ltd.	21,911
5,500	Taiyo Holdings Co. Ltd.	166,235
59,000	Taiyo Nippon Sanso Corp.	469,761
55,800	Taiyo Yuden Co. Ltd.	688,801
1,600	Takachiho Koheki Co. Ltd.	15,775
16,000	Takagi Securities Co. Ltd.	38,343
7,100	Takamatsu Construction Group Co. Ltd.	121,673
4,000	Takano Co. Ltd.	19,915
18,000	Takara Leben Co. Ltd.	49,298
4,400	Takara Printing Co. Ltd.	33,785
65,000	Takara Standard Co. Ltd.	463,491
41,000	Takasago International Corp.	200,518
30,400	Takasago Thermal Engineering Co. Ltd.	296,759
18,000	Takashima & Co. Ltd.	39,262
72,000	Takashimaya Co. Ltd.	681,723
13,800	Takata Corp.	324,904
1,630	Take And Give Needs Co. Ltd.	30,755
3,000	Takeei Corp.	29,285
1,900	Takeuchi Manufacturing Co. Ltd.	55,141
12,000	Takihyo Co. Ltd.	47,655
23,000	Takiron Co. Ltd.	93,138
33,000	Takisawa Machine Tool Co. Ltd.	46,158
18,000	Takuma Co. Ltd.	145,430
5,900	Tamron Co. Ltd.	147,565
50,000	Tamura Corp.	118,844
1,300	Tanseisha Co. Ltd.	4,908
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	102,264
20,000	Tayca Corp.	54,971
19,000	TBK Co. Ltd.	92,923
600	Techno Medica Co. Ltd.	11,843
1,200	Techno Ryowa Ltd.	5,470
13,400	Tecmo Koei Holdings Co. Ltd.	159,644
637,000	Teijin Ltd.	1,563,916
1,200	Teikoku Electric Manufacturing Co. Ltd.	34,074
7,000	Teikoku Sen-I Co. Ltd.	100,034
15,000	Teikoku Tsushin Kogyo Co. Ltd.	24,649
98,000	Tekken Corp.	285,656
1,400	Tella, Inc.(b)	15,077
5,300	Temp Holdings Co. Ltd.	134,943
4,400	T-Gaia Corp.	38,734

40

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
23,500	THK Co. Ltd.	$497,193
1,000	Tigers Polymer Corp.	4,059
11,000	TKC Corp.	222,615
156,000	Toa Corp.	292,972
6,000	Toa Corp.	60,332
58,000	Toa Oil Co. Ltd.	89,069
22,000	Toa Road Corp.	100,279
51,000	Toabo Corp.	34,920
104,500	Toagosei Co. Ltd.	437,482
10,100	Tobishima Corp.(b)	14,719
15,000	Tobu Store Co. Ltd.	38,588
37,600	TOC Co. Ltd.	255,607
3,400	Tocalo Co. Ltd.	53,111
60,000	Tochigi Bank Ltd. (The)	233,579
106,000	Toda Corp.	371,184
15,000	Toda Kogyo Corp.	40,495
1,400	Toei Animation Co. Ltd.	36,522
32,000	Toei Co. Ltd.	179,038
25,000	Toenec Corp.	121,045
62,000	Toho Bank Ltd. (The)	207,405
8,000	Toho Co. Ltd.	28,796
30,000	Toho Gas Co. Ltd.	147,014
11,600	Toho Holdings Co. Ltd.	233,963
2,100	Toho Titanium Co. Ltd.(b)	13,085
73,000	Toho Zinc Co. Ltd.	232,063
53,000	Tohoku Bank Ltd. (The)	75,688
500	Tohokushinsha Film Corp.	3,869
14,000	Tohto Suisan Co. Ltd.	27,251
61,000	Tokai Carbon Co. Ltd.	195,706
2,400	Tokai Corp.	60,965
19,000	TOKAI Holdings Corp.	65,790
22,000	Tokai Lease Co. Ltd.	39,380
26,700	Tokai Rika Co. Ltd.	463,826
17,500	Tokai Rubber Industries Ltd.	180,931
88,000	Tokai Tokyo Financial Holdings, Inc.	590,483
1,890	Token Corp.	83,745
33,840	Tokushu Tokai Paper Co. Ltd.	74,475
171,000	Tokuyama Corp.	495,095
20,000	Tokyo Broadcasting System Holdings, Inc.	217,147
2,200	Tokyo Derica Co. Ltd.	32,020
32,000	Tokyo Dome Corp.	143,043
2,400	Tokyo Electron Device Ltd.	31,598
5,000	Tokyo Energy & Systems, Inc.	26,067
40,000	Tokyo Keiki, Inc.	111,508
12,000	Tokyo Kikai Seisakusho Ltd.(b)	9,860
39,800	Tokyo Ohka Kogyo Co. Ltd.	909,014
7,000	Tokyo Rakutenchi Co. Ltd.	32,181
89,000	Tokyo Rope Manufacturing Co. Ltd.(b)	129,711
2,500	Tokyo Sangyo Co. Ltd.	9,781
14,700	Tokyo Seimitsu Co. Ltd.	247,600
44,800	Tokyo Steel Manufacturing Co. Ltd.	218,665
86,000	Tokyo Tatemono Co. Ltd.	684,736
Shares		Value
JAPAN (continued)
32,000	Tokyo Tekko Co. Ltd.	$119,881
31,000	Tokyo Theaters Co., Inc.	42,148
17,500	Tokyo Tomin Bank Ltd. (The)	181,445
21,521	Tokyu Fudosan Holdings Corp.	156,195
27,000	Toli Corp.	52,027
28,000	Tomato Bank Ltd.	46,286
4,000	Tomen Devices Corp.	66,435
7,900	Tomen Electronics Corp.	126,882
18,100	Tomoe Corp.	78,253
3,300	Tomoe Engineering Co. Ltd.	52,098
4,000	Tomoegawa Co. Ltd.	7,629
49,000	Tomoku Co. Ltd.	131,325
71,700	TOMONY Holdings, Inc.	304,375
31,000	Tomy Co. Ltd.	147,063
25,000	Tonami Holdings Co. Ltd.	45,483
13,100	Topcon Corp.	228,467
26,500	Toppan Forms Co. Ltd.	243,654
29,000	Topre Corp.	293,021
103,000	Topy Industries Ltd.	174,295
1,000	Toridoll.corp.	9,879
8,800	Torigoe Co. Ltd. (The)	59,565
5,300	Torii Pharmaceutical Co. Ltd.	150,444
5,400	Torishima Pump Manufacturing Co. Ltd.	66,130
12,100	Tosei Corp.	73,143
67,000	Toshiba Machine Co. Ltd.	300,152
17,000	Toshiba Plant Systems & Services Corp.	249,924
106,000	Toshiba TEC Corp.	689,490
18,000	Tosho Printing Co. Ltd.	68,841
245,000	Tosoh Corp.	934,611
12,000	Totetsu Kogyo Co. Ltd.	243,791
21,000	Tottori Bank Ltd. (The)	37,384
174,000	Towa Bank Ltd. (The)	165,090
1,900	Towa Corp.	9,645
2,800	Towa Pharmaceutical Co. Ltd.	119,548
29,800	Toyo Construction Co. Ltd.	105,518
8,200	Toyo Corp.	90,795
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	10,769
62,000	Toyo Engineering Corp.	273,507
152,000	Toyo Ink SC Holdings Co. Ltd.	619,983
28,000	Toyo Kanetsu KK	66,553
28,000	Toyo Kohan Co. Ltd.	135,570
29,000	Toyo Securities Co. Ltd.	79,709
17,600	Toyo Seikan Group Holdings Ltd.	261,499
16,000	Toyo Suisan Kaisha Ltd.	511,762
1,300	Toyo Tanso Co. Ltd.	31,192
98,000	Toyo Tire & Rubber Co. Ltd.	729,476
20,000	Toyo Wharf & Warehouse Co. Ltd.	39,908
337,000	Toyobo Co. Ltd.	543,894
35,400	Toyoda Gosei Co. Ltd.	652,356
35,800	Toyota Boshoku Corp.	369,433

41

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JAPAN (continued)
9,200	TPR Co. Ltd.	$135,703
1,200	Trancom Co. Ltd.	42,197
12,300	Transcosmos, Inc.(b)	228,832
8,800	Trusco Nakayama Corp.	198,406
12,900	TS Tech Co. Ltd.	343,966
54,600	TSI Holdings Co. Ltd.	367,970
67,000	Tsubakimoto Chain Co.	477,097
8,000	Tsubakimoto Kogyo Co. Ltd.	21,832
47,000	Tsudakoma Corp.(b)	62,063
34,000	Tsugami Corp.	192,224
15,000	Tsukamoto Corp. Co. Ltd.	19,514
18,000	Tsukishima Kikai Co. Ltd.	191,207
39,433	Tsukuba Bank Ltd.	141,941
4,700	Tsukui Corp.	52,730
16,700	Tsumura & Co.	396,285
5,300	Tsuruha Holdings, Inc.	532,929
7,000	Tsurumi Manufacturing Co. Ltd.	85,519
2,400	Tsutsumi Jewelry Co. Ltd.	54,345
7,000	TTK Co. Ltd.	30,743
8,100	TV Asahi Holdings Corp.	141,107
200	TV Tokyo Holdings Corp.	3,187
68,840	UACJ Corp.	272,034
578,800	Ube Industries Ltd.	979,434
23,000	Uchida Yoko Co. Ltd.	64,342
14,000	Ueki Corp.	27,388
4,600	UKC Holdings Corp.	73,926
8,600	Ulvac, Inc.(b)	162,856
36,000	Uniden Corp.(b)	83,455
400	Union Tool Co.	9,363
21,600	Unipres Corp.	416,851
7,300	United Arrows Ltd.	282,046
96,000	Unitika Ltd.(b)	54,463
4,900	Universal Entertainment Corp.(b)	86,991
143,600	UNY Group Holdings Co. Ltd.	925,636
19,280	Usen Corp.(b)	70,907
14,100	U-Shin Ltd.	84,543
24,300	Ushio, Inc.	317,313
4,000	UT Holdings Co. Ltd.	24,336
8,800	Utoc Corp.	30,643
18,600	Valor Co. Ltd.	240,880
3,000	Village Vanguard Co. Ltd.	35,301
22,600	Vital KSK Holdings, Inc.	159,826
16,200	VT Holdings Co. Ltd.	92,857
32,000	Wacoal Holdings Corp.	315,195
26,700	Wacom Co. Ltd.	174,718
33,000	Wakachiku Construction Co. Ltd.	50,355
16,000	Wakita & Co. Ltd.	180,760
7,600	Warabeya Nichiyo Co. Ltd.	141,689
2,800	Watabe Wedding Corp.	18,651
6,300	WATAMI Co. Ltd.	91,695
3,000	Weathernews, Inc.	78,730
1,700	Welcia Holdings Co. Ltd.	102,597
2,700	West Holdings Corp.	36,234
18,000	Wood One Co. Ltd.	50,179
Shares		Value
JAPAN (continued)
500	Wowow, Inc.	$16,775
20,700	Xebio Co. Ltd.	381,867
5,100	Yachiyo Bank Ltd. (The)	137,783
4,700	Yahagi Construction Co. Ltd.	46,064
1,200	Yaizu Suisankagaku Industry Co. Ltd.	11,186
3,700	YAMABIKO Corp.	137,707
117,200	Yamada Denki Co. Ltd.	432,185
88,000	Yamagata Bank Ltd. (The)	376,153
157,000	Yamaguchi Financial Group, Inc.	1,446,608
124,300	Yamaha Corp.	1,663,250
79,000	Yamanashi Chuo Bank Ltd. (The)	342,319
70,000	Yamatane Corp.	102,705
5,700	Yamato Kogyo Co. Ltd.	164,139
1,800	Yamaya Corp.	32,889
60,000	Yamazaki Baking Co. Ltd.	732,430
100	Yamazawa Co. Ltd.	1,496
18,200	Yamazen Corp.	117,494
2,500	Yaoko Co. Ltd.	113,220
700	Yashima Denki Co. Ltd.	3,054
34,000	Yaskawa Electric Corp.	383,450
7,900	Yasuda Warehouse Co. Ltd. (The)	81,832
15,900	Yellow Hat Ltd.	304,361
57,000	Yodogawa Steel Works Ltd.	224,131
17,000	Yokogawa Bridge Holdings Corp.	224,982
25,300	Yokogawa Electric Corp.	345,219
22,300	Yokohama Reito Co. Ltd.	180,389
56,000	Yokohama Rubber Co. Ltd. (The)	500,103
3,300	Yokowo Co. Ltd.	16,494
5,000	Yomeishu Seizo Co. Ltd.	46,608
7,000	Yomiuri Land Co. Ltd.	26,977
5,000	Yondenko Corp.	17,753
3,100	Yondoshi Holdings, Inc.	55,065
3,200	Yonex Co. Ltd.	18,905
8,300	Yorozu Corp.	154,821
1,800	Yoshinoya Holdings Co. Ltd.	22,800
56,000	Yuasa Trading Co. Ltd.	106,265
27,000	Yuken Kogyo Co. Ltd.	54,932
3,800	Yumeshin Holdings Co. Ltd.	32,337
13,000	Yurtec Corp.	60,654
9,100	Yusen Logistics Co. Ltd.	104,765
2,000	Yushiro Chemical Industry Co. Ltd.	20,111
12,300	Zenrin Co. Ltd.	125,484
18,700	Zensho Holdings Co. Ltd.	189,131
72,000	Zeon Corp.	669,751
7,700	ZERIA Pharmaceutical Co. Ltd.	161,027
4,000	Zojirushi Corp.	14,281
600	Zuiko Corp.	33,335
10,700	Zuken, Inc.	83,623
		309,085,167

42

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	$29,173
410,240	Centamin Plc(b)	448,488
55,236	Heritage Oil Plc(b)	293,955
66,885	Petra Diamonds Ltd.(b)	184,073
65,603	Phoenix Group Holdings	756,515
8,082	Randgold Resources Ltd.	652,259
		2,364,463
LIECHTENSTEIN — 0.0%
553	Liechtensteinische Landesbank AG	27,333
912	Verwaltungs- und Privat-Bank AG	90,879
		118,212
LUXEMBOURG — 0.3%
34,744	APERAM(b)	903,305
2,734,415	AZ Electronic Materials SA(d)	18,587,083
32,312	d’Amico International Shipping SA	29,452
1,818	Eurofins Scientific SE	504,440
1,096	GAGFAH SA(b)	17,304
104,500	L’Occitane International SA	256,635
1,351	Oriflame Cosmetics SA - SDR	34,449
100,579	Regus Plc	354,917
153,988	Transcom WorldWide SA, Class B - SDR(b)	34,103
		20,721,688
MALAYSIA — 0.7%
50,600	Aeon Co. (M) Berhad	228,091
8,520	Aeon Credit Service M Berhad	37,832
317,300	Affin Holdings Berhad	366,321
682,400	AirAsia Berhad	463,919
20,200	Alam Maritim Resources Berhad	9,155
576,800	Alliance Financial Group Berhad	791,323
20,100	Amway Malaysia Holdings Berhad	73,248
1,315,400	APM Automotive Holdings Berhad(d)	2,441,073
1,702,376	Axis Real Estate Investment Trust(d)	1,824,626
32,700	Batu Kawan Berhad	195,068
108,800	Benalec Holdings Berhad	29,986
95,933	Berjaya Assets Berhad	24,971
1,100,600	Berjaya Corp. Berhad	168,519
162,681	Berjaya Sports Toto Berhad	193,792
128,600	BIMB Holdings Berhad	167,371
644,400	Bintulu Port Holdings Berhad(d)	1,480,018
400	Boustead Heavy Industries Corp. Berhad(b)	311
365,904	Boustead Holdings Berhad	621,886
199,500	Bumi Armada Berhad	244,373
Shares		Value
MALAYSIA (continued)
59,500	Bursa Malaysia Berhad	$138,296
41,900	Cahya Mata Sarawak Berhad	122,409
49,500	Carlsberg Brewery-Malaysia Berhad	190,390
49,030	CB Industrial Product Holding Berhad	70,568
25,300	Coastal Contracts Berhad	38,816
28,650	Dayang Enterprise Holdings Berhad	32,550
3,831,852	Dialog Group Berhad	4,212,632
585,500	DRB-Hicom Berhad	448,247
475,000	Eastern & Oriental Berhad	344,740
28,100	Engtex Group Berhad	16,522
116,100	Evergreen Fibreboard Berhad(b)	18,666
70,300	Faber Group Berhad	63,938
20,800	Fraser & Neave Holdings Berhad	114,653
698,100	Gamuda Berhad	985,528
89,300	Genting Plantations Berhad	303,546
23,300	Globetronics Technology Berhad	25,687
125,000	Glomac Berhad	42,107
59,600	Guinness Anchor Berhad	262,820
499,380	HAP Seng Consolidated Berhad	484,776
110,500	Hap Seng Plantations Holdings Berhad	94,748
1,510,080	Hartalega Holdings Berhad(d)	2,931,835
19,992	Hock Seng LEE Berhad	11,693
83,100	Hong Leong Financial Group Berhad	389,352
51,500	Hong Leong Industries Berhad	104,561
37,733	Hua Yang Berhad	21,608
391,730	IGB Corp. Berhad	332,290
833,940	IJM Corp. Berhad	1,629,318
192,200	IJM Land Berhad	177,750
125,900	IJM Plantations Berhad	136,483
43,848	Integrated Logistics Berhad	10,541
293,000	Iris Corp. Berhad	41,274
162,700	JAKS Resources Berhad(b)	27,403
218,400	JCY International Berhad	49,492
32,800	JT International Berhad	77,744
99,279	K&N Kenanga Holdings Berhad(b)	23,714
44,400	Karambunai Corp. Berhad(b)	1,224
89,800	Keck Seng (Malaysia) Berhad	193,322
103,900	Kian JOO CAN Factory Berhad	108,498
1,976,800	KKB Engineering Berhad(d)	1,519,451
293,400	KLCC Property Holdings Berhad	598,390
589,500	KNM Group Berhad(b)	149,835
38,800	Kossan Rubber Industries	48,715
2,502,688	KPJ Healthcare Berhad	2,483,145
83,900	KSL Holdings Berhad(b)	55,240
370,600	Kulim Malaysia Berhad(b)	400,618
52,850	Kumpulan Fima Berhad	37,710

43

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
MALAYSIA (continued)
66,200	Kumpulan Perangsang Selangor Berhad	$30,814
87,500	Lafarge Malaysia Berhad	243,569
232,500	Land & General Berhad(b)	40,583
157,800	Landmarks Berhad(b)	53,639
37,900	LBS Bina Group Berhad	20,659
79,000	Lingkaran Trans Kota Holdings Berhad	94,350
15,500	LPI Capital Berhad	80,692
387,807	Mah Sing Group Berhad	268,395
121,750	Malayan Flour Mills Berhad	58,908
159,548	Malaysia Airports Holdings Berhad	393,801
171,750	Malaysia Building Society Berhad	118,865
14,800	Malaysia Marine and Heavy Engineering Holdings Berhad	17,902
290,500	Malaysian Airline System Berhad(b)	20,461
128,900	Malaysian Bulk Carriers Berhad	74,999
32,000	Malaysian Pacific Industries Berhad	40,962
291,250	Malaysian Resources Corp. Berhad	140,028
37,180	MBM Resources Berhad	36,662
2,645,200	Media Prima Berhad	2,017,011
18,700	Mega First Corp. Berhad	13,056
67,500	MKH Berhad	90,537
460,600	MMC Corp. Berhad	394,941
45,500	MNRB Holdings Berhad	52,808
102,700	Mudajaya Group Berhad	81,456
189,500	Muhibbah Engineering M Berhad	168,290
690,300	Mulpha International Berhad(b)	90,898
17,800	My EG Services Berhad	15,045
50,500	Naim Holdings Berhad	61,704
157,000	Nam Cheong Ltd.	44,456
60,300	NCB Holdings Berhad	56,690
5,000	Nestle Malaysia Berhad	104,884
102,200	Oriental Holdings Berhad	244,116
441,390	OSK Holdings Berhad	224,378
39,200	Padini Holdings Berhad	24,009
4,300	Panasonic Manufacturing Malaysia Berhad	29,233
43,120	Paramount Corp. Berhad	22,052
55,076	Parkson Holdings Berhad	49,586
45,300	Perisai Petroleum Teknologi Berhad(b)	21,780
43,000	PJ Development Holdings Berhad	20,147
142,800	POS Malaysia Berhad	196,785
55,600	Press Metal Berhad	59,082
3,838,500	QL Resources Berhad(d)	3,679,224
36,200	Sarawak Oil Palms Berhad	72,167
7,600	Scientex Berhad	13,499
96,800	Scomi Energy Services Berhad(b)	28,606
Shares		Value
MALAYSIA (continued)
494,800	Scomi Group Berhad(b)	$64,397
2,300	Selangor Properties Berhad	3,733
51,500	Shangri-La Hotels (Malaysia) Berhad	104,561
28,800	Shell Refining Co. Federation of Malaya Berhad	52,829
18,690	Subur Tiasa Holdings Berhad	12,935
443,660	Sunway Berhad	421,175
99,200	Supermax Corp. Berhad	74,427
5,400	Syarikat Takaful Malaysia Berhad	20,803
89,164	Ta Ann Holdings Berhad	114,680
682,700	TA Enterprise Berhad	169,342
195,360	TA Global Berhad	18,546
142,300	TAN Chong Motor Holdings Berhad	248,388
444,000	TDM Berhad	131,888
61,440	TH Plantations Berhad	38,194
315,760	Time dotCom Berhad(b)	385,816
46,900	Tiong NAM Logistics Holdings	19,245
120,960	Top Glove Corp. Berhad	177,801
155,100	Tropicana Corp. Berhad	73,145
57,200	TSH Resources Berhad	58,680
377,908	UEM Sunrise Berhad	266,173
184,300	UMW Holdings Berhad	607,279
238,900	Unisem (M) Berhad	86,327
15,000	United Malacca Berhad	32,751
33,600	United Plantations Berhad	260,322
132,030	Wah Seong Corp. Berhad	79,651
473,300	WCT Holdings Berhad	326,114
7,153,250	Wellcall Holdings Berhad(d)	3,154,396
170,700	WTK Holdings Berhad	69,524
140,671	YNH Property Berhad	84,864
876,900	YTL Corp. Berhad	432,341
41,000	YTL Land & Development Berhad(b)	11,802
439,005	YTL Power International Berhad(b)	211,067
25,600	Zhulian Corp. Berhad	22,735
		46,382,388
MALTA — 0.0%
10,206	Brait SE(b)	54,976
8,169	Unibet Group Plc - SDR	440,349
		495,325
MEXICO — 0.5%
1,173,739	Alfa SAB de CV - Series A	3,100,603
76,868	Alsea SAB de CV	265,574
299,300	Arca Continental SAB de CV	1,903,404
1,673,300	Asesor de Activos Prisma SAPI de CV REIT(d)	2,175,600
467,240	Axtel SAB de CV - CPO Units(b)	155,357
4,984	Bio Pappel SAB de CV(b)	10,606
750,900	Bolsa Mexicana de Valores SAB de CV	1,541,088

44

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
MEXICO (continued)
1,800	Cia Minera Autlan SAB de CV - Series B	$1,885
6,400	Concentradora Fibra Hotelera Mexicana SA de CV REIT	10,571
147,024	Consorcio ARA SAB de CV(b)	64,731
227,687	Controladora Comercial Mexicana SAB de CV - Units	851,906
1,456,300	Corp Inmobiliaria Vesta SAB de CV	2,960,966
800	Corp. Actinver SAB de CV	887
78,869	Corp. GEO SAB de CV - Series B(b)	1,380
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	44,029
27,300	Corp. Moctezuma SAB de CV	83,469
136,820	Empresas ICA SAB de CV(b)	244,927
1,947,800	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	2,547,389
10,800	Financiera Independencia SAB de CV(b)	4,260
159,527	Genomma Lab Internacional SAB de CV - Class B(b)	406,050
53,869	Gruma SAB de CV - Series B(b)	476,402
29,269	Grupo Aeromexico SAB de CV(b)	47,541
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	402,776
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,593,806
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	2,018,436
1,600	Grupo Carso SAB de CV - Series A1	8,152
120,492	Grupo Cementos de Chihuahua SAB de CV(d)	359,098
45,878	Grupo Comercial Chedraui SA de CV	139,288
61,867	Grupo Famsa SAB de CV(b)	84,647
12,100	Grupo Financiero Interacciones SA de CV	73,066
34,081	Grupo Herdez SAB de CV	101,883
57,500	Grupo Industrial Maseca SAB de CV - Series B	89,616
12,400	Grupo Industrial Saltillo SAB de CV	26,169
11,600	Grupo KUO SAB de CV - Series B	23,213
45,400	Grupo Simec SAB de CV - Series B(b)	170,978
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	607,827
10,860	Industrias Bachoco SAB de CV - Series B	39,845
Shares		Value
MEXICO (continued)
170,175	Industrias CH SAB de CV - Series B(b)	$907,930
17,468	Industrias Penoles SAB de CV	406,687
11,100	Inmuebles Carso SAB de CV - Series B1(b)	11,573
315,968	Kimberly-Clark de Mexico SAB de CV - Class A	824,532
1,544,600	Macquarie Mexico Real Estate Management SA de CV REIT	2,952,777
100	Medica Sur SAB de CV - Series B	340
33,400	Megacable Holdings SAB de CV - CPO Shares	132,806
523,852	Mexichem SAB de CV	1,952,020
117,771	Minera Frisco SAB de CV(b)	215,328
269,422	OHL Mexico SAB de CV(b)	717,278
146,807	Organizacion Soriana SAB de CV - Series B(b)	425,404
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	832,266
46,400	Qualitas Controladora SAB de CV - Units	134,950
427,400	TV Azteca SAB de CV - CPO Shares	234,237
67,123	Urbi Desarrollos Urbanos SAB de CV(b)(d)	134
		33,385,687
MONGOLIA — 0.0%
274,500	Mongolian Mining Corp.(b)	22,660
NETHERLANDS — 1.1%
47,325	Aalberts Industries NV	1,574,764
12,171	Accell Group NV	241,799
21,701	AMG Advanced Metallurgical Group NV(b)	218,154
4,482	Amsterdam Commodities NV	111,304
12,038	Arcadis NV	427,209
27,444	ASM International NV	1,199,152
33,735	BE Semiconductor Industries NV	575,667
5,643	Beter Bed Holding NV	133,755
88,005	BinckBank NV	994,085
4,006	Brunel International NV	271,522
16,799	Corbion NV	388,978
4,310	Corio NV REIT	201,717
121,544	Delta Lloyd NV	3,196,263
2,240	Exact Holding NV	78,935
84,000	Frank’s International NV	2,304,120
26,304	Fugro NV - CVA	1,741,253
25,465	Gemalto NV	2,851,034
2,565	Global City Holdings NV(b)	29,736
20,382	Grontmij(b)	108,866
12,777	Heijmans NV - CVA	229,199
654	Hunter Douglas NV	32,841
4,538	KAS Bank NV - CVA	66,987
5,597	Kendrion NV	190,630
163,984	Koninklijke BAM Groep NV	887,488

45

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
NETHERLANDS (continued)
480,476	Koninklijke Boskalis Westminster NV	$27,216,752
16,751	Koninklijke Ten Cate NV	498,603
15,051	Koninklijke Vopak NV	749,313
68,974	Koninklijke Wessanen NV	407,452
981	Macintosh Retail Group NV(b)	10,659
95	Nederland Apparatenfabriek	4,220
37,423	Nutreco NV	1,737,200
40,204	Ordina NV(b)	115,793
97,294	PostNL NV(b)	426,809
348,936	QIAGEN NV(b)(f)	7,638,058
98,000	QIAGEN NV(b)(f)	2,146,200
113,540	Randstad Holding NV	6,600,851
84,039	Royal Imtech NV(b)	164,277
93,420	SBM Offshore NV(b)	1,706,263
11,287	Sligro Food Group NV	472,901
86,230	SNS REAAL NV(b)(c)(d)	0
5,125	Telegraaf Media Groep NV - CVA	48,136
15,951	TKH Group NV	555,452
149,781	TNT Express NV	1,348,611
60,046	TomTom NV(b)	426,770
68,932	USG People NV	1,188,235
57,795	Wolters Kluwer NV	1,609,248
15,849	Ziggo NV	687,787
		73,815,048
NEW ZEALAND — 0.4%
30,797	a2 Milk Co. Ltd.(b)	21,511
293,815	Air New Zealand Ltd.	532,048
3,774,353	Auckland International Airport Ltd.(d)	12,920,845
29,737	Chorus Ltd.	45,387
172,372	Contact Energy Ltd.	845,740
19,426	Ebos Group Ltd.	157,460
68,000	Fisher & Paykel Healthcare Corp. Ltd.	239,823
31,055	Freightways Ltd.	133,893
6,326	Hallenstein Glasson Holdings Ltd.	18,929
38,459	Heartland New Zealand Ltd.	29,184
67,426	Infratil Ltd.	133,725
43,820	Kathmandu Holdings Ltd.	137,919
32,296	Mainfreight Ltd.	373,174
10,981	Metlifecare Ltd.	39,012
49,457	New Zealand Oil & Gas Ltd.	33,051
28,457	New Zealand Refining Co. Ltd. (The)	46,132
105,740	Nuplex Industries Ltd.	319,128
45,243	NZX Ltd.	48,766
73,491	PGG Wrightson Ltd.	25,665
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.	704,534
13,536	Pumpkin Patch Ltd.(b)	6,303
19,670	Restaurant Brands New Zealand Ltd.	53,428
Shares		Value
NEW ZEALAND (continued)
15,128	Sanford Ltd.	$54,528
51,422	Skellerup Holdings Ltd.	78,927
194,936	Sky Network Television Ltd.	1,124,543
2,188,507	SKYCITY Entertainment Group Ltd.	7,982,633
495,193	Telecom Corp of New Zealand Ltd.	1,182,802
47,121	Tower Ltd.	65,824
85,093	Trade Me Group Ltd.	289,834
29,035	TrustPower Ltd.	167,747
58,037	Vector Ltd.	128,116
43,509	Warehouse Group Ltd. (The)	127,185
		28,067,796
NORWAY — 0.2%
16,034	ABG Sundal Collier Holding ASA	14,836
1,309	AF Gruppen ASA	16,901
31,265	Agasti Holding ASA(b)	6,995
11,391	Aker ASA - Class A	385,174
1,466	American Shipping ASA(b)	10,999
34,500	Atea ASA	396,115
45,363	Austevoll Seafood ASA	293,044
5,832	Bonheur ASA	113,318
213,803	BW Offshore Ltd.	279,110
36,594	BWG Homes ASA(b)	72,027
55,760	Cermaq ASA	658,974
136,488	DNO International ASA(b)	473,229
15,325	DOF ASA(b)	70,382
72,307	Dolphin Group AS(b)	70,308
7,264	Ekornes ASA	115,175
154,310	Eltek ASA	211,568
13,809	Evry ASA	23,811
142,851	Farstad Shipping ASA(d)	2,943,870
15,475	Fred Olsen Energy ASA	492,291
7,560	Ganger Rolf ASA	141,171
10,278	Grieg Seafood ASA(b)	41,843
8,567	Hexagon Composites ASA	53,037
35,888	Hurtigruten ASA(b)	26,504
272,219	Kongsberg Automotive Holding ASA(b)	272,938
14,697	Kongsberg Gruppen ASA	344,907
40,131	Kvaerner ASA	80,339
5,665	Leroy Seafood Group ASA	200,133
10,381	Nordic Semiconductor ASA(b)	58,154
37,783	Norske Skogindustrier ASA(b)	28,603
6,124	Norwegian Air Shuttle AS(b)	243,134
4,477	Odfjell SE - Class A(b)	22,369
23,394	Opera Software ASA	301,856
150,331	Panoro Energy ASA(b)	83,963
148,455	Petroleum Geo-Services ASA	1,789,412
3,052	PhotoCure ASA(b)	12,939
6,386	Q-Free ASA(b)	15,792
1,149,010	REC Silicon ASA(b)	639,423
11,533	REC Solar ASA(b)	173,646
6,706	Salmar ASA(b)	97,019

46

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
NORWAY (continued)
81,398	Sevan Drilling AS(b)	$43,134
5,087	Sevan Marine ASA(b)	20,368
80,919	Siem Offshore, Inc.(b)	122,516
7,210	Solstad Offshore ASA	132,815
29,923	SpareBank 1 SMN	265,538
46,454	SpareBank 1 SR Bank ASA	449,356
204,337	Storebrand ASA(b)	1,145,384
16,977	TGS Nopec Geophysical Co. ASA	585,483
50,237	Tomra Systems ASA	466,934
3,670	TTS Group ASA	4,013
131,000	Vard Holdings Ltd.(b)	100,834
26,254	Veidekke ASA	281,563
16,404	Wilh Wilhelmsen ASA	158,678
3,850	Wilh Wilhelmsen Holding ASA	122,088
		15,174,013
PERU — 0.1%
988,227	Alicorp SA(d)	2,984,921
2,331,945	Ferreycorp SAA	1,387,123
		4,372,044
PHILIPPINES — 0.2%
74,100	Alliance Global Group, Inc.	51,777
68,800	Atlas Consolidated Mining & Development	22,841
234,966	Belle Corp.(b)	31,466
109,606	China Banking Corp.	135,348
245,740	DMCI Holdings, Inc.	395,786
72,800	EEI Corp.	19,433
2,243,800	Energy Development Corp.	281,356
3,472,375	Filinvest Land, Inc.	123,846
307,300	First Gen Corp.	130,971
213,520	First Philippine Holdings Corp.	340,061
465,000	Global-Estate Resorts, Inc.(b)	20,548
10,535	Globe Telecom, Inc.	391,577
14,287,500	GMA Holdings, Inc. - PDR(d)	2,515,856
237,090	International Container Terminal Services, Inc.	574,909
137,660	Jollibee Foods Corp.	531,124
93,834	Lafarge Republic, Inc.	21,175
1,379,000	Lopez Holdings Corp.	140,746
5,479,700	Manila Water Co., Inc.(d)	3,275,774
10,796,696	Megaworld Corp.	1,126,170
777,000	Metro Pacific Investments Corp.	88,367
390,751	Metropolitan Bank & Trust Co.	742,409
3,353,000	Nickel Asia Corp.(d)	1,842,721
623,000	Pepsi-Cola Products Philippines, Inc.	69,874
14,040	Philippine National Bank(b)	27,431
126,720	Philweb Corp.	14,525
135,000	Rizal Commercial Banking Corp.	145,357
538,500	Robinsons Land Corp.	269,371
38,150	San Miguel Corp.	71,456
206,241	Security Bank Corp.	555,620

Shares		Value
PHILIPPINES (continued)
30,030	Semirara Mining Corp.	$276,858
1,696	Top Frontier Investment Holdings, Inc.(b)	3,557
102,600	Union Bank of Philippines, Inc.	292,518
244,165	Universal Robina Corp.	799,643
2,843,000	Vista Land & Lifescapes, Inc.	384,551
		15,715,022
POLAND — 0.1%
655	Alior Bank SA(b)	17,268
1,432	AmRest Holdings SE(b)	38,699
38,719	Asseco Poland SA	575,481
14,853	Bank Handlowy w Warszawie SA	551,901
98,999	Bank Millennium SA(b)	290,688
37,570	Boryszew SA(b)	54,599
6,112	Budimex SA	284,237
447	CCC SA	18,750
7,564	CD Projekt SA(b)	37,450
10,830	Ciech SA(b)	115,967
20,972	Cyfrowy Polsat SA(b)	142,346
1,000	Dom Development SA	15,358
2,276	Emperia Holding SA	50,366
69,817	Enea SA(b)	352,354
32,056	Eurocash SA	422,981
12,342	Famur SA(b)	17,896
5,542	Farmacol SA(b)	92,512
207,050	Getin Holdings SA	218,153
594,239	Getin Noble Bank SA(b)	722,276
13,281	Grupa Azoty SA	262,975
3,848	Grupa Kety SA	276,877
29,265	Grupa Lotos SA(b)	376,971
12,693	Hawe SA(b)	12,326
34,084	Impexmetal SA(b)	29,045
3,436	ING Bank Slaski SA(b)	154,343
2,620	Inter Cars SA(b)	163,553
350	LPP SA	906,313
13,581	Lubelski Wegiel Bogdanka SA	555,100
6,150	mBank	1,005,483
209,106	Netia SA(b)	373,644
131	Neuca SA	10,248
44,811	Orange Polska SA	153,038
10,774	Orbis SA	139,495
2,139	Pelion SA	54,400
1,233	Polski Koncern Naftowy Orlen SA	18,448
158	Stalprodukt SA	12,525
189,425	Synthos SA	297,810
564,742	Tauron Polska Energia SA	997,926
37,193	TVN SA	202,325
2,139	Warsaw Stock Exchange	26,705
119	Zaklady Chemiczne Police SA	809
		10,049,641
PORTUGAL — 0.1%
16,720	Altri SGPS SA	56,739

47

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
PORTUGAL (continued)
189,489	Banco BPI SA(b)	$486,078
4,515,576	Banco Comercial Portugues SA(b)	1,371,963
923,042	Banco Espirito Santo SA(b)	1,634,020
2,336	Corticeira Amorim SGPS SA	9,982
49,289	Mota-Engil SGPS SA	376,574
272	Novabase SGPS SA	1,498
87,362	Portucel SA	413,903
48,971	Portugal Telecom SGPS SA	203,819
17,871	REN - Redes Energeticas Nacionais SGPS SA	67,140
30,205	Semapa - Sociedade de Investimento e Gestao	453,201
294,149	Sonae	552,550
35,736	Sonae Industria SGPS SA(b)	30,292
11,475	Teixeira Duarte SA	17,655
60,328	Zon Optimus SGPS SA	435,135
		6,110,549
QATAR — 0.1%
136,557	Gulf International Services OSC	3,375,621
SINGAPORE — 1.6%
23,000	Abterra Ltd.(b)	10,824
22,000	Amara Holdings Ltd.	9,388
2,615,000	Ascendas India Trust - Unit(d)	1,595,657
7,901,000	Ascendas Real Estate Investment Trust	14,431,914
155,400	ASL Marine Holdings Ltd.	89,246
291,000	Ausgroup Ltd.(b)	105,611
184,000	Banyan Tree Holdings Ltd.	92,462
211,000	Biosensors International Group Ltd.	159,887
7,400	Bonvests Holdings Ltd.	7,968
105,000	Boustead Singapore Ltd.	158,710
39,000	Breadtalk Group Ltd.	43,551
40,000	Bukit Sembawang Estates Ltd.	186,648
16,113	Cape Plc	81,683
12,858,000	CapitaMall Trust REIT	20,460,804
111,000	CH Offshore Ltd.	37,186
42,000	China Aviation Oil Singapore Corp. Ltd.	29,146
51,000	China Merchants Holdings Pacific Ltd.	39,256
192,000	Chip Eng Seng Corp. Ltd.	117,157
331,000	ComfortDelGro Corp. Ltd.	559,719
464,000	Cosco Corp. Singapore Ltd.	266,475
303,000	CSC Holdings Ltd.	20,543
110,000	CSE Global Ltd.	52,205
96,000	CWT Ltd.	111,414
13,000	Elec & Eltek International Co. Ltd.	20,605
14,000	Ellipsiz Ltd.	994
15,600	Eu Yan Sang International Ltd.	10,266
99,600	Ezion Holdings Ltd.	180,340
8,876,400	Ezra Holdings Ltd.	7,434,171
100,000	Falcon Energy Group Ltd.	27,917

Shares		Value
SINGAPORE (continued)
130,121	Far East Orchard Ltd.	$194,087
179,000	First Resources Ltd.	366,938
183,000	FJ Benjamin Holdings Ltd.	31,383
28,000	Food Empire Holdings Ltd.	8,710
8,000	Forterra Trust - Units(b)	11,326
657,000	Fragrance Group Ltd.	131,012
306,000	Gallant Venture Ltd.(b)	73,223
2,000	GK Goh Holdings Ltd.	1,340
537,000	GMG Global Ltd.	38,550
89,000	Goodpack Ltd.	170,376
80,000	GP Industries Ltd.	29,353
145,666	Guocoland Ltd.	247,482
111,000	GuocoLeisure Ltd.	85,439
21,000	Hanwell Holdings Ltd.(b)	4,355
252,875	Healthway Medical Corp. Ltd.(b)	12,909
113,000	HG Metal Manufacturing Ltd.	8,473
32,000	Hiap Hoe Ltd.	23,227
55,000	Hi-P International Ltd.	25,445
151,000	Ho Bee Land Ltd.	275,816
274,800	Hong Fok Corp. Ltd.	177,545
131,000	Hong Leong Asia Ltd.	166,663
137,600	Hotel Properties Ltd.	408,289
3,000	Hour Glass Ltd. (The)	4,068
65,000	HupSteel Ltd.	10,888
6,509,000	Hyflux Ltd.(d)	6,230,199
186,000	Indofood Agri Resources Ltd.	158,004
397,000	IPC Corp. Ltd.	47,499
154,000	Jaya Holdings Ltd.	97,655
101,000	Jiutian Chemical Group Ltd.(b)	5,881
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	47,769
13,000	Keppel Infrastructure Trust - Units	10,888
189,000	Keppel Land Ltd.	521,608
34,000	Keppel Telecommunications & Transportation Ltd.	48,409
195,000	LCD Global Investments Ltd.	28,308
202,000	Lian Beng Group Ltd.	112,786
66,000	Low Keng Huat Singapore Ltd.	36,588
75,000	Lum Chang Holdings Ltd.	20,938
120,000	M1 Ltd.	321,608
6,000	Marco Polo Marine Ltd.	1,795
351,800	Metro Holdings Ltd.	258,161
153,000	Mewah International, Inc.	57,358
448,000	Midas Holdings Ltd.	167,951
362,000	Neptune Orient Lines Ltd.(b)	293,076
25,000	NSL Ltd.	31,407
782,000	Olam International Ltd.	1,390,971
32,238	OM Holdings Ltd.(b)	10,033
32,000	OSIM International Ltd.	74,021
28,666	OUE Hospitality Trust REIT	19,893
172,000	OUE Ltd.	311,430
66,000	Oxley Holdings Ltd.	40,799
21,000	Pan-United Corp. Ltd.	17,337

48

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SINGAPORE (continued)
60,000	Petra Foods Ltd.	$169,897
165,000	Popular Holdings Ltd.	35,535
110,983	QAF Ltd.	79,672
219,250	Raffles Education Corp. Ltd.(b)	51,590
45,720	Raffles Medical Group Ltd.	132,379
150,000	Rickmers Maritime - Units	34,697
121,000	Rotary Engineering Ltd.	68,525
217,500	Roxy-Pacific Holdings Ltd.	98,020
1,594,000	S i2i Ltd.(b)	10,171
17,000	San Teh Ltd.	4,339
5,340,000	SATS Ltd.(d)	13,502,273
5,000	SBS Transit Ltd.	4,985
54,000	Sheng Siong Group Ltd.	27,351
4,621,000	SIA Engineering Co. Ltd.(d)	17,655,412
100,500	Sim Lian Group Ltd.	69,341
569,000	Sinarmas Land Ltd.	240,544
346,000	Singapore Post Ltd.	390,516
174,000	Singapore Reinsurance Corp. Ltd.(d)	38,167
133,000	SMRT Corp. Ltd.	129,425
484,000	Stamford Land Corp. Ltd.	229,704
3,507,000	StarHub Ltd.(d)	11,608,878
183,000	Sunningdale Tech Ltd.	23,793
184,000	SunVic Chemical Holdings Ltd.(b)	70,447
99,000	Super Group Ltd.	276,382
395,000	Swiber Holdings Ltd.	201,643
143,000	Tat Hong Holdings Ltd.	92,391
54,000	Technovator International Ltd.(b)	28,487
219,000	Tiong Woon Corp. Holding Ltd.	56,772
25,540	Triyards Holdings Ltd.	12,936
408,784	Tuan Sing Holdings Ltd.	114,122
149,000	UMS Holdings Ltd.	102,209
336,254	United Engineers Ltd.	579,332
103,000	United Envirotech Ltd.	107,215
420,000	United Industrial Corp. Ltd.(d)	1,122,278
232,000	UOB-Kay Hian Holdings Ltd.(d)	311,813
302,000	UOL Group Ltd.	1,546,494
98,000	Venture Corp. Ltd.	599,553
686,666	Vibrant Group Ltd.	55,867
209,812	Wheelock Properties (Singapore) Ltd.	314,626
281,420	Wing Tai Holdings Ltd.	448,943
1,436	XP Power Ltd.	39,762
37,000	YHI International Ltd.	6,935
522,000	Yongnam Holdings Ltd.	99,928
		110,004,365
SOUTH AFRICA — 0.5%
239,156	Adcock Ingram Holdings Ltd.	1,386,675
3,244	Adcorp Holdings Ltd.	9,882
114,293	Advtech Ltd.	93,755
59,169	Aeci Ltd.	660,839
296,122	African Bank Investments Ltd.	350,995

Shares		Value
SOUTH AFRICA (continued)
2,145	African Oxygen Ltd.	$4,218
50,790	African Rainbow Minerals Ltd.	954,488
13,164	Allied Electronics Corp. Ltd.	30,468
561	Assore Ltd.	21,928
11,620	Astral Foods Ltd.	105,481
91,296	Aveng Ltd.(b)	196,121
110,010	AVI Ltd.	606,595
118,081	Barloworld Ltd.	1,286,371
28,795	Blue Label Telecoms Ltd.	24,962
32,224	Business Connexion Group Ltd.	17,336
10,355	Capitec Bank Holdings Ltd.	223,901
2,456	Cashbuild Ltd.	29,298
57,968	Caxton and CTP Publishers and Printers Ltd.	88,160
7,765	City Lodge Hotels Ltd.	91,050
391,378	Clicks Group Ltd.	2,386,474
1,776	Consolidated Infrastructure Group Ltd.(b)	4,837
44,626	Coronation Fund Managers Ltd.	430,502
107,631	DataTec Ltd.	541,096
77,015	Discovery Ltd.	667,627
7,529	Distell Group Ltd.	89,456
968	Distribution and Warehousing Network Ltd.	939
172,335	DRDGOLD Ltd.	54,839
200,332	EOH Holdings Ltd.	1,599,533
44,471	Eqstra Holdings Ltd.	30,858
1,244	Famous Brands Ltd.	12,475
54,199	Foschini Group Ltd. (The)	558,965
289,247	Gold Fields Ltd.	1,201,748
7,837	Grand Parade Investments Ltd.	4,023
152,440	Grindrod Ltd.	360,796
22,637	Group Five Ltd.	93,126
92,922	Harmony Gold Mining Co. Ltd.(b)	307,193
14,422	Hudaco Industries Ltd.	143,788
6,374	Hulamin Ltd.(b)	4,423
14,767	Hyprop Investments Ltd. - Units	110,368
8,550	Iliad Africa Ltd.	5,209
54,124	Illovo Sugar Ltd.	149,194
93,834	Imperial Holdings Ltd.	1,747,620
1,932	Invicta Holdings Ltd.	22,020
23,742	JD Group Ltd.	62,060
25,640	JSE Ltd.	235,185
1,143	KAP Industrial Holdings Ltd.	445
35,342	Lewis Group Ltd.	209,623
59,244	Liberty Holdings Ltd.	709,712
189,019	Life Healthcare Group Holdings Ltd.	750,470
20,252	Massmart Holdings Ltd.	268,057
47,254	Mediclinic International Ltd.	330,133
106,290	Merafe Resources Ltd.(b)	11,214
29,353	Metair Investments Ltd.	118,522
317,966	MMI Holdings Ltd.	797,900
17,063	Mondi Ltd.	283,829

49

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
48,758	Mr. Price Group Ltd.	$733,653
14,612	Murray & Roberts Holdings Ltd.(b)	34,167
202,370	Nampak Ltd.	754,042
261,524	Netcare Ltd.	633,892
72,276	Northam Platinum Ltd.(b)	281,671
219,663	Oceana Group Ltd.(d)	1,879,157
20,617	Omnia Holdings Ltd.	442,892
50,737	Peregrine Holdings Ltd.	93,078
4,111	Petmin Ltd.	1,063
45,606	Pick’n Pay Stores Ltd.	260,055
17,834	Pinnacle Holdings Ltd.	22,037
218,150	Pioneer Foods Ltd.	1,949,156
94,568	PPC Ltd.	275,061
50,557	PSG Group Ltd.	500,644
26,665	Raubex Group Ltd.	55,127
17,348	Resilient Property Income Fund Ltd. REIT	94,958
55,765	Reunert Ltd.	365,742
11,250	Santam Ltd.	226,700
321,066	Sappi Ltd.(b)	1,016,559
191,700	Sibanye Gold Ltd.	495,627
38,542	Spar Group Ltd. (The)	452,444
7,238	Spur Corp. Ltd.	20,640
232,155	Steinhoff International Holdings Ltd.	1,205,074
12,978	Sun International Ltd.	128,294
147,800	Super Group Ltd.(b)	398,001
168,349	Telkom SA SOC Ltd.(b)	601,675
14,182	Times Media Group Ltd.	28,457
13,752	Tongaat Hulett Ltd.	163,395
24,146	Trencor Ltd.	171,080
80,984	Truworths International Ltd.	649,304
46,017	Tsogo Sun Holdings Ltd.	120,286
9,811	Wilson Bayly Holmes-Ovcon Ltd.	126,810
191,832	Woolworths Holdings Ltd.	1,303,739
211,907	Zeder Investments Ltd.	88,223
		36,059,485
SOUTH KOREA — 1.4%
2,211	Able C&C Co. Ltd.	63,336
850	Actoz Soft Co. Ltd.(b)	27,763
4,636	Advanced Process Systems Corp.(b)	39,033
807	Ahnlab, Inc.	41,471
5,000	AJ Rent A Car Co. Ltd.(b)	80,083
1,511	AK Holdings, Inc.	77,941
599	AMOREPACIFIC Corp.	773,894
1,128	AMOREPACIFIC Group	582,940
4,859	Amotech Co. Ltd.(b)	64,423
2,247	Anapass, Inc.	25,008
931	Asia Cement Co. Ltd.	99,110
408	ASIA Holdings Co. Ltd.	57,056
2,330	Asia Paper Manufacturing Co. Ltd.	43,182

Shares		Value
SOUTH KOREA (continued)
32,680	Asiana Airlines, Inc.(b)	$155,762
2,778	AtlasBX Co. Ltd.	112,916
14,750	AUK Corp.(b)	32,403
4,460	Baiksan Co. Ltd.	22,186
2,450	Basic House Co. Ltd. (The)	55,601
2,634	BH Co. Ltd.(b)	25,491
1,657	Binggrae Co. Ltd.	150,738
1,230	Bioland Ltd.	17,677
93,070	BS Financial Group, Inc.	1,423,116
1,443	Bukwang Pharmaceutical Co. Ltd.	20,319
2,010	Byucksan Corp.	6,069
6,790	Capro Corp.(b)	30,490
3,695	Celltrion Pharm, Inc.(b)	42,911
7,727	Celltrion, Inc.(b)	359,691
8,822	Chabio & Diostech Co. Ltd.(b)(c)	138,311
17,249	Cheil Industries, Inc.	1,100,077
19,930	Cheil Worldwide, Inc.(b)	484,122
594	Chemtronics Co. Ltd.	9,111
393	Chin Hung International, Inc.(b)	571
2,790	Chong Kun Dang Pharmaceutical Corp.	198,186
1,079	Chongkundang Holdings Corp.	51,898
73	Chosun Refractories Co. Ltd.	6,712
1,970	CJ CGV Co. Ltd.	91,608
3,911	CJ CheilJedang Corp.	1,173,338
9,547	CJ Corp.	1,154,916
9,437	CJ E&M Corp.(b)	460,297
2,137	CJ Korea Express Co. Ltd.(b)	225,426
565	CJ O Shopping Co. Ltd.	199,470
2,330	CKD Bio Corp.	33,485
544	Cosmax BTI, Inc.	22,191
1,065	Cosmax, Inc.(b)	71,632
11,039	Coway Co. Ltd.	870,685
329	Crown Confectionery Co. Ltd.	94,086
3,620	Dae Dong Industrial Co. Ltd.	32,581
675	Dae Han Flour Mills Co. Ltd.	96,681
16,020	Dae Won Kang Up Co. Ltd.	102,325
28,100	Dae Young Packaging Co. Ltd.(b)	21,348
20,010	Daechang Co. Ltd.(b)	18,319
21,610	Daeduck Electronics Co.	159,152
9,560	Daeduck GDS Co. Ltd.	157,745
4,330	Daegu Department Store	98,057
3,410	Daehan Steel Co. Ltd.	22,771
6,480	Dae-Il Corp.	28,189
10,500	Daekyo Co. Ltd.	67,575
22,484	Daelim Industrial Co. Ltd.	1,829,967
7,510	Daesang Corp.	296,533
4,530	Daesang Holdings Co. Ltd.	55,896
4,240	Daesung Holdings Co. Ltd.	43,085
3,520	Daesung Industrial Co. Ltd.(b)	16,215
3,074	Daewon San Up Co. Ltd.	27,637

50

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
49,915	Daewoo Engineering & Construction Co. Ltd.(b)	$413,503
13,072	Daewoo International Corp.	458,589
67,196	Daewoo Securities Co. Ltd.(b)	550,158
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	864,331
844	Daewoong Co. Ltd.	31,855
1,866	Daewoong Pharmaceutical Co. Ltd.	126,411
22,130	Daishin Securities Co. Ltd.	199,819
9,386	Daou Data Corp.	50,777
20,410	Daou Technology, Inc.	284,432
12,865	Dasan Networks, Inc.(b)	76,819
2,145	Daum Communications Corp.	155,483
3,090	DCM Corp.	33,642
72,790	DGB Financial Group, Inc.	1,102,452
3,331	Digitech Systems Co. Ltd.(b)(c)(d)	6,834
1,360	Dong Ah Tire & Rubber Co. Ltd.	25,205
647	Dong-A Socio Holdings Co. Ltd.	81,399
4,050	Dong-Ah Geological Engineering Co. Ltd.	33,197
5,230	Dongaone Co. Ltd.	14,425
330	Dongbang Transport Logistics Co. Ltd.	755
12,536	Dongbu HiTek Co. Ltd.(b)	84,439
17,921	Dongbu Insurance Co. Ltd.	988,577
12,350	Dongbu Securities Co. Ltd.	44,222
9,800	Dongbu Steel Co. Ltd.(b)	29,496
754	Dong-IL Corp.	54,728
841	Dongil Industries Co. Ltd.	42,078
5,286	Dongjin Semichem Co. Ltd.	19,874
11,110	Dongkook Industrial Co. Ltd.(b)	34,406
433	DongKook Pharmaceutical Co. Ltd.	14,206
2,076	Dongkuk Industries Co. Ltd.	7,012
9,222	Dongkuk Steel Mill Co. Ltd.	88,356
8,190	Dongkuk Structures & Construction Co. Ltd.	44,148
3,480	Dongsuh Co, Inc.	53,212
9,440	Dongsung Holdings Co. Ltd.	53,262
7,740	Dongwha Pharmaceutical Co. Ltd.	44,943
531	Dongwon F&B Co. Ltd.	103,548
496	Dongwon Industries Co. Ltd.	155,765
2,049	Dongyang E&P, Inc.	39,560
10,510	Dongyang Mechatronics Corp.	101,103
5,324	Doosan Corp.	685,272
17,120	Doosan Engine Co. Ltd.(b)	143,647
32,553	Doosan Heavy Industries & Construction Co. Ltd.	1,096,336
56,910	Doosan Infracore Co. Ltd.(b)	685,696
3,902	DRB Holding Co. Ltd.	40,972
2,468	Duksan Hi-Metal Co. Ltd.(b)	45,739
Shares		Value
SOUTH KOREA (continued)
2,470	Duzon Bizon Co. Ltd.	$29,163
270	E1 Corp.	18,343
3,050	Eagon Industries Co. Ltd.	52,245
9,342	Easy Bio, Inc.	51,262
3,233	e-LITECOM Co. Ltd.	58,665
4,200	ELK Corp.(b)	26,298
4,503	E-Mart Co. Ltd.	1,028,460
1,726	ENF Technology Co. Ltd.	15,334
1,366	Eo Technics Co. Ltd.	91,216
3,850	Estechpharma Co. Ltd.	35,471
23,624	Eugene Corp.	87,221
2,426	Eugene Technology Co. Ltd.	52,356
5,387	EVERDIGM Corp.	42,281
1,669	Fila Korea Ltd.	145,208
4,623	Flexcom, Inc.(b)	50,333
2,079	Fursys, Inc.	57,744
520	Gaon Cable Co. Ltd.	15,349
3,053	Global & Yuasa Battery Co. Ltd.	146,401
27,104	GNCO Co. Ltd.(b)	34,624
5,874	Golfzon Co. Ltd.	106,872
61,340	Grand Korea Leisure Co. Ltd.	2,555,586
1,018	Green Cross Corp.	125,612
9,290	Green Cross Holdings Corp.	127,667
8,873	GS Engineering & Construction Corp.(b)	311,710
2,370	GS Global Corp.	22,065
33,465	GS Holdings	1,557,792
600	GS Home Shopping, Inc.	135,469
12,940	GS Retail Co. Ltd.	359,410
384	Gwangju Shinsegae Co. Ltd.	88,447
7,310	Halla Corp.(b)	51,148
12,680	Halla Visteon Climate Control Corp.	528,896
120,550	Han Kuk Carbon Co. Ltd.	862,155
3,827	Hana Micron, Inc.(b)	22,333
1,732	Hana Tour Service, Inc.	110,963
174	Handok, Inc.	3,696
9,530	Handsome Co. Ltd.	240,717
1,726	Hanil Cement Co. Ltd.	198,775
11,420	Hanil E-Hwa Co. Ltd.	233,197
28,207	Hanjin Heavy Industries & Construction Co. Ltd.(b)	331,670
5,540	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	56,295
2,895	Hanjin Kal Corp.(b)	61,918
43,325	Hanjin Shipping Co. Ltd.(b)	253,669
8,350	Hanjin Shipping Holding Co. Ltd.(b)	54,223
1,870	Hanjin Transportation Co. Ltd.	45,877
49	Hankook Shell Oil Co. Ltd.	22,193
20,641	Hankook Tire Co. Ltd.	1,192,556
4,718	Hankook Tire Worldwide Co. Ltd.	95,428
680	Hankuk Paper Manufacturing Co. Ltd.	16,748

51

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
710	Hanmi Pharm Co. Ltd.(b)	$80,049
2,691	Hanmi Science Co. Ltd.(b)	38,804
2,520	Hanmi Semiconductor Co. Ltd.	36,338
2,970	Hansae Co. Ltd.	61,653
3,000	Hansae Yes24 Holdings Co. Ltd.	20,323
3,830	Hansol Chemical Co. Ltd.	110,085
17,250	Hansol CSN Co. Ltd.	49,081
24,530	Hansol HomeDeco Co. Ltd.(b)	55,550
21,590	Hansol Paper Co.	237,149
1,590	Hansol Technics Co. Ltd.(b)	33,776
2,020	Hanssem Co. Ltd.	164,994
33,385	Hanwha Chemical Corp.	589,641
35,410	Hanwha Corp.	1,029,779
4,700	Hanwha General Insurance Co. Ltd.(b)	23,198
12,743	Hanwha Investment & Securities Co. Ltd.(b)	46,000
91,330	Hanwha Life Insurance Co. Ltd.	593,959
770	Hanwha Timeworld Co. Ltd.	23,846
3,343	Hanyang Eng Co. Ltd.	22,291
2,720	Hanyang Securities Co. Ltd.	18,111
43,020	Heung-A Shipping Co. Ltd.	56,830
6,808	Hite Jinro Co. Ltd.	164,715
3,310	Hite Jinro Holdings Co. Ltd.	41,803
10,126	HMC Investment Securities Co. Ltd.	106,816
10,884	Hotel Shilla Co. Ltd.	915,339
85,718	Huchems Fine Chemical Corp.	1,808,432
9,061	Humax Co. Ltd.	109,612
815	Huons Co. Ltd.	35,887
3,050	Husteel Co. Ltd.	59,920
6,850	Huvis Corp.	76,236
108,913	Huvitz Co. Ltd.	1,312,268
7,800	Hwa Shin Co. Ltd.	91,338
439	Hwacheon Machine Tool Co. Ltd.	22,602
66,275	Hy-Lok Corp.(d)	1,927,382
16,692	Hyosung Corp.	1,190,555
5,770	Hyundai BNG Steel Co. Ltd.(b)	120,895
4,120	Hyundai Corp.	125,398
7,551	Hyundai Department Store Co. Ltd.	971,918
33,280	Hyundai Development Co-Engineering & Construction	951,731
2,217	Hyundai Elevator Co. Ltd.(b)	85,608
4,090	Hyundai Engineering Plastics Co. Ltd.	29,291
17,750	Hyundai Greenfood Co. Ltd.	298,038
1,134	Hyundai Home Shopping Network Corp.	170,105
12,260	Hyundai Hy Communications & Networks Co. Ltd.	61,223
6,250	Hyundai Livart Co. Ltd.	107,060
34,120	Hyundai Marine & Fire Insurance Co. Ltd.	1,000,519
Shares		Value
SOUTH KOREA (continued)
387	Hyundai Mipo Dockyard	$52,621
68,891	Hyundai Securities Co. Ltd.(b)	462,696
4,117	Hyundai Wia Corp.	677,335
4,916	Hyunjin Materials Co. Ltd.(b)	26,833
1,989	Hyvision System, Inc.	19,249
6,050	Il Dong Pharmaceutical Co. Ltd.	78,457
9,780	Iljin Electric Co. Ltd.	79,599
803	Ilshin Spinning Co. Ltd.	104,523
266	Ilsung Pharmaceuticals Co. Ltd.	20,002
2,000	iMarketKorea, Inc.	60,292
37,510	Industrial Bank of Korea	461,025
1,718	Innox Corp.(b)	38,490
680	Intelligent Digital Integrated Securities Co. Ltd.	12,537
4,072	Interflex Co. Ltd.(b)	84,727
430	Intergis Co. Ltd.	3,608
8,362	Interpark Corp.	93,469
3,547	INTOPS Co. Ltd.	82,899
2,410	Inzi Controls Co. Ltd.	13,364
7,005	IS Dongseo Co. Ltd.(b)	158,296
6,310	ISU Chemical Co. Ltd.	85,188
10,380	IsuPetasys Co. Ltd.	57,360
4,790	Jahwa Electronics Co. Ltd.	85,527
33,385	JB Financial Group Co. Ltd.	245,872
3,330	Jeil Pharmaceutical Co.	60,425
3,121	JW Pharmaceutical Corp.	52,706
24,810	Kangwon Land, Inc.	716,712
6,008	KB Capital Co. Ltd.	119,486
7,300	KC Green Holdings Co. Ltd.	56,942
10,532	KC Tech Co. Ltd.	80,521
1,290	KCC Corp.	641,692
790	Keangnam Enterprises Ltd.(b)	2,588
1,783	KEPCO Engineering & Construction Co., Inc.	106,293
2,519	KEPCO Plant Service & Engineering Co. Ltd.	163,822
13,960	Keyang Electric Machinery Co. Ltd.	53,703
1,340	KG Chemical Corp.	25,158
1,884	KH Vatec Co. Ltd.	35,098
1,110	KISCO Corp.	30,132
6,150	Kishin Corp.	45,710
4,345	KISWIRE Ltd.	156,215
3,039	KIWOOM Securities Co. Ltd.	149,112
16,788	Koentec Co. Ltd.	60,764
2,185	Koh Young Technology, Inc.	52,019
93,131	Kolao Holdings	2,311,826
1,846	Kolon Corp.	38,678
21,230	Kolon Global Corp.(b)(c)	52,905
11,115	Kolon Industries, Inc.	737,916
699	Kolon Life Science, Inc.	35,515
2,401	Komipharm International Co. Ltd.(b)	20,471
1,256	KONA I Co. Ltd.	46,798

52

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,420	Kook Soon Dang Brewery Co. Ltd.	$33,255
4,850	Korea Aerospace Industries Ltd.	154,657
5,857	Korea Circuit Co. Ltd.	72,554
3,220	Korea Electric Terminal Co. Ltd.	135,556
1,360	Korea Export Packaging Industrial Co. Ltd.	28,561
1,060	Korea Flange Co. Ltd.	14,926
2,065	Korea Gas Corp.(b)	123,504
24,360	Korea Investment Holdings Co. Ltd.	892,312
5,406	Korea Kolmar Co. Ltd.	177,619
2,603	Korea Kolmar Holdings Co. Ltd.	45,848
1,564	Korea Petrochemical Industrial Co. Ltd.	94,146
5,012	Korea United Pharm, Inc.	58,691
4,222	Korea Zinc Co. Ltd.	1,391,262
19,992	Korean Air Lines Co. Ltd.(b)	644,279
61,527	Korean Reinsurance Co.	607,351
3,712	Kortek Corp.	55,323
4,310	KPF	24,735
787	KPX Chemical Co. Ltd.	48,821
3,560	KT Skylife Co., Ltd.	83,376
30,000	KTB Investment & Securities Co. Ltd.(b)	74,615
1,913	Kukdo Chemical Co. Ltd.	93,863
630	Kumho Electric Co. Ltd.	14,846
2,220	Kumho Petrochemical Co. Ltd.	187,560
16,550	Kumho Tire Co., Inc.(b)	208,216
1,030	Kunsul Chemical Industrial Co. Ltd.	43,810
30,090	Kwang Dong Pharmaceutical Co. Ltd.	268,780
9,282	Kyobo Securities Co.(b)	61,982
1,380	Kyung Dong Navien Co. Ltd.	33,188
101	Kyungbang Ltd.	13,049
1,620	Kyungchang Industrial Co. Ltd.	18,107
1,746	Kyungdong Pharm Co. Ltd.	31,429
17,150	Kyung-In Synthetic Corp.	86,305
13,569	LB Semicon, Inc.(b)	27,577
860	LEENO Industrial, Inc.	24,760
10,360	LF Corp.	268,700
1,171	LG Hausys Ltd.	206,254
6,049	LG InnoTek Co. Ltd.(b)	667,363
15,154	LG International Corp.	448,035
909	LG Life Sciences Ltd.(b)	31,449
116,650	LG Uplus Corp.	1,145,841
20,800	LIG Insurance Co. Ltd.	608,923
1,800	Lock & Lock Co. Ltd.	27,262
1,169	Lotte Chemical Corp.	184,406
497	Lotte Chilsung Beverage Co. Ltd.	751,777
536	Lotte Confectionary Co. Ltd.	918,146
314	Lotte Food Co. Ltd.	235,204
2,142	LOTTE Himart Co. Ltd.	150,290
Shares		Value
SOUTH KOREA (continued)
9,473	Lotte Non-Life Insurance Co. Ltd.(b)	$34,791
9,657	LS Corp.	756,074
2,821	LS Industrial Systems Co. Ltd.	180,186
8,889	Lumens Co. Ltd.(b)	119,145
39,012	Macquarie Korea Infrastructure Fund	241,631
1,074	Macrogen, Inc.(b)	43,654
326	Maeil Dairy Industry Co. Ltd.	12,320
6,870	Mando Corp.	824,427
380	Medy-Tox, Inc.	56,119
2,049	MegaStudy Co. Ltd.	138,411
6,418	Melfas, Inc.(b)	58,137
16,030	Meritz Financial Group, Inc.	115,265
23,309	Meritz Fire & Marine Insurance Co. Ltd.	289,868
112,180	Meritz Securities Co. Ltd.	245,899
44	Mi Chang Oil Industrial Co. Ltd.	3,053
13,080	Mirae Asset Securities Co. Ltd.	535,453
10,335	MK Electron Co. Ltd.	54,611
6,602	MNTech Co. Ltd.(b)	43,383
1,052	Modetour Network, Inc.	23,416
19,700	Moorim P&P Co. Ltd.	95,040
7,820	Moorim Paper Co. Ltd.	21,039
8,590	Motonic Corp.	99,758
1,171	Muhak Co. Ltd.(b)	34,338
4,750	Namhae Chemical Corp.	44,590
46	Namyang Dairy Products Co. Ltd.	40,778
2,740	National Plastic Co.	17,501
2,862	NCSoft Corp.	567,802
5,453	Neowiz Games Corp.(b)	86,283
933	Neowiz Holdings Corp.(b)	11,377
8,926	NEPES Corp.(b)	81,200
3,138	Nexen Corp.	233,535
8,260	Nexen Tire Corp.	113,112
9,100	NH Investment & Securities Co. Ltd.	58,917
6,920	NICE Holdings Co. Ltd.	93,423
6,790	NK Co. Ltd.(b)	26,778
799	Nong Shim Holdings Co. Ltd.	78,098
2,181	NongShim Co. Ltd.	649,044
800	Noroo Holdings Co. Ltd.	16,142
5,249	OCI Co. Ltd.(b)	919,451
2,138	OCI Materials Co. Ltd.	73,246
828	OPTRON-TEC, Inc.(b)	6,074
804	Orion Corp.	613,135
1,987	Osstem Implant Co. Ltd.(b)	49,324
515	Ottogi Corp.	204,096
2,770	Paik Kwang Industrial Co. Ltd.(b)	6,903
1,621	Pan Ocean Co. Ltd.(b)	5,397
22,380	PaperCorea, Inc.(b)	14,555
4,525	Paradise Co. Ltd.	168,160
10,367	Partron Co. Ltd.	140,461
12,196	Poongsan Corp.	299,795

53

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,723	Poongsan Holdings Corp.	$82,088
344	POSCO Chemtech Co. Ltd.	49,671
8,344	Posco ICT Co. Ltd.	69,042
1,991	Posco M-Tech Co. Ltd.	8,700
4,462	Power Logics Co. Ltd.(b)	19,669
8,538	PSK, Inc.	113,201
450	Pulmuone Holdings Co. Ltd.	40,937
112,293	Pyeong Hwa Automotive Co. Ltd.	2,287,591
3,959	RFTech Co. Ltd.	41,762
13,621	S&T Dynamics Co. Ltd.	157,525
3,150	S&T Holdings Co. Ltd.	46,032
4,800	S&T Motiv Co. Ltd.	129,604
3,832	S-1 Corp.	291,118
1,110	Sajo Industries Co. Ltd.(b)	37,598
4,770	Sam Young Electronics Co. Ltd.	53,087
3,017	Sam Yung Trading Co. Ltd.	57,228
480	Samchully Co. Ltd.	72,002
1,220	SAMHWA Paints Industrial Co. Ltd.	18,123
23,040	Samick Musical Instruments Co. Ltd.	63,659
4,310	Samick THK Co. Ltd.	32,701
5,671	Samjin Pharmaceutical Co. Ltd.	102,081
670	Samkwang Glass Co. Ltd.	31,707
590	Samlip General Foods Co. Ltd.	42,538
32,583	Samsung Electro-Mechanics Co. Ltd.	2,087,481
6,550	Samsung Fine Chemicals Co. Ltd.	261,163
12,457	Samsung SDI Co. Ltd.	1,820,388
20,297	Samsung Securities Co. Ltd.	772,948
4,627	Samsung Techwin Co. Ltd.	259,270
7,288	SAMT Co. Ltd.(b)	14,388
1,040	Samyang Foods Co. Ltd.	32,107
412	Samyang Genex Co. Ltd.	44,657
3,916	Samyang Holdings Corp.	272,866
19,700	Samyoung Chemical Co. Ltd.(b)	43,564
10,570	Savezone I&C Corp.	63,422
21,510	SBS Media Holdings Co. Ltd.	90,865
28,160	SBW(b)	18,341
7,830	Seah Besteel Corp.	211,038
485	SeAH Holdings Corp.	50,927
1,408	SeAH Steel Corp.	167,603
5,840	Sebang Co. Ltd.	101,167
35,898	Seegene, Inc.(b)	1,962,873
5,490	Sejong Industrial Co. Ltd.	92,182
140	Sempio Foods Co.	3,570
3,728	S-Energy Co. Ltd.	41,310
3,543	Seobu T&D(b)	67,376
44,667	Seohee Construction Co. Ltd.(b)	26,066
3,989	Seoul Semiconductor Co. Ltd.	160,016
1,490	Seowon Co. Ltd.(b)	2,264
2,690	Sewon Cellontech Co. Ltd.(b)	7,302
Shares		Value
SOUTH KOREA (continued)
520	Sewon Precision Industry Co. Ltd.	$13,361
1,675	SFA Engineering Corp.	72,135
50,350	SG Corp.(b)	29,919
15,308	Shin Poong Pharmaceutical Co. Ltd.	67,777
2,084	Shinsegae Co. Ltd.	451,772
342	Shinsegae Information & Communication Co. Ltd.	25,187
176	Shinsegae International Co. Ltd.	12,604
26,713	Shinsung Solar Energy Co. Ltd.(b)	38,261
22,990	Shinsung Tongsang Co. Ltd.(b)	28,479
15,480	Shinwon Corp.(b)	26,816
2,240	Shinyoung Securities Co. Ltd.	87,796
11,434	Signetics Corp.(b)	23,127
3,161	Silicon Works Co. Ltd.	70,360
2,200	Silla Co. Ltd.	52,908
6,723	Simm Tech Co. Ltd.(b)	38,778
3,870	SIMPAC, Inc.	27,341
971	Sindoh Co. Ltd.	63,618
2,720	SJM Co. Ltd.	27,508
79,077	SK Broadband Co. Ltd.(b)	327,542
2,799	SK C&C Co. Ltd.	383,295
7,387	SK Chemicals Co. Ltd.	429,651
5,137	SK Communications Co. Ltd.(b)	37,137
1,870	SK Gas Ltd.	171,925
30,850	SK Networks Co. Ltd.(b)	284,227
164,110	SK Securities Co. Ltd.(b)	117,369
10,160	SKC Co. Ltd.	335,782
5,580	SL Corp.	96,123
2,887	SM Entertainment Co.(b)	136,206
2,867	S-Mac Co. Ltd.	24,278
8,190	Songwon Industrial Co. Ltd.	80,450
2,217	Soulbrain Co. Ltd.	88,290
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	90,718
18,069	STS Semiconductor & Telecom- munications(b)	41,181
2,270	Suheung Co. Ltd.	84,029
579	Sun Kwang Co. Ltd.	10,254
3,202	Sung Kwang Bend Co. Ltd.	74,836
2,100	Sungchang Enterprise Holdings Ltd.(b)	41,561
5,670	Sungshin Cement Co. Ltd.(b)	62,555
18,744	Sungwoo Hitech Co. Ltd.	302,030
214	Sunjin Co. Ltd.	6,327
422	Suprema, Inc.(b)	10,435
6,520	Tae Kyung Industrial Co. Ltd.	32,243
245	Taekwang Industrial Co. Ltd.	315,586
2,079	Taewoong Co. Ltd.(b)	50,099
23,300	Taeyoung Engineering & Construction Co. Ltd.(b)	145,442
16,710	Tailim Packaging Industrial Co. Ltd.	32,262
2,529	TCC Steel	9,031
16,250	TK Chemical Corp.(b)	35,699

54

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
20,170	TONGYANG Life Insurance	$196,176
200	TONGYANG Moolsan Co. Ltd.	1,912
5,875	Top Engineering Co. Ltd.(b)	25,415
6,197	Toray Chemical Korea, Inc.(b)	86,961
3,450	Tovis Co. Ltd.	27,345
1,970	TS Corp.	60,150
3,287	Uju Electronics Co. Ltd.	58,214
2,047	Unid Co. Ltd.	131,937
250	Union Steel	3,411
1,880	Visang Education, Inc.	19,377
5,350	Whanin Pharmaceutical Co. Ltd.	76,369
40,830	Willbes & Co. (The)(b)	45,441
5,906	Wonik IPS Co. Ltd.(b)	58,871
7,787	Woojeon & Handan Co. Ltd.	48,381
23,490	Woongjin Energy Co. Ltd.(b)	52,968
9,260	Woongjin Thinkbig Co. Ltd.(b)	72,141
12,750	Wooree ETI Co. Ltd.	34,735
69,483	Woori Investment & Securities Co. Ltd.	586,366
4,730	Y G-1 Co. Ltd.	52,642
1,080	YESCO Co. Ltd.	39,561
773	YG Entertainment, Inc.	46,232
9,270	Yoosung Enterprise Co. Ltd.	43,555
6,970	Youlchon Chemical Co. Ltd.	95,110
18,290	Young Heung Iron & Steel Co. Ltd.	39,384
345	Young Poong Corp.	397,319
4,080	Young Poong Precision Corp.	38,380
4,952	Youngone Corp.	201,761
2,598	Youngone Holdings Co. Ltd.	185,051
1,184	Yuhan Corp.	207,971
		99,479,848
SPAIN — 0.6%
25,804	Abengoa SA	143,626
75,281	Abengoa SA - B Shares	335,360
2,281	Abengoa SA - New Share Issue Shares 2014(b)(d)	10,161
661	Abengoa SA - New Share Issue Shares 2014(b)(d)	3,679
12,768	Acciona SA	1,036,249
40,068	Acerinox SA	700,412
3,395	Adveo Group International SA	80,777
20,739	Almirall SA	347,280
3,330	Azkoyen SA(b)	11,919
1,761,679	Banco de Sabadell SA	5,987,949
285,511	Banco Popular Espanol SA	2,099,346
3,590	Banco Santander SA	35,696
183,133	Bankinter SA	1,400,683
1,315	Baron de Ley(b)	136,827
18,045	Bolsas y Mercados Espanoles SA	785,964
20,024	Caja de Ahorros del Mediter- raneo(b)(c)(d)	0
2,580	Cementos Portland Valderrivas SA(b)	26,344
Shares		Value
SPAIN (continued)
16,842	Cie Automotive SA	$213,796
485	Construcciones y Auxiliar de Ferrocarriles SA	232,138
332,485	Deoleo SA(b)	182,203
113,832	Distribuidora Internacional de Alimentacion SA	1,016,718
14,723	Duro Felguera SA	100,496
26,493	Ebro Foods SA	610,133
158,336	EDP Renovaveis SA(b)	1,084,496
9,939	Elecnor SA	142,852
104,144	Enagas SA	3,207,543
68,381	Ence Energia y Celulosa SA	201,121
25,768	Ercros SA(b)	17,160
46,853	Faes Farma SA	144,953
1,874	Faes Farma SA - New Share Issue Shares 2014(b)(d)	5,798
12,842	Fluidra SA	58,259
11,950	Fomento de Construcciones y Contratas SA(b)	263,023
116,565	Gamesa Corp. Tecnologica SA(b)	1,156,432
31,966	Grupo Catalana Occidente SA	1,249,282
9,280	Grupo Ezentis SA(b)	15,128
2,010	Iberpapel Gestion SA	39,542
46,815	Indra Sistemas SA	877,457
893	Inmobiliaria Colonial SA(b)	830
11,609	Inmobiliaria Colonial SA - New Share Issue Shares 2014(b)(d)	10,791
5,819	Laboratorios Farmaceuticos Rovi SA	79,680
51,556	Mediaset Espana Comunicacion SA(b)	570,778
21,368	Melia Hotels International SA	269,768
2,756	Miquel y Costas & Miquel SA	114,897
15,065	Natra SA(b)	39,711
54,285	NH Hoteles SA(b)	346,436
34,034	Obrascon Huarte Lain SA	1,575,395
13,901	Papeles y Cartones de Europa SA	76,853
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	14,716
147,552	Promotora de Informaciones SA - Class A(b)	82,087
1,206,175	Prosegur Cia de Seguridad SA	8,082,443
29,481	Red Electrica Corp. SA	2,424,575
64,394	Sacyr SA(b)	422,563
3,616	Tecnicas Reunidas SA	217,647
41,405	Tubacex SA	202,774
34,984	Tubos Reunidos SA	108,233
8,830	Vidrala SA	467,348
15,581	Viscofan SA	811,691
5,389	Vocento SA(b)	17,383
34,701	Zardoya Otis SA	608,519
30,974	Zeltia SA(b)	116,668
		40,622,588

55

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SWEDEN — 0.8%
11,929	AarhusKarlshamn AB	$796,771
24,738	Acando AB	57,068
3,083	AddNode Group AB	21,100
8,313	AddTech AB - Class B	126,890
330,607	AF AB - Class B(d)	11,948,670
2,158	Arise AB(b)	8,695
794	Atrium Ljungberg AB - Class B	12,614
1,644	Avanza Bank Holding AB	61,566
8,149	Axfood AB	433,255
14,516	Axis Communications AB	432,877
5,502	B&B Tools AB - Class B	100,906
2,816	Beijer AB G&L - Class B	57,167
6,098	Beijer Alma AB	172,093
2,038	Beijer Electronics AB	19,746
11,117	Betsson AB	404,351
17,184	Bilia AB - Class A	569,523
103,419	BillerudKorsnas AB	1,506,225
4,165	BioGaia AB - Class B	124,908
24,799	Biotage AB	44,623
1,759	Bjoern Borg AB(b)	6,817
1,759	Bjoern Borg AB(b)	403
293,940	Boliden AB	4,466,376
42,950	Bure Equity AB	189,577
11,928	Byggmax Group AB	99,978
18,040	Castellum AB	306,854
1,746	Catena AB	29,068
5,320	Clas Ohlson AB - Class B	117,409
10,828	Concordia Maritime AB - Class B	22,065
19,770	CyberCom Group AB(b)	8,209
2,644	Doro AB	17,282
13,655	Duni AB	227,856
59,753	Electrolux AB - Class B	1,655,977
123,512	Elekta AB - Class B	1,728,583
1,207	Enea AB	11,602
53,430	Eniro AB(b)	424,008
15,073	Fabege AB	211,298
741	Fagerhult AB	36,810
6,050	Fastighets AB Balder - Class B(b)	77,460
96,813	Getinge AB - Class B	2,845,339
25,488	Gunnebo AB	145,036
28,421	Haldex AB	362,792
11,372	Hexpol AB	1,073,853
8,094	HIQ International AB	49,045
8,094	HIQ International AB - Redemption Shares(b)	3,224
440	HMS Networks AB	9,626
26,976	Holmen AB - Class B	950,893
7,179	Hufvudstaden AB - Class A	104,888
22,054	Husqvarna AB - Class A	182,647
139,162	Husqvarna AB - Class B	1,155,724
24,085	ICA Gruppen AB	806,760
11,328	Industrial & Financial Systems - Class B	324,045
5,489	Indutrade AB	238,058

Shares		Value
SWEDEN (continued)
31,357	Intrum Justitia AB	$907,116
39,593	JM AB	1,339,617
18,518	KappAhl AB(b)	113,064
264	Karolinska Development AB - Class B(b)	1,015
6,105	Klovern AB	33,425
18,031	KNOW IT AB	191,341
14,357	Kungsleden AB	117,025
2,706	Lagercrantz AB - Class B	54,102
21,175	Lindab International AB(b)	263,784
31,173	Loomis AB - Class B	846,180
75,113	Lundin Petroleum AB(b)	1,604,564
139,081	Meda AB - Class A	2,489,777
2,363	Medivir AB - Class B(b)	41,793
7,277	Mekonomen AB	194,174
29,549	Micronic Mydata AB(b)	84,073
10,604	Modern Times Group AB - Class B	470,821
1,715	MQ Holding AB	7,095
4,730	Munksjo Oyj	38,257
1,241	NCC AB - Class A	44,107
40,105	NCC AB - Class B	1,399,499
2,159	Nederman Holding AB	55,451
4,881	Net Entertainment NE AB	117,480
4,881	Net Entertainment NE AB - Redemption Shares(b)	2,251
49,418	New Wave Group AB - Class B	334,409
11,629	Nibe Industrier AB - Class B	326,396
61,798	Nobia AB	560,746
8,614	Nolato AB - Class B	196,730
17,542	Nordnet AB - Class B	86,601
76,747	Peab AB	593,113
54,154	Pricer AB - Class B(b)	48,722
1,152	Proact IT Group AB	15,458
23,300	Proffice AB - Class B	84,927
82,544	Ratos AB - Class B	838,490
4,226	ReadSoft AB - Class B	11,374
11,992	Rezidor Hotel Group AB(b)	74,510
32,640	Saab AB - Class B	998,948
1,150	Sagax AB - Class B	5,500
91,584	SAS AB(b)	195,783
4,652	Sectra AB - Class B	55,626
124,127	Securitas AB - Class B	1,497,611
5,219	Semcon AB	56,186
39,832	Skanska AB - Class B	910,925
8,761	SkiStar AB	115,539
128,873	SSAB AB - Class A(b)	1,118,834
20,678	SSAB AB - Class B(b)	155,796
8,924	Sweco AB - Class B	138,618
15,079	Swedish Match AB	516,919
21,190	Swedish Orphan Biovitrum AB(b)	232,685
2,770	Systemair AB	45,051
203,586	Tele2 AB - B Shares	2,598,757
7,542	TradeDoubler AB(b)	16,761
95,263	Trelleborg AB - Class B	2,030,613

56

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SWEDEN (continued)
3,694	Vitrolife AB	$64,765
8,602	Wallenstam AB - Class B	140,628
6,774	Wihlborgs Fastigheter AB	130,225
		59,401,867
SWITZERLAND — 1.6%
19,571	Actelion Ltd.	1,922,410
564	Advanced Digital Broadcast Holdings SA(b)	8,876
10,559	AFG Arbonia-Forster Holding AG(b)	350,927
178,000	Allied World Assurance Co.
	Holdings AG	19,168,820
8,646	Allreal Holding AG	1,219,144
1,343	Alpiq Holding AG	164,651
934	ALSO Holding AG	53,274
314	APG SGA SA	108,104
47,560	Aryzta AG	4,390,694
8,734	Ascom Holding AG	162,255
1,374	Autoneum Holding AG	290,537
1,807	Bachem Holding AG - Class B	101,940
32,904	Baloise Holding AG	4,000,373
1,857	Bank Coop AG	90,835
277	Banque Cantonale de Geneve	70,816
2,108	Banque Cantonale Vaudoise	1,250,285
6	Banque Privee Edmond de Rothschild SA	110,476
728	Barry Callebaut AG	988,479
117	Basilea Pharmaceutica(b)	12,224
1,631	Basler Kantonalbank	140,843
99	Belimo Holding AG	278,518
61	Bell AG	167,800
1,916	Berner Kantonalbank AG	470,020
984	BKW AG	36,169
4,131	Bobst Group SA(b)	210,047
2,396	Bossard Holding AG(b)	329,413
3,886	Bucher Industries AG	1,262,806
23,299	Burckhardt Compression Holding AG(d)	12,071,746
542	Burkhalter Holding AG	51,115
977	Calida Holding AG	41,074
36	Carlo Gavazzi Holding AG	9,367
178	Cham Paper Holding AG	50,057
1,088	Charles Voegele Holding AG - Class A(b)	17,925
633	Cicor Technologies	25,713
40	Cie Financiere Tradition SA	2,177
154,090	Clariant AG	3,032,427
41,486	Coca-Cola HBC AG - CDI	1,049,268
1,178	Coltene Holding AG	76,093
35	Conzzeta AG	138,592
2,750	Daetwyler Holding AG	434,326
5,371	Dufry AG(b)	887,335
13,996	EFG International AG	177,316
1,458	Emmi AG	534,677
2,683	EMS-Chemie Holding AG	1,044,879

Shares		Value
SWITZERLAND (continued)
4,343	Energiedienst Holding AG	$157,416
12,484	Ferrexpo Plc	30,689
2,933	Flughafen Zuerich AG	1,847,913
530	Forbo Holding AG	548,307
1,617	Galenica AG	1,644,376
89,347	GAM Holding AG	1,624,306
1,495	Gategroup Holding AG	46,544
7,236	Geberit AG	2,411,452
3,379	Georg Fischer AG	2,676,017
284	Gurit Holding AG	148,276
4,832	Helvetia Holdings AG	2,402,000
4,946	Highlight Communications AG	25,725
3,351	Huber & Suhner AG	184,284
6,547	Implenia AG	479,811
249	Inficon Holding AG	89,121
307,149	Informa Plc	2,501,148
136	Interroll Holding AG	84,681
104	Intershop Holdings AG	40,177
178,605	Julius Baer Group Ltd.	8,350,864
1	Jungfraubahn Holding AG	82
821	Kaba Holding AG - Class B	395,295
1,015	Kardex AG	51,898
2,133	Komax Holding AG	330,093
19,555	Kudelski SA(b)	336,619
1,626	Kuoni Reisen Holding AG	718,222
161	LEM Holding SA	132,993
15	Lindt & Spruengli AG	874,844
17,216	Logitech International SA	232,781
16,086	Lonza Group AG	1,680,613
1,434	Luzerner Kantonalbank AG	590,236
275	MCH Group AG	19,841
97	Metall Zug AG - Class B	292,510
24,650	Meyer Burger Technology AG(b)	303,889
20,313	Micronas Semiconductor Holding AG	180,488
677	Mikron Holding AG	5,308
9,148	Mobilezone Holding AG(b)	103,943
3,918	Mobimo Holding AG	840,939
20,903	Nobel Biocare Holding AG	290,946
111,727	OC Oerlikon Corp AG(b)	1,777,273
3,540	Orascom Development Holding AG(b)	55,105
417	Orell Fuessli Holding AG(b)	48,234
2,266	Orior AG	146,372
3,289	Panalpina Welttransport Holding AG	515,716
3,238	Partners Group Holding AG	885,934
281	Phoenix Mecano AG	180,714
3,798	PSP Swiss Property AG	364,653
78	PubliGroupe SA	15,598
352	Rieter Holding AG	79,391
154	Romande Energie Holding SA	201,227
78	Schaffner Holding AG	22,843
322,063	Schmolz & Bickenbach AG(b)	461,083
472	Schweiter Technologies AG	356,641

57

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
SWITZERLAND (continued)
8,630	Schweizerische National- Versicherungs-Gesellsschaft AG	$597,658
845	Siegfried Holding AG	158,227
894	Sika AG	3,615,210
6,865	Sonova Holding AG	990,632
1,426	St. Galler Kantonalbank AG	612,462
308,724	STMicroelectronics NV	2,953,608
1,100	Straumann Holding AG	243,847
13,078	Sulzer AG	2,012,000
14,784	Swiss Life Holding AG	3,631,747
121,186	Swisslog Holding AG(b)	139,073
2,762	Swissquote Group Holding SA	108,898
955	Tamedia AG	125,872
2,356	Tecan Group AG	293,931
13,991	Temenos Group AG	500,757
1,732	U-Blox AG	211,556
43	Valartis Group AG	1,050
4,581	Valiant Holding AG	507,236
2,156	Valora Holding AG	608,756
457	Vaudoise Assurances Holding SA	208,742
47	Vetropack Holding AG	90,518
3,072	Von Roll Holding AG(b)	5,969
19,524	Vontobel Holding AG	764,233
3	Walliser Kantonalbank	2,543
1,950	Walter Meier AG(b)	105,244
1,950	WM Technologie AG(b)(c)(d)	46,529
915	Ypsomed Holding AG	97,728
3,700	Zehnder Group AG	161,436
1,427	Zueblin Immobilien Holding AG(b)	2,789
52	Zug Estates Holding AG - B Shares	69,956
31	Zuger Kantonalbank AG	167,663
		113,826,124
TAIWAN — 1.2%
124,000	Ability Enterprise Co. Ltd.	78,224
66,000	AcBel Polytech, Inc.	86,439
169,000	Accton Technology Corp.	100,455
1,162,000	Acer, Inc.(b)	717,640
64,765	Achem Technology Corp.	46,754
6,000	Acter Co. Ltd.	23,048
79,497	Action Electronics Co. Ltd.(b)	15,848
9,000	Actron Technology Corp.	37,999
43,000	A-DATA Technology Co. Ltd.	102,239
18,400	Adlink Technology, Inc.	33,878
83,000	Advanced Connectek, Inc.(b)	34,906
54,060	Advancetek Enterprise Co. Ltd.	59,076
79,637	Advantech Co. Ltd.	514,246
183,027	AGV Products Corp.(b)	57,639
10,000	AimCore Technology Co. Ltd.	10,895
20,000	ALI Corp.	20,763
18,000	Alltek Technology Corp.	16,153
136,000	Alpha Networks, Inc.	107,636

Shares		Value
TAIWAN (continued)
147,215	Altek Corp.	$148,443
120,000	Ambassador Hotel (The)	110,670
18,000	AMPOC Far-East Co. Ltd.	15,229
161,830	AmTRAN Technology Co. Ltd.	112,002
32,000	Anpec Electronics Corp.	26,015
52,000	APCB, Inc.	35,645
22,552	Apex Biotechnology Corp.	48,692
36,036	Apex Science & Engineering	22,196
191,700	Ardentec Corp.	162,511
83,427	Arima Communications Corp.(b)	49,175
155,000	Asia Optical Co., Inc.(b)	154,240
14,000	Asia Plastic Recycling Holding Ltd.	29,532
113,000	Asia Polymer Corp.	87,562
103,100	Asia Vital Components Co. Ltd.	65,722
9,000	ASROCK, Inc.	34,274
11,000	Aten International Co. Ltd.	34,605
3,264,000	AU Optronics Corp.(b)	1,232,188
56,000	Audix Corp.	54,057
19,000	Aurora Corp.	35,045
13,000	AV Tech Corp.	35,085
47,270	Avermedia Technologies, Inc.	19,488
9,000	Avision, Inc.(b)	3,040
28,000	AVY Precision Technology, Inc.	42,374
17,850	Awea Mechantronic Co. Ltd.	32,510
138,431	Bank of Kaohsiung	43,595
13,000	Basso Industry Corp.	16,122
26,000	BenQ Materials Corp.(b)	31,856
1,293,350	BES Engineering Corp.	339,206
48,000	Biostar Microtech International Corp.	19,551
15,000	Boardtek Electronics Corp.	16,839
62,000	C Sun Manufacturing Ltd.	59,130
390,781	Capital Securities Corp.	133,935
156,000	Career Technology Manufacturing Co. Ltd.	219,809
117,000	Carnival Industrial Corp.	31,228
7,000	Cathay Chemical Works	3,883
183,000	Cathay No. 1 REIT	105,868
23,000	Cathay No. 2 REIT	10,663
189,000	Cathay Real Estate Development Co. Ltd.	109,527
38,760	Central Reinsurance Co. Ltd.	20,729
47,000	ChainQui Construction Development Co. Ltd.	39,377
179,000	Champion Building Materials Co. Ltd.(b)	63,425
10,923	Chang Wah Electromaterials, Inc.	28,611
127,000	Charoen Pokphand Enterprise	112,079
19,000	Chaun-Choung Technology Corp.	50,397
13,000	CHC Resources Corp.	30,264
811,920	Cheng Loong Corp.	352,214
196,797	Cheng Uei Precision Industry Co. Ltd.	395,575

58

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
19,000	Chenming Mold Industry Corp.(b)	$23,500
75,000	Chia Chang Co. Ltd.	88,789
380,659	Chia Hsin Cement Corp.(b)	199,796
182,028	Chicony Electronics Co. Ltd.	473,184
120,120	Chien Kuo Construction Co. Ltd.	54,296
41,960	Chilisin Electronics Corp.	32,167
42,000	Chimei Materials Technology Corp.	48,818
1,505,744	China Airlines Ltd.(b)	503,610
103,000	China Chemical & Pharmaceutical Co. Ltd.	75,891
14,000	China Ecotek Corp.	35,234
83,000	China Electric Manufacturing Corp.	34,906
268,180	China General Plastics Corp.	135,431
22,000	China Glaze Co. Ltd.	11,219
816,685	China Life Insurance Co. Ltd.	713,971
1,005,505	China Man-Made Fiber Corp.(b)	339,630
93,978	China Metal Products	108,300
521,391	China Motor Corp.	471,355
716,881	China Petrochemical Development Corp.	282,498
42,114	China Steel Chemical Corp.	242,660
37,000	China Steel Structure Co. Ltd.	40,801
194,616	China Synthetic Rubber Corp.	186,251
96,000	China Wire & Cable Co. Ltd(b)	37,830
38,000	Chinese Maritime Transport Ltd.	44,735
167,883	Chin-Poon Industrial Co. Ltd.	314,662
145,000	Chipbond Technology Corp.	247,765
33,574	Chong Hong Construction Co.	92,613
35,876	Chroma ATE, Inc.	92,310
92,000	Chun Yu Works & Co. Ltd.(b)	38,691
338,779	Chun Yuan Steel	141,915
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	53,106
156,339	Chung Hung Steel Corp.(b)	40,330
224,240	Chung Hwa Pulp Corp.(b)	66,979
228,000	Chunghwa Picture Tubes Ltd.(b)	14,119
9,000	Cleanaway Co. Ltd.	50,964
153,348	Clevo Co.	281,834
940,000	CMC Magnetics Corp.(b)	144,745
48,300	CoAsia Microelectronics Corp.	23,992
127,182	Collins Co. Ltd.	47,381
1,250,000	Compal Electronics, Inc.	892,029
810,000	Compeq Manufacturing Co. Ltd.	529,754
191,689	Continental Holdings Corp.	72,682
362,000	Coretronic Corp.	431,552
39,560	Cosmos Bank Taiwan(b)	19,519
50,000	Coxon Precise Industrial Co. Ltd.	84,443

Shares		Value
TAIWAN (continued)
70,000	CSBC Corp. Taiwan	$42,536
203,838	CTCI Corp.	325,352
16,000	CviLux Corp.	21,988
11,660	Cyberlink Corp.	35,793
10,000	Cyberpower Systems, Inc.	25,002
15,460	CyberTAN Technology, Inc.	15,051
76,000	DA CIN Construction Co. Ltd.	70,720
58,000	Danen Technology Corp.(b)	29,290
169,000	Darfon Electronics Corp.	117,245
66,201	Delpha Construction Co. Ltd.	36,829
24,000	Depo Auto Parts Industrial Co. Ltd.	96,563
17,000	DFI, Inc.	21,167
152,712	D-Link Corp.	99,876
62,183	Dynamic Electronics Co. Ltd.(b)	23,269
14,000	Dynapack International Technology Corp.	36,439
198,000	E Ink Holdings, Inc.(b)	131,462
3,683,613	E.Sun Financial Holding Co. Ltd.	2,226,172
226,675	Eastern Media International Corp.(b)	98,332
87,675	Eclat Textile Co. Ltd.	958,102
102,448	Edimax Technology Co. Ltd.	49,361
11,000	Edom Technology Co. Ltd.	6,793
34,320	Elan Microelectronics Corp.	63,417
14,000	E-LIFE MALL Corp.	29,578
21,000	Elite Advanced Laser Corp.	78,581
129,967	Elite Material Co. Ltd.	115,988
38,000	Elite Semiconductor Memory Technology, Inc.	69,084
176,569	Elitegroup Computer Systems Co. Ltd.	130,681
39,000	ENG Electric Co. Ltd.	31,641
160,000	Entie Commercial Bank	70,998
36,000	Episil Technologies, Inc.(b)	14,008
214,000	Epistar Corp.	467,004
210,492	Eternal Chemical Co. Ltd.	219,567
111,000	E-Ton Solar Tech Co. Ltd.(b)	68,369
28,000	Etron Technology, Inc.(b)	15,160
887,609	Eva Airways Corp.(b)	449,712
40,000	Everest Textile Co. Ltd.(b)	14,769
148,000	Evergreen International Storage & Transport Corp.	90,668
659,197	Evergreen Marine Corp. Taiwan Ltd.(b)	374,370
126,152	Everlight Chemical Industrial Corp.	115,717
72,643	Everlight Electronics Co. Ltd.	169,832
59,373	Excelsior Medical Co. Ltd.	110,693
513,865	Far Eastern Department Stores Ltd.	478,164
1,065,422	Far Eastern International Bank	373,981
63,797	Faraday Technology Corp.	86,723
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	33,320

59

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
186,154	Farglory Land Development Co. Ltd.	$305,140
304,469	Federal Corp.	217,276
143,320	Feng Hsin Iron & Steel Co.	240,148
53,656	Feng TAY Enterprise Co. Ltd.	148,363
19,000	First Copper Technology Co. Ltd.(b)	6,638
54,821	First Hotel	34,765
119,000	First Insurance Co. Ltd.	74,281
186,256	First Steamship Co. Ltd.	108,554
57,643	FLEXium Interconnect, Inc.	156,524
8,351	Flytech Technology Co. Ltd.	32,079
54,000	Forhouse Corp.	21,905
50,000	Formosa Advanced Technologies Co. Ltd.	38,413
214,000	Formosa Epitaxy, Inc.(b)	122,598
11,826	Formosa International Hotels Corp.	139,023
48,203	Formosa Oilseed Processing	20,591
729,000	Formosa Taffeta Co. Ltd.	761,638
347,000	Formosan Rubber Group, Inc.	324,616
187,628	Formosan Union Chemical	91,335
33,000	Fortune Electric Co. Ltd.	17,922
70,811	Founding Construction & Development Co. Ltd.	44,084
104,000	Foxconn Technology Co. Ltd.	258,295
86,000	Froch Enterprise Co. Ltd.(b)	30,187
100,022	FSP Technology, Inc.	107,315
35,000	Fubon No. 1 REIT	16,458
89,000	Fubon No. 2 REIT	34,866
57,800	Fullerton Technology Co. Ltd.	52,062
93,422	Fulltech Fiber Glass Corp.(b)	38,361
115,549	Fwusow Industry Co. Ltd.	58,161
47,000	G Shank Enterprise Co. Ltd.	35,330
16,000	G Tech Optoelectronics Corp.	18,253
128,101	Gemtek Technology Corp.	115,595
41,000	Genesis Photonics, Inc.(b)	27,697
26,982	Genius Electronic Optical Co. Ltd.	92,478
6,228	GeoVision, Inc.	33,823
180,000	Getac Technology Corp.	95,669
512,143	Giant Manufacturing Co. Ltd.	4,002,442
5,000	Giantplus Technology Co. Ltd.(b)	2,136
154,781	Gigabyte Technology Co. Ltd.	241,413
2,000	Gigasolar Materials Corp.	46,162
28,000	Gigastorage Corp.(b)	33,843
152,000	Ginko International Co. Ltd.	2,551,957
180,297	Gintech Energy Corp.(b)	185,085
115,133	Global Brands Manufacture Ltd.(b)	38,698
23,000	Global Lighting Technologies, Inc.	27,343
102,000	Globe Union Industrial Corp.(b)	67,385
156,250	Gloria Material Technology Corp.	126,509

Shares		Value
TAIWAN (continued)
293,770	Gold Circuit Electronics Ltd(b)	$80,452
451,852	Goldsun Development & Construction Co. Ltd.	159,356
19,845	Good Will Instrument Co. Ltd.	13,143
7,000	Gourmet Master Co. Ltd.	56,676
886,000	Grand Pacific Petrochemical	563,322
19,000	Grape King Bio Ltd.	84,939
59,000	Great China Metal Industry	76,588
66,000	Great Taipei Gas Co. Ltd.	51,689
163,036	Great Wall Enterprise Co. Ltd.	168,716
55,353	Green Energy Technology, Inc.(b)	45,917
27,000	GTM Corp.(b)	17,256
97,000	Hannstar Board Corp.	35,012
1,622,000	HannStar Display Corp.(b)	561,292
243,115	HannsTouch Solution, Inc.(b)	66,418
126,000	Hey Song Corp.	132,267
145,188	Highwealth Construction Corp.	323,570
69,620	Hitron Technology, Inc.	43,112
27,109	Hiwin Technologies Corp.	257,642
299,720	Ho Tung Chemical Corp.	133,493
139,000	Hocheng Corp.(b)	46,720
28,800	Holiday Entertainment Co. Ltd.	36,527
20,000	Holtek Semiconductor, Inc.	35,963
84,294	Holy Stone Enterprise Co. Ltd.	113,749
62,000	Hong Tai Electric Industrial	21,352
111,000	Horizon Securities Co. Ltd.	32,677
12,000	Howarm Construction Co. Ltd.(b)	10,491
122,678	Hsin Kuang Steel Co. Ltd.	77,999
63,326	Hsing TA Cement Co.	29,987
11,000	Hu Lane Associate, Inc.	36,426
316,000	HUA ENG Wire & Cable Co. Ltd.	122,432
1,710	Hua Yu Lien Development Co. Ltd.(b)	2,712
35,479	Huaku Development Co. Ltd.	86,824
39,000	Huang Hsiang Construction Co.	59,279
138,514	Hung Poo Real Estate Development Corp.	123,845
102,000	Hung Sheng Construction Ltd.	66,034
60,991	Hwa Fong Rubber Co. Ltd.(b)	42,313
193,341	Ichia Technologies, Inc.	237,531
49,000	I-Chiun Precision Industry Co. Ltd.	35,373
81,375	IEI Integration Corp.	116,681
31,000	ILI Technology Corp.	60,772
17,000	Infortrend Technology, Inc.	10,640
935,000	Innolux Corp.(b)	322,008
209,000	Inotera Memories, Inc.(b)	213,859
608,155	Inventec Corp.	559,862
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	36,002
54,691	ITE Technology, Inc.	59,947
83,000	ITEQ Corp.	95,649
27,000	Jess-Link Products Co. Ltd.	25,437

60

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
283,165	Jih Sun Financial Holdings Co. Ltd.	$76,422
3,105	Johnson Health Tech Co. Ltd.	7,547
44,000	Kang Na Hsiung Enterprise Co. Ltd.	21,127
35,000	Kaulin Manufacturing Co. Ltd.	30,772
134,823	KEE TAI Properties Co. Ltd.	91,748
185,067	Kenda Rubber Industrial Co. Ltd.	428,992
24,000	Kenmec Mechanical Engineering Co. Ltd.(b)	11,047
87,000	Kerry TJ Logistics Co. Ltd.	104,580
148,000	King Slide Works Co. Ltd.	1,926,088
591,184	King Yuan Electronics Co. Ltd.	450,269
171,000	Kingdom Construction Co. Ltd.	176,391
407,185	King’s Town Bank	377,548
49,532	King’s Town Construction Co. Ltd.(b)	41,334
47,000	Kinik Co.	129,181
37,000	Kinko Optical Co. Ltd.	34,001
543,343	Kinpo Electronics, Inc.	202,418
102,000	Kinsus Interconnect Technology Corp.	385,059
391,000	KMC Kuei Meng International, Inc.	1,709,120
16,328	KS Terminals, Inc.	27,143
16,000	Kung Long Batteries Industrial Co. Ltd.	52,348
40,000	Kung Sing Engineering Corp.	18,147
200,982	Kuoyang Construction Co. Ltd.	102,162
191,040	Kwong Fong Industries	124,627
131,000	KYE Systems Corp.	56,394
62,000	L&K Engineering Co. Ltd.	55,331
126,478	LCY Chemical Corp.	130,046
24,828	Leader Electronics, Inc.	11,428
345,410	Lealea Enterprise Co. Ltd.	121,245
21,826	Ledtech Electronics Corp.	14,022
63,000	LEE CHI Enterprises Co. Ltd.	35,257
39,000	Lelon Electronics Corp.	37,840
146,638	Leofoo Development Co. Ltd.(b)	55,357
131,500	Lextar Electronics Corp.	128,243
332,545	Li Peng Enterprise Co. Ltd.(b)	155,271
28,643	Lian Hwa Food Corp.	37,039
446,362	Lien Hwa Industrial Corp.	282,320
235,000	Lingsen Precision Industries Ltd.	154,861
104,000	Lite-On Semiconductor Corp.	76,111
97,661	Lite-On Technology Corp.	149,088
118,000	Long Bon International Co. Ltd.	73,266
278,720	Long Chen Paper Co. Ltd.	121,833
18,000	Longwell Co.	23,783
29,451	Lotes Co. Ltd.	95,576
69,000	Lucky Cement Corp.(b)	19,879
30,939	Lumax International Corp. Ltd.	73,152
6,000	Lung Yen Life Service Corp.	16,312
1,668,936	Macronix International(b)	392,944

Shares		Value
TAIWAN (continued)
27,000	Makalot Industrial Co. Ltd.	$141,715
67,000	Marketech International Corp.	48,478
368,000	Masterlink Securities Corp.	120,034
13,152	Mayer Steel Pipe Corp.	5,967
9,000	Maywufa Co. Ltd.	4,426
75,440	Meiloon Industrial Co. Ltd.	44,343
146,188	Mercuries & Associates Ltd.	96,820
45,000	Mercuries Life Insurance Co. Ltd.(b)	25,184
50,600	Merida Industry Co. Ltd.	338,473
25,801	Merry Electronics Co. Ltd.	139,693
43,043	Microbio Co. Ltd.(b)	43,901
55,219	Microelectronics Technology, Inc.(b)	29,348
312,404	Micro-Star International Co. Ltd.	341,391
54,590	Mirle Automation Corp.	49,532
146,500	Mitac Holdings Corp.(b)	118,372
125,822	Mosel Vitelic, Inc.(b)	24,999
111,000	Motech Industries Inc.(b)	187,463
4,000	Nak Sealing Technologies Corp.	18,147
24,000	Namchow Chemical Industrial Co. Ltd.	46,175
152,590	Nan Kang Rubber Tire Co. Ltd.(b)	173,317
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.(b)	19,715
38,000	Nan Ya Printed Circuit Board Corp.(b)	53,543
104,897	Nantex Industry Co. Ltd.	65,825
32,000	National Petroleum Co. Ltd.	28,611
143,250	Neo Solar Power Corp.(b)	169,587
12,000	Netronix, Inc.	31,234
7,475	New Asia Construction & Development Corp.	1,936
10,000	New Era Electronics Co. Ltd.	12,319
28,949	Nichidenbo Corp.	28,759
67,267	Nien Hsing Textile Co. Ltd.	66,269
11,000	Nishoku Technology, Inc.	16,210
72,000	Novatek Microelectronics Corp.	332,605
34,000	Ocean Plastics Co. Ltd.(b)	45,543
220,000	OptoTech Corp.	106,000
212,000	Orient Semiconductor Electronics Ltd.(b)	59,743
133,500	Oriental Union Chemical Corp.	132,625
610,000	Pacific Hospital Supply Co. Ltd.(d)	1,575,601
165,453	Pan Jit International, Inc.(b)	75,061
81,616	Pan-International Industrial Corp.	60,000
5,000	Parade Technologies Ltd.	42,635
4,242	Paragon Technologies Co. Ltd.	11,575
11,000	PChome Online, Inc.	75,402
507,000	Pegatron Corp.	768,106
98,746	Phihong Technology Co. Ltd.	66,053
27,000	Phison Electronics Corp.	183,290

61

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
14,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	$14,163
30,000	Pixart Imaging, Inc.	58,613
21,000	Portwell, Inc.	22,566
309,715	Pou Chen Corp.	393,836
13,000	Powertech Industrial Co. Ltd.	9,299
422,200	Powertech Technology, Inc.	682,975
6,000	Poya Co. Ltd.	37,353
603,807	President Securities Corp.	330,916
13,650	Prime Electronics Satellitics, Inc.	9,764
437,253	Prince Housing & Development Corp.	201,990
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	30,479
34,000	Promise Technology, Inc.	44,811
781,520	Qisda Corp.(b)	253,105
95,000	Quanta Storage, Inc.	118,286
151,084	Quintain Steel Co. Ltd.(b)	33,371
152,008	Radiant Opto-Electronics Corp.	611,596
389,335	Radium Life Tech Co. Ltd.	304,913
10,000	Ralec Electronic Corp.	19,074
83,825	Realtek Semiconductor Corp.	239,000
88,128	Rechi Precision Co. Ltd.	94,700
29,348	Rexon Industrial Corp. Ltd.(b)	10,982
163,616	Rich Development Co. Ltd.	76,937
28,370	Richtek Technology Corp.	162,528
1,186,398	Ritek Corp.(b)	185,436
80,000	Ruentex Development Co. Ltd.	141,466
237,781	Ruentex Industries Ltd.	564,570
218,335	Sampo Corp.	83,869
32,574	San Fang Chemical Industry Co. Ltd.	31,875
340,080	Sanyang Industrial Co. Ltd.	311,385
17,680	ScinoPharm Taiwan Ltd.	48,067
25,000	SDI Corp.	37,006
16,000	Senao International Co. Ltd.	42,122
37,000	Sercomm Corp.	74,495
21,000	Sesoda Corp.	21,871
33,000	Sheng Yu Steel Co. Ltd.	24,697
16,360	ShenMao Technology, Inc.	21,860
70,000	Shih Wei Navigation Co. Ltd.	47,056
119,000	Shihlin Electric & Engineering Corp.	143,834
23,000	Shihlin Paper Corp.(b)	32,522
5,614,425	Shin Kong Financial Holding Co. Ltd.	1,699,313
85,000	Shin Kong No.1 REIT	35,888
30,000	Shin Zu Shing Co. Ltd.	81,264
75,985	Shining Building Business Co. Ltd.(b)	60,641
119,000	Shinkong Insurance Co. Ltd.	92,408
655,314	Shinkong Synthetic Fibers Corp.	210,713
79,000	Shinkong Textile Co. Ltd.	99,541
76,000	Shuttle, Inc.	29,697

Shares		Value
TAIWAN (continued)
173,000	Sigurd Microelectronics Corp.	$171,866
268,000	Silicon Integrated Systems Corp.(b)	76,057
32,122	Silitech Technology Corp.	43,453
56,000	Simplo Technology Co. Ltd.	291,145
85,000	Sinbon Electronics Co. Ltd.	126,383
140,170	Sincere Navigation Corp.	122,077
23,000	Singatron Enterprise Co. Ltd.	12,034
6,000	Sinmag Equipment Corp.	33,380
126,000	Sino-American Silicon Products, Inc.(b)	210,709
151,000	Sinon Corp.	88,256
13,486	Sinphar Pharmaceutical Co. Ltd.	22,821
50,158	Sinyi Realty Co.	89,360
14,000	Sirtec International Co. Ltd.	25,406
20,000	Sitronix Technology Corp.	39,605
97,000	Siward Crystal Technology Co. Ltd.(b)	56,212
23,000	Soft-World International Corp.	79,591
80,000	Solar Applied Materials Technology Co.	70,998
48,013	Solartech Energy Corp.(b)	35,933
48,500	Solomon Technology Corp.	30,997
93,000	Solytech Enterprise Corp.(b)	31,413
15,000	Sonix Technology Co. Ltd.	28,164
132,000	Southeast Cement Co. Ltd.	69,938
5,000	Sporton International, Inc.	21,939
9,000	St Shine Optical Co. Ltd.	190,443
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	11,594
88,142	Standard Foods Corp.	242,261
33,000	Stark Technology, Inc.	31,691
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	16,975
101,399	Sunplus Technology Co. Ltd.(b)	38,447
43,000	Sunrex Technology Corp.	19,152
24,000	Sunspring Metal Corp.	48,480
80,127	Supreme Electronics Co. Ltd.	43,781
85,659	Sweeten Construction Co. Ltd.	55,739
15,000	Syncmold Enterprise Corp.	26,078
157,000	Synnex Technology International Corp.	244,094
145,322	TA Chen Stainless Pipe Co. Ltd.	80,847
670,254	TA Chong Bank Ltd.(b)	223,063
253,340	Ta Ya Electric Wire & Cable.	61,745
70,000	Tah Hsin Industrial Corp.	66,528
42,041	TA-I Technology Co. Ltd.	23,180
697,991	Taichung Commercial Bank	232,294
22,000	Taiflex Scientific Co. Ltd.	42,619
78,000	Tainan Enterprises Co. Ltd.	82,396
922,672	Tainan Spinning Co. Ltd.	620,248
2,150,896	Taishin Financial Holding Co. Ltd.	975,802
71,716	Taisun Enterprise Co. Ltd.(b)	30,398
168,924	Taita Chemical Co. Ltd.(b)	56,778
12,000	Taiwan Acceptance Corp.	30,399

62

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
2,602,191	Taiwan Business Bank(b)	$758,305
137,088	Taiwan Cogeneration Corp.	91,020
6,000	Taiwan FamilyMart Co. Ltd.	41,725
127,000	Taiwan Fertilizer Co. Ltd.	252,335
103,320	Taiwan Fire & Marine Insurance Co.	80,232
65,000	Taiwan FU Hsing Industrial Co. Ltd.	66,942
324,223	Taiwan Glass Industrial Corp.	296,329
59,468	Taiwan Hon Chuan Enterprise Co. Ltd.	122,489
50,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	40,400
217,734	Taiwan Land Development Corp.(b)	80,033
141,114	Taiwan Life Insurance Co. Ltd.(b)	108,646
11,000	Taiwan Line Tek Electronic	10,436
92,150	Taiwan Mask Corp.	31,431
82,544	Taiwan Navigation Co. Ltd.	60,682
190,032	Taiwan Paiho Ltd.	249,198
149,000	Taiwan PCB Techvest Co. Ltd.	211,673
22,000	Taiwan Prosperity Chemical Corp.	21,491
95,120	Taiwan Pulp & Paper Corp.(b)	35,751
18,360	Taiwan Sakura Corp.	13,163
17,850	Taiwan Sanyo Electric Co. Ltd.	20,334
86,117	Taiwan Secom Co. Ltd.	218,444
105,000	Taiwan Semiconductor Co. Ltd.	115,438
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	136,459
81,429	Taiwan Styrene Monomer(b)	45,706
117,250	Taiwan Surface Mounting Technology Co. Ltd.	174,916
175,469	Taiwan TEA Corp.(b)	108,659
71,000	Taiwan Union Technology Corp.	69,124
68,322	Taiyen Biotech Co. Ltd.	58,145
288,000	Tatung Co. Ltd.(b)	91,079
1,553,000	Teco Electric and Machinery Co. Ltd.	1,686,814
10,000	Tecom Co. Ltd.(b)	1,027
10,000	Tekcore Co. Ltd.(b)	4,702
13,000	Ten Ren Tea Co. Ltd.	20,879
31,000	Test Research, Inc.	51,944
41,000	ThaiLin Semiconductor Corp.	28,376
17,000	Thinking Electronic Industrial Co. Ltd.	28,148
60,525	Thye Ming Industrial Co, Ltd.	69,648
48,000	T-Mac Techvest PCB Co. Ltd.	35,684
359,100	Ton Yi Industrial Corp.	381,718
23,000	Tong Hsing Electronic Industries Ltd.	123,386
67,834	Tong Yang Industry Co. Ltd.	97,153
79,694	Tong-Tai Machine & Tool Co. Ltd.	80,491
73,370	Topco Scientific Co. Ltd.	136,788

Shares		Value
TAIWAN (continued)
68,049	Topoint Technology Co. Ltd.	$48,674
13,000	Toung Loong Textile Manufacturing Co.	37,065
56,000	Transasia Airways Corp.	21,790
35,137	Transcend Information, Inc.	115,890
93,122	Tripod Technology Corp.	183,173
27,988	Tsann Kuen Enterprise Co. Ltd.	39,529
104,802	TSRC Corp.	153,743
22,000	TTET Union Corp.	55,295
14,157	TTY Biopharm Co. Ltd.	44,208
560,315	Tung Ho Steel Enterprise Corp.	477,784
137,815	TXC Corp.	198,750
56,000	TYC Brother Industrial Co. Ltd.(b)	35,420
251,303	Tycoons Group Enterprise(b)	44,522
104,253	Tyntek Corp.(b)	35,041
43,000	U-Ming Marine Transport Corp.	72,336
852,288	Unimicron Technology Corp.	723,928
368,576	Union Bank of Taiwan(b)	131,207
30,769	Union Insurance Co. Ltd.(b)	19,869
285,037	Unitech Printed Circuit Board Corp.(b)	110,908
74,000	United Integrated Services Co. Ltd.	80,621
283,000	Universal Cement Corp.	270,836
53,416	Unizyx Holding Corp.(b)	29,628
268,922	UPC Technology Corp.	119,331
253,337	USI Corp.	160,234
9,000	U-Tech Media Corp.(b)	2,119
147,000	Vanguard International Semiconductor Corp.	200,556
56,800	Ve Wong Corp.	43,449
16,000	Visual Photonics Epitaxy Co. Ltd.	17,008
9,000	Vivotek, Inc.	43,215
83,000	Wafer Works Corp.(b)	42,327
117,000	Wah Lee Industrial Corp.	222,780
1,087,000	Walsin Lihwa Corp.(b)	356,358
235,947	Walsin Technology Corp.(b)	70,320
185,000	Walton Advanced Engineering, Inc.(b)	76,578
262,300	Wan Hai Lines Ltd.	130,724
924,801	Waterland Financial Holdings Co. Ltd.	289,709
114,000	Wei Chuan Foods Corp.	169,313
125,321	Wei Mon Industry Co. Ltd(b)	39,632
65,100	Weikeng Industrial Co. Ltd.	51,200
15,606	Well Shin Technology Co. Ltd.	28,475
26,000	Weltrend Semiconductor, Inc.	23,935
264,000	Win Semiconductors Corp.	235,168
1,667,977	Winbond Electronics Corp.(b)	500,979
1,080,673	Wintek Corp.(b)	361,441
108,000	Wisdom Marine Lines Co. Ltd.	129,823
1,471,402	Wistron Corp.	1,227,874
63,928	Wistron NeWeb Corp.	149,034
575,865	WPG Holdings Co. Ltd.	707,484

63

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TAIWAN (continued)
110,348	WT Microelectronics Co. Ltd.	$150,551
46,000	WUS Printed Circuit Co. Ltd.	24,372
12,000	Xxentria Technology Materials Corp.	33,896
660,300	Yageo Corp.	313,773
1,163,600	Yang Ming Marine Transport Corp.(b)	475,875
95,144	YC Co. Ltd.	69,157
211,077	YC INOX Co. Ltd.	195,713
52,995	YeaShin International Development Co. Ltd.	37,204
524,624	YFY, Inc.	231,058
81,159	Yi Jinn Industrial Co. Ltd.(b)	22,844
365,596	Yieh Phui Enterprise Co. Ltd.(b)	112,955
63,000	Young Fast Optoelectronics Co. Ltd.	61,022
28,000	Youngtek Electronics Corp.	59,342
352,000	Yulon Motor Co. Ltd.	546,685
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	76,826
61,000	YungShin Global Holding Corp.	111,706
130,000	Yungtay Engineering Co. Ltd.	383,138
9,000	Zeng Hsing Industrial Co. Ltd.	50,666
92,000	Zenitron Corp.	54,381
55,000	Zhen Ding Technology Holding Ltd.	159,365
196,826	Zig Sheng Industrial Co. Ltd.(b)	59,964
50,169	Zinwell Corp.	51,418
4,000	Zippy Technology Corp.	7,312
		85,729,177
THAILAND — 0.3%
272,500	Amata Corp. Public Co. Ltd. - FOR	132,208
413,880	AP Thailand Public Co. Ltd. - FOR	72,902
179,700	AP Thailand Public Co. Ltd. - NVDR	31,653
369,200	Asia Plus Securities Public Co. Ltd. - FOR	39,932
404,300	Bangchak Petroleum Public Co. Ltd. (The) - FOR	399,802
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	6,327
13,235,850	Bangkok Chain Hospital Public Co. Ltd. - FOR(d)	3,006,289
2,324,700	Bangkok Expressway Public Co. Ltd. - FOR(d)	2,460,475
30,800	Bangkok Insurance Public Co. Ltd. - FOR(d)	328,368
1,742,100	Bangkok Land Public Co. Ltd. - FOR	87,751
449,300	Banpu Public Co. Ltd. - FOR	416,533
94,100	Berli Jucker Public Co. Ltd. - FOR	138,853

Shares		Value
THAILAND (continued)
1,400	Big C Supercenter Public Co. Ltd. - FOR	$8,220
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	189,883
1,205,256	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	96,093
211,000	Central Plaza Hotel Public Co. Ltd. - FOR	202,132
252,900	CH Karnchang Public Co. Ltd. - FOR	144,581
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	8,518
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	541,465
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	50,618
6,497,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,208,498
40,000	Electricity Generating Public Co. Ltd. - FOR	162,546
627,900	Esso Thailand Public Co. Ltd. - FOR(b)	121,272
12,801,000	G J Steel Public Co. Ltd. - FOR(b)(c)(d)	23,735
1,289,700	G Steel Public Co. Ltd. - FOR(b)(c)(d)	5,978
224,000	GFPT Public Co. Ltd. - FOR	97,602
116,000	Glow Energy Public Co. Ltd. - FOR	278,708
233,500	Hana Microelectronics Public Co. Ltd. - FOR	232,706
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	153,863
1,282,204	Home Product Center Public Co. Ltd. - FOR	354,627
63,100	ICC International Public Co. Ltd. - FOR(d)	77,023
2,393,600	IRPC Public Co. Ltd. - FOR	272,202
769,691	Italian-Thai Development Public Co. Ltd. - FOR(b)	87,530
930,500	Jasmine International Public Co. Ltd. - FOR	238,663
25,600	KCE Electronics Public Co. Ltd. - FOR	27,689
240,600	KGI Securities Thailand Public Co. Ltd. - FOR	21,562
155,100	Khon Kaen Sugar Industry Public Co. Ltd.	67,101
150,800	Kiatnakin Bank Public Co. Ltd. - FOR	200,383
225,100	Land and Houses Public Co. Ltd. - FOR	70,257
452,800	Land and Houses Public Co. Ltd. - NVDR	138,527
21,900	Lanna Resources Public Co. Ltd. - FOR	8,730

64

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
THAILAND (continued)
420,630	Loxley Public Co. Ltd. - FOR	$51,994
203,800	LPN Development Public Co. Ltd. - FOR	109,583
85,600	Major Cineplex Group Public Co. Ltd. - FOR	50,789
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	20,142
369,000	MBK Public Co. Ltd.	173,325
71,100	MCOT Public Co. Ltd. - FOR	62,619
34,000	Mermaid Maritime Public Co. Ltd.	13,153
143,770	Minor International Public Co. Ltd. - FOR	109,294
160,800	Polyplex Public Co. Ltd. - FOR	49,443
240,500	Precious Shipping Public Co. Ltd. - FOR	204,380
386,800	Pruksa Real Estate Public Co. Ltd. - FOR	267,748
805,141	Quality Houses Public Co. Ltd. - FOR	81,111
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	195,327
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	6,639
129,100	Robinson Department Store Public Co. Ltd. - FOR	201,469
28,500	Rojana Industrial Park Public Co. Ltd. - FOR	6,341
69,300	Saha-Union Public Co. Ltd. - FOR(d)	80,843
140,200	Samart Corp. Public Co. Ltd. - FOR	89,250
35,700	Samart Telcoms Public Co. Ltd. - FOR	17,651
1,921,500	Sansiri Public Co. Ltd. - FOR	113,414
947,812	SC Asset Corp Public Co. Ltd. - FOR	100,756
15,100	Siam City Cement Public Co. Ltd. - FOR	180,117
46,701	Siam Future Development Public Co. Ltd. - FOR	8,082
81,300	Siamgas & Petrochemicals Public Co. Ltd. - FOR	52,257
99,500	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	57,191
44,000	SNC Former Public Co. Ltd. - FOR	22,979
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	49,621
56,200	SPCG Public Co. Ltd.(b)	36,818
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	54,471
36,400	Srithai Superware Public Co. Ltd. - FOR	28,402
128,500	STP & I Public Co. Ltd. - FOR	84,581

Shares		Value
THAILAND (continued)
263,800	Supalai Public Co. Ltd. - FOR	$158,965
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)	32,075
474,800	Thai Airways International Public Co. Ltd. - FOR(b)	190,742
22,200	Thai Carbon Black Public Co. Ltd. - FOR(b)	18,351
15,000	Thai Central Chemical Public Co. Ltd. - FOR	12,631
18,000	Thai Oil Public Co. Ltd. - FOR	29,064
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	119,796
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR	434,186
86,300	Thai Vegetable Oil Public Co. Ltd. - FOR	63,738
204,400	Thaicom Public Co. Ltd. - FOR	255,816
425,100	Thanachart Capital Public Co. Ltd. - FOR	456,496
32,700	Thitikorn Public Co. Ltd. - FOR	10,055
349,003	Thoresen Thai Agencies Public Co. Ltd. - FOR(b)	223,250
5,033,137	Ticon Industrial Connection Public Co. Ltd. - FOR(d)	2,488,572
18,500	Tipco Asphalt Public Co. Ltd. - FOR	31,300
195,000	Tisco Financial Group Public Co. Ltd. - FOR	239,532
5,285,900	TMB Bank Public Co. Ltd. - FOR	375,697
130,200	Total Access Communication Public Co. Ltd. - FOR	502,936
18,317	Toyo-Thai Corp. Public Co. Ltd. - FOR	21,509
600,000	TPI Polene Public Co. Ltd. - FOR	220,643
33,400	TTW Public Co. Ltd.	10,321
256,900	Vinythai Public Co. Ltd. - FOR	84,945
		21,772,215
TURKEY — 0.1%
13,325	Adana Cimento Sanayii T.A.S. - Class A	25,746
2,248	Adese Alisveris Merkezleri Ticaret AS(b)	18,524
13,070	Akcansa Cimento AS	76,135
54,299	Akenerji Elektrik Uretim AS - Placement Shares(b)	33,173
13,189	Akfen Holding AS	27,608
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,650
61,656	Aksa Akrilik Kimya Sanayii	214,323
73,605	Aksigorta AS	101,438
20,024	Alarko Holding AS	45,992
104,806	Albaraka Turk Katilim Bankasi AS	82,890
92,536	Anadolu Anonim Tuerk Sigorta Sirketi(b)	63,544

65

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TURKEY (continued)
9,287	Anadolu Cam Sanayii AS	$8,313
36,333	Anadolu Hayat Emeklilik AS	76,055
46,057	Arcelik AS	283,554
12,441	Aselsan Elektronik Sanayi Ve Ticaret AS	55,207
356,187	Asya Katilim Bankasi AS(b)	273,270
46,890	Aygaz AS	193,196
679	Bagfas Bandirma Gubre Fabrik(b)	13,699
846	Baticim Bati Anadolu Cimento Sanayii AS(b)	2,424
1,875	Bizim Toptan Satis Magazalari AS	17,759
12,360	Borusan Mannesmann Boru Sanayi ve Ticaret AS	40,214
6,211	Boyner Perakende Ve Tekstil Yatirimlari AS(b)	157,514
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	62,677
16,881	Bursa Cimento Fabrikasi AS	33,657
0	Celebi Hava Servisi AS	3
29,087	Cimsa Cimento Sanayi ve Ticaret AS	169,435
21,156	Deva Holding AS(b)	17,734
259,431	Dogan Sirketler Grubu Holdings AS(b)	88,461
207,143	Dogan Yayin Holding AS(b)	50,031
55,895	Dogus Otomotiv Servis ve Ticaret AS	211,504
13,370	Eczacibasi Yatirim Holding Ortakligi AS	33,685
24,801	EGE Seramik Sanayi ve Ticaret AS	33,827
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	158,267
157,131	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	205,385
475,611	Eregli Demir ve Celik Fabrikalari TAS	659,960
17,827	Ford Otomotiv Sanayi AS	201,356
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	41,775
67,762	Global Yatirim Holding AS	39,793
2,148	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	55,949
1,774	Goodyear Lastikleri TAS	56,079
15,728	Gozde Girisim Sermayesi Yatirim Ortakligi AS(b)	20,260
74,533	GSD Holding AS(b)	52,947
21,044	Gubre Fabrikalari TAS(b)	41,758
1	Hurriyet Gazetecilik AS(b)	0
111,480	Ihlas Holding AS(b)	17,950
51,657	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	65,564
39,541	IS Finansal Kiralama AS	18,351
9,908	IS Yatirim Menkul Degerler AS	5,818
25,002	Izmir Demir Celik Sanayi AS(b)	33,864

Shares		Value
TURKEY (continued)
28,550	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	$32,180
24,485	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	37,686
187,769	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	134,276
100,082	Karsan Otomotiv Sanayii Ve Ticaret AS(b)	49,293
428	Kartonsan Karton Sanayi ve Ticaret AS	48,692
496	Konya Cimento Sanayii AS	62,835
57,679	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	110,630
9,480	Koza Altin Isletmeleri AS	94,506
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	43,646
18,103	Mardin Cimento Sanayii ve Ticaret AS	39,780
71,042	Menderes Tekstil Sanayi ve Ticaret AS(b)	18,841
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(b)	4,131
9,707	Migros Ticaret AS(b)	87,345
4,289	Netas Telekomunikasyon AS	14,726
2,613	Nuh Cimento Sanayi AS	12,387
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	124,368
25,909	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS(b)	48,344
113,035	Petkim Petrokimya Holding AS(b)	160,596
133	Pinar Entegre Et ve Un Sanayi AS	624
7,882	Pinar SUT Mamulleri Sanayii AS	68,124
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	119,575
84,071	Sasa Polyester Sanayi(b)	49,769
166,410	Sekerbank TAS(b)	155,254
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	124,237
37,937	Soda Sanayii AS	56,055
9,473	Tat Gida Sanayi AS(b)	9,690
22,285	TAV Havalimanlari Holding AS	178,360
32,390	Tekfen Holding AS	81,759
5,679	Teknosa Ic Ve Dis Ticaret AS	32,274
62,692	Tekstil Bankasi AS(b)	57,598
31,036	Tofas Turk Otomobil Fabrikasi AS	189,608
9,410	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	15,999
161,759	Trakya Cam Sanayii AS	183,856
44,783	Turcas Petrol AS	54,506
207,439	Turk Hava Yollari	663,120

66

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
TURKEY (continued)
1,592	Turk Traktor ve Ziraat Makineleri AS	$45,727
448,792	Turkiye Sinai Kalkinma Bankasi AS	405,955
362,888	Turkiye Sise ve Cam Fabrikalari AS	453,706
402,227	Turkiye Vakiflar Bankasi Tao	840,056
61,668	Ulker Biskuvi Sanayi AS	470,201
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	27,714
55,650	Vestel Elektonik Sanayi ve Ticaret AS(b)	49,811
34,098	Zorlu Enerji Elektrik Uretim AS(b)	18,409
		9,665,567
UNITED ARAB EMIRATES — 0.1%
121,294	Al Noor Hospitals Group Plc	2,043,821
94,854	Dragon Oil Plc(b)(d)	1,007,363
584,663	Gulf Marine Services Plc(b)	1,579,424
138,428	Lamprell Plc(b)	358,761
		4,989,369
UNITED KINGDOM — 7.8%
1,160	4imprint Group Plc	13,210
278,982	Aberdeen Asset Management Plc	2,057,462
7,449	Acal Plc	45,025
37,004	Admiral Group Plc	873,432
699,021	Afren Plc(b)	1,858,848
31,402	African Barrick Gold Plc	131,646
4,696	Aga Rangemaster Group Plc(b)	13,796
68,671	Aggreko Plc	1,828,429
172,698	Alent Plc	927,230
148,020	AMEC Plc	3,086,458
225,854	Amlin Plc	1,707,214
40,996	Anglo Pacific Group Plc	131,859
3,737	Anglo-Eastern Plantations	44,798
68,300	Anite Plc	94,848
94,585	Ashmore Group Plc	559,576
273,530	Ashtead Group Plc	4,038,665
6,071	Avon Rubber Plc	64,269
115,161	Babcock International Group Plc	2,321,575
423,852	Balfour Beatty Plc	2,005,905
22,893	BARR (A.G.) Plc	239,065
585,612	Barratt Developments Plc	3,653,402
142,558	BBA Aviation Plc	746,150
78,149	Bellway Plc	1,898,704
49,371	Berendsen Plc	862,751
108,436	Berkeley Group Holdings Plc	4,199,909
6,530	Betfair Group Plc	106,614
16,127	Big Yellow Group Plc REIT	139,955
9,080	Bloomsbury Publishing Plc	24,606
1,307,376	Bodycote Plc(d)	16,124,778
104,197	Booker Group Plc	258,610
11,496	Boot (Henry) Plc	42,313

Shares		Value
UNITED KINGDOM (continued)
83,542	Bovis Homes Group Plc	$1,115,013
5,675	Braemar Shipping Services Plc	50,088
9,901	Brammer Plc	78,443
81,352	Brewin Dolphin Holdings Plc	443,653
71,243	British Land Co. Plc REIT	830,575
4,627	British Polythene Industries Plc	49,295
46,738	Britvic Plc	571,718
71,760	BTG Plc(b)	644,566
150,395	Bunzl Plc	4,268,489
84,926	Burberry Group Plc	2,129,316
596,442	Cable & Wireless Communications Plc	531,710
11	Camellia Plc	1,845
107,175	Capita Plc	1,963,343
74,940	Capital & Counties Properties Plc	422,224
91,052	Capital & Regional Plc	70,716
11,197	Carclo Plc	34,029
349,116	Carillion Plc	2,179,765
1,086	Carpetright Plc(b)	10,727
3,699	Charles Stanley Group Plc	29,665
3,384	Charles Taylor Plc	14,884
96,995	Chemring Group Plc	366,835
57,086	Chesnara Plc	317,584
23,254	Chime Communications Plc	137,024
63,977	Cineworld Group Plc	348,629
4,407	Clarkson Plc	198,370
61,525	Close Brothers Group Plc	1,450,140
550,626	Cobham Plc	2,869,897
170,165	Colt Group SA(b)	376,370
27,870	Communisis Plc	30,704
57,481	Computacenter Plc	631,798
23,566	Concentric AB	333,437
22,043	Connect Group Plc	66,991
6,595	Consort Medical Plc	98,210
6,920	Costain Group Plc	31,458
16,173	Cranswick Plc	326,857
4,000	Creston Plc	7,767
657,578	Croda International Plc(d)	28,600,008
73,400	CSR Plc	711,966
102,197	Daily Mail & General Trust Plc - Class A	1,405,408
54,059	Dairy Crest Group Plc	421,589
26,485	Darty Plc	45,723
913,022	De La Rue Plc(d)	12,632,905
679,815	Debenhams Plc	920,530
10,051	Dechra Pharmaceuticals Plc	117,093
31,032	Derwent London Plc REIT	1,425,121
29,907	Development Securities Plc	122,702
89,965	Devro Plc	321,260
10,213	Dignity Plc	246,755
1,077,480	Diploma Plc(d)	11,979,482
1,041,571	Dixons Retail Plc(b)	791,009
1,038,544	Domino Printing Sciences Plc(d)	13,589,380
42,149	Domino’s Pizza Group Plc	365,783

67

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
295,471	Drax Group Plc	$3,302,523
238,474	DS Smith Plc	1,268,308
6,273	Dunelm Group Plc	99,187
25,606	E2V Technologies Plc	72,091
79,189	easyJet Plc	2,188,702
230,794	Electrocomponents Plc	1,131,993
229,079	Elementis Plc	1,072,527
460,990	EnQuest Plc(b)	1,068,649
1,070,000	Ensco Plc - Class A	53,981,500
367,016	Enterprise Inns Plc(b)	845,845
97,005	Essentra Plc	1,310,259
8,205	Euromoney Institutional Investor Plc	148,230
304,900	F&C Asset Management Plc	614,660
1,193,289	Fenner Plc(d)	8,339,002
9,707	Fidessa Group Plc	367,446
792	Findel Plc(b)	3,610
645,023	Firstgroup Plc(b)	1,407,054
3,248	Fuller Smith & Turner - Class A	52,892
539,467	G4S Plc	2,149,562
28,463	Galliford Try Plc	570,913
5,558	Games Workshop Group Plc	53,724
44,117	Gem Diamonds Ltd.(b)	123,648
24,405	Genus Plc	417,821
1,111,091	GKN Plc	7,203,671
14,268	Go-Ahead Group Plc	475,295
38,840	Great Portland Estates Plc REIT	411,168
727,541	Greene King Plc(d)	10,938,668
42,366	Greggs Plc	382,687
89,848	Halfords Group Plc	671,570
1,057,069	Halma Plc(d)	10,021,348
84,204	Hammerson Plc REIT	811,076
75,006	Hansteen Holdings Plc REIT	130,312
78,688	Hargreaves Lansdown Plc	1,554,416
269,194	Hays Plc	684,939
7,436	Headlam Group Plc	60,609
45,677	Helical Bar Plc	279,948
1,906,443	HellermannTyton Group Plc(d)	10,139,287
316,889	Helphire Group Plc	32,851
359,922	Henderson Group Plc	1,524,084
71,298	Hikma Pharmaceuticals Plc	1,868,281
38,157	Hill & Smith Holdings Plc	359,808
337	Hilton Food Group Plc	3,036
26,318	Hochschild Mining Plc	73,318
5,026	Hogg Robinson Group Plc	6,280
454,892	Home Retail Group Plc	1,566,793
144,901	Homeserve Plc	826,426
211,194	Howden Joinery Group Plc	1,159,592
62,365	Hunting Plc	891,335
23,501	Huntsworth Plc	23,807
3,454	Hyder Consulting Plc	27,394
279,534	ICAP Plc	1,954,397
70,020	IG Group Holdings Plc	751,886
14,815	Imagination Technologies Group Plc(b)	49,077
89,696	IMI Plc	2,271,629

Shares		Value
UNITED KINGDOM (continued)
323,638	Inchcape Plc	$3,502,600
85,421	Inmarsat Plc	1,049,951
549,715	Innovation Group Plc(b)	294,682
82,005	InterContinental Hotels Group Plc	2,794,052
27,869	International Consolidated Airlines Group(b)	190,144
1,087,165	Interserve Plc(d)	12,133,049
41,164	Intertek Group Plc	2,019,697
65,377	Intu Properties Plc REIT	322,315
236,494	Investec Plc	2,082,320
73,267	IP Group Plc(b)	212,770
45,416	ITE Group Plc	176,364
165,165	Ithaca Energy, Inc.(b)	433,990
1,283,644	ITV Plc	3,944,473
50,439	J D Wetherspoon Plc	718,331
631,062	J Sainsbury Plc	3,576,814
8,667	James Fisher & Sons Plc	188,916
28,273	Jardine Lloyd Thompson Group Plc	503,136
63,090	Jazztel Plc(b)	968,057
7,378	JD Sports Fashion Plc	218,495
6,182	John Menzies Plc	67,218
243,164	John Wood Group Plc	3,216,706
41,414	Johnson Matthey Plc	2,288,581
84,713	Johnston Press Plc(b)	36,115
35,089	Jupiter Fund Management Plc	229,985
85,319	Kazakhmys Plc(b)	342,987
172,730	Kcom Group Plc	274,429
26,714	Keller Group Plc	449,684
13,679	Kier Group Plc	384,078
49,534	Kofax Ltd.(b)	371,957
176,043	Ladbrokes Plc	455,653
1,977,425	Laird Plc(d)	9,268,138
122,471	Lancashire Holdings Ltd.	1,447,453
30,575	Lavendon Group Plc	116,925
79,575	London Stock Exchange Group Plc	2,434,489
67,669	Londonmetric Property Plc REIT	158,010
60,992	Lonmin Plc(b)	291,944
69,882	Lookers Plc	164,593
35,957	Low & Bonar Plc	50,389
1,283	LSL Property Services Plc	8,686
442,244	Man Strategic Holdings Plc(b)	735,854
6,088	Management Consulting Group Plc	2,570
43,460	Marshalls Plc	130,062
402,517	Marston’s Plc	1,000,380
60,086	McBride Plc	99,673
1,021,462	McBride Plc - Redeemable B Shares(b)(d)	1,725
1,244	McKay Securities Plc REIT	4,558
28,145	Mears Group Plc	239,262
14,664	Mecom Group Plc	32,681
308,951	Meggitt Plc	2,486,611

68

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
838,098	Melrose Industries Plc	$4,039,931
98,125	Michael Page International Plc	775,020
6,827	Micro Focus International Plc	89,332
71,806	Millennium & Copthorne Hotels Plc	672,863
103,693	Mitchells & Butlers Plc(b)	771,202
186,683	Mitie Group Plc	1,002,632
231,628	Mondi Plc	3,842,348
112,692	Moneysupermarket.com Group Plc	346,288
153,617	Morgan Advanced Materials Plc	868,875
15,010	Morgan Sindall Group Plc	200,841
11,794	Mothercare Plc(b)	37,088
80,593	N Brown Group Plc	698,052
216,307	National Express Group Plc	1,019,303
8,593	NCC Group Plc	27,385
27,929	Norcros Plc	10,020
69,409	Northgate Plc	607,628
23,821	Novae Group Plc	217,988
7,224	Ocado Group Plc(b)	40,982
6,950	Optos Plc(b)	18,775
6,337	Oxford Instruments Plc	137,914
129,075	Pace Plc	794,787
5,971	PayPoint Plc	114,625
208,298	Pendragon Plc	109,023
114,551	Pennon Group Plc	1,465,057
256,487	Persimmon Plc(b)	5,681,620
66,082	Petrofac Ltd.	1,621,145
36,290	Photo-Me International Plc	82,717
19,816	Playtech Plc	223,159
131,010	Premier Farnell Plc	490,834
124,046	Premier Foods Plc(b)	120,427
263,486	Premier Oil Plc	1,507,211
279,236	Punch Taverns Plc(b)	66,004
78,418	PZ Cussons Plc	458,370
195,364	QinetiQ Group Plc	695,326
117,396	Quintain Estates & Development Plc(b)	201,184
11,181	Rank Group Plc	30,393
4,954	Rathbone Brothers Plc	161,849
139,415	Redrow Plc	674,619
9,324	Renishaw Plc	286,042
51,233	Renold Plc(b)	44,981
171,499	Rentokil Initial Plc	344,284
69,193	Restaurant Group Plc	728,987
836,459	Rexam Plc	7,004,858
9,385	Ricardo Plc	107,354
30,878	Rightmove Plc	1,256,433
4,886	RM Plc	11,426
26,258	Robert Walters Plc	141,425
530,259	Rotork Plc(d)	23,196,822
76,966	RPC Group Plc	779,692
136,419	RPS Group Plc	678,318
2,131,021	RSA Insurance Group Plc	3,531,434
627,144	Sage Group Plc (The)	4,514,997
52,290	Salamander Energy Plc(b)	118,303

Shares		Value
UNITED KINGDOM (continued)
45,100	Savills Plc	$456,879
101,874	Schroders Plc	4,396,400
42,407	Schroders Plc - Non Voting	1,395,476
24,967	SDL Plc	126,989
71,325	Segro Plc REIT	421,365
186,503	Senior Plc	899,956
1,033,313	Serco Group Plc	5,933,508
80,799	Severfield-Rowen Plc(b)	83,557
85,981	Severn Trent Plc	2,678,378
87,706	Shaftesbury Plc REIT	979,563
298,622	Shanks Group Plc	513,014
337,160	SIG Plc	1,090,129
13,544	Smith & Nephew Plc	210,267
75,505	Smiths Group Plc	1,701,884
127,053	Soco International Plc	926,920
361,372	Spectris Plc	13,575,553
249,161	Speedy Hire Plc	237,685
286,449	Spirax-Sarco Engineering Plc(d)	14,020,663
207,268	Spirent Communications Plc	332,977
213,939	Spirit Pub Co. Plc	283,552
15,991	Sportech Plc(b)	23,489
94,269	Sports Direct International Plc(b)	1,246,246
15,823	St. Ives Plc	52,897
102,085	St. James’s Place Plc	1,327,167
86,519	St. Modwen Properties Plc	542,679
140,523	Stagecoach Group Plc	880,226
32,005	Sthree Plc	219,120
7,742	Stolt-Nielsen Ltd.	209,039
8,341	SuperGroup Plc(b)	187,302
30,559	Synergy Health Plc	639,785
60,974	Synthomer Plc	271,783
235,743	Talktalk Telecom Group Plc	1,141,540
214,060	Tate & Lyle Plc	2,533,533
2,231,492	Taylor Wimpey Plc	3,959,780
5,162	Ted Baker Plc	161,149
38,081	Telecity Group Plc	461,000
10,919	Telecom Plus Plc	285,382
279,406	Thomas Cook Group Plc(b)	824,141
8,837	Thorntons Plc(b)	18,091
2,222	Tipp24 SE(b)	160,608
3,226	Topps Tiles Plc	6,999
8,024	Torotrak Plc(b)	3,726
110,801	Travis Perkins Plc	3,189,636
16,317	Trifast Plc	25,483
164,257	Trinity Mirror Plc(b)	479,781
1,193,058	TT electronics Plc(d)	4,220,060
228,303	TUI Travel Plc	1,649,018
109,493	Tullett Prebon Plc	587,692
47,049	UBM Plc	521,505
970	UK Mail Group Plc	9,499
320,623	Ultra Electronics Holdings Plc(d)	9,181,075
21,072	Unite Group Plc (The)	150,316
219,347	United Utilities Group Plc	2,947,934
17,283	UTV Media Plc	70,033

69

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
197,460	Vectura Group Plc(b)	$470,079
199,220	Vesuvius Plc	1,402,626
606,745	Victrex Plc(d)	19,064,508
11,826	Vitec Group Plc (The)	123,296
1,370	VP Plc	14,792
81,025	Weir Group Plc (The)	3,679,971
43,316	WH Smith Plc	800,090
131,326	Whitbread Plc	9,046,569
721,708	William Hill Plc	4,322,109
15,003	Wilmington Group Plc	57,501
21,070	Wincanton Plc(b)	42,156
554,279	WM Morrison Supermarkets Plc	1,880,102
79,245	Wolfson Microelectronics Plc(b)	314,087
32,930	Workspace Group Plc REIT	319,137
10,776	WS Atkins Plc	233,430
14,163	Xaar Plc	188,671
115,645	Xchanging Plc	309,966
		550,086,329
UNITED STATES — 44.9%
150,000	Aceto Corp.	3,282,000
604,000	Actuant Corp. - Class A	20,451,440
1,250,407	Advance Auto Parts, Inc.	151,661,865
22,860	AgJunction, Inc.(b)	21,274
154,751	Alacer Gold Corp.	369,917
910,000	Albemarle Corp.	61,006,400
127,000	Altera Corp.	4,130,040
200,000	American Vanguard Corp.	3,562,000
1,375,000	AmerisourceBergen Corp.	89,622,500
600,000	Approach Resources Inc.(b)	12,450,000
107,000	AptarGroup, Inc.	7,213,940
78,840	Argonaut Gold, Inc.(b)	291,321
90,800	Arthur J Gallagher & Co.	4,087,816
300,000	B&G Foods, Inc.	9,840,000
17,053	Bauer Performance Sports Ltd.(b)	236,179
18,000	Beam, Inc.	1,502,460
70,000	Bed Bath & Beyond, Inc.(b)	4,349,100
131,000	Bio-Rad Laboratories, Inc. - Class A(b)	16,140,510
8,000	Bizlink Holding, Inc.	41,857
300,000	BJ’s Restaurants, Inc.(b)	8,565,000
300,000	Blackbaud, Inc.	9,135,000
26,100	BNK Petroleum, Inc.(b)	49,769
286,262	Boart Longyear Ltd.(b)	75,792
400,000	Bottomline Technologies, Inc.(b)(d)	12,656,000
350,000	Brady Corp. - Class A.	9,026,500
200,000	Bryn Mawr Bank Corp.(d)	5,456,000
100,000	Cantel Medical Corp.	3,316,000
300,000	Cardtronics, Inc.(b)	10,044,000
2,870,200	CareFusion Corp.(b)	112,110,012
225,000	Casey’s General Stores, Inc.	15,448,500
422,100	Cepheid, Inc.(b)	18,352,908
1,500	Chaparral Gold Corp.(b)	876
17,000	Church & Dwight Co., Inc.	1,173,170

Shares		Value
UNITED STATES (continued)
381,000	CLARCOR, Inc.	$22,006,560
28,000	Clorox Co. (The)	2,539,600
69,000	Commerce Bancshares, Inc.	3,000,120
200,000	Community Bank System, Inc.	7,438,000
15,000	Cooper Cos., Inc. (The)	1,978,650
29,000	CR Bard, Inc.	3,982,570
2,510,000	Crown Holdings, Inc.(b)(d)	118,396,700
570,000	CST Brands, Inc.	18,599,100
50,000	Cullen/Frost Bankers, Inc.	3,820,500
627,600	CVB Financial Corp.	9,075,096
280,000	Denbury Resources, Inc.	4,709,600
57,000	Dover Corp.	4,924,800
182,400	E2Open, Inc.(b)	3,150,048
48,000	Edwards Lifesciences Corp.(b)	3,910,560
250,000	Elizabeth Arden, Inc.(b)	9,185,000
789,000	Energizer Holdings, Inc.	88,123,410
200,000	EnPro Industries, Inc.(b)	14,242,000
164,000	Esterline Technologies Corp.(b)	17,879,280
25,000	First Financial Bankshares, Inc.	1,476,250
150,000	Flotek Industries, Inc.(b)	4,201,500
7,200	Flowers Foods, Inc.	147,744
1,150,000	Flowserve Corp.	84,007,500
512,000	Forum Energy Technologies, Inc.(b)	15,288,320
400,000	Fresh Market, Inc. (The)(b)	14,840,000
1,910,000	Generac Holdings, Inc.(d)	112,460,800
275,000	Genomic Health, Inc.(b)	7,216,000
350,000	Globus Medical, Inc. - Class A(b)	8,547,000
73,730	Golden Star Resources Ltd.(b)	45,070
127,600	Haemonetics Corp.(b)	3,873,936
100,000	HB Fuller Co.	4,633,000
563,519	Henry Schein, Inc.(b)	64,370,775
200,000	Hub Group, Inc. - Class A(b)	8,930,000
860,500	Hubbell, Inc. - Class B(d)	101,298,060
150,000	ICU Medical, Inc.(b)	8,367,000
13,500	IDEX Corp.	1,006,695
100,000	Independent Bank Corp.	3,712,000
95,000	Informatica Corp.(b)	3,367,750
110,000	Innospec, Inc.	4,736,600
300,000	Integra LifeScience Holdings Corp.(b)(d)	13,674,000
11,000	Integrated Memory Logic Ltd.	30,125
70,000	Intuit, Inc.	5,302,500
49,000	JM Smucker Co. (The)	4,737,320
291,000	John Wiley & Sons, Inc. - Class A	16,720,860
57,000	Kellogg Co.	3,809,310
150,000	Lancaster Colony Corp.(d)	14,232,000
200,000	Landstar System, Inc.	12,598,000
350,000	LogMein, Inc.(b)	15,907,500
400,000	Luminex Corp.(b)(d)	7,684,000
500,000	Masimo Corp.(b)	13,380,000
28,000	McCormick & Co., Inc. - Non Voting	1,993,600
19,000	Mead Johnson Nutrition Co.	1,676,940

70

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
UNITED STATES (continued)
175,000	Measurement Specialties, Inc.(b)(d)	$11,261,250
10,500	Mettler-Toledo International, Inc.(b)	2,447,760
57,000	MICROS Systems, Inc.(b)	2,935,500
201,000	Mistras Group, Inc.(b)(d)	4,564,710
63,000	Molson Coors Brewing Co. - Class B	3,778,110
677	Movie Gallery, Inc.(b)(c)(d)	0
635,305	MSC Industrial Direct Co., Inc. - Class A	57,850,873
100,000	Navigators Group, Inc. (The)(b)(d)	5,697,000
150,000	NBT Bancorp, Inc.	3,397,500
1,905,746	NetApp, Inc.	67,863,615
5,237,000	Nexteer Automotive Group Ltd.(b)	3,431,463
275,000	Northern Oil and Gas, Inc.(b)	4,243,250
91,000	Northern Trust Corp.	5,482,750
400,000	NuVasive, Inc.(b)	13,484,000
42,000	Oasis Petroleum, Inc.(b)	1,953,420
200,000	Omnicell, Inc.(b)	5,296,000
1,324,200	Omnicom Group, Inc.	89,621,856
100,000	Owens & Minor, Inc.	3,354,000
42,000	Parker Hannifin Corp.	5,328,960
14,000	Pentair Ltd.	1,040,060
1,696,000	PetSmart, Inc.	114,785,280
150,000	Post Holdings, Inc.(b)	7,839,000
200,000	Prestige Brands Holdings, Inc.(b)	6,704,000
275,000	PROS Holdings, Inc.(b)(d)	7,535,000
212,000	Prosperity Bancshares, Inc.	12,508,000
500,000	QLIK Technologies, Inc.(b)	10,990,000
425,000	Qualys, Inc.(b)(d)	8,198,250
350,000	Raven Industries, Inc.(d)	10,815,000
100,000	RBC Bearings, Inc.(b)	6,226,000
650,000	RealPage, Inc.(b)	11,537,500
97,000	Red Hat, Inc.(b)	4,719,050
750,000	Resolute Energy Corp.(b)	5,625,000
28,000	Rockwell Automation, Inc.	3,337,040
1,000,000	Rockwell Collins, Inc.	77,650,000
29,636,600	Samsonite International SA(d)	94,036,510
150,000	SciQuest, Inc.(b)	3,597,000
400,000	Sensient Technologies Corp.	21,620,000
21,000	Sigma-Aldrich Corp.	2,020,410
44,591	Sims Metal Management Ltd(b)	405,550
57,000	Sirona Dental Systems, Inc.(b)	4,287,540
950,000	Snap-on, Inc.(d)	110,200,000
425,000	Snyder’s-Lance, Inc.(d)	11,288,000
43,000	Solera Holdings, Inc.	2,785,540
70,000	St. Jude Medical, Inc.	4,442,900
125,000	Standex International Corp.(d)	7,421,250
250,000	STERIS Corp.	12,012,500
21,000	Teleflex, Inc.	2,143,890
85,386	Thompson Creek Metals Co., Inc.(b)	229,036

Shares		Value
UNITED STATES (continued)
174,000	TIBCO Software, Inc.(b)	$3,415,620
265,000	TreeHouse Foods, Inc.(b)	19,832,600
515,000	TriMas Corp.(b)(d)	18,467,900
1,629,690	Tupperware Brands Corp.(d)	138,376,978
350,000	UMB Financial Corp.(d)	20,548,500
3,475,000	Vantiv, Inc. - Class A(b)(d)	106,856,250
1,645,000	Varian Medical Systems, Inc.(b)(d)	130,859,750
225,000	VCA Antech, Inc.(b)	6,891,750
500,000	Volcano Corp.(b)	8,780,000
190,000	Washington Trust Bancorp, Inc.(d)	6,498,000
1,750,000	Waste Connections, Inc.(d)	78,155,000
500	WaterFurnace Renewable Energy, Inc.	10,469
956,351	Waters Corp.(b)(d)	94,238,828
150,000	West Pharmaceutical Services, Inc.	6,507,000
146,000	WEX, Inc.(b)	14,011,620
21,000	Whiting Petroleum Corp.(b)	1,548,120
250,000	Wolverine World Wide, Inc.	7,025,000
300,000	Woodward, Inc.	13,449,000
1,695,000	Wyndham Worldwide Corp.	120,921,300
85,000	Xilinx, Inc.	4,011,150
28,000	Zimmer Holdings, Inc.	2,710,400
139,000	Zoetis, Inc.	4,206,140
		3,162,216,593
Total Common Stocks
(Cost $4,613,689,260)		6,268,837,694
INVESTMENT COMPANY — 0.3%
23,517,099	SEI Daily Income Trust Government II Fund, Class A, 0.01% (g)
		23,517,099
Total Investment Company
(Cost $23,517,099)		23,517,099
EXCHANGE TRADED FUNDS — 9.4%
1,825,000	iShares Core S&P Small Cap ETF	195,512,250
3,433,100	iShares MSCI EAFE Small Cap Index Fund	178,589,862
234,861	iShares MSCI Japan Small Cap Index Fund	12,122,351
95,000	iShares Russell Mid-Cap ETF	14,619,550
196,000	SPDR Russell Nomura Small Cap Japan Fund	9,323,720
2,354,800	SPDR S&P International Small Cap Fund	79,780,624
160,000	SPDR S&P MidCap 400 ETF Trust	39,475,200
400,000	Vanguard Small-Cap ETF	44,076,000

71

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
1,693,500	WisdomTree Japan Hedged Equity Fund	$78,053,415
160,000	WisdomTree Japan Small Cap Dividend Fund	7,912,000
Total Exchange Traded Funds
(Cost $603,921,916)		659,464,972
RIGHTS/WARRANTS—0.0%
Banks — 0.0%
3,590	Banco Santander SA Coupons(b)	757
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
75,651	Peugeot SA Warrants, Expire 4/29/17(b)	144,732
11,992	Rezidor Hotel Group AB Rights, Expire 5/21/14(b)(d)	5,570
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(c)(d)	0
		150,302
Diversified Financials — 0.0%
15,728	Gozde Girisim Sermayesi Yatirim Ortakligi AS Rights, Expire 5/12/14(b)	23,910
113,369	Haitong International Securities Group Ltd. Rights, Expire 5/23/14(b)(d)	1,316
		25,226
Energy — 0.0%
10,000	Falcon Energy Group Ltd. Rights, Expire 6/18/16(b)	255
4,380	Lanna Resources Public Co. Ltd. Rights(b)(c)(d)	41
		296
Health Care — 0.0%
1	Clal Biotechnology Industries Ltd. Warrants, Expire 8/5/14(b)	1
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
201,026	KPJ Healthcare Berhad Warrants, Expire 1/23/19(b)	41,861
9,600	Ligand Pharmaceuticals Contingent Value Rights(b)(c)(d)	0
		41,862
Industrials — 0.0%
47,325	Aalberts Industries NV Coupons(b)(d)	0

Shares		Value
Industrials (continued)
44,292	Babcock International Group Plc Rights(b)(d)	$892,900
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	89,219
2,865	GS Engineering & Construction Corp. Rights, Expire 5/22/14(b)(d)	24,118
12,777	Heijmans NV - CVA Coupons(b)(d)	0
5,597	Kendrion NV Coupons(b)(d)	0
49,289	Mota-Engil SGPS SA Rights, Expire 1/22/14(b)(c)(d)	20,514
93,126	Polimex - Mostostal SA Rights(b)(c)(d)	0
113,540	Randstad Holding NV Coupons(b)(d)	0
82	Thermador Groupe Coupons(b)(d)	0
26,846	Thoresen Thai Agencies Public Co. Ltd., Warrants(b)	4,978
149,781	TNT Express NV Coupons(b)(d)	0
		1,031,729
Information Technology — 0.0%
7,407	STS Semiconductor & Telecom- munications Rights, Expire 5/23/2014(b)(d)	4,767
Insurance — 0.0%
1,426	Mercuries Life Insurance Co. Ltd. Rights, Expire 5/14/14(b)(d)	5
Materials — 0.0%
52,533	Fosun International Ltd. Rights, Expire 5/13/14(b)	237
12,547	Klabin SA Rights, Expire 5/23/14(b)	563
16,751	Koninklijke Ten Cate NV Coupons(b)(d)	0
		800
Real Estate — 0.0%
2,416	Africa Israel Investments Ltd. Series 9 Warrants, Expire 5/4/14(b)(d)	0
4,310	Corio NV Coupons(b)(d)	0
45,020	Land & Houses Public Co. Ltd. - FOR Warrants, Expire 4/28/17(b)(d)	8,904
90,560	Land & Houses Public Co. Ltd. - NVDR Warrants, Expire 4/29/17(b)(d)	17,911
17,348	Resilient Property Income Fund Ltd. Rights, Expire 5/16/14(b)	7,998
1,006,627	Ticon Industrial Connection Public Co. Ltd. Rights, Expire 5/30/14(b)(d)	31,107

72

Old Westbury Funds, Inc.
Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2014
(Unaudited)

Shares		Value
Real Estate (continued)
2,177	YeaShin International Development Co. Ltd. Rights, Expire 5/13/14(b)(d)	$50
		65,970
Telecommunication Services — 0.0%
5,008	Loxley Public Co. Ltd. Warrants(b)(d)	0
Utilities — 0.0%
108	Cia de Gas de Sao Paulo Rights, Expire 5/28/14(b)(d)	0
Total Rights/Warrants
(Cost $635,248)		1,321,714

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Bank — 0.2%
$16,000,000	0.01%, 05/02/2014(h)	15,999,996

Total U.S. Government Agencies
(Cost $15,999,996)		15,999,996

Shares
CASH SWEEP — 0.7%
45,212,276	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	45,212,276
Total Cash Sweep
(Cost $45,212,276)		45,212,276
TOTAL INVESTMENTS — 99.6%
(Cost $5,302,975,795)(a)		7,014,353,751
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		28,220,366
NET ASSETS — 100.0%		$7,042,574,117

(a)	Cost for federal income tax purposes is $5,307,296,900 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,823,679,878
Unrealized depreciation	(116,623,027)
Net unrealized appreciation	$1,707,056,851

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $4,006,619, which is 0.06% of net assets and the cost is $6,954,135.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $767,868,391 or 10.91% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $13,791,which is less than 0.01% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	Rate shown represents current yield at April 30, 2014.
(h)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CDI — CHESS Depositary Interests
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
DVR — Differential Voting Rights
FOR — Foreign Ownership Restrictions
NVDR — Non Voting Depositary Receipt
PDR — Phillippine Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.6%
Consumer Discretionary	16.9%
Consumer Staples	5.4%
Diversified Financials	1.2%
Energy	3.5%
Health Care	11.8%
Industrials	22.8%
Information Technology	10.1%
Insurance	2.2%
Materials	8.6%
Real Estate	2.3%
Telecommunication Services	0.6%
Utilities	1.0%
Other*	11.0%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

73

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	June 30, 2014

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	June 30, 2014

*	Print the name and title of each signing officer under his or her signature.